UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Fund Advisor General Counsel of
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
Signatures

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO (Formerly Fasciano Small Equity Portfolio)
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.06%

Autos & Transportation - 1.61%

AirTran Holdings Inc * †	542,800	$5,341,152
Tenneco Inc * †	252,500	7,830,025

		13,171,177

Consumer Discretionary - 17.74%

Ameristar Casinos Inc †	286,400	8,047,840
Bally Technologies Inc * †	298,200	10,565,226
bebe Stores Inc †	413,300	6,046,579
Carter’s Inc * †	254,300	5,073,285
Coldwater Creek Inc * †	384,900	4,180,014
Ctrip.com International Ltd ADR (Cayman)	180,000	9,324,000
DSW Inc ‘A’ * †	196,300	4,940,871
FTI Consulting Inc * †	189,800	9,548,838
GSI Commerce Inc * †	295,000	7,847,000
Iconix Brand Group Inc * †	416,400	9,906,156
Life Time Fitness Inc * †	168,900	10,360,326
LKQ Corp * †	304,200	10,589,202
McCormick & Schmick’s Seafood Restaurants Inc *	282,436	5,318,270
Orient-Express Hotels Ltd ‘A’ (Bermuda)	10,300	528,081
Phillips-Van Heusen Corp	144,600	7,588,608
Physicians Formula Holdings Inc *	360,800	4,232,184
priceline.com Inc *	111,400	9,886,750
Scientific Games Corp ‘A’ *	180,500	6,786,800
TeleTech Holdings Inc * †	210,200	5,025,882
The Geo Group Inc * †	317,800	9,410,058

		145,205,970

Consumer Staples - 1.24%

The Hain Celestial Group Inc * †	317,500	10,201,275

Energy - 5.05%

Carrizo Oil & Gas Inc * †	196,700	8,823,962
Dril-Quip Inc * †	190,200	9,386,370
Mariner Energy Inc * †	360,500	7,465,955
North American Energy Partners Inc * (Canada)	325,200	5,612,952
Petrobank Energy & Resources Ltd * (Canada)	261,200	10,007,874

		41,297,113

Financial Services - 10.33%

Affiliated Managers Group Inc * †	71,600	9,129,716
Boston Private Financial Holdings Inc †	295,300	8,221,152
First Mercury Financial Corp *	382,100	8,218,971
First Midwest Bancorp Inc †	170,300	5,817,448
FirstFed Financial Corp * †	115,000	5,698,250
GFI Group Inc * †	100,100	8,620,612
Greenhill & Co Inc †	129,600	7,912,080
HFF Inc ‘A’ *	300,300	3,564,561
Signature Bank * †	219,900	7,747,077
Williams Scotsman International Inc * †	273,600	7,581,456
Wintrust Financial Corp †	93,800	4,004,322
Wright Express Corp * †	219,300	8,002,257

		84,517,902

Health Care - 17.51%

Acorda Therapeutics Inc *	218,100	4,002,135
Adams Respiratory Therapeutics Inc * †	194,200	7,484,468
Allscripts Healthcare Solutions Inc * †	368,100	9,949,743
BioMarin Pharmaceutical Inc * †	174,200	4,337,580
DexCom Inc * †	582,500	5,819,175
Gen-Probe Inc * †	142,200	9,467,676
Gentiva Health Services Inc *	259,100	4,977,311
Hologic Inc * †	171,400	10,455,400
Illumina Inc * †	161,800	8,394,184
Inverness Medical Innovations Inc * †	135,200	7,479,264
Kyphon Inc *	91,400	6,398,000
Omrix Biopharmaceuticals Inc *	238,600	8,424,966
Onyx Pharmaceuticals Inc * †	167,000	7,267,840
PAREXEL International Corp * †	224,000	9,244,480
Progenics Pharmaceuticals Inc * †	242,600	5,363,886
Psychiatric Solutions Inc *	263,300	10,342,424
Regeneron Pharmaceuticals Inc * †	223,300	3,974,740
Savient Pharmaceuticals Inc *	327,800	4,769,490
Thoratec Corp * †	318,600	6,591,834
United Therapeutics Corp *	129,300	8,603,622

		143,348,218

Integrated Oils - 0.60%

Concho Resources Inc *	330,800	4,899,148

Materials & Processing - 7.87%

CLARCOR Inc †	206,800	7,074,628
Greif Inc ‘A’ †	113,700	6,899,316
RBC Bearings Inc * †	231,100	8,862,685
Silgan Holdings Inc †	163,100	8,766,625
Thompson Creek Metals Co Inc * (Canada)	401,900	8,869,155
Uranium One Inc * (Canada)	526,400	6,959,393
URS Corp * †	175,900	9,929,555
Zoltek Cos Inc * †	161,000	7,024,430

		64,385,787

Producer Durables - 7.63%

Actuant Corp ‘A’	130,300	8,465,591
BE Aerospace Inc * †	240,600	9,992,118
Bucyrus International Inc ‘A’ †	123,800	9,028,734
Esterline Technologies Corp * †	178,700	10,194,835
Polycom Inc * †	289,000	7,762,540
SBA Communications Corp ‘A’ * †	297,700	10,502,856
Varian Semiconductor Equipment Associates Inc *	121,400	6,497,328

		62,444,002

Technology - 22.77%

Acme Packet Inc * †	434,600	6,701,532
American Reprographics Co * †	86,000	1,609,920
ANSYS Inc * †	276,300	9,441,171
Atheros Communications Inc * †	310,400	9,302,688
Cypress Semiconductor Corp * †	287,300	8,392,033
DealerTrack Holdings Inc * †	254,700	10,666,836
Digital River Inc * †	161,600	7,231,600
FormFactor Inc * †	170,900	7,582,833
Foundry Networks Inc * †	346,200	6,151,974
IHS Inc ‘A’ * †	188,100	10,625,769
Mellanox Technologies Ltd * (Israel)	426,400	8,327,592
NICE Systems Ltd ADR * (Israel)	268,500	9,623,040
Omniture Inc * †	205,200	6,221,664
ON Semiconductor Corp * †	766,100	9,622,216
SI International Inc * †	221,000	6,313,970
SiRF Technology Holdings Inc * †	153,600	3,279,360
Solera Holdings Inc *	324,100	5,830,559
Sonus Networks Inc * †	1,019,300	6,217,730
SunPower Corp ‘A’ * †	120,300	9,963,246
Synaptics Inc * †	188,600	9,007,536
Synchronoss Technologies Inc * †	230,900	9,711,654
Tessera Technologies Inc * †	235,600	8,835,000
TIBCO Software Inc *	644,000	4,759,160
VeriFone Holdings Inc * †	245,900	10,900,747

		186,319,830

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Utilities - 3.71%

Dobson Communications Corp ‘A’ *	611,600	$7,822,364
ITC Holdings Corp †	213,300	10,569,015
NeuStar Inc ‘A’ * †	231,700	7,944,993
Time Warner Telecom Inc ‘A’ * †	183,300	4,027,101

		30,363,473

Total Common Stocks (Cost $727,849,929)		786,153,895

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.61%

Time Deposit - 3.61%

State Street Bank 3.850% due 10/01/07	$29,535,000	29,535,000

Total Short-Term Investment (Cost $29,535,000)		29,535,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.67% (Cost $757,384,929)		815,688,895

	Shares
SECURITIES LENDING COLLATERAL - 30.00%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $245,483,851)	245,483,851	245,483,851

TOTAL INVESTMENTS - 129.67%
(Cost $1,002,868,780)		1,061,172,746

OTHER ASSETS & LIABILITIES, NET - (29.67%)		(242,799,677)

NET ASSETS - 100.00%		$818,373,069

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
RIGHTS - 0.15%

Belgium - 0.15%

Fortis * Exp. 10/09/07	1,125,200	$5,984,680

Total Rights (Cost $0)		5,984,680

COMMON STOCKS - 95.95%

Australia - 4.97%

Australia & New Zealand Banking Group Ltd +	531,100	13,958,633
BHP Billiton Ltd +	960,000	37,486,282
Commonwealth Bank of Australia +	352,100	17,557,191
Macquarie Airports Ltd +	7,809,679	30,052,999
National Australia Bank Ltd +	1,000,621	35,149,584
QBE Insurance Group Ltd +	1,188,790	35,524,711
Zinifex Ltd +	2,104,600	33,015,548

		202,744,948

Austria - 1.45%

OMV AG +	280,500	18,757,196
voestalpine AG +	469,800	40,618,804

		59,376,000

Belgium - 1.17%

Fortis +	1,125,200	33,175,460
KBC Groep NV +	106,400	14,619,716

		47,795,176

Bermuda - 0.38%

Orient Overseas International Ltd +	1,623,000	15,383,888

Canada - 2.67%

Bombardier Inc ‘B’ *	2,060,100	12,240,679
Canadian Imperial Bank of Commerce	317,300	31,696,504
Gerdau Ameristeel Corp	1,491,300	17,676,999
Husky Energy Inc	528,000	22,003,318
ING Canada Inc	23,815	1,068,820
Onex Corp	43,200	1,587,453
Teck Cominco Ltd ‘B’	474,000	22,502,669

		108,776,442

Denmark - 0.85%

Carlsberg AS ‘B’ +	252,700	34,494,545

Finland - 1.53%

Nokia OYJ +	1,007,600	38,231,778
Stora Enso OYJ ‘R’ +	1,253,300	24,336,148

		62,567,926

France - 11.05%

Air France-KLM +	287,400	10,557,705
BNP Paribas +	459,700	50,307,440
Compagnie Generale des Etablissements Michelin ‘B’ +	346,600	46,735,167
Credit Agricole SA +	1,023,430	39,171,021
France Telecom SA +	745,500	24,884,378
Lagardere SCA +	446,800	38,056,854
Renault SA +	478,300	69,402,021
Sanofi-Aventis +	685,500	58,094,586
Societe Generale +	304,289	51,199,467
Total SA +	768,200	62,249,506

		450,658,145

Germany - 11.18%

Allianz SE +	291,300	67,852,852
BASF AG +	438,700	60,860,301
DaimlerChrysler AG +	115,000	11,533,161
Deutsche Bank AG +	387,400	49,755,529
Deutsche Lufthansa AG +	1,276,100	36,754,044
Deutsche Telekom AG +	1,458,700	28,642,216
E.ON AG +	420,100	77,421,361
Epcos AG +	439,200	8,588,444
Muenchener Rueckversicherungs AG +	337,600	64,627,742
RWE AG +	400,000	50,165,975

		456,201,625

Greece - 0.69%

Public Power Corp SA +	710,900	28,147,873

Hong Kong - 0.03%

Sino Land Co Ltd +	516,400	1,280,832

Italy - 2.94%

Banco Popolare SCARL *	557,500	12,488,878
Buzzi Unicem SPA +	722,800	18,758,268
ENI SPA † +	1,648,000	60,856,701
Fondiaria-Sai SPA +	402,822	18,924,484
Fondiaria-Sai SPA RNC +	56,199	1,829,316
Italcementi SPA +	325,000	7,195,254

		120,052,901

Japan - 21.02%

Aisin Seiki Co Ltd +	345,700	13,746,338
Alps Electric Co Ltd † +	1,053,700	12,626,030
Canon Inc +	285,100	15,471,064
Cosmo Oil Co Ltd +	1,063,000	5,032,410
Dainippon Ink & Chemicals Inc † +	2,730,000	12,028,208
East Japan Railway Co +	1,927	15,191,912
EDION Corp † +	770,200	8,554,277
Fujitsu Ltd +	5,478,000	38,542,788
Honda Motor Co Ltd +	626,600	20,866,464
Isuzu Motors Ltd +	4,716,000	26,830,115
Itochu Corp +	2,338,000	28,225,224
JFE Holdings Inc +	715,300	50,447,195
Kyushu Electric Power Co Inc † +	1,143,000	30,193,918
Leopalace21 Corp +	396,200	12,956,241
Mitsubishi Chemical Holdings Corp +	2,936,000	25,496,976
Mitsubishi Corp +	569,200	17,926,960
Mitsubishi UFJ Financial Group Inc	5,522	48,554,564
Mitsui & Co Ltd +	1,342,000	32,454,776
Mitsui Chemicals Inc +	791,000	7,807,642
Mitsui OSK Lines Ltd +	2,568,000	41,320,931
Namco Bandai Holdings Inc +	548,900	7,950,907
Nippon Mining Holdings Inc † +	2,079,500	20,733,780
Nippon Telegraph & Telephone Corp +	7,279	33,820,386
Nippon Yusen Kabushiki Kaisha † +	2,583,000	25,084,056
Nissan Motor Co Ltd +	3,685,500	36,770,995
Oki Electric Industry Co Ltd * † +	2,400,000	4,123,103
ORIX Corp +	188,400	42,696,677
Rengo Co Ltd † +	773,000	5,204,112
Sharp Corp +	2,243,000	40,538,857
Sumitomo Mitsui Financial Group Inc +	6,024	46,735,432
The Tokyo Electric Power Co Inc +	1,525,500	38,435,127
Toshiba Corp † +	5,035,000	46,787,598
Toyota Motor Corp +	763,600	44,672,393

		857,827,456

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Luxembourg - 1.46%

ArcelorMittal +	759,900	$59,733,365

Netherlands - 3.54%

European Aeronautic Defence & Space Co NV +	216,509	6,651,752
ING Groep NV CVA +	1,589,000	70,614,120
Koninklijke Ahold NV * +	2,413,120	36,416,586
Koninklijke BAM Groep NV +	424,600	11,348,762
Wolters Kluwer NV +	648,670	19,214,224

		144,245,444

Singapore - 0.37%

Neptune Orient Lines Ltd +	4,256,000	15,152,290

Spain - 1.51%

Repsol YPF SA +	1,108,300	39,437,702
Telefonica SA +	799,900	22,347,696

		61,785,398

Sweden - 2.00%

Nordea Bank AB +	1,256,800	21,819,034
Svenska Cellulosa AB ‘B’ +	1,869,700	34,780,397
Tele2 AB ‘B’ +	1,149,500	24,811,149

		81,410,580

Switzerland - 2.22%

Credit Suisse Group +	797,200	52,985,083
Novartis AG +	681,690	37,502,026

		90,487,109

United Kingdom - 24.92%

Antofagasta PLC +	361,000	5,631,615
Associated British Foods PLC +	1,258,000	20,611,096
AstraZeneca PLC +	1,105,200	55,316,320
Aviva PLC +	2,423,800	36,341,684
BAE Systems PLC +	4,185,000	42,055,244
Barclays PLC +	4,357,500	52,971,193
BP PLC +	2,611,600	30,209,234
British Airways PLC * +	1,705,700	13,341,519
British American Tobacco PLC +	822,200	29,426,333
British Energy Group PLC +	1,400,000	15,209,671
BT Group PLC +	1,396,300	8,760,851
Friends Provident PLC +	6,226,113	21,848,933
GlaxoSmithKline PLC +	2,477,500	65,710,844
Greene King PLC +	882,900	15,932,235
HBOS PLC +	2,766,620	51,773,127
Home Retail Group PLC +	3,378,000	25,662,171
HSBC Holdings PLC (LI) +	631,900	11,669,603
ITV PLC +	8,401,350	17,636,458
Kazakhmys PLC +	348,693	9,980,837
Lloyds TSB Group PLC +	3,387,900	37,480,980
Marston’s PLC +	2,039,600	14,136,116
Mitchells & Butlers PLC +	1,369,800	17,162,284
Pearson PLC +	1,206,500	18,669,518
Rio Tinto PLC +	280,929	24,178,623
Royal & Sun Alliance Insurance Group PLC +	5,570,844	17,630,608
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,842,700	75,916,396
Taylor Wimpey PLC +	2,742,600	15,484,860
Tesco PLC +	2,160,100	19,361,851
The Royal Bank of Scotland Group PLC +	5,625,740	60,700,749
Trinity Mirror PLC +	1,786,000	15,023,988
Unilever PLC +	629,000	19,912,486
Vodafone Group PLC +	26,269,825	94,689,045
Xstrata PLC +	848,390	56,340,900

		1,016,777,372

Total Common Stocks (Cost $3,340,200,748)		3,914,899,315

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.67%

Time Deposit - 1.67%

State Street Bank 3.850% due 10/01/07	$68,233,000	68,233,000

Total Short-Term Investment (Cost $68,233,000)		68,233,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.77% (Cost $3,408,433,748)		3,989,116,995

	Shares
SECURITIES LENDING COLLATERAL - 3.83%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $156,313,000)	156,313,000	156,313,000

TOTAL INVESTMENTS - 101.60% (Cost $3,564,746,748)		4,145,429,995

OTHER ASSETS & LIABILITIES, NET - (1.60%)		(65,350,907)

NET ASSETS - 100.00%		$4,080,079,088

Notes to Schedule of Investments

(a) As of September 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	28.50%
Materials & Processing	12.09%
Utilities	11.70%
Autos & Transportation	10.87%
Integrated Oils	6.22%
Consumer Discretionary	6.02%
Short-Term Investment & Securities Lending Collateral	5.50%
Health Care	5.31%
Consumer Staples	4.66%
Multi-Industry	4.00%
Technology	2.88%
Energy	2.00%
Producer Durables	1.85%

101.60%
Other Assets & Liabilities, Net	(1.60)%

100.00%

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $3,745,079,431, or 91.79% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d) The amount of $10,487,628 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Financial Times Stock Exchange 100 Index (12/07)	297	GBP18,571,417	$1,586,056

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.02%

Japan - 0.02%

Dowa Holdings Co Ltd * Exp. 01/29/10	317,000	$193,052

Total Warrants (Cost $0)		193,052

PREFERRED STOCKS - 0.75%

Germany - 0.53%

Fresenius SE +	45,042	3,489,134
ProSiebenSat.1 Media AG +	70,700	2,223,094

		5,712,228

Italy - 0.22%

Unipol Gruppo Finanziario SPA +	763,100	2,387,520

Total Preferred Stocks (Cost $7,184,230)		8,099,748

COMMON STOCKS - 95.84%

Australia - 6.83%

AED Oil Ltd * † +	77,528	607,325
Alesco Corp Ltd † +	288,386	3,313,940
Ansell Ltd +	406,050	4,486,815
Australian Worldwide Exploration Ltd * +	1,134,136	3,460,063
Babcock & Brown Ltd † +	140,550	3,408,573
Boart Longyear Group * +	985,100	2,079,305
Bradken Ltd +	464,900	4,365,090
Challenger Financial Services Group Ltd † +	1,139,250	6,255,901
Consolidated Minerals Ltd +	377,426	1,643,362
Corporate Express Australia Ltd +	37,000	231,359
David Jones Ltd † +	1,028,081	4,629,983
Flight Centre Ltd +	79,850	1,529,731
Goodman Fielder Ltd † +	1,035,200	2,364,462
Incitec Pivot Ltd † +	82,900	6,265,583
Jubilee Mines NL † +	286,900	4,405,811
Kagara Zinc Ltd † +	147,800	810,977
Metcash Ltd +	51,800	216,496
MFS Ltd +	244,888	1,016,326
Mincor Resources NL +	518,500	1,943,890
OneSteel Ltd +	518,659	3,166,196
Pacific Brands Ltd +	987,000	2,704,568
Ramsay Health Care Ltd † +	137,600	1,304,328
Sally Malay Mining Ltd +	748,600	3,218,978
Sunland Group Ltd +	247,475	885,162
United Group Ltd † +	255,050	4,185,636
WorleyParsons Ltd +	138,600	5,184,297

		73,684,157

Austria - 0.48%

Andritz AG +	70,780	4,891,951
Austria Technologie & Systemtechnik AG +	9,500	244,343

		5,136,294

Belgium - 0.84%

D’ieteren SA +	7,000	3,136,475
Omega Pharma SA +	67,300	5,897,731

		9,034,206

Bermuda - 1.83%

Jinhui Shipping & Transportation Ltd * † +	506,700	7,223,363
Kerry Properties Ltd +	74,000	568,010
Pacific Basin Shipping Ltd +	3,939,000	8,230,626
Peace Mark Holdings Ltd +	2,520,000	3,742,916

		19,764,915

Canada - 6.31%

Addax Petroleum Corp	81,900	3,230,219
Canfor Pulp Income Fund	16,100	208,483
CGI Group Inc ‘A’ *	73,600	842,813
Corus Entertainment Inc ‘B’	5,300	250,919
FNX Mining Co Inc *	151,700	5,034,552
Gerdau Ameristeel Corp	17,100	202,693
Home Capital Group Inc	54,700	1,897,301
Industrial Alliance Insurance & Financial Services Inc	108,200	4,242,497
Inmet Mining Corp	30,900	3,098,854
Laurentian Bank of Canada	87,600	3,756,236
Linamar Corp	125,700	3,228,910
Major Drilling Group International Inc *	79,500	4,242,558
Neo Material Technologies Inc *	893,800	4,807,550
Oilexco Inc *	309,400	4,476,214
Pembina Pipeline Income Fund	107,750	1,920,683
Petrolifera Petroleum Ltd *	140,900	2,153,200
Quadra Mining Ltd *	184,500	3,422,334
Quebecor Inc ‘B’	79,100	2,983,795
Rally Energy Corp *	38,200	280,360
Saputo Inc	5,700	301,433
ShawCor Ltd	109,500	3,941,185
Superior Plus Income Fund	223,000	2,984,095
Teck Cominco Ltd ‘B’	21,588	1,024,859
Thompson Creek Metals Co Inc *	161,700	3,568,406
Trinidad Energy Services Income Trust	88,400	1,156,270
WestJet Airlines Ltd *	277,800	4,812,239

		68,068,658

Cayman - 0.04%

Xinyi Glass Holding Co Ltd +	368,000	483,123

Cyprus - 0.47%

Deep Sea Supply PLC * +	1,154,800	5,071,065

Denmark - 0.93%

NKT Holdings AS +	34,100	3,827,747
TrygVesta AS † +	77,150	6,204,541

		10,032,288

Finland - 1.54%

Cramo OYJ ‘B’ +	35,600	1,273,147
Konecranes OYJ +	130,700	5,264,811
Outotec OYJ +	48,000	3,394,194
Ramirent OYJ +	6,300	136,864
Rautaruukki OYJ +	57,027	3,450,259
Sponda OYJ +	34,900	484,119
Wartsila OYJ ‘B’ +	38,900	2,663,032

		16,666,426

France - 6.73%

Air France-KLM +	185,400	6,810,712
Capgemini SA +	78,191	4,810,043
Casino Guichard Perrachon SA +	48,000	5,033,423
Compagnie Generale des Etablissements Michelin ‘B’ +	59,700	8,049,883
Eramet +	8,600	3,132,136
Euler Hermes SA +	30,200	4,012,491
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
IMS International Metal Service +	42,200	$1,767,396
Neuf Cegetel +	176,200	7,715,183
Nexans SA +	45,069	7,400,652
Rhodia SA * +	86,508	3,149,702
SCOR SE +	193,100	5,169,715
SEB SA +	33,238	6,178,092
Technip SA +	3,500	312,432
Teleperformance +	161,981	6,314,089
Ubisoft Entertainment SA * +	40,800	2,790,451

		72,646,400

Germany - 9.55%

Arques Industries AG +	143,350	6,687,613
Bauer AG +	41,600	2,662,489
Celesio AG +	36,988	2,347,919
Deutsche Lufthansa AG +	153,317	4,415,814
Duerr AG * +	9,400	397,897
Epcos AG +	185,543	3,628,246
Fresenius Medical Care AG & Co KGaA +	78,132	4,150,660
GEA Group AG * +	69,872	2,466,486
Gildemeister AG +	267,329	7,411,837
Hannover Rueckversicherung AG +	61,450	3,111,935
Hypo Real Estate Holding AG +	73,150	4,168,304
Kloeckner & Co AG +	105,300	7,218,108
Kontron AG +	12,900	285,650
KUKA AG * +	55,150	2,374,912
Leoni AG +	125,535	7,641,683
MPC Muenchmeyer Petersen Capital AG +	34,000	2,911,342
MTU Aero Engines Holding AG +	53,750	3,272,035
Praktiker Bau-und Heimwerkermaertke AG +	68,500	2,557,810
Rheinmetall AG +	25,550	2,033,845
Salzgitter AG +	47,500	9,370,542
SGL Carbon AG * +	173,600	10,033,068
Stada Arzneimittel AG +	93,418	6,092,886
ThyssenKrupp AG +	60,349	3,830,392
Vivacon AG +	14,300	371,235
Vossloh AG +	32,750	3,517,680

		102,960,388

Greece - 1.68%

Agricultural Bank of Greece +	232,400	1,322,814
Metka SA +	136,840	3,414,337
Mytilineos Holdings SA +	90,656	5,164,849
Sidenor Steel Products & Manufacturing Co SA +	395,969	8,172,772

		18,074,772

Hong Kong - 0.80%

CITIC International Financial Holdings Ltd +	4,847,000	3,867,113
Hang Lung Group Ltd +	844,000	4,794,957

		8,662,070

Ireland - 1.16%

Kerry Group PLC ‘A’ +	199,100	5,896,804
Smurfit Kappa Group PLC * +	265,700	6,149,755
United Drug PLC +	92,300	432,336

		12,478,895

Italy - 3.75%

Biesse SPA +	160,831	4,678,976
Bolzoni SPA +	53,100	362,280
Brembo SPA † +	482,299	6,379,678
Fondiaria-Sai SPA +	43,100	2,024,828
Gruppo Coin SPA * +	56,700	438,133
Indesit Co SPA † +	324,400	5,585,246
Permasteelisa SPA +	143,693	3,751,020
Piaggio & C SPA +	1,505,404	6,108,153
Sogefi SPA +	334,063	2,875,833
Trevi Finanziaria SPA +	415,939	8,208,989

		40,413,136

Japan - 13.80%

Alpha Systems Inc +	21,600	453,522
Ardepro Co Ltd +	8,508	2,195,207
Atrium Co Ltd +	115,000	3,149,797
CMK Corp +	198,900	2,123,538
Denki Kagaku Kogyo Kabushiki Kaisha +	481,000	2,691,681
Dowa Holdings Co Ltd +	578,000	7,276,649
Eagle Industry Co Ltd +	147,000	2,034,793
Exedy Corp +	117,800	3,652,605
Fancl Corp +	148,500	1,931,328
Futaba Industrial Co Ltd † +	141,900	3,647,281
Glory Ltd +	71,100	2,252,362
Hino Motors Ltd +	884,000	6,739,916
Hitachi Cable Ltd +	609,000	3,762,198
Hitachi Metals Ltd † +	268,000	3,305,603
Hosiden Corp † +	254,500	3,785,339
Hosokawa Micron Corp +	292,000	2,605,088
Japan Asia Investment Co Ltd +	83,000	409,184
Juki Corp +	37,000	350,643
Kenedix Inc † +	838	1,452,342
K’s Holdings Corp +	96,100	2,089,727
Kyorin Co Ltd +	16,000	228,695
Miraca Holdings Inc	47,400	1,072,537
Nichias Corp +	209,000	2,123,635
Nifco Inc +	256,300	6,122,640
Nihon Dempa Kogyo Co Ltd +	5,400	335,092
Nippon Denko Co Ltd +	688,000	5,357,501
Nipro Corp † +	230,000	4,535,180
Nissin Kogyo Co Ltd +	154,800	4,443,042
Oiles Corp +	16,400	354,143
Okinawa Cellular Telephone Co +	1,058	3,135,100
Resorttrust Inc +	145,000	3,078,212
Sanyo Shokai Ltd +	447,000	3,280,561
Shinko Plantech Co Ltd +	287,800	4,153,177
Showa Corp +	65,200	774,289
Sumitomo Rubber Industries Inc +	21,300	267,038
Taiyo Yuden Co Ltd +	105,000	2,069,040
Takeuchi Manufacturing Co Ltd +	51,000	2,899,600
TBK Co Ltd +	109,000	442,576
The 77 Bank Ltd +	429,000	2,878,585
The Nippon Synthetic Chemical Industry Co Ltd +	443,000	2,589,938
The Okinawa Electric Power Co Inc +	25,100	1,595,426
The Yokohama Rubber Co Ltd † +	490,000	3,656,886
TIS Inc +	118,900	2,311,214
Toho Pharmaceutical Co Ltd † +	170,000	2,917,039
Tokai Rika Co Ltd +	78,300	2,170,348
Tokai Rubber Industries Inc +	108,100	2,264,596
Tosei Corp +	2,063	1,410,531
Tosoh Corp +	985,000	6,359,076
Toyo Suisan Kaisha Ltd +	175,000	3,288,806
Toyoda Gosei Co Ltd +	185,000	6,659,665
Tsubakimoto Chain Co +	351,000	2,322,655
Urban Corp +	212,400	3,425,344
Yaskawa Electric Corp +	352,000	4,362,603

		148,793,573

Liechtenstein - 0.05%

Liechtensteinische Landesbank AG +	6,000	564,690

Netherlands - 5.68%

Aalberts Industries NV +	141,824	3,388,709
Arcadis NV +	51,600	3,693,579
ASM International NV † +	282,935	8,075,782
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Draka Holding NV +	139,078	$6,209,953
Fugro NV CVA +	39,200	3,179,581
Grontmij NV CVA +	37,245	1,698,342
Hunter Douglas NV +	72,654	6,502,083
Imtech NV +	49,530	4,068,280
Koninklijke BAM Groep NV +	184,100	4,920,648
Koninklijke Wessanen NV +	340,521	5,017,021
Nutreco Holding NV +	34,900	2,463,380
OPG Groep NV CVA +	14,100	457,855
SBM Offshore NV +	14,500	569,907
Smit Internationale NV +	42,024	3,669,983
Ten Cate NV +	82,220	3,339,409
Wavin NV +	164,900	2,961,248
Wolters Kluwer NV +	34,444	1,020,264

		61,236,024

New Zealand - 0.05%

Air New Zealand Ltd +	276,488	515,400

Norway - 1.24%

Acta Holding ASA +	954,100	4,304,296
Electromagnetic GeoServices AS * +	62,500	1,035,970
Ementor ASA * +	582,800	5,308,545
Petroleum Geo-Services ASA +	93,960	2,713,226

		13,362,037

Portugal - 0.55%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	503,980	3,103,101
Semapa — Sociedade de Investimento e Gestao SGPS SA +	161,267	2,632,266
Teixeira Duarte — Engenharia Construcoes SA +	75,194	220,187

		5,955,554

Singapore - 0.60%

Keppel Land Ltd +	459,000	2,559,432
Parkway Life REIT *	75,137	64,237
Suntec REIT +	2,930,000	3,841,973

		6,465,642

South Korea - 5.25%

Cheil Industries Inc +	34,480	2,299,435
Daelim Industrial Co Ltd +	29,450	5,431,238
Dongbu Insurance Co Ltd +	103,210	4,309,231
Doosan Construction & Engineering Co Ltd * +	16,330	256,341
Doosan Infracore Co Ltd +	109,120	4,216,177
GS Engineering & Construction Corp +	21,440	3,705,761
GS Holdings Corp +	69,110	3,921,852
Hyosung Corp +	73,610	5,553,948
Hyundai Marine & Fire Insurance Co Ltd +	168,550	3,299,942
Hyundai Mipo Dockyard +	16,870	5,779,068
KP Chemical Corp * +	186,730	2,275,643
LG Chem Ltd +	4,900	513,078
LIG Non-Life Insurance Co Ltd +	123,730	3,292,415
NHN Corp * +	18,000	4,144,724
STX Shipbuilding Co Ltd +	119,380	7,297,650
Taihan Electric Wire Co Ltd +	7,320	374,163

		56,670,666

Spain - 3.14%

Banco Sabadell SA † +	188,000	1,811,984
Campofrio Alimentacion SA * +	66,667	1,191,398
Grifols SA +	215,300	4,938,675
Indra Sistemas SA +	277,121	7,487,414
Mapfre SA +	762,700	3,456,694
Promotora de Informaciones SA +	109,200	2,155,443
Prosegur Cia de Seguridad SA +	12,100	441,150
Red Electrica de Espana +	142,550	7,375,442
Sol Melia SA +	28,066	529,349
Tecnicas Reunidas SA +	61,700	4,533,138

		33,920,687

Sweden - 1.50%

Alfa Laval AB +	55,200	3,542,750
Bilia AB ‘A’ +	162,200	2,932,238
Getinge AB ‘B’ +	82,400	1,986,482
KappAhl Holding AB † +	100,600	1,058,252
SAS AB * +	219,800	3,933,673
Trelleborg AB ‘B’ +	113,800	2,682,787

		16,136,182

Switzerland - 3.07%

AFG Arbonia-Forster-Holding AG +	1,000	370,947
Baloise Holding AG +	62,200	6,278,350
Galenica AG +	7,953	3,402,984
Georg Fischer AG * +	6,372	4,386,309
Helvetia Holding AG +	16,466	5,642,208
Holcim Ltd +	50,798	5,603,024
Petroplus Holdings AG * +	11,250	994,596
Swiss Life Holding * +	24,950	6,461,310

		33,139,728

United Kingdom - 17.97%

Arriva PLC +	129,746	2,045,794
Babcock International Group PLC +	456,117	4,753,939
Balfour Beatty PLC +	365,585	3,541,052
Beazley Group PLC +	739,087	2,769,991
BlueBay Asset Management PLC * +	7,900	71,010
British Energy Group PLC +	693,700	7,536,392
British Land Co PLC REIT +	117,300	2,806,621
Britvic PLC +	44,133	291,315
Computacenter PLC +	640,715	2,611,837
Cookson Group PLC +	269,100	4,204,002
Dairy Crest Group PLC +	291,361	3,739,390
Dana Petroleum PLC * +	109,400	2,596,521
Davis Service Group PLC +	426,700	4,681,344
DS Smith PLC +	1,346,700	5,129,117
FirstGroup PLC +	334,810	4,686,865
FKI PLC +	2,227,479	4,130,239
Friends Provident PLC +	967,900	3,396,595
Galliford Try PLC +	424,503	1,275,432
Game Group PLC +	1,961,785	7,698,573
GKN PLC +	719,052	5,199,246
Greene King PLC +	92,875	1,675,961
Halfords Group PLC +	621,800	4,503,121
Hays PLC +	177,500	480,911
Henderson Group PLC +	2,171,400	7,596,283
Hunting PLC +	374,600	5,199,607
Informa PLC +	280,100	2,873,529
Interserve PLC +	155,272	1,509,888
Invensys PLC * +	697,600	4,405,600
JKX Oil & Gas PLC +	261,125	1,858,538
John Wood Group PLC +	1,001,249	8,102,766
Kcom Group PLC +	1,517,682	2,046,108
Keller Group PLC +	297,915	6,007,211
Kier Group PLC +	111,425	4,159,678
LogicaCMG PLC +	1,970,300	6,079,355
Luminar PLC +	335,979	4,135,929
NEXT PLC +	121,600	4,874,972
Northumbrian Water Group PLC +	373,323	2,599,787
Petrofac Ltd +	742,894	6,956,544
RAB Capital PLC +	1,686,561	3,307,459
Senior PLC +	187,560	447,343
Severn Trent PLC +	178,800	5,133,688
Southern Cross Healthcare Ltd +	476,086	4,972,409
Spectris PLC +	45,915	823,387
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Spice PLC +	501,718	$6,044,545
St. Ives Group PLC +	56,700	237,614
St. James’s Place PLC +	315,807	2,437,243
Sthree PLC +	271,576	1,631,456
Taylor Nelson Sofres PLC +	481,752	2,216,082
The Go-Ahead Group PLC +	122,992	5,992,896
Thomas Cook Group PLC *	581,755	3,314,894
TUI Travel PLC *	540,571	2,787,133
Vanco PLC * +	250,900	790,798
WHSmith PLC +	640,250	5,048,149
Woolworths Group PLC +	1,067,793	388,163

		193,804,322

Total Common Stocks (Cost $892,127,588)		1,033,741,298

	Principal
	Amount
SHORT-TERM INVESTMENT – 2.49%

Time Deposit – 2.49%

State Street Bank 3.850% due 10/01/07	$26,902,000	26,902,000

Total Short-Term Investment (Cost $26,902,000)		26,902,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL – 99.10% (Cost $926,213,818)		1,068,936,098

	Shares
SECURITIES LENDING COLLATERAL - 5.81%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $62,645,534)	62,645,534	62,645,534

TOTAL INVESTMENTS - 104.91% (Cost $988,859,352)		1,131,581,632

OTHER ASSETS & LIABILITIES, NET — (4.91%)		(52,988,234)

NET ASSETS - 100.00%		$1,078,593,398

Notes to Schedule of Investments

(a) As of September 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Producer Durables	17.63%
Materials & Processing	16.00%
Financial Services	14.08%
Autos & Transportation	12.82%
Consumer Discretionary	11.87%
Short-Term Investment & Securities Lending Collateral	8.30%
Integrated Oils	4.90%
Technology	4.20%
Health Care	4.05%
Utilities	4.00%
Multi-Industry	3.67%
Consumer Staples	3.21%
Energy	0.18%

104.91%

Other Assets & Liabilities, Net	(4.91)%
100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $966,533,587, or 89.61% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.58%

Autos & Transportation - 2.25%

Burlington Northern Santa Fe Corp	50,210	$4,075,546
C.H. Robinson Worldwide Inc †	29,500	1,601,555
CSX Corp	67,000	2,862,910
FedEx Corp	47,788	5,005,793
Ford Motor Co * †	330,844	2,808,865
General Motors Corp	93,544	3,433,065
Genuine Parts Co †	29,575	1,478,750
Harley-Davidson Inc	38,300	1,769,843
Norfolk Southern Corp	62,000	3,218,420
PACCAR Inc †	38,247	3,260,557
Ryder System Inc	10,500	514,500
Southwest Airlines Co †	128,430	1,900,764
The Goodyear Tire & Rubber Co * †	30,900	939,669
Union Pacific Corp	41,300	4,669,378
United Parcel Service Inc ‘B’	169,400	12,721,940

		50,261,555

Consumer Discretionary - 10.79%

Abercrombie & Fitch Co ‘A’ †	12,600	1,016,820
Allied Waste Industries Inc *	39,200	499,800
Amazon.com Inc *	47,800	4,452,570
Apollo Group Inc ‘A’ * †	21,600	1,299,240
AutoNation Inc * †	30,255	536,119
AutoZone Inc *	8,400	975,576
Avon Products Inc	72,800	2,732,184
Bed Bath & Beyond Inc * †	41,100	1,402,332
Best Buy Co Inc †	60,948	2,804,827
Big Lots Inc * †	14,100	420,744
Carnival Corp (Panama)	66,600	3,225,438
CBS Corp ‘B’ †	112,143	3,532,504
Cintas Corp	25,100	931,210
Circuit City Stores Inc †	16,800	132,888
Clear Channel Communications Inc	81,912	3,066,785
Coach Inc *	60,800	2,874,016
Convergys Corp *	25,289	439,017
Costco Wholesale Corp †	68,444	4,200,408
Darden Restaurants Inc	26,100	1,092,546
Dillard’s Inc ‘A’ †	12,500	272,875
Eastman Kodak Co †	42,100	1,126,596
eBay Inc *	182,500	7,121,150
Electronic Arts Inc *	47,600	2,665,124
Family Dollar Stores Inc †	27,100	719,776
Gannett Co Inc †	34,400	1,503,280
Google Inc ‘A’ *	37,080	21,034,372
Harman International Industries Inc	11,500	994,980
Harrah’s Entertainment Inc	30,950	2,690,484
Hasbro Inc †	21,525	600,117
Hilton Hotels Corp	64,900	3,017,201
IAC/InterActiveCorp * †	33,600	996,912
International Flavors & Fragrances Inc †	13,800	729,468
International Game Technology	49,500	2,133,450
J.C. Penney Co Inc	33,700	2,135,569
Jones Apparel Group Inc †	18,300	386,679
Kimberly-Clark Corp	65,561	4,606,316
Kohl’s Corp *	49,500	2,837,835
Leggett & Platt Inc	33,400	639,944
Limited Brands Inc †	49,107	1,124,059
Liz Claiborne Inc †	18,520	635,792
Lowe’s Cos Inc	241,200	6,758,424
Macy’s Inc	68,976	2,229,304
Marriott International Inc ‘A’	48,700	2,116,989
Mattel Inc	58,050	1,361,853
McDonald’s Corp	190,700	10,387,429
Meredith Corp †	6,600	378,180
Monster Worldwide Inc *	18,200	619,892
Newell Rubbermaid Inc	48,134	1,387,222
News Corp ‘A’	374,500	8,235,255
Nike Inc ‘B’	58,900	3,455,074
Nordstrom Inc	33,940	1,591,447
Office Depot Inc *	44,200	911,404
OfficeMax Inc	14,400	493,488
Omnicom Group Inc	49,800	2,394,882
Polo Ralph Lauren Corp	10,900	847,475
RadioShack Corp †	17,844	368,657
Robert Half International Inc	27,300	815,178
RR Donnelley & Sons Co	35,700	1,305,192
Sears Holdings Corp * †	12,305	1,565,242
Snap-On Inc †	8,950	443,383
Staples Inc	107,725	2,315,010
Starbucks Corp *	114,100	2,989,420
Starwood Hotels & Resorts Worldwide Inc	31,670	1,923,952
Target Corp	133,300	8,473,881
The Black & Decker Corp †	9,000	749,700
The DIRECTV Group Inc *	123,800	3,005,864
The E.W. Scripps Co ‘A’ †	14,900	625,800
The Estee Lauder Cos Inc ‘A’	21,000	891,660
The Gap Inc	76,210	1,405,312
The Home Depot Inc	274,550	8,906,402
The Interpublic Group of Cos Inc * †	68,958	715,784
The McGraw-Hill Cos Inc	53,600	2,728,776
The New York Times Co ‘A’ †	28,100	555,256
The Stanley Works †	10,600	594,978
The TJX Cos Inc	75,300	2,188,971
The Walt Disney Co	315,806	10,860,568
Tiffany & Co	19,800	1,036,530
Time Warner Inc	599,860	11,013,430
Tribune Co	13,538	369,858
VeriSign Inc * †	43,000	1,450,820
VF Corp †	15,700	1,267,775
Viacom Inc ‘B’ *	112,043	4,366,316
Wal-Mart Stores Inc	388,100	16,940,565
Waste Management Inc	79,660	3,006,368
Wendy’s International Inc	10,300	359,573
Whirlpool Corp †	11,205	998,366
Wyndham Worldwide Corp	32,485	1,064,209
Yahoo! Inc *	210,308	5,644,667
Yum! Brands Inc †	87,280	2,952,682

		240,675,466

Consumer Staples - 7.25%

Altria Group Inc	336,952	23,428,273
Anheuser-Busch Cos Inc	116,900	5,843,831
Brown-Forman Corp ‘B’ †	14,622	1,095,334
Campbell Soup Co	37,800	1,398,600
Coca-Cola Enterprises Inc †	39,200	949,424
Colgate-Palmolive Co	79,100	5,641,412
ConAgra Foods Inc	73,700	1,925,781
Constellation Brands Inc ‘A’ * †	34,500	835,245
Dean Foods Co	16,500	422,070
General Mills Inc †	51,900	3,010,719
H.J. Heinz Co	47,950	2,215,290
Kellogg Co †	42,100	2,357,600
Kraft Foods Inc ‘A’	253,259	8,739,968
McCormick & Co Inc	23,900	859,683
Molson Coors Brewing Co ‘B’ †	9,890	985,736
PepsiCo Inc	258,580	18,943,571
Reynolds American Inc †	24,800	1,577,032
Safeway Inc	67,100	2,221,681
Sara Lee Corp	123,825	2,066,639
SUPERVALU Inc	31,190	1,216,722
SYSCO Corp	100,900	3,591,031
The Clorox Co †	21,500	1,311,285
The Coca-Cola Co	318,400	18,298,448
The Hershey Co †	24,600	1,141,686
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
The Kroger Co	108,900	$3,105,828
The Pepsi Bottling Group Inc	25,000	929,250
The Procter & Gamble Co	498,679	35,077,081
Tyson Foods Inc ‘A’	38,100	680,085
UST Inc †	25,200	1,249,920
Walgreen Co	155,200	7,331,648
Whole Foods Market Inc †	19,900	974,304
Wm. Wrigley Jr. Co †	36,875	2,368,481

		161,793,658

Energy - 4.15%

Anadarko Petroleum Corp	71,276	3,831,085
Apache Corp	52,744	4,750,125
Baker Hughes Inc	49,300	4,455,241
BJ Services Co	42,100	1,117,755
Chesapeake Energy Corp †	72,000	2,538,720
CONSOL Energy Inc	31,600	1,472,560
Devon Energy Corp	69,292	5,765,094
Dynegy Inc ‘A’ * †	73,000	673,790
El Paso Corp †	118,825	2,016,460
ENSCO International Inc †	21,200	1,189,320
EOG Resources Inc	36,800	2,661,744
Halliburton Co	146,200	5,614,080
Nabors Industries Ltd * (Bermuda)	44,938	1,382,742
National Oilwell Varco Inc *	29,365	4,243,212
Noble Corp (Cayman)	39,900	1,957,095
Peabody Energy Corp	40,300	1,929,161
Rowan Cos Inc †	14,400	526,752
Schlumberger Ltd (Netherlands)	190,800	20,034,000
Smith International Inc †	30,100	2,149,140
Sunoco Inc	17,814	1,260,875
Tesoro Corp	22,600	1,040,052
The Williams Cos Inc	98,500	3,354,910
Transocean Inc * (Cayman)	47,689	5,391,241
Valero Energy Corp	87,000	5,844,660
Weatherford International Ltd * (Bermuda)	55,800	3,748,644
XTO Energy Inc	60,300	3,728,951

		92,677,409

Financial Services - 19.93%

ACE Ltd (Cayman)	53,600	3,246,552
Aflac Inc	79,900	4,557,496
Ambac Financial Group Inc †	14,600	918,486
American Capital Strategies Ltd †	29,200	1,247,716
American Express Co	189,300	11,238,741
American International Group Inc	410,442	27,766,401
Ameriprise Financial Inc	39,940	2,520,613
Aon Corp	50,425	2,259,544
Apartment Investment & Management Co ‘A’ REIT †	12,800	577,664
Archstone-Smith Trust REIT	36,500	2,195,110
Assurant Inc	13,300	711,550
Automatic Data Processing Inc	83,200	3,821,376
AvalonBay Communities Inc REIT	11,400	1,345,884
Bank of America Corp	710,797	35,731,765
BB&T Corp †	88,519	3,575,282
Boston Properties Inc REIT	17,400	1,807,860
Capital One Financial Corp	65,200	4,331,236
CB Richard Ellis Group Inc ‘A’ * †	32,400	902,016
CIGNA Corp	43,200	2,302,128
Cincinnati Financial Corp	28,887	1,251,096
CIT Group Inc	28,000	1,125,600
Citigroup Inc	796,219	37,159,541
CME Group Inc	8,397	4,931,978
Comerica Inc †	26,250	1,346,100
Commerce Bancorp Inc †	33,600	1,303,008
Countrywide Financial Corp †	97,498	1,853,437
Developers Diversified Realty Corp REIT	17,700	988,899
Discover Financial Services *	81,001	1,684,821
Dow Jones & Co Inc	12,200	728,340
E*TRADE FINANCIAL Corp * †	61,000	796,660
Equifax Inc	23,200	884,384
Equity Residential REIT	45,700	1,935,852
Fannie Mae	157,200	9,559,332
Federated Investors Inc ‘B’	14,500	575,650
Fidelity National Information Services Inc	28,400	1,260,108
Fifth Third Bancorp †	83,843	2,840,601
First Horizon National Corp †	16,200	431,892
Fiserv Inc * †	29,150	1,482,569
Franklin Resources Inc	27,000	3,442,500
Freddie Mac	108,200	6,384,882
General Growth Properties Inc REIT	40,600	2,176,972
Genworth Financial Inc ‘A’	73,200	2,249,436
H&R Block Inc †	45,800	970,044
Host Hotels & Resorts Inc REIT	76,900	1,725,636
Hudson City Bancorp Inc †	88,500	1,361,130
Huntington Bancshares Inc	64,823	1,100,695
IntercontinentalExchange Inc *	11,400	1,731,660
Janus Capital Group Inc †	29,000	820,120
JPMorgan Chase & Co	545,282	24,984,821
KeyCorp	58,200	1,881,606
Kimco Realty Corp REIT †	36,800	1,663,728
Legg Mason Inc	22,000	1,854,380
Lehman Brothers Holdings Inc †	83,301	5,142,156
Leucadia National Corp †	27,000	1,301,940
Lincoln National Corp	45,383	2,993,894
Loews Corp	73,800	3,568,230
M&T Bank Corp	10,800	1,117,260
Marsh & McLennan Cos Inc	91,200	2,325,600
Marshall & Ilsley Corp †	37,400	1,636,998
MBIA Inc †	19,200	1,172,160
Merrill Lynch & Co Inc	137,531	9,803,210
MetLife Inc	116,500	8,123,545
MGIC Investment Corp †	10,800	348,948
Moody’s Corp †	34,700	1,748,880
Morgan Stanley	168,803	10,634,589
National City Corp	103,300	2,591,797
Northern Trust Corp	31,800	2,107,386
Paychex Inc	51,000	2,091,000
Plum Creek Timber Co Inc REIT †	31,300	1,400,988
Principal Financial Group Inc †	44,300	2,794,887
ProLogis REIT	42,400	2,813,240
Prudential Financial Inc	72,100	7,035,518
Public Storage Inc REIT †	20,700	1,628,055
Regions Financial Corp	118,279	3,486,865
Safeco Corp †	18,740	1,147,263
Simon Property Group Inc REIT	37,200	3,720,000
SLM Corp	67,100	3,332,857
Sovereign Bancorp Inc †	50,895	867,251
State Street Corp	60,200	4,103,232
SunTrust Banks Inc	54,100	4,093,747
Synovus Financial Corp †	54,250	1,521,712
T. Rowe Price Group Inc	44,500	2,478,205
The Allstate Corp †	94,878	5,426,073
The Bank of New York Mellon Corp	178,089	7,860,848
The Bear Stearns Cos Inc †	18,420	2,262,160
The Charles Schwab Corp	144,300	3,116,880
The Chubb Corp	63,400	3,400,776
The Goldman Sachs Group Inc	65,300	14,153,122
The Hartford Financial Services Group Inc	51,600	4,775,580
The PNC Financial Services Group Inc	54,400	3,704,640
The Progressive Corp	123,000	2,387,430
The Travelers Cos Inc	106,442	5,358,290
The Western Union Co	127,737	2,678,645
Torchmark Corp	17,500	1,090,600
U.S. Bancorp †	278,599	9,062,825
Unum Group	55,005	1,345,972
Vornado Realty Trust REIT	19,800	2,165,130
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Wachovia Corp	308,023	$15,447,353
Washington Mutual Inc †	143,718	5,074,683
Wells Fargo & Co	534,910	19,053,494
XL Capital Ltd ‘A’ (Cayman)	30,200	2,391,840
Zions Bancorp †	17,600	1,208,592

		444,641,244

Health Care - 11.42%

Abbott Laboratories	247,300	13,260,226
Aetna Inc	84,056	4,561,719
Allergan Inc	50,600	3,262,182
AmerisourceBergen Corp	31,700	1,436,961
Amgen Inc *	173,940	9,839,786
Applera Corp-Applied Biosystems Group	32,800	1,136,192
Barr Pharmaceuticals Inc *	15,200	865,032
Bausch & Lomb Inc	7,000	448,000
Baxter International Inc	100,600	5,661,768
Becton Dickinson & Co	40,200	3,298,410
Biogen Idec Inc *	44,330	2,940,409
Boston Scientific Corp *	206,989	2,887,497
Bristol-Myers Squibb Co †	312,100	8,994,722
C.R. Bard Inc †	17,900	1,578,601
Cardinal Health Inc	60,775	3,800,261
Celgene Corp * †	59,500	4,242,945
Coventry Health Care Inc *	27,200	1,692,112
Covidien Ltd * (Bermuda)	78,695	3,265,842
CVS Caremark Corp	237,889	9,427,541
Eli Lilly & Co	154,900	8,818,457
Express Scripts Inc *	39,600	2,210,472
Forest Laboratories Inc *	47,900	1,786,191
Genzyme Corp *	39,800	2,466,008
Gilead Sciences Inc *	145,200	5,934,324
Hospira Inc *	27,460	1,138,217
Humana Inc *	28,300	1,977,604
IMS Health Inc	35,390	1,084,335
Johnson & Johnson	463,222	30,433,685
King Pharmaceuticals Inc *	40,333	472,703
Laboratory Corp of America Holdings * †	17,400	1,361,202
Manor Care Inc †	9,600	618,240
McKesson Corp	45,039	2,647,843
Medco Health Solutions Inc *	43,385	3,921,603
Medtronic Inc	181,500	10,238,415
Merck & Co Inc	347,200	17,946,768
Millipore Corp * †	9,152	693,721
Mylan Laboratories Inc †	33,050	527,478
Patterson Cos Inc * †	24,900	961,389
Pfizer Inc	1,115,597	27,254,035
Quest Diagnostics Inc †	22,600	1,305,602
Schering-Plough Corp	236,000	7,464,680
St. Jude Medical Inc *	51,724	2,279,477
Stryker Corp	40,200	2,764,152
Tenet Healthcare Corp *	88,550	297,528
Thermo Fisher Scientific Inc *	65,900	3,803,748
UnitedHealth Group Inc	212,604	10,296,412
Varian Medical Systems Inc *	22,900	959,281
Watson Pharmaceuticals Inc *	19,300	625,320
WellPoint Inc *	94,936	7,492,381
Wyeth	215,200	9,587,160
Zimmer Holdings Inc *	36,130	2,926,169

		254,894,806

Integrated Oils - 7.02%

Chevron Corp	341,134	31,923,320
ConocoPhillips	260,439	22,858,731
Exxon Mobil Corp	889,578	82,339,340
Hess Corp	42,000	2,794,260
Marathon Oil Corp	109,218	6,227,610
Murphy Oil Corp	31,100	2,173,579
Occidental Petroleum Corp	130,200	8,343,216

		156,660,056

Materials & Processing - 3.73%

Air Products & Chemicals Inc	32,700	3,196,752
Alcoa Inc	141,972	5,553,945
Allegheny Technologies Inc †	16,902	1,858,375
American Standard Cos Inc	25,000	890,500
Archer-Daniels-Midland Co	98,994	3,274,722
Ashland Inc	11,000	662,310
Avery Dennison Corp †	16,600	946,532
Ball Corp	18,900	1,015,875
Bemis Co Inc †	18,000	523,980
E.I. du Pont de Nemours & Co	143,782	7,125,836
Eastman Chemical Co	14,125	942,561
Ecolab Inc	31,180	1,471,696
Fluor Corp	15,000	2,159,700
Freeport-McMoRan Copper & Gold Inc	62,023	6,505,592
Hercules Inc	15,200	319,504
International Paper Co †	73,327	2,630,239
Masco Corp †	56,500	1,309,105
MeadWestvaco Corp	32,927	972,334
Monsanto Co	85,498	7,330,599
Newmont Mining Corp	76,122	3,404,937
Nucor Corp	49,300	2,931,871
Pactiv Corp *	24,900	713,634
PPG Industries Inc †	27,100	2,047,405
Praxair Inc	52,400	4,389,024
Precision Castparts Corp †	22,600	3,344,348
Rohm & Haas Co †	25,098	1,397,206
Sealed Air Corp †	29,320	749,419
Sigma-Aldrich Corp	24,100	1,174,634
Temple-Inland Inc †	18,600	978,918
The Dow Chemical Co	148,185	6,380,846
The Sherwin-Williams Co	16,500	1,084,215
United States Steel Corp	19,960	2,114,562
Vulcan Materials Co †	16,100	1,435,315
Weyerhaeuser Co	32,400	2,342,520

		83,179,011

Multi-Industry - 4.59%

3M Co	115,200	10,780,416
Brunswick Corp	18,400	420,624
Eaton Corp	24,500	2,426,480
Fortune Brands Inc	25,700	2,094,293
General Electric Co	1,639,900	67,891,860
Honeywell International Inc	122,575	7,289,535
ITT Corp †	30,800	2,092,244
Johnson Controls Inc	30,300	3,578,733
Textron Inc	37,600	2,339,096
Tyco International Ltd (Bermuda)	78,695	3,489,336

		102,402,617

Producer Durables - 4.65%

Agilent Technologies Inc *	65,032	2,398,380
Applied Materials Inc	223,300	4,622,310
Caterpillar Inc	100,400	7,874,372
Centex Corp †	16,300	433,091
Cooper Industries Ltd ‘A’ (Bermuda)	30,600	1,563,354
Cummins Inc	15,900	2,033,451
D.R. Horton Inc †	47,300	605,913
Danaher Corp	38,400	3,176,064
Deere & Co	36,400	5,402,488
Dover Corp	35,000	1,783,250
Emerson Electric Co	128,300	6,828,126
Goodrich Corp	21,100	1,439,653
Illinois Tool Works Inc	67,700	4,037,628
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	48,300	2,630,901
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
KB Home	9,700	$243,082
KLA-Tencor Corp	28,800	1,606,464
Lennar Corp ‘A’ †	18,802	425,865
Lexmark International Inc ‘A’ *	12,600	523,278
Lockheed Martin Corp	54,242	5,884,715
Molex Inc	27,000	727,110
Northrop Grumman Corp	53,120	4,143,360
Novellus Systems Inc *	15,800	430,708
Pall Corp	20,266	788,347
Parker-Hannifin Corp	18,575	2,077,242
Pitney Bowes Inc †	37,600	1,707,792
Pulte Homes Inc †	37,200	506,292
Raytheon Co	67,400	4,301,468
Rockwell Collins Inc	28,500	2,081,640
Tektronix Inc	14,800	410,552
Teradyne Inc * †	32,000	441,600
Terex Corp *	17,300	1,540,046
The Boeing Co	125,461	13,172,150
United Technologies Corp	158,700	12,772,176
W.W. Grainger Inc †	12,900	1,176,351
Waters Corp *	18,000	1,204,560
Xerox Corp *	156,700	2,717,178

		103,710,957

Technology - 13.25%

Adobe Systems Inc *	90,800	3,964,328
Advanced Micro Devices Inc * †	96,500	1,273,800
Affiliated Computer Services Inc ‘A’ *	17,800	894,272
Akamai Technologies Inc * †	27,100	778,583
Altera Corp †	49,900	1,201,592
Analog Devices Inc	53,900	1,949,024
Apple Inc *	139,200	21,372,768
Autodesk Inc *	34,540	1,725,964
Avaya Inc *	74,662	1,266,268
BMC Software Inc *	35,600	1,111,788
Broadcom Corp ‘A’ *	77,364	2,819,144
CA Inc	67,773	1,743,122
Ciena Corp * †	10,971	417,776
Cisco Systems Inc *	971,716	32,173,517
Citrix Systems Inc *	26,100	1,052,352
Cognizant Technology Solutions Corp ‘A’ * †	21,700	1,731,009
Computer Sciences Corp * †	29,700	1,660,230
Compuware Corp *	59,600	477,992
Corning Inc	250,291	6,169,673
Dell Inc *	363,600	10,035,360
Electronic Data Systems Corp	76,800	1,677,312
EMC Corp *	330,250	6,869,200
General Dynamics Corp	65,480	5,531,096
Hewlett-Packard Co	422,273	21,024,973
Intel Corp	934,720	24,171,859
International Business Machines Corp †	217,781	25,654,602
Intuit Inc * †	49,700	1,505,910
Jabil Circuit Inc †	29,800	680,632
JDS Uniphase Corp * †	28,386	424,655
Juniper Networks Inc * †	85,200	3,119,172
L-3 Communications Holdings Inc	20,876	2,132,275
Linear Technology Corp †	35,900	1,256,141
LSI Corp * †	129,800	963,116
MEMC Electronic Materials Inc *	37,000	2,177,820
Microchip Technology Inc	36,000	1,307,520
Micron Technology Inc * †	124,700	1,384,170
Microsoft Corp	1,296,572	38,197,011
Motorola Inc	368,402	6,826,489
National Semiconductor Corp	39,500	1,071,240
Network Appliance Inc *	54,909	1,477,601
Novell Inc *	66,700	509,588
NVIDIA Corp *	90,900	3,294,216
Oracle Corp *	634,036	13,726,879
PerkinElmer Inc	18,900	552,069
QLogic Corp * †	18,300	246,135
QUALCOMM Inc	271,400	11,469,364
Rockwell Automation Inc	23,600	1,640,436
SanDisk Corp * †	38,400	2,115,840
Solectron Corp *	145,866	568,877
Sun Microsystems Inc * †	581,700	3,263,337
Symantec Corp * †	138,435	2,682,870
Tellabs Inc *	59,900	570,248
Teradata Corp *	29,800	777,184
Texas Instruments Inc	230,770	8,443,874
Tyco Electronics Ltd (Bermuda)	78,695	2,788,164
Unisys Corp *	56,100	371,382
Xilinx Inc †	47,400	1,239,036

		295,530,855

Utilities - 7.55%

Allegheny Energy Inc *	26,500	1,384,890
Alltel Corp	54,300	3,783,624
Ameren Corp †	29,900	1,569,750
American Electric Power Co Inc	60,060	2,767,565
AT&T Inc	980,279	41,475,604
CenterPoint Energy Inc †	52,029	834,025
CenturyTel Inc	20,650	954,443
Citizens Communications Co †	44,300	634,376
CMS Energy Corp †	42,700	718,214
Comcast Corp ‘A’ * †	458,577	11,088,392
Comcast Corp Special ‘A’ *	36,055	863,878
Consolidated Edison Inc †	39,700	1,838,110
Constellation Energy Group Inc	27,050	2,320,620
Dominion Resources Inc †	48,685	4,104,146
DTE Energy Co †	25,100	1,215,844
Duke Energy Corp	211,072	3,944,936
Edison International	49,300	2,733,685
Embarq Corp	25,991	1,445,100
Entergy Corp	29,900	3,237,871
Exelon Corp	110,124	8,298,945
FirstEnergy Corp	51,480	3,260,743
FPL Group Inc	62,300	3,792,824
Integrys Energy Group Inc	12,820	656,769
Nicor Inc †	6,000	257,400
NiSource Inc	46,073	881,837
PG&E Corp	57,800	2,762,840
Pinnacle West Capital Corp †	16,100	636,111
PPL Corp	63,632	2,946,162
Progress Energy Inc †	43,100	2,019,235
Public Service Enterprise Group Inc	38,700	3,405,213
Questar Corp	24,500	1,286,985
Qwest Communications International Inc * †	243,292	2,228,555
Sempra Energy †	41,858	2,432,787
Southern Co †	117,200	4,252,016
Spectra Energy Corp	103,936	2,544,353
Sprint Nextel Corp	462,227	8,782,313
TECO Energy Inc †	33,000	542,190
The AES Corp * †	110,282	2,210,051
TXU Corp	74,320	5,088,690
Verizon Communications Inc	464,554	20,570,451
Windstream Corp	78,186	1,103,986
Xcel Energy Inc †	69,679	1,500,886

		168,376,415

Total Common Stocks (Cost $1,745,193,466)		2,154,804,049

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.02%

Time Deposit - 3.02%

State Street Bank 3.850% due 10/01/07	$67,445,000	$67,445,000

Total Short-Term Investment (Cost $67,445,000)		67,445,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.60% (Cost $1,812,638,466)		2,222,249,049

	Shares
SECURITIES LENDING COLLATERAL - 9.56%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $213,193,794)	213,193,794	213,193,794

TOTAL INVESTMENTS - 109.16% (Cost $2,025,832,260)		2,435,442,843

OTHER ASSETS & LIABILITIES, NET - (9.16%)		(204,316,291)

NET ASSETS - 100.00%		$2,231,126,552

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) The amount of $5,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 (12/07)	193	$71,989,947	$2,222,635

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.18%

Autos & Transportation - 3.39%

AAR Corp * †	41,100	$1,246,974
ABX Air Inc * †	52,600	372,408
Accuride Corp *	17,500	211,925
Aftermarket Technology Corp *	21,728	689,647
AirTran Holdings Inc * †	90,900	894,456
Alaska Air Group Inc * †	38,900	898,201
Allegiant Travel Co *	2,200	66,704
American Axle & Manufacturing Holdings Inc †	44,400	1,121,100
American Commercial Lines Inc * †	69,200	1,642,116
American Railcar Industries Inc †	7,700	169,554
Amerigon Inc *	27,800	481,218
Arctic Cat Inc	13,700	224,132
Arkansas Best Corp †	26,500	865,490
Arlington Tankers Ltd † (Bermuda)	7,800	192,114
ArvinMeritor Inc †	70,900	1,192,538
Atlas Air Worldwide Holdings Inc * †	16,000	826,080
Bristow Group Inc *	23,200	1,014,072
Celadon Group Inc *	31,800	374,286
Commercial Vehicle Group Inc *	16,750	214,902
Cooper Tire & Rubber Co †	61,200	1,493,280
Double Hull Tankers Inc †	25,100	373,739
Dynamex Inc *	8,700	222,894
Eagle Bulk Shipping Inc	40,200	1,034,748
ExpressJet Holdings Inc *	36,500	112,785
Fleetwood Enterprises Inc * †	63,600	543,780
Force Protection Inc * †	64,200	1,390,572
Forward Air Corp †	31,050	924,669
FreightCar America Inc	14,800	565,360
Genco Shipping & Trading Ltd	15,400	1,009,162
General Maritime Corp	24,000	669,840
Genesee & Wyoming Inc ‘A’ * †	34,050	982,002
Golar LNG Ltd (Bermuda)	42,200	941,904
GulfMark Offshore Inc * †	26,194	1,274,600
Hayes Lemmerz International Inc (XNMS) *	114,100	474,656
Heartland Express Inc	57,543	821,714
Horizon Lines Inc ‘A’	29,900	912,847
Hub Group Inc ‘A’ *	38,500	1,156,155
JetBlue Airways Corp * †	188,600	1,738,892
Keystone Automotive Industries Inc *	16,200	773,712
Knight Transportation Inc †	52,793	908,568
Knightsbridge Tankers Ltd (Bermuda)	22,100	594,490
Lear Corp *	76,170	2,445,057
Marine Products Corp †	7,350	62,328
Marten Transport Ltd * †	10,500	161,805
Midwest Air Group Inc *	17,500	287,875
Miller Industries Inc *	9,900	169,488
Modine Manufacturing Co †	30,500	811,910
Monaco Coach Corp †	29,725	417,042
Noble International Ltd †	16,650	354,478
Nordic American Tanker Shipping Ltd † (Bermuda)	23,600	926,064
Odyssey Marine Exploration Inc *	57,500	355,925
Old Dominion Freight Line Inc * †	28,100	673,557
Pacer International Inc †	36,600	697,230
Patriot Transportation Holding Inc *	200	19,668
PHI Inc * †	18,800	566,632
Pinnacle Airlines Corp * †	25,200	403,704
Polaris Industries Inc †	39,100	1,705,542
Republic Airways Holdings Inc * †	33,100	700,727
Saia Inc * †	18,450	304,978
Sauer-Danfoss Inc †	6,900	184,092
Ship Finance International Ltd (Bermuda)	27,800	730,306
Skywest Inc	67,400	1,696,458
Spartan Motors Inc †	38,650	650,479
Standard Motor Products Inc	9,000	84,600
Stoneridge Inc *	5,700	58,140
Superior Industries International Inc	29,900	648,531
TBS International Ltd ‘A’ * (Bermuda)	9,100	375,375
Tenneco Inc * †	48,000	1,488,480
The Greenbrier Cos Inc †	15,900	424,689
Titan International Inc †	20,800	663,936
Ultrapetrol Bahamas Ltd * (Bahamas)	17,900	297,319
Universal Truckload Services Inc *	4,400	96,624
Visteon Corp * †	128,700	662,805
Wabash National Corp	30,300	342,087
Werner Enterprises Inc †	54,250	930,388
Westinghouse Air Brake Technologies Corp †	48,710	1,824,677
Winnebago Industries Inc †	33,200	792,816

		54,634,098

Consumer Discretionary - 15.82%

1-800-FLOWERS.COM Inc ‘A’ *	35,500	411,445
99 Cents Only Stores * †	44,500	457,015
A.C. Moore Arts & Crafts Inc *	20,100	316,776
Aaron Rents Inc †	41,874	933,790
ABM Industries Inc ‡	49,200	983,016
Administaff Inc †	23,200	842,160
Aeropostale Inc * †	76,950	1,466,667
AFC Enterprises Inc * †	25,400	382,270
Ambassadors Group Inc †	20,300	773,430
Ambassadors International Inc †	12,400	304,172
AMERCO * †	9,800	621,908
American Greetings Corp ‘A’	57,100	1,507,440
American Woodmark Corp †	16,300	404,077
Ameristar Casinos Inc	29,900	840,190
AMN Healthcare Services Inc * †	34,479	645,792
Applebee’s International Inc †	75,600	1,880,928
Arbitron Inc †	29,700	1,346,598
Asbury Automotive Group Inc †	20,100	398,181
Bally Technologies Inc * †	50,400	1,785,672
Barrett Business Services Inc	3,800	90,554
bebe Stores Inc †	19,200	280,896
Belo Corp ‘A’ †	93,300	1,619,688
Benihana Inc ‘A’ *	6,000	103,860
Big 5 Sporting Goods Corp	30,000	561,000
BJ’s Restaurants Inc *	20,800	437,840
Blockbuster Inc ‘A’ * †	203,500	1,092,795
Blue Nile Inc *	15,200	1,430,624
Blyth Inc †	30,200	617,590
Bob Evans Farms Inc †	39,800	1,201,164
Books-A-Million Inc †	21,300	281,799
Borders Group Inc †	67,600	901,108
Bowne & Co Inc	35,400	589,764
Bright Horizons Family Solutions Inc * †	26,000	1,113,840
Brightpoint Inc * †	57,790	867,428
Brown Shoe Co Inc †	43,700	847,780
Buffalo Wild Wings Inc *	17,700	667,644
Build-A-Bear Workshop Inc *	20,700	367,632
Cabela’s Inc * †	32,300	763,895
Cache Inc * †	19,750	352,538
California Pizza Kitchen Inc * †	36,049	633,381
Callaway Golf Co †	80,000	1,280,800
Capella Education Co *	8,300	464,053
Carmike Cinemas Inc	19,500	358,215
Carrols Restaurant Group Inc *	4,000	44,800
Carter’s Inc * †	53,300	1,063,335
Casella Waste Systems Inc ‘A’ *	22,100	277,134
Casual Male Retail Group Inc * †	46,700	418,432
Catalina Marketing Corp *	41,200	1,334,468
CBIZ Inc *	45,994	365,652
CBRL Group Inc	28,800	1,175,040
CDI Corp	17,200	479,536
CEC Entertainment Inc *	28,400	763,108
Central European Distribution Corp * †	36,573	1,752,212
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Central Garden & Pet Co ‘A’ *	65,748	$590,417
Cenveo Inc *	53,300	1,152,879
Charlotte Russe Holding Inc *	30,900	452,376
Charming Shoppes Inc * †	136,100	1,143,240
Charter Communications Inc ‘A’ * †	405,800	1,046,964
Cherokee Inc †	11,900	456,484
Chipotle Mexican Grill Inc ‘B’ *	31,400	3,359,800
Christopher & Banks Corp †	36,000	436,320
Churchill Downs Inc †	6,600	329,736
Cinemark Holdings Inc	19,400	360,064
Citadel Broadcasting Corp	240,240	999,398
Citi Trends Inc *	16,500	359,040
CKE Restaurants Inc †	62,600	1,014,746
CKX Inc *	46,100	567,491
CMGI Inc *	520,000	707,200
CNET Networks Inc * †	164,500	1,225,525
Coinmach Service Corp ‘A’	18,500	221,815
Coinstar Inc * †	27,600	887,892
Collective Brands Inc *	64,800	1,429,488
Columbia Sportswear Co	16,500	912,615
Conn’s Inc * †	12,100	289,069
Consolidated Graphics Inc *	10,500	659,295
Core-Mark Holding Co Inc *	9,500	334,685
Corinthian Colleges Inc *	97,500	1,551,225
Cornell Cos Inc * †	11,900	280,245
CoStar Group Inc * †	19,100	1,020,895
Courier Corp †	10,375	365,304
Cox Radio Inc ‘A’ *	36,100	471,105
CPI Corp	3,700	142,524
CRA International Inc *	15,200	732,488
Cross Country Healthcare Inc * †	36,900	644,643
Crown Media Holdings Inc ‘A’ * †	16,000	115,040
CSK Auto Corp * †	40,600	432,390
CSS Industries Inc	10,527	378,656
Cumulus Media Inc ‘A’ *	45,100	460,922
DEB Shops Inc	800	21,512
Deckers Outdoor Corp * †	13,800	1,515,240
Denny’s Corp *	113,400	453,600
DeVry Inc	59,500	2,202,095
DG FastChannel Inc *	18,000	424,440
Diamond Management & Technology Consultants Inc	28,000	257,600
Dollar Thrifty Automotive Group Inc * †	27,600	957,444
Domino’s Pizza Inc	43,550	722,494
Dover Downs Gaming & Entertainment Inc	18,060	187,643
DSW Inc ‘A’ * †	19,800	498,366
DTS Inc * †	18,100	549,697
DynCorp International Inc ‘A’ * †	30,500	704,855
EarthLink Inc * †	140,400	1,111,968
Eddie Bauer Holdings Inc *	23,200	199,520
Elizabeth Arden Inc *	24,200	652,432
Emmis Communications Corp ‘A’ †	45,400	224,276
Entercom Communications Corp ‘A’	32,200	622,426
Entravision Communications Corp ‘A’ * †	68,700	633,414
Ethan Allen Interiors Inc †	30,900	1,010,121
Exponent Inc *	19,700	494,273
Ezcorp Inc ‘A’ * †	36,800	494,960
First Advantage Corp ‘A’ *	9,700	171,399
Fisher Communications Inc *	8,400	418,908
Forrester Research Inc * †	10,600	249,842
Fossil Inc * †	46,000	1,718,560
Fred’s Inc ‘A’ †	42,867	451,390
FTD Group Inc †	11,400	169,632
FTI Consulting Inc * †	42,474	2,136,867
Furniture Brands International Inc †	43,900	445,146
G&K Services Inc ‘A’	21,400	860,280
Gaiam Inc ‘A’ *	17,200	413,316
Gander Mountain Co * †	13,300	71,953
GateHouse Media Inc †	13,639	173,897
Gaylord Entertainment Co *	42,600	2,267,172
Gemstar-TV Guide International Inc * †	268,200	1,866,672
Genesco Inc * †	22,600	1,042,538
Gevity HR Inc †	30,500	312,625
G-III Apparel Group Ltd *	19,300	380,017
Global Sources Ltd * † (Bermuda)	20,800	461,136
Glu Mobile Inc *	100	907
Gray Television Inc †	41,600	353,184
Great Wolf Resorts Inc * †	20,800	257,088
Greenfield Online Inc *	29,500	449,875
Group 1 Automotive Inc	25,500	856,035
GSI Commerce Inc *	24,500	651,700
Guitar Center Inc * †	32,400	1,921,320
Harris Interactive Inc *	54,000	232,740
Haverty Furniture Cos Inc	20,500	179,785
Heelys Inc * †	6,400	51,008
Heidrick & Struggles International Inc * †	21,100	769,095
Helen of Troy Ltd * (Bermuda)	35,100	677,781
Hibbett Sports Inc *	36,912	915,418
Home Solutions of America Inc * †	48,900	165,771
Hooker Furniture Corp †	11,800	236,236
Hot Topic Inc *	53,050	395,753
Houston Wire & Cable Co †	13,100	237,241
Hudson Highland Group Inc *	24,400	310,612
Iconix Brand Group Inc * †	50,400	1,199,016
ICT Group Inc * †	8,000	107,280
IHOP Corp †	17,300	1,095,609
IKON Office Solutions Inc †	105,700	1,358,245
InfoSpace Inc	32,800	575,968
infoUSA Inc †	27,700	257,333
Insight Enterprises Inc * †	48,025	1,239,525
Inter Parfums Inc †	5,000	118,350
Internap Network Services Corp *	42,880	607,610
inVentiv Health Inc * †	33,100	1,450,442
iPass Inc * †	50,100	210,420
Isle of Capri Casinos Inc * †	21,600	420,120
J.Crew Group Inc *	37,060	1,537,990
Jack in the Box Inc * †	31,130	2,018,469
Jackson Hewitt Tax Service Inc †	32,100	897,516
Jakks Pacific Inc *	31,500	841,365
Jamba Inc * †	64,700	454,841
Jo-Ann Stores Inc *	27,984	590,462
Jos. A. Bank Clothiers Inc * †	20,927	699,380
Journal Communications Inc ‘A’	46,800	443,664
Kellwood Co	28,800	491,040
Kelly Services Inc ‘A’	25,200	499,212
Kenneth Cole Productions Inc ‘A’	10,950	212,102
Kforce Inc * †	29,700	381,942
Korn/Ferry International * †	43,700	721,487
Krispy Kreme Doughnuts Inc * †	64,200	256,800
K-Swiss Inc ‘A’ †	25,700	588,787
Labor Ready Inc * †	51,800	958,818
Lakes Entertainment Inc *	26,600	253,498
Landry’s Restaurants Inc	16,900	447,174
Lawson Products Inc	4,717	164,199
La-Z-Boy Inc †	46,000	339,480
LeapFrog Enterprises Inc *	31,700	261,525
LECG Corp *	25,100	373,990
Lee Enterprises Inc †	52,300	814,311
Libbey Inc †	9,800	171,696
Life Time Fitness Inc * †	34,250	2,100,895
Lifetime Brands Inc	17,600	357,104
LIN TV Corp ‘A’ *	28,700	373,387
Liquidity Services Inc * †	10,500	115,395
Lithia Motors Inc ‘A’	15,800	269,548
Live Nation Inc * †	65,400	1,389,750
LKQ Corp * †	51,600	1,796,196
LodgeNet Entertainment Corp * †	27,132	688,068
Lodgian Inc *	15,100	178,180
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
LoJack Corp * †	19,100	$362,136
LoopNet Inc * †	28,900	593,606
Magna Entertainment Corp ‘A’ *	46,200	104,874
Maidenform Brands Inc *	19,400	308,072
Mannatech Inc †	16,400	132,840
Marchex Inc ‘B’	21,400	203,514
Marcus Corp	15,900	305,280
MarineMax Inc * †	16,200	235,872
Martha Stewart Living Omnimedia Inc ‘A’ * †	32,000	372,800
Marvel Entertainment Inc * †	49,700	1,164,968
Matthews International Corp ‘A’	30,100	1,318,380
MAXIMUS Inc †	19,900	867,242
McCormick & Schmick’s Seafood Restaurants Inc *	9,100	171,353
Media General Inc ‘A’ †	22,000	605,220
Midas Inc * †	14,800	279,276
Midway Games Inc * †	26,400	115,104
Monarch Casino & Resort Inc *	7,400	210,530
Monro Muffler Brake Inc †	12,450	420,686
Morgans Hotel Group Co *	16,400	356,700
Morton’s Restaurant Group Inc *	2,300	36,570
Movado Group Inc †	17,100	545,832
MPS Group Inc * †	101,800	1,135,070
MTR Gaming Group Inc *	28,100	267,793
Multimedia Games Inc * †	33,000	281,160
MWI Veterinary Supply Inc *	8,500	320,875
National CineMedia Inc	41,720	934,528
National Presto Industries Inc	4,400	233,200
Nautilus Inc †	40,125	319,796
Navigant Consulting Inc * †	57,200	724,152
Net 1 U.E.P.S. Technologies Inc *	45,900	1,247,103
Netflix Inc * †	53,200	1,102,304
New York & Co Inc *	15,700	95,770
Nexstar Broadcasting Group Inc ‘A’ *	3,400	35,666
NIC Inc †	28,300	196,402
Nu Skin Enterprises Inc ‘A’	59,200	956,672
Oakley Inc	20,700	600,921
O’Charley’s Inc	31,000	469,960
On Assignment Inc * †	31,800	297,012
Overstock.com Inc * †	16,300	469,440
Oxford Industries Inc †	15,000	541,800
P.F. Chang’s China Bistro Inc * †	25,600	757,760
Pacific Sunwear of California Inc * †	76,900	1,138,120
Papa John’s International Inc *	26,900	657,436
PC Connection Inc *	3,600	45,000
PeopleSupport Inc * †	23,400	279,864
Perficient Inc * †	25,200	551,124
Perry Ellis International Inc * †	14,650	405,952
PetMed Express Inc *	29,300	410,493
PHH Corp *	51,000	1,340,280
Pier 1 Imports Inc *	89,500	423,335
Pinnacle Entertainment Inc * †	59,300	1,614,739
Playboy Enterprises Inc ‘B’ * †	25,600	274,944
Playtex Products Inc *	49,800	910,344
Premier Exhibitions Inc *	35,300	532,324
Pre-Paid Legal Services Inc * †	10,900	604,514
Prestige Brands Holdings Inc *	26,100	286,578
priceline.com Inc * †	37,149	3,296,974
PriceSmart Inc †	9,300	219,480
Primedia Inc †	38,349	538,420
Protection One Inc *	12,600	169,092
Quiksilver Inc * †	123,500	1,766,050
Radio One Inc ‘D’ * †	76,000	283,480
RARE Hospitality International Inc *	36,375	1,386,251
RC2 Corp *	19,500	539,955
Red Robin Gourmet Burgers Inc *	20,800	892,320
Regis Corp	48,100	1,534,871
Renaissance Learning Inc †	5,800	70,122
Rent-A-Center Inc * †	78,000	1,414,140
Resources Connection Inc †	53,600	1,240,840
Retail Ventures Inc *	21,100	219,651
Revlon Inc ‘A’ * †	195,297	224,591
Riviera Holdings Corp *	8,400	235,620
Rollins Inc †	28,125	750,656
RSC Holdings Inc *	13,900	227,960
Ruby Tuesday Inc	54,000	990,360
Rush Enterprises Inc ‘A’ * †	20,000	507,000
Russ Berrie & Co Inc *	15,100	253,680
Ruth’s Chris Steak House Inc * †	27,400	390,450
Salem Communications Holding Corp ‘A’	7,600	60,800
Sally Beauty Holdings Inc *	80,300	678,535
Schawk Inc	10,500	236,985
Scholastic Corp * †	38,700	1,349,082
School Specialty Inc * †	21,000	727,230
Sealy Corp †	38,700	543,348
Select Comfort Corp * †	57,950	808,402
Shoe Carnival Inc *	12,000	189,360
Shuffle Master Inc * †	34,975	522,876
Shutterfly Inc *	10,600	338,246
Sinclair Broadcast Group Inc ‘A’ †	48,800	587,552
Six Flags Inc * †	91,400	316,244
Skechers U.S.A. Inc ‘A’ * †	19,100	422,110
Smith & Wesson Holding Corp * †	36,600	698,694
Sohu.com Inc *	29,400	1,108,674
Sonic Automotive Inc ‘A’ †	26,600	636,804
Sonic Corp * †	74,760	1,749,384
Source Interlink Cos Inc * †	54,900	193,248
Spanish Broadcasting System Inc ‘A’ * †	41,150	106,167
Spectrum Brands Inc * †	48,600	281,880
Speedway Motorsports Inc †	17,600	651,200
Spherion Corp *	55,960	462,230
Stage Stores Inc †	39,898	727,341
Stamps.com Inc *	24,349	291,458
Standard Parking Corp *	2,200	87,538
Stein Mart Inc †	33,600	255,696
Steiner Leisure Ltd * (Bahamas)	16,400	711,760
Steinway Musical Instruments Inc	7,700	228,074
Steven Madden Ltd †	25,200	477,540
Stewart Enterprises Inc ‘A’ †	119,700	912,114
Strayer Education Inc †	16,000	2,698,080
Sturm, Ruger & Co Inc * †	16,400	293,724
Sun-Times Media Group Inc ‘A’ * †	66,700	151,409
Syms Corp †	500	7,505
Systemax Inc †	5,700	116,508
Take-Two Interactive Software Inc * †	72,400	1,236,592
TeleTech Holdings Inc * †	39,100	934,881
Tempur-Pedic International Inc †	80,200	2,867,150
Tetra Tech Inc * †	65,618	1,385,852
Texas Roadhouse Inc ‘A’ *	47,500	555,750
The Advisory Board Co *	21,100	1,233,717
The Bon-Ton Stores Inc †	8,700	197,664
The Buckle Inc	11,649	441,963
The Cato Corp ‘A’ †	29,700	607,068
The Children’s Place Retail Stores Inc * †	22,300	541,444
The Dress Barn Inc * †	54,840	932,828
The Finish Line Inc ‘A’	60,100	260,834
The Geo Group Inc * †	54,700	1,619,667
The Gymboree Corp *	32,500	1,145,300
The Knot Inc * †	32,600	693,076
The Men’s Wearhouse Inc †	52,700	2,662,404
The Pantry Inc * †	25,200	645,876
The Pep Boys-Manny, Moe & Jack	47,600	667,828
The Providence Service Corp * †	12,900	378,744
The Steak n Shake Co *	22,260	334,123
The Talbots Inc †	18,500	333,000
The Timberland Co ‘A’ * †	46,900	889,224
The Topps Co Inc	33,500	324,615
The Warnaco Group Inc * †	45,100	1,762,057
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
The Wet Seal Inc ‘A’ * †	83,700	$323,919
THQ Inc * †	66,400	1,658,672
TiVo Inc * †	96,800	614,680
Town Sports International Holdings Inc *	13,700	208,377
Travelzoo Inc *	6,500	149,175
Triarc Cos Inc ‘B’ †	59,000	738,090
True Religion Apparel Inc *	15,200	267,520
Trump Entertainment Resorts Inc * †	41,700	268,965
Tuesday Morning Corp †	29,800	267,902
Tupperware Brands Corp †	67,500	2,125,575
Tween Brands Inc * †	30,500	1,001,620
Under Armour Inc ‘A’ * †	27,600	1,651,032
UniFirst Corp	11,100	415,806
United Natural Foods Inc * †	48,400	1,317,448
United Online Inc †	66,250	994,412
United Stationers Inc *	30,700	1,704,464
Universal Electronics Inc * †	12,200	396,500
Universal Technical Institute Inc *	22,100	397,800
USANA Health Sciences Inc * †	10,900	476,875
Vail Resorts Inc *	29,500	1,837,555
Valassis Communications Inc * †	47,500	423,700
ValueClick Inc * †	99,160	2,227,134
ValueVision Media Inc ‘A’ * †	30,500	226,005
Viad Corp	20,000	720,000
VistaPrint Ltd * † (Bermuda)	41,000	1,532,170
Volcom Inc *	12,600	535,752
Volt Information Sciences Inc *	12,600	222,264
Waste Connections Inc * †	72,150	2,291,484
Waste Industries USA Inc	3,300	94,446
Waste Services Inc *	19,267	187,079
Watson Wyatt Worldwide Inc ‘A’ †	41,080	1,846,135
West Marine Inc *	21,900	252,945
Westwood One Inc †	54,000	148,500
Weyco Group Inc	1,400	43,974
WMS Industries Inc * †	37,999	1,257,767
Wolverine World Wide Inc †	54,100	1,482,340
World Fuel Services Corp	28,200	1,150,842
World Wrestling Entertainment Inc ‘A’	22,400	337,792
Zale Corp *	48,600	1,124,604
Zumiez Inc *	17,100	758,727

		255,257,323

Consumer Staples - 1.91%

Alliance One International Inc *	95,800	626,532
American Dairy Inc * †	1,200	23,412
Arden Group Inc ‘A’ †	800	111,624
Aurora Foods Inc *	400	—
Cal-Maine Foods Inc	19,300	487,132
Casey’s General Stores Inc †	57,700	1,598,290
Chiquita Brands International Inc *	42,200	668,026
Coca-Cola Bottling Co Consolidated †	4,800	289,440
Farmer Bros. Co †	4,900	121,912
Flowers Foods Inc †	76,162	1,660,332
Fresh Del Monte Produce Inc (Cayman)	23,900	687,125
Green Mountain Coffee Roasters Inc *	22,200	736,818
Imperial Sugar Co †	11,700	305,721
Ingles Markets Inc ‘A’	14,300	409,838
J&J Snack Foods Corp	10,700	372,574
Jones Soda Co * †	32,400	390,744
Lance Inc †	30,800	709,016
Longs Drug Stores Corp	30,800	1,529,836
M&F Worldwide Corp * †	12,000	602,280
Maui Land & Pineapple Co Inc * †	5,600	170,464
Nash Finch Co †	15,800	629,314
National Beverage Corp †	6,720	56,986
Pathmark Stores Inc *	43,300	552,075
Peet’s Coffee & Tea Inc *	19,720	550,385
Performance Food Group Co * †	35,100	1,057,563
Pilgrim’s Pride Corp †	43,700	1,517,701
Ralcorp Holdings Inc * †	28,024	1,564,300
Reddy Ice Holdings Inc †	21,700	572,229
Ruddick Corp †	41,400	1,388,556
Sanderson Farms Inc	19,850	827,150
Schweitzer-Mauduit International Inc	15,600	363,480
Seaboard Corp	300	588,000
Sensient Technologies Corp †	49,700	1,434,839
Spartan Stores Inc †	25,600	576,768
The Boston Beer Co Inc ‘A’ *	12,900	627,714
The Great Atlantic & Pacific Tea Co Inc * †	21,800	664,028
The Hain Celestial Group Inc * †	34,800	1,118,124
Tootsie Roll Industries Inc †	34,766	922,342
TreeHouse Foods Inc * †	28,500	770,925
Universal Corp	28,100	1,375,495
Vector Group Ltd †	39,305	880,829
Village Super Market ‘A’	3,000	156,000
Weis Markets Inc †	12,300	525,087
Winn-Dixie Stores Inc *	32,200	602,784

		30,823,790

Energy - 4.45%

Allis-Chalmers Energy Inc * †	24,100	456,454
Alon USA Energy Inc †	12,900	435,762
Alpha Natural Resources Inc * †	61,100	1,419,353
Apco Argentina Inc † (Cayman)	500	52,710
Arena Resources Inc * †	13,300	871,150
Atlas America Inc †	23,473	1,211,911
ATP Oil & Gas Corp * †	25,000	1,175,750
Atwood Oceanics Inc * †	27,200	2,082,432
Aventine Renewable Energy Holdings Inc *	34,630	366,039
Basic Energy Services Inc * †	35,300	742,006
Berry Petroleum Co ‘A’	44,100	1,745,919
Bill Barrett Corp * †	27,200	1,071,952
Bois d’Arc Energy Inc *	9,700	185,949
BPZ Energy Inc * †	63,500	495,300
Brigham Exploration Co *	69,500	412,135
Bronco Drilling Co Inc * †	19,800	293,040
Callon Petroleum Co * †	22,500	313,200
CARBO Ceramics Inc †	18,800	953,724
Carrizo Oil & Gas Inc *	26,700	1,197,762
Clayton Williams Energy Inc * †	10,200	336,600
Clean Energy Fuels Corp *	20,900	316,426
Complete Production Services Inc * †	42,400	868,352
Comstock Resources Inc * †	39,900	1,230,516
Contango Oil & Gas Co *	15,800	571,960
Crosstex Energy Inc †	37,900	1,436,789
Dawson Geophysical Co * †	10,000	775,100
Delek US Holdings Inc †	7,900	198,132
Dril-Quip Inc *	26,000	1,283,100
Edge Petroleum Corp * †	32,900	422,436
Encore Acquisition Co * †	59,150	1,872,098
Energy Partners Ltd *	35,101	515,283
EnerNOC Inc *	900	34,362
Evergreen Energy Inc * †	72,000	367,200
Evergreen Solar Inc *	87,700	783,161
EXCO Resources Inc *	54,400	899,776
Exterran Holdings Inc *	60,267	4,841,851
Flotek Industries Inc *	21,600	953,640
FuelCell Energy Inc * †	80,000	715,200
FX Energy Inc *	46,100	343,445
GeoGlobal Resources Inc * †	51,800	186,480
Geokinetics Inc *	11,200	261,520
GeoMet Inc *	3,200	16,288
Goodrich Petroleum Corp * †	15,400	488,180
Grey Wolf Inc *	206,900	1,355,195
Gulf Island Fabrication Inc †	14,700	564,333
Gulfport Energy Corp * †	26,400	624,624
Harvest Natural Resources Inc * †	49,800	594,612
Hercules Offshore Inc * †	91,140	2,379,665
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Horizon Offshore Inc *	28,000	$462,000
Hornbeck Offshore Services Inc * †	26,150	959,705
International Coal Group Inc * †	110,700	491,508
Lufkin Industries Inc	14,900	819,798
Mariner Energy Inc * †	90,200	1,868,042
MarkWest Hydrocarbon Inc	4,850	281,930
Matrix Service Co * †	27,800	582,410
McMoRan Exploration Co * †	23,400	314,730
Meridian Resource Corp *	88,700	219,976
NATCO Group Inc ‘A’ *	18,500	957,375
Newpark Resources Inc * †	101,200	542,432
Nova Biosource Fuels Inc * †	14,500	40,745
Oil States International Inc * †	48,900	2,361,870
Oilsands Quest Inc *	68,700	304,341
Ormat Technologies Inc	10,100	468,034
Pacific Ethanol Inc * †	34,200	329,004
Parallel Petroleum Corp *	37,400	635,426
Parker Drilling Co * †	118,900	965,468
Penn Virginia Corp	37,400	1,644,852
Petrohawk Energy Corp * †	163,562	2,685,688
Petroleum Development Corp * †	17,700	784,995
PetroQuest Energy Inc * †	41,200	442,076
Pioneer Drilling Co * †	49,300	600,474
Rentech Inc * †	202,900	438,264
Resource America Inc ‘A’	12,100	191,059
Rosetta Resources Inc *	50,400	924,336
RPC Inc †	31,962	454,180
Stone Energy Corp *	24,151	966,282
Sulphco Inc * †	44,100	388,080
Superior Offshore International Inc *	4,300	48,375
Superior Well Services Inc * †	15,600	354,588
Swift Energy Co * †	29,700	1,215,324
T-3 Energy Services Inc *	2,500	106,600
Toreador Resources Corp * †	21,700	256,711
Trico Marine Services Inc *	11,800	351,640
TXCO Resources Inc * †	36,800	329,728
Union Drilling Inc * †	8,600	125,388
US BioEnergy Corp *	21,300	164,223
Venoco Inc *	7,200	123,480
VeraSun Energy Corp * †	26,490	291,390
Verenium Corp * †	34,500	182,160
Warren Resources Inc * †	59,200	742,368
W-H Energy Services Inc * †	31,300	2,308,375
Whiting Petroleum Corp *	35,250	1,566,862
Willbros Group Inc * (Panama)	23,000	782,000

		71,793,164

Financial Services - 18.51%

1st Source Corp †	9,373	214,642
ACA Capital Holdings Inc * †	400	2,436
Acadia Realty Trust REIT †	36,000	976,680
Accredited Home Lenders Holding Co *	28,681	334,707
Advance America Cash Advance Centers Inc	63,000	672,210
Advanta Corp ‘B’ †	34,400	943,248
Advent Software Inc * †	18,200	854,854
Agree Realty Corp REIT	7,700	241,318
Alabama National Bancorp †	20,000	1,558,400
Alesco Financial Inc REIT †	39,000	191,880
Alexander’s Inc REIT *	2,300	886,650
Alexandria Real Estate Equities Inc REIT ‡	31,780	3,059,143
Alfa Corp	32,400	589,032
AMCORE Financial Inc	26,900	670,348
American Campus Communities Inc REIT †	27,500	805,475
American Equity Investment Life Holding Co †	66,500	708,225
American Financial Realty Trust REIT	140,300	1,129,415
American Physicians Capital Inc	13,400	522,064
AmericanWest Bancorp	17,060	334,547
Ameris Bancorp	12,440	224,915
Amerisafe Inc *	25,200	416,808
AmTrust Financial Services Inc	33,000	500,610
Anchor BanCorp Wisconsin Inc †	26,900	726,300
Anthracite Capital Inc REIT †	59,100	537,810
Anworth Mortgage Asset Corp REIT	45,300	244,167
Apollo Investment Corp †	109,720	2,282,177
Arbor Realty Trust Inc REIT †	17,300	326,797
Ares Capital Corp †	69,014	1,122,858
Argo Group International Holdings Ltd (Bermuda)	24,775	1,077,960
Ashford Hospitality Trust Inc REIT †	108,130	1,086,706
Aspen Insurance Holdings Ltd (Bermuda)	95,900	2,676,569
Asset Acceptance Capital Corp †	19,905	230,898
Associated Estates Realty Corp REIT	25,800	336,432
Assured Guaranty Ltd (Bermuda)	70,800	1,923,636
Asta Funding Inc †	13,900	532,648
Authorize.Net Holdings Inc *	35,100	618,813
Baldwin & Lyons Inc ‘B’	8,600	234,866
BancFirst Corp †	5,200	233,324
Banco Latinoamericano de Exportaciones SA ‘E’ † (Panama)	20,400	370,872
Bank Mutual Corp	61,147	720,923
Bank of the Ozarks Inc †	12,100	369,413
BankAtlantic Bancorp Inc ‘A’ †	44,500	385,815
BankFinancial Corp †	23,000	363,860
Bankrate Inc *	11,200	516,544
BankUnited Financial Corp ‘A’ †	37,900	588,966
Banner Corp	16,600	570,874
Berkshire Hills Bancorp Inc †	8,200	247,886
BioMed Realty Trust Inc REIT †	71,110	1,713,751
Boston Private Financial Holdings Inc	43,270	1,204,637
Brookline Bancorp Inc †	73,042	846,557
BRT Realty Trust REIT	5,700	98,838
Calamos Asset Management Inc ‘A’	28,500	804,555
Capital City Bank Group Inc †	9,656	301,267
Capital Corp of the West	9,440	173,885
Capital Southwest Corp	2,300	282,348
Capital Trust Inc ‘A’ REIT †	9,700	344,350
Capitol Bancorp Ltd †	14,100	350,103
CapLease Inc REIT †	43,200	442,800
Cascade Bancorp †	29,225	650,548
Cash America International Inc †	29,500	1,109,200
Cass Information Systems Inc †	2,400	85,848
Cathay General Bancorp	57,248	1,843,958
CBRE Realty Finance Inc REIT	17,100	100,890
Cedar Shopping Centers Inc REIT †	43,900	597,918
Centennial Bank Holdings Inc *	54,800	350,720
Center Financial Corp †	10,000	139,100
Centerline Holding Co †	50,600	774,180
Central Pacific Financial Corp †	27,798	811,702
Chemical Financial Corp †	24,640	597,520
Chittenden Corp †	44,217	1,554,670
Citizens Inc *	56,000	428,400
Citizens Republic Bancorp Inc	86,462	1,392,903
City Bank †	10,700	307,304
City Holding Co	21,106	768,469
Clayton Holdings Inc * †	13,200	105,732
Clifton Savings Bancorp Inc	6,200	73,346
CNA Surety Corp *	10,100	178,063
CoBiz Inc †	15,825	270,924
Cohen & Steers Inc †	15,000	555,450
Columbia Banking System Inc	16,075	511,506
Community Bancorp *	10,900	274,026
Community Bank System Inc †	24,200	472,384
Community Banks Inc †	20,065	597,736
Community Trust Bancorp Inc	15,385	462,165
CompuCredit Corp * †	20,200	438,542
Corporate Office Properties Trust REIT †	38,700	1,611,081
Corus Bankshares Inc †	38,700	503,874
Cousins Properties Inc REIT †	40,200	1,180,272
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Cowen Group Inc *	19,100	$263,962
Crawford & Co ‘B’ * †	25,200	160,272
Credit Acceptance Corp *	5,130	118,503
Crystal River Capital Inc REIT †	19,000	319,390
CVB Financial Corp †	60,085	702,994
CyberSource Corp * †	37,100	433,699
Darwin Professional Underwriters Inc *	7,600	164,160
DCT Industrial Trust Inc REIT	162,780	1,704,307
Deerfield Triarc Capital Corp REIT †	51,400	465,170
Delphi Financial Group Inc ‘A’ †	48,440	1,957,945
Delta Financial Corp †	25,000	122,750
Deluxe Corp †	54,900	2,022,516
DiamondRock Hospitality Co REIT †	87,970	1,531,558
Digital Realty Trust Inc REIT	50,110	1,973,833
Dime Community Bancshares Inc †	37,175	556,510
Dollar Financial Corp * †	15,700	447,921
Donegal Group Inc ‘A’	9,577	154,956
Downey Financial Corp †	22,100	1,277,380
EastGroup Properties Inc REIT †	23,600	1,068,136
Education Realty Trust Inc REIT †	39,100	527,850
eHealth Inc *	18,900	523,530
Electro Rent Corp †	12,700	177,927
EMC Insurance Group Inc	5,000	129,950
Employers Holdings Inc	53,150	1,095,422
Encore Capital Group Inc *	24,900	293,820
Enstar Group Ltd * (Bermuda)	5,700	722,475
Enterprise Financial Services Corp †	4,500	109,530
Entertainment Properties Trust REIT	28,900	1,468,120
Epoch Holding Corp *	16,700	235,136
Equity Inns Inc REIT	62,000	1,399,960
Equity Lifestyle Properties Inc REIT †	20,000	1,036,000
Equity One Inc REIT †	34,600	941,120
eSpeed Inc ‘A’ * †	31,800	271,254
Euronet Worldwide Inc * †	48,600	1,446,822
Evercore Partners Inc ‘A’	4,300	113,047
ExlService Holdings Inc *	17,100	363,546
Extra Space Storage Inc REIT †	63,950	984,190
F.N.B. Corp	54,540	902,092
FBL Financial Group Inc ‘A’	10,528	415,751
FCStone Group Inc * †	11,700	377,559
Federal Agricultural Mortgage Corp ‘C’	11,800	346,448
FelCor Lodging Trust Inc REIT †	68,800	1,371,184
Financial Federal Corp	32,549	911,697
First Acceptance Corp * †	12,400	62,620
First BanCorp	71,730	681,435
First Bancorp NC †	9,500	193,610
First Busey Corp †	10,500	230,055
First Cash Financial Services Inc *	31,500	737,730
First Charter Corp †	33,100	998,627
First Commonwealth Financial Corp †	63,614	703,571
First Community Bancorp †	29,262	1,600,924
First Community Bancshares Inc †	7,348	266,218
First Financial Bancorp	29,142	372,435
First Financial Bankshares Inc †	18,016	723,883
First Financial Corp	13,100	396,930
First Financial Holdings Inc	11,900	372,232
First Indiana Corp	19,613	614,279
First Industrial Realty Trust Inc REIT †	48,000	1,865,760
First Merchants Corp	13,606	293,345
First Mercury Financial Corp *	19,500	419,445
First Midwest Bancorp Inc †	55,558	1,897,861
First Niagara Financial Group Inc †	118,783	1,680,779
First Place Financial Corp	11,200	198,240
First Potomac Realty Trust REIT †	30,200	658,360
First Regional Bancorp *	10,000	245,300
First South Bancorp Inc †	3,650	95,484
First State Bancorp †	26,400	518,496
FirstFed Financial Corp * †	19,100	946,405
FirstMerit Corp †	90,100	1,780,376
Flagstar Bancorp Inc	44,200	430,066
Flagstone Reinsurance Holdings Ltd (Bermuda)	2,000	26,580
Flushing Financial Corp	21,925	368,340
FPIC Insurance Group Inc *	13,400	576,870
Franklin Bank Corp * †	33,600	309,120
Franklin Street Properties Corp REIT †	52,900	912,525
Fremont General Corp †	67,300	262,470
Friedman Billings Ramsey Group Inc ‘A’ REIT †	142,600	657,386
Frontier Financial Corp †	38,898	907,490
GAMCO Investors Inc ‘A’	5,500	301,400
Getty Realty Corp REIT †	13,400	364,480
GFI Group Inc * †	14,500	1,248,740
Glacier Bancorp Inc †	47,958	1,080,014
Gladstone Capital Corp †	15,700	306,464
Glimcher Realty Trust REIT †	44,500	1,045,750
Global Cash Access Holdings Inc * †	35,000	370,650
GMH Communities Trust REIT	47,160	365,490
Gramercy Capital Corp REIT	15,150	381,326
Great American Financial Resources Inc	8,950	219,454
Great Southern Bancorp Inc †	7,800	193,752
Greater Bay Bancorp	56,500	1,559,400
Green Bankshares Inc	6,400	233,280
Greenhill & Co Inc †	18,900	1,153,845
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,000	324,480
H&E Equipment Services Inc * †	15,800	284,084
Hallmark Financial Services Inc *	16,700	234,635
Hancock Holding Co	26,600	1,066,128
Hanmi Financial Corp †	41,838	648,071
Harleysville Group Inc †	11,100	354,978
Harleysville National Corp †	28,813	457,839
Healthcare Realty Trust Inc REIT	53,000	1,412,980
Heartland Financial USA Inc	9,450	194,198
Heartland Payment Systems Inc †	11,300	290,410
Hercules Technology Growth Capital Inc	35,100	465,777
Heritage Commerce Corp	10,610	224,614
Hersha Hospitality Trust REIT	35,400	350,460
HFF Inc ‘A’ *	16,300	193,481
Highwoods Properties Inc REIT †	56,740	2,080,656
Hilb Rogal & Hobbs Co †	34,800	1,507,884
Home BancShares Inc †	5,500	119,845
Home Properties Inc REIT	36,000	1,878,480
Horace Mann Educators Corp	49,700	979,587
Horizon Financial Corp †	12,224	247,903
Huron Consulting Group Inc *	20,400	1,481,448
Hypercom Corp *	71,500	323,180
IBERIABANK Corp †	14,625	770,006
Impac Mortgage Holdings Inc REIT †	92,400	142,296
Imperial Capital Bancorp Inc	8,400	237,300
Independence Holding Co †	3,700	75,406
Independent Bank Corp MA	18,700	555,390
Independent Bank Corp MI †	31,706	350,351
Infinity Property & Casualty Corp	18,600	748,092
Inland Real Estate Corp REIT †	57,700	893,773
Integra Bank Corp	24,800	449,624
Interactive Brokers Group Inc ‘A’ *	44,900	1,179,074
Interactive Data Corp	42,400	1,195,680
International Bancshares Corp	52,038	1,129,225
International Securities Exchange Holdings Inc	37,900	2,519,213
INVESTools Inc *	62,150	751,394
Investors Bancorp Inc * †	45,800	648,528
Investors Real Estate Trust REIT	47,900	517,320
IPC Holdings Ltd (Bermuda)	70,400	2,031,040
Irwin Financial Corp	23,300	256,766
Jack Henry & Associates Inc †	86,500	2,236,890
James River Group Inc †	10,500	340,200
JER Investors Trust Inc REIT †	21,000	261,450
Kansas City Life Insurance Co	2,000	88,160
Kayne Anderson Energy Development Co	6,100	155,428
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
KBW Inc *	25,400	$731,012
Kearny Financial Corp	16,200	207,198
Kite Realty Group Trust REIT †	25,610	481,468
KNBT Bancorp Inc	21,400	353,956
Knight Capital Group Inc ‘A’ * †	111,900	1,338,324
Kohlberg Capital Corp	14,200	213,852
LaBranche & Co Inc * †	45,900	214,812
Ladenburg Thalmann Financial Services Inc * †	106,700	209,132
Lakeland Bancorp Inc	11,131	151,159
Lakeland Financial Corp	9,143	211,295
LandAmerica Financial Group Inc †	19,000	740,620
LaSalle Hotel Properties REIT †	43,400	1,826,272
Lexington Realty Trust REIT †	65,700	1,314,657
LTC Properties Inc REIT †	18,700	442,629
Luminent Mortgage Capital Inc REIT †	60,200	100,534
Macatawa Bank Corp †	15,400	208,362
Maguire Properties Inc REIT †	35,400	914,382
MainSource Financial Group Inc †	12,260	216,144
MarketAxess Holdings Inc * †	30,800	462,000
Max Capital Group Ltd (Bermuda)	67,300	1,887,092
MB Financial Inc †	37,824	1,306,819
MCG Capital Corp	62,000	892,180
McGrath RentCorp †	20,700	688,068
Meadowbrook Insurance Group Inc *	23,400	210,834
Medical Properties Trust Inc REIT †	60,400	804,528
Meruelo Maddux Properties Inc *	37,529	221,796
MFA Mortgage Investments Inc REIT	80,600	648,830
Mid-America Apartment Communities Inc REIT	23,800	1,186,430
Midwest Banc Holdings Inc †	15,711	232,051
Mission West Properties Inc REIT	8,100	98,415
Montpelier Re Holdings Ltd * (Bermuda)	105,000	1,858,500
Morningstar Inc * †	14,200	871,880
Move Inc * †	115,518	318,830
MVC Capital Inc †	31,200	578,136
Nara Bancorp Inc	31,000	484,220
NASB Financial Inc	500	17,950
National City Corp	1	12
National Financial Partners Corp †	36,000	1,907,280
National Health Investors Inc REIT	20,300	627,473
National Interstate Corp †	11,100	341,769
National Penn Bancshares Inc	43,595	713,210
National Retail Properties Inc REIT †	66,300	1,616,394
National Western Life Insurance Co ‘A’	1,800	460,728
Nationwide Health Properties Inc REIT †	95,900	2,889,467
Navigators Group Inc *	16,100	873,425
NBT Bancorp Inc	29,395	639,047
Nelnet Inc ‘A’	12,500	228,000
NewAlliance Bancshares Inc †	125,600	1,843,808
Newcastle Investment Corp REIT †	46,800	824,616
NewStar Financial Inc *	8,100	91,044
NexCen Brands Inc *	32,900	221,088
NGP Capital Resources Co †	22,982	372,998
NorthStar Realty Finance Corp REIT †	53,400	530,262
Northwest Bancorp Inc	14,200	404,132
Novastar Financial Inc REIT †	12,675	112,427
NYMAGIC Inc	5,800	161,298
Ocwen Financial Corp *	29,600	279,128
Odyssey Re Holdings Corp	24,900	924,039
Old National Bancorp	74,995	1,242,667
Old Second Bancorp Inc	17,689	504,136
Omega Financial Corp	7,900	208,639
Omega Healthcare Investors Inc REIT	66,800	1,037,404
Online Resources Corp * †	36,600	462,624
optionsXpress Holdings Inc †	39,200	1,024,688
Oriental Financial Group Inc	34,213	393,450
Oritani Financial Corp *	3,000	47,520
Pacific Capital Bancorp †	48,187	1,267,318
Park National Corp †	10,734	936,005
Parkway Properties Inc REIT †	13,400	591,476
Partners Trust Financial Group Inc	44,268	538,742
Patriot Capital Funding Inc	28,700	383,719
PennantPark Investment Corp	29,500	395,300
Pennsylvania REIT †	32,542	1,267,185
Penson Worldwide Inc *	10,100	186,648
Peoples Bancorp Inc	9,495	248,579
PFF Bancorp Inc †	29,370	450,536
PICO Holdings Inc *	12,000	498,600
Pinnacle Financial Partners Inc *	15,400	443,828
Piper Jaffray Cos * †	18,700	1,002,320
Platinum Underwriters Holdings Ltd (Bermuda)	56,300	2,024,548
PMA Capital Corp ‘A’ *	42,800	406,600
Portfolio Recovery Associates Inc †	18,500	981,795
Post Properties Inc REIT †	47,200	1,826,640
Potlatch Corp REIT †	36,951	1,663,904
Preferred Bank	9,200	361,928
Presidential Life Corp	21,300	361,248
Primus Guaranty Ltd * † (Bermuda)	33,700	354,524
PrivateBancorp Inc †	24,700	860,548
ProAssurance Corp * †	33,150	1,785,790
Prospect Capital Corp †	26,900	457,838
Prosperity Bancshares Inc †	35,300	1,170,548
Provident Bankshares Corp	36,808	1,153,195
Provident Financial Services Inc †	65,489	1,072,055
Provident New York Bancorp	33,934	444,875
PS Business Parks Inc REIT	14,600	830,010
QC Holdings Inc †	1,000	14,450
Quadra Realty Trust Inc REIT	7,100	67,663
RAIT Financial Trust REIT †	68,110	560,545
RAM Holdings Ltd * (Bermuda)	19,700	183,210
Ramco-Gershenson Properties Trust REIT †	21,568	673,784
Realty Income Corp REIT †	109,600	3,063,320
Redwood Trust Inc REIT †	21,000	697,620
Renasant Corp †	11,269	243,748
Republic Bancorp Inc KY ‘A’ †	7,405	117,295
Republic Property Trust REIT †	29,900	438,633
Resource Capital Corp REIT †	12,069	135,897
RLI Corp †	20,900	1,185,448
Rockville Financial Inc †	7,900	112,654
Roma Financial Corp †	1,300	22,230
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,583	78,539
S&T Bancorp Inc †	22,800	731,652
S.Y. Bancorp Inc	8,925	241,332
S1 Corp *	67,818	613,753
Safety Insurance Group Inc	16,100	578,634
Sanders Morris Harris Group Inc †	9,900	100,485
Sandy Spring Bancorp Inc †	16,550	498,486
Santander BanCorp	2,715	34,861
Saul Centers Inc REIT	14,000	721,000
SCBT Financial Corp	6,735	232,627
Scottish Re Group Ltd * (Cayman)	46,900	149,611
SeaBright Insurance Holdings Inc *	29,600	505,272
Seacoast Banking Corp of Florida †	20,610	385,407
Security Bank Corp †	16,200	202,824
Security Capital Assurance Ltd (Bermuda)	18,800	429,392
Selective Insurance Group Inc †	60,500	1,287,440
Senior Housing Properties Trust REIT †	77,200	1,703,032
Sierra Bancorp †	1,900	54,454
Signature Bank *	29,500	1,039,285
Simmons First National Corp ‘A’ †	10,600	279,204
Sotheby’s †	65,600	3,135,024
Southside Bancshares Inc †	10,808	238,749
Southwest Bancorp Inc	20,400	383,928
Sovran Self Storage Inc REIT †	20,400	935,136
State Auto Financial Corp †	10,400	304,200
Sterling Bancorp †	27,992	391,888
Sterling Bancshares Inc †	84,175	960,437
Sterling Financial Corp PA	36,763	630,485
Sterling Financial Corp WA †	50,865	1,368,777
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Stewart Information Services Corp †	16,700	$572,309
Stifel Financial Corp * †	14,400	832,896
Strategic Hotels & Resorts Inc REIT †	69,850	1,438,212
Suffolk Bancorp †	10,000	320,600
Sun Bancorp Inc NJ *	12,121	212,124
Sun Communities Inc REIT †	21,800	655,744
Sunstone Hotel Investors Inc REIT †	68,600	1,758,904
Superior Bancorp *	26,400	233,112
Susquehanna Bancshares Inc †	59,771	1,201,397
SVB Financial Group * †	38,000	1,799,680
SWS Group Inc	22,195	392,630
Tanger Factory Outlet Centers Inc REIT †	35,100	1,424,709
Tarragon Corp * †	26,950	70,609
Taylor Capital Group Inc	5,700	159,201
Technology Investment Capital Corp	12,800	171,136
Texas Capital Bancshares Inc *	30,400	660,896
The Bancorp Inc * †	17,270	318,804
The Commerce Group Inc †	57,500	1,694,525
The Midland Co	8,900	489,144
The Phoenix Cos Inc	113,300	1,598,663
The South Financial Group Inc	82,900	1,885,146
TheStreet.com Inc †	20,500	248,255
Thomas Weisel Partners Group Inc * †	15,000	217,650
TierOne Corp †	22,500	595,575
TNS Inc †	27,500	441,650
Tompkins Financial Corp	6,830	271,151
Tower Group Inc	24,600	644,028
TradeStation Group Inc *	38,200	445,794
Triad Guaranty Inc * †	11,400	216,258
Trico Bancshares †	10,200	227,154
Trustco Bank Corp NY †	90,308	987,066
Trustmark Corp	55,900	1,567,436
U.S. Global Investors Inc ‘A’ †	16,500	313,830
U.S.B. Holding Co Inc †	8,950	207,908
UCBH Holdings Inc †	110,900	1,938,532
UMB Financial Corp †	30,782	1,319,317
Umpqua Holdings Corp †	70,532	1,411,345
Union Bankshares Corp †	10,050	228,236
United America Indemnity Ltd ‘A’ * (Cayman)	18,400	395,784
United Bankshares Inc †	44,400	1,351,536
United Community Banks Inc †	36,449	893,729
United Community Financial Corp †	20,424	147,461
United Fire & Casualty Co †	17,800	695,802
United Security Bancshares †	7,100	133,480
Universal American Financial Corp *	32,500	741,325
Universal Health Realty Income Trust REIT	10,800	383,724
Univest Corp of Pennsylvania †	8,499	201,596
Urstadt Biddle Properties Inc ‘A’ REIT	18,000	278,460
U-Store-It Trust REIT †	41,680	550,176
Value Line Inc †	300	14,781
ViewPoint Financial Group	4,000	73,920
Virginia Commerce Bancorp Inc * †	23,846	341,946
W Holding Co Inc †	89,200	199,808
W.P. Stewart & Co Ltd † (Bermuda)	12,000	119,040
Waddell & Reed Financial Inc ‘A’	83,300	2,251,599
Washington REIT †	50,800	1,685,544
Washington Trust Bancorp Inc	11,800	318,246
Wauwatosa Holdings Inc *	2,400	39,000
WesBanco Inc	20,800	519,584
West Coast Bancorp	11,600	329,556
Westamerica Bancorp †	34,400	1,713,464
Western Alliance Bancorp * †	11,200	263,984
Westfield Financial Inc	9,979	96,896
Williams Scotsman International Inc * †	36,500	1,011,415
Wilshire Bancorp Inc	13,500	148,095
Winthrop Realty Trust REIT †	28,600	192,478
Wintrust Financial Corp †	27,400	1,169,706
World Acceptance Corp * †	21,000	694,680
Wright Express Corp *	38,400	1,401,216
WSFS Financial Corp †	6,200	386,880
Yardville National Bancorp	8,000	269,040
Zenith National Insurance Corp †	36,750	1,649,708

		298,730,789

Health Care - 11.03%

Abaxis Inc * †	24,400	547,780
ABIOMED Inc * †	28,700	356,741
ACADIA Pharmaceuticals Inc *	39,300	591,465
Accuray Inc *	12,900	225,234
Acorda Therapeutics Inc *	22,200	407,370
Adams Respiratory Therapeutics Inc * †	33,800	1,302,652
Affymax Inc *	1,700	46,002
Affymetrix Inc *	68,100	1,727,697
Air Methods Corp * †	13,400	619,080
Akorn Inc * †	71,000	531,790
Albany Molecular Research Inc *	25,700	388,070
Alexion Pharmaceuticals Inc *	38,800	2,527,820
Alexza Pharmaceuticals Inc *	9,100	78,806
Align Technology Inc * ‡	61,700	1,562,861
Alkermes Inc * †	95,600	1,759,040
Alliance Imaging Inc * †	14,500	131,370
Allos Therapeutics Inc *	60,600	287,850
Allscripts Healthcare Solutions Inc * †	54,600	1,475,838
Alnylam Pharmaceuticals Inc * †	37,300	1,222,321
Alpharma Inc ‘A’	43,100	920,616
Altus Pharmaceuticals Inc *	12,500	131,125
AMAG Pharmaceuticals Inc *	17,650	1,009,580
Amedisys Inc * †	30,033	1,153,880
American Dental Partners Inc *	18,100	506,981
American Medical Systems Holdings Inc * †	78,200	1,325,490
American Oriental Bioengineering Inc * †	39,300	438,195
AMERIGROUP Corp * †	58,700	2,023,976
Amicus Therapeutics Inc *	15,600	260,676
AmSurg Corp *	37,000	853,590
Analogic Corp †	16,100	1,026,536
AngioDynamics Inc * †	20,800	392,080
Animal Health International Inc *	5,600	62,328
Applera Corp-Celera Genomics Group * †	71,799	1,009,494
Apria Healthcare Group Inc * †	46,100	1,199,061
Arena Pharmaceuticals Inc *	69,700	763,215
ARIAD Pharmaceuticals Inc * †	87,900	406,977
ArQule Inc *	18,700	133,331
Array BioPharma Inc * †	46,700	524,441
Arrow International Inc	21,600	982,584
ArthroCare Corp * †	30,500	1,704,645
Aspect Medical Systems Inc * †	24,000	325,680
Assisted Living Concepts Inc ‘A’ *	49,100	448,774
Auxilium Pharmaceuticals Inc * †	29,500	621,860
Beijing Med-Pharm Corp * †	36,600	426,390
Bentley Pharmaceuticals Inc * †	16,900	210,912
BioMarin Pharmaceutical Inc * †	102,200	2,544,780
BioMimetic Therapeutics Inc *	16,700	222,778
Bionovo Inc * †	69,900	269,115
Bio-Rad Laboratories Inc ‘A’ *	17,400	1,574,700
Bio-Reference Laboratories Inc * †	12,600	425,376
Bradley Pharmaceuticals Inc *	12,600	229,320
Bruker BioSciences Corp * †	53,800	473,440
Cadence Pharmaceuticals Inc *	8,400	117,600
Cantel Medical Corp *	4,700	73,367
Capital Senior Living Corp *	13,300	111,986
Caraco Pharmaceutical Laboratories Ltd *	4,400	67,100
Cell Genesys Inc *	81,900	312,858
Centene Corp *	43,300	931,383
Cepheid Inc * †	62,900	1,434,120
Chattem Inc * †	19,200	1,353,984
Computer Programs & Systems Inc †	11,500	303,140
Conceptus Inc * †	24,200	459,316
CONMED Corp * †	33,350	933,466
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
CorVel Corp *	9,550	$220,796
CryoLife Inc *	14,800	139,860
Cubist Pharmaceuticals Inc * †	60,300	1,274,139
Cutera Inc *	9,400	246,374
CV Therapeutics Inc * †	68,300	613,334
Cyberonics Inc *	22,000	306,680
Cynosure Inc ‘A’ *	10,600	391,140
Cypress Bioscience Inc *	39,300	538,017
Cytokinetics Inc *	22,500	115,200
CytRx Corp * †	60,400	208,984
Datascope Corp	12,800	432,768
Dendreon Corp * †	98,200	755,158
Discovery Laboratories Inc *	53,600	144,184
DJO Inc *	21,400	1,050,740
DURECT Corp * †	70,200	384,696
Eclipsys Corp * †	41,900	977,108
Emergency Medical Services Corp ‘A’ *	7,000	211,750
Emergent BioSolutions Inc *	194	1,723
Emeritus Corp * †	2,400	65,040
Encysive Pharmaceuticals Inc * †	88,300	133,333
Enzo Biochem Inc * †	26,551	301,354
Enzon Pharmaceuticals Inc * †	63,700	561,197
eResearchTechnology Inc *	40,724	463,846
ev3 Inc * †	10,900	178,978
Exelixis Inc * †	89,400	946,746
FoxHollow Technologies Inc *	19,600	517,440
Genomic Health Inc *	8,800	168,872
Gentiva Health Services Inc *	34,400	660,824
GenVec Inc *	103,900	244,165
Geron Corp * †	72,400	529,968
Greatbatch Inc * †	18,500	491,915
GTx Inc *	11,200	182,336
Haemonetics Corp * †	26,400	1,304,688
Halozyme Therapeutics Inc *	54,200	470,998
Hansen Medical Inc * †	9,500	257,545
Healthcare Services Group Inc	45,520	922,701
HealthExtras Inc * †	30,700	854,381
HealthSouth Corp *	83,600	1,463,836
Healthspring Inc * †	43,000	838,500
Healthways Inc * †	38,500	2,077,845
HMS Holdings Corp *	15,700	386,377
Hologic Inc *	53,550	3,266,550
Human Genome Sciences Inc * †	145,700	1,499,253
Hythiam Inc * †	43,300	322,152
ICU Medical Inc *	16,600	643,250
Idenix Pharmaceuticals Inc *	14,400	41,616
I-Flow Corp *	18,900	351,351
Illumina Inc * †	57,024	2,958,405
Immucor Inc * †	68,393	2,445,050
Immunomedics Inc *	80,300	183,887
Incyte Corp *	93,700	669,955
Indevus Pharmaceuticals Inc *	50,100	346,191
Integra LifeSciences Holdings Corp * †	21,100	1,025,038
InterMune Inc *	29,800	570,074
Invacare Corp †	28,600	668,668
Inverness Medical Innovations Inc * †	56,590	3,130,559
Isis Pharmaceuticals Inc * †	93,700	1,402,689
Javelin Pharmaceuticals Inc *	54,300	272,586
Kendle International Inc * †	15,800	656,174
Kensey Nash Corp * †	14,300	373,373
Keryx Biopharmaceuticals Inc * †	38,200	379,708
Kindred Healthcare Inc * †	26,340	471,749
Kosan Biosciences Inc *	25,100	125,751
KV Pharmaceutical Co ‘A’ * †	35,150	1,005,290
Kyphon Inc *	49,400	3,458,000
Landauer Inc	9,100	463,736
LCA-Vision Inc †	22,600	664,214
LHC Group Inc * †	14,400	309,168
LifeCell Corp * †	38,100	1,431,417
Ligand Pharmaceuticals Inc ‘B’	76,800	410,112
Luminex Corp * †	41,900	631,852
Magellan Health Services Inc *	42,100	1,708,418
MannKind Corp * †	34,195	331,008
Martek Biosciences Corp * †	37,300	1,082,819
Matria Healthcare Inc * †	21,162	553,598
Maxygen Inc *	21,700	147,777
Medarex Inc *	130,000	1,840,800
MedCath Corp *	13,800	378,948
Medical Action Industries Inc *	11,450	270,907
Medicis Pharmaceutical Corp ‘A’ †	57,100	1,742,121
Medivation Inc *	26,900	539,345
Mentor Corp †	39,500	1,818,975
Meridian Bioscience Inc	39,300	1,191,576
Merit Medical Systems Inc *	20,765	269,530
Metabolix Inc *	18,700	453,662
MGI PHARMA Inc *	77,900	2,164,062
Micrus Endovascular Corp *	19,500	356,265
Minrad International Inc *	67,500	323,325
Molina Healthcare Inc *	9,558	346,669
Momenta Pharmaceuticals Inc *	23,500	267,665
Myriad Genetics Inc * †	42,400	2,211,160
Nabi Biopharmaceuticals *	59,100	239,946
Nastech Pharmaceutical Co Inc *	25,300	336,743
National Healthcare Corp	4,800	246,672
Natus Medical Inc * †	28,600	455,884
Nektar Therapeutics *	99,700	880,351
Neurocrine Biosciences Inc * †	45,300	453,000
Neurogen Corp *	17,800	79,032
Nighthawk Radiology Holdings Inc * †	16,400	401,964
Northstar Neuroscience Inc * †	10,800	120,528
Novacea Inc *	17,700	141,777
Noven Pharmaceuticals Inc *	28,800	458,784
NuVasive Inc *	38,300	1,376,119
NxStage Medical Inc * †	29,000	420,210
Obagi Medical Products Inc *	2,800	51,716
Odyssey HealthCare Inc * †	33,550	322,416
Omnicell Inc *	33,400	953,236
Omrix Biopharmaceuticals Inc *	10,700	377,817
Onyx Pharmaceuticals Inc * †	54,590	2,375,757
OraSure Technologies Inc * †	45,900	461,295
Orexigen Therapeutics Inc * †	700	9,247
Orthofix International NV * (Netherlands)	20,000	979,400
OSI Pharmaceuticals Inc *	62,200	2,114,178
Osiris Therapeutics Inc * †	4,900	63,112
Owens & Minor Inc †	44,900	1,710,241
Pain Therapeutics Inc * †	40,200	375,870
Palomar Medical Technologies Inc *	20,400	581,196
Par Pharmaceutical Cos Inc *	35,500	658,880
PAREXEL International Corp * †	31,500	1,300,005
Penwest Pharmaceuticals Co * †	32,200	354,522
Perrigo Co †	86,400	1,844,640
PharmaNet Development Group Inc *	18,500	537,055
PharMerica Corp *	9,640	143,829
Pharmion Corp *	25,800	1,190,412
Phase Forward Inc *	34,900	698,349
PolyMedica Corp †	26,574	1,395,666
Poniard Pharmaceuticals Inc * †	38,500	218,295
POZEN Inc * †	30,500	337,330
PRA International * †	19,700	579,180
Progenics Pharmaceuticals Inc *	25,900	572,649
Protalix BioTherapeutics Inc *	12,380	427,853
PSS World Medical Inc * †	66,700	1,275,971
Psychiatric Solutions Inc *	53,900	2,117,192
Quality Systems Inc	15,400	564,102
Quidel Corp * †	26,600	520,296
Radiation Therapy Services Inc * †	12,900	268,578
Regeneration Technologies Inc *	39,400	422,368
Regeneron Pharmaceuticals Inc * †	58,800	1,046,640
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
RehabCare Group Inc *	23,400	$411,606
Res-Care Inc *	24,200	552,728
Rigel Pharmaceuticals Inc * †	19,000	179,170
Salix Pharmaceuticals Ltd * †	54,800	680,616
Santarus Inc * †	71,300	188,945
Savient Pharmaceuticals Inc * †	47,505	691,198
Sciele Pharma Inc * †	40,400	1,051,208
Seattle Genetics Inc *	31,700	356,308
Sirona Dental Systems Inc * †	16,600	592,122
Skilled Healthcare Group Inc ‘A’ *	30,300	477,225
Somaxon Pharmaceuticals Inc * †	18,000	183,060
Sonic Innovations Inc *	38,200	350,294
SonoSite Inc * †	21,400	653,128
Spectranetics Corp * †	42,800	576,944
Stereotaxis Inc *	19,500	268,905
STERIS Corp †	64,700	1,768,251
Sun Healthcare Group Inc * †	50,300	840,513
Sunrise Senior Living Inc * †	44,400	1,570,428
SuperGen Inc * †	61,500	266,910
SurModics Inc *	18,600	911,586
Symmetry Medical Inc * †	35,000	584,500
Telik Inc * †	67,700	197,007
Tercica Inc *	19,000	117,800
The Medicines Co * †	49,500	881,595
Thoratec Corp * †	59,387	1,228,717
TomoTherapy Inc *	6,400	148,672
Trubion Pharmaceuticals Inc * †	3,500	42,455
United Therapeutics Corp *	23,400	1,557,036
Valeant Pharmaceuticals International *	92,700	1,434,996
Vanda Pharmaceuticals Inc *	31,200	433,992
Ventana Medical Systems Inc *	31,500	2,706,165
ViroPharma Inc * †	67,700	602,530
Visicu Inc * †	13,000	98,540
Vital Images Inc * †	15,300	298,656
Vital Signs Inc	9,700	505,758
Vivus Inc *	57,500	285,200
Volcano Corp *	18,000	295,920
West Pharmaceutical Services Inc †	32,400	1,349,784
Wright Medical Group Inc * †	35,200	944,064
XenoPort Inc *	21,400	1,006,870
XOMA Ltd * (Bermuda)	99,100	337,931
ZOLL Medical Corp *	23,900	619,488
ZymoGenetics Inc *	49,100	640,755

		178,051,896

Integrated Oils - 0.12%

Delta Petroleum Corp * †	65,200	1,170,340
GMX Resources Inc *	11,400	366,738
Vaalco Energy Inc * †	75,500	345,035

		1,882,113

Materials & Processing - 8.35%

A. Schulman Inc †	32,700	645,171
A.M. Castle & Co †	7,800	254,280
AAON Inc	7,800	153,894
Acuity Brands Inc † ‡	45,700	2,306,936
Aecom Technology Corp *	37,200	1,299,396
AEP Industries Inc * †	4,900	207,466
Albany International Corp ‘A’ †	26,428	990,786
Alico Inc	2,800	121,352
AMCOL International Corp	21,800	721,362
American Vanguard Corp †	13,066	255,048
Ameron International Corp †	10,900	1,152,893
Ampco-Pittsburgh Corp	7,200	283,536
Amrep Corp †	1,600	42,880
Apex Silver Mines Ltd * (Cayman)	54,000	1,050,300
Apogee Enterprises Inc †	34,000	881,960
AptarGroup Inc † ‡	69,400	2,628,178
Arch Chemicals Inc	20,800	975,104
Avatar Holdings Inc *	7,700	384,461
Balchem Corp	13,175	268,902
Barnes Group Inc †	42,600	1,359,792
Beacon Roofing Supply Inc * †	50,899	520,188
Bluegreen Corp * †	15,500	120,125
BlueLinx Holdings Inc †	9,300	65,472
Bowater Inc †	62,800	936,976
Brady Corp ‘A’ †	48,000	1,722,240
Brookfield Homes Corp †	11,205	207,853
Brush Engineered Materials Inc * †	20,200	1,048,178
Buckeye Technologies Inc *	30,500	461,770
Builders FirstSource Inc *	11,500	123,970
Building Materials Holding Corp †	29,200	308,936
Cabot Microelectronics Corp * †	24,000	1,026,000
Cadiz Inc * †	6,300	119,070
Cal Dive International Inc * †	13,800	207,000
Calgon Carbon Corp * †	48,900	682,644
Cambrex Corp †	28,500	310,365
Century Aluminum Co * †	31,310	1,648,472
Ceradyne Inc *	26,975	2,043,086
CF Industries Holdings Inc ‡	57,200	4,342,052
Chesapeake Corp †	19,800	167,508
CIRCOR International Inc †	13,100	594,871
CLARCOR Inc †	50,900	1,741,289
Claymont Steel Holdings Inc *	11,800	238,950
Clean Harbors Inc *	18,500	823,620
Coeur d’Alene Mines Corp * †	304,800	1,155,192
Comfort Systems USA Inc	40,700	577,940
Compass Minerals International Inc	31,900	1,085,876
CompX International Inc	800	15,664
Consolidated-Tomoka Land Co †	5,700	383,097
Deltic Timber Corp †	10,400	591,968
Drew Industries Inc *	15,300	622,404
Dycom Industries Inc * †	40,500	1,240,515
Dynamic Materials Corp	13,300	636,937
EMCOR Group Inc *	65,800	2,063,488
Encore Wire Corp	27,250	684,792
Energy Conversion Devices Inc * †	39,500	897,440
EnerSys * †	29,400	522,438
ENGlobal Corp *	25,000	285,250
Ennis Inc	22,100	487,084
Exide Technologies * †	50,300	326,950
Ferro Corp	49,400	987,012
Georgia Gulf Corp †	40,200	558,780
Gibraltar Industries Inc	20,899	386,632
Glatfelter	45,500	675,220
Goodman Global Inc * †	32,600	778,488
GrafTech International Ltd * †	98,600	1,759,024
Granite Construction Inc	35,750	1,895,465
Graphic Packaging Corp * †	57,400	259,448
Greif Inc ‘A’	32,000	1,941,760
Griffon Corp * †	36,670	553,717
Grubb & Ellis Co *	25,100	233,430
H.B. Fuller Co †	59,700	1,771,896
Haynes International Inc *	10,600	904,922
Hecla Mining Co * †	132,300	1,184,085
Hercules Inc	125,700	2,642,214
Hexcel Corp * †	91,800	2,084,778
Hilltop Holdings Inc REIT * †	47,123	553,219
Idaho General Mines Inc *	65,700	436,248
InnerWorkings Inc *	31,600	544,468
Innophos Holdings Inc †	12,700	193,548
Innospec Inc	22,600	514,828
Insituform Technologies Inc ‘A’ * †	32,800	499,544
Insteel Industries Inc †	18,200	279,370
Integrated Electrical Services Inc * †	16,600	425,126
Interface Inc ‘A’	61,900	1,117,295
Interline Brands Inc * †	24,600	565,554
Kaiser Aluminum Corp	13,900	980,923
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Kaydon Corp †	31,100	$1,616,889
Koppers Holdings Inc †	14,700	567,567
Kronos Worldwide Inc	4,604	86,924
Landec Corp *	13,000	200,980
Layne Christensen Co * †	16,900	937,612
LB Foster Co ‘A’ *	14,400	625,824
LSB Industries Inc * †	17,200	406,780
LSI Industries Inc	26,100	535,572
Medis Technologies Ltd * †	22,693	295,009
Mercer International Inc * †	21,800	206,010
Metal Management Inc	25,400	1,376,680
MGP Ingredients Inc	16,100	165,347
Michael Baker Corp *	10,500	514,605
Minerals Technologies Inc	21,400	1,433,800
Mobile Mini Inc * †	40,800	985,728
Mueller Industries Inc †	36,800	1,329,952
Mueller Water Products Inc ‘A’ †	122,720	1,520,501
Multi-Color Corp	2,850	65,037
Myers Industries Inc	27,779	550,580
NCI Building Systems Inc * †	23,200	1,002,472
Neenah Paper Inc	14,687	485,993
NewMarket Corp †	15,300	755,514
NL Industries Inc †	7,100	80,443
Northwest Pipe Co *	13,300	503,006
NuCO2 Inc * †	14,800	380,952
Olin Corp	73,248	1,639,290
Olympic Steel Inc †	8,700	236,292
OM Group Inc *	29,600	1,563,176
Perini Corp *	25,800	1,442,994
PGT Inc *	2,600	20,618
PolyOne Corp * †	88,900	664,083
Quanex Corp †	36,849	1,731,166
RBC Bearings Inc *	24,900	954,915
Rock-Tenn Co ‘A’ †	32,300	933,470
Rockwood Holdings Inc *	36,800	1,318,544
Rogers Corp * †	17,500	720,825
Royal Gold Inc †	27,200	890,800
RTI International Metals Inc *	22,900	1,815,054
Ryerson Inc †	29,022	979,202
Schnitzer Steel Industries Inc ‘A’ †	24,450	1,791,940
Senomyx Inc * †	37,800	463,050
ShengdaTech Inc * †	27,300	164,619
Silgan Holdings Inc	26,400	1,419,000
Simpson Manufacturing Co Inc †	34,100	1,086,085
Spartech Corp	29,200	498,152
Stepan Co	4,300	132,913
Stillwater Mining Co * †	38,910	400,384
Stratus Properties Inc *	300	10,599
Superior Essex Inc *	18,600	693,408
Symyx Technologies Inc * †	43,400	377,146
Tejon Ranch Co * †	8,950	370,530
Terra Industries Inc * †	92,200	2,882,172
Texas Industries Inc †	27,110	2,128,135
The Andersons Inc †	18,400	883,568
The Lamson & Sessions Co * †	12,900	347,784
The Standard Register Co †	14,200	180,482
Thomas Properties Group Inc	32,600	391,200
Tredegar Corp †	30,300	522,675
Trex Co Inc * †	17,400	193,488
Trimas Corp *	2,600	34,502
Tronox Inc ‘A’	20,000	186,000
Tronox Inc ‘B’	15,300	138,159
U.S. Concrete Inc * †	33,800	222,742
UAP Holding Corp †	51,100	1,602,496
Universal Forest Products Inc	20,100	600,990
Universal Stainless & Alloy *	9,300	370,047
Uranium Resources Inc * †	61,400	576,546
US Gold Corp *	52,700	330,429
USEC Inc *	91,100	933,775
Valhi Inc †	6,700	159,125
Valmont Industries Inc †	18,500	1,569,725
W.R. Grace & Co * †	69,600	1,869,456
Washington Group International Inc * †	29,000	2,546,490
Watsco Inc †	22,700	1,053,961
Wausau Paper Corp	44,100	491,715
WD-40 Co †	22,500	768,150
Wheeling-Pittsburgh Corp * †	8,400	162,120
Worthington Industries Inc	76,300	1,797,628
Xerium Technologies Inc	6,700	36,180
Zoltek Cos Inc *	24,300	1,060,209

		134,736,342

Multi-Industry - 0.62%

Chemed Corp †	25,200	1,566,432
Compass Diversified Holdings †	26,300	422,378
Energy Infrastructure Acquisition Corp *	36,300	356,829
Freedom Acquisition Holding Inc * †	66,543	748,609
GenCorp Inc * †	63,800	763,048
GenTek Inc *	8,600	258,688
Information Services Group Inc *	21,000	160,650
Kaman Corp	29,200	1,009,152
Lancaster Colony Corp	26,700	1,019,139
Marathon Acquisition Corp *	30,400	239,856
NTR Acquisition Co *	14,800	140,304
Raven Industries Inc	15,700	628,785
Sequa Corp ‘A’ *	6,400	1,060,992
Star Maritime Acquisition Corp * †	23,900	334,839
Walter Industries Inc †	48,900	1,315,410

		10,025,111

Producer Durables - 6.25%

A.O. Smith Corp †	24,400	1,070,672
ACCO Brands Corp * †	48,400	1,086,096
Actuant Corp ‘A’ †	29,800	1,936,106
Advanced Energy Industries Inc * †	35,600	537,560
Aerovironment Inc *	2,400	55,224
Altra Holdings Inc *	3,700	61,679
American Ecology Corp	16,100	341,159
American Superconductor Corp * †	34,500	706,560
Andrew Corp *	154,600	2,141,210
Applied Industrial Technologies Inc	42,774	1,318,722
Argon ST Inc *	18,900	374,220
ARRIS Group Inc * †	108,300	1,337,505
Astec Industries Inc * †	17,700	1,016,865
ASV Inc * †	20,200	283,406
Asyst Technologies Inc *	48,900	258,681
ATMI Inc * †	34,300	1,020,425
Audiovox Corp ‘A’ *	16,800	172,872
Axcelis Technologies Inc * †	100,900	515,599
AZZ Inc *	10,200	356,592
Badger Meter Inc †	14,100	451,905
Baldor Electric Co †	43,540	1,739,423
Beazer Homes USA Inc †	41,600	343,200
Belden Inc † ‡	44,775	2,100,395
Blount International Inc * †	46,600	529,376
Briggs & Stratton Corp †	49,100	1,236,338
Brooks Automation Inc * †	75,252	1,071,588
Bucyrus International Inc ‘A’ † ‡	36,424	2,656,402
Cascade Corp †	12,800	834,176
C-COR Inc *	49,200	565,308
Champion Enterprises Inc *	76,200	836,676
Chart Industries Inc *	17,700	569,232
Cognex Corp †	46,900	832,944
Cohu Inc †	22,600	423,750
Columbus McKinnon Corp * †	22,300	555,047
Credence Systems Corp *	90,340	279,151
CTS Corp	32,500	419,250
Curtiss-Wright Corp †	42,200	2,004,500
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Cymer Inc * †	35,800	$1,374,362
Darling International Inc *	80,300	794,167
Dionex Corp *	18,900	1,501,794
Electro Scientific Industries Inc *	35,211	843,656
EnPro Industries Inc * †	19,000	771,400
Entegris Inc *	131,293	1,139,623
ESCO Technologies Inc *	30,300	1,007,172
Esterline Technologies Corp * †	23,100	1,317,855
FARO Technologies Inc *	11,400	503,310
Federal Signal Corp	47,600	731,136
FEI Co * †	32,600	1,024,618
Flow International Corp *	28,100	247,842
Franklin Electric Co Inc †	22,800	937,308
Fuel Tech Inc * †	20,900	461,681
Gehl Co * †	13,000	290,290
Genlyte Group Inc * †	31,000	1,992,060
Hardinge Inc	10,700	372,681
Headwaters Inc * †	39,400	586,272
Heico Corp	25,400	1,253,744
Herman Miller Inc †	69,700	1,891,658
Hovnanian Enterprises Inc ‘A’ * †	37,200	412,548
Hurco Cos Inc *	3,600	194,616
Intevac Inc *	25,200	383,040
Itron Inc * †	32,340	3,009,884
Kadant Inc * †	17,620	493,360
Kimball International Inc ‘B’	24,500	278,810
Knoll Inc †	43,200	766,368
Kulicke & Soffa Industries Inc * †	70,700	599,536
L-1 Identity Solutions Inc * †	62,187	1,172,225
Ladish Co Inc * †	17,400	965,352
Lindsay Corp	15,500	678,590
Littelfuse Inc * †	26,200	935,078
LTX Corp *	75,800	270,606
M/I Homes Inc	15,800	219,462
MasTec Inc *	36,300	510,741
Mattson Technology Inc * †	52,300	452,395
Measurement Specialties Inc * †	10,900	304,110
Meritage Homes Corp * †	26,000	367,120
Mine Safety Appliances Co	27,959	1,317,148
MKS Instruments Inc * †	57,600	1,095,552
Moog Inc ‘A’ * †	37,662	1,654,868
MTC Technologies Inc *	8,000	154,480
MTS Systems Corp	17,600	732,160
NACCO Industries Inc ‘A’	5,000	517,400
Nordson Corp	37,600	1,887,896
OpNext Inc *	14,600	169,360
Orbital Sciences Corp * †	58,900	1,309,936
OYO Geospace Corp *	3,900	361,569
Palm Harbor Homes Inc * †	9,700	121,056
Park-Ohio Holdings Corp *	12,800	332,160
Photronics Inc *	39,800	454,118
Plantronics Inc †	47,300	1,350,415
Polycom Inc * †	98,400	2,643,024
Powell Industries Inc *	8,000	303,120
Power-One Inc * †	69,700	355,470
Powerwave Technologies Inc * †	129,400	797,104
Preformed Line Products Co	5,000	260,100
Raser Technologies Inc * †	22,500	290,025
Regal-Beloit Corp †	31,700	1,518,113
Robbins & Myers Inc	14,000	802,060
Rofin-Sinar Technologies Inc *	15,400	1,081,234
Rudolph Technologies Inc * †	22,322	308,720
Semitool Inc * †	22,000	213,400
Skyline Corp	9,100	273,728
Sonic Solutions *	30,800	322,476
Standard Pacific Corp †	59,900	328,851
Standex International Corp	12,300	254,364
Sun Hydraulics Corp	14,550	462,690
Symmetricom Inc * †	46,100	216,670
TAL International Group Inc †	11,900	298,333
Taser International Inc * †	70,100	1,099,869
Team Inc *	14,400	394,272
Technitrol Inc	38,600	1,040,270
Tecumseh Products Co ‘A’ *	22,000	423,500
Teledyne Technologies Inc *	38,100	2,034,159
Tennant Co †	16,700	813,290
The Gorman-Rupp Co †	8,900	295,124
The Middleby Corp *	13,600	877,744
TransDigm Group Inc * †	10,900	498,239
Triumph Group Inc †	17,200	1,405,412
TurboChef Technologies Inc *	27,900	368,280
Twin Disc Inc	5,500	320,100
Ultra Clean Holdings Inc *	11,700	171,990
Ultratech Inc *	31,600	437,976
United Industrial Corp †	10,700	805,282
Varian Semiconductor Equipment Associates Inc * λ	1	27
Veeco Instruments Inc * †	39,000	755,820
Vicor Corp †	14,700	178,164
Watts Water Technologies Inc ‘A’ †	29,900	917,930
WCI Communities Inc * †	30,900	185,091
Woodward Governor Co †	30,400	1,896,960
X-Rite Inc	27,300	394,212
Zygo Corp *	13,100	170,693

		100,768,288

Technology - 12.09%

3Com Corp *	390,900	1,931,046
3D Systems Corp * †	13,600	321,232
Acacia Research-Acacia Technologies Corp * †	25,500	374,340
ACI Worldwide Inc *	41,900	936,465
Acme Packet Inc * †	13,300	205,086
Actel Corp *	25,900	277,907
Actuate Corp *	45,700	294,765
Adaptec Inc *	117,500	448,850
ADTRAN Inc	65,800	1,515,374
Advanced Analogic Technologies Inc *	42,300	450,072
Agilysys Inc	36,000	608,400
American Reprographics Co * †	25,000	468,000
American Science & Engineering Inc	9,100	570,206
AMIS Holdings Inc *	81,200	788,452
Amkor Technology Inc *	101,900	1,173,888
ANADIGICS Inc * †	58,900	1,064,912
Anaren Inc *	23,900	336,990
Anixter International Inc * †	33,300	2,745,585
Ansoft Corp * †	14,300	471,614
ANSYS Inc * †	85,400	2,918,118
Applied Micro Circuits Corp * †	322,400	1,018,784
Ariba Inc * †	77,837	839,083
Arrowhead Research Corp * †	50,300	254,015
Art Technology Group Inc *	99,600	300,792
Aruba Networks Inc * †	3,500	70,000
AsiaInfo Holdings Inc *	21,600	195,696
Aspen Technology Inc * †	85,990	1,231,377
Atheros Communications Inc * †	54,900	1,645,353
Avanex Corp *	151,000	247,640
Avid Technology Inc * †	44,500	1,205,060
Avocent Corp * †	55,100	1,604,512
BearingPoint Inc * †	200,200	810,810
Bel Fuse Inc ‘B’	9,100	315,406
Benchmark Electronics Inc * †	67,600	1,613,612
BigBand Networks Inc *	5,600	35,840
Black Box Corp	21,300	910,788
Blackbaud Inc	43,656	1,101,877
Blackboard Inc * †	32,150	1,473,756
Blue Coat Systems Inc *	15,100	1,189,276
Borland Software Corp * †	95,100	413,685
Bottomline Technologies Inc DE *	21,500	269,395
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
CACI International Inc ‘A’ * †	34,100	$1,742,169
Cavium Networks Inc *	2,500	81,250
Cbeyond Inc *	19,700	803,563
Checkpoint Systems Inc * †	39,200	1,034,488
Chordiant Software Inc * †	39,740	550,796
CIBER Inc *	53,900	420,959
Cirrus Logic Inc *	86,200	551,680
Cogent Communications Group Inc * †	47,800	1,115,652
Cogent Inc *	38,300	600,544
Coherent Inc * †	37,300	1,196,584
Coleman Cable Inc *	12,100	167,464
CommVault Systems Inc *	29,900	553,748
COMSYS IT Partners Inc * †	17,400	292,494
Comtech Group Inc *	19,500	355,095
Comtech Telecommunications Corp * †	26,050	1,393,414
Comverge Inc * †	5,600	184,016
Concur Technologies Inc * †	37,500	1,182,000
Conexant Systems Inc * †	479,000	574,800
CPI International Inc *	2,100	39,921
Cray Inc *	19,000	136,800
CSG Systems International Inc * †	49,000	1,041,250
Cubic Corp †	11,492	484,618
CycleLogic Inc *	18	—
Daktronics Inc †	37,300	1,015,306
DealerTrack Holdings Inc * †	30,300	1,268,964
Digi International Inc *	18,400	262,016
Digital River Inc * †	44,300	1,982,425
Diodes Inc *	29,625	950,962
Ditech Networks Inc *	29,100	153,357
DivX Inc *	16,400	243,868
Double-Take Software Inc *	8,300	158,613
DSP Group Inc *	35,500	561,965
Eagle Test Systems Inc * †	3,100	39,742
Echelon Corp *	33,900	847,839
EDO Corp	21,600	1,209,816
Electronics for Imaging Inc * †	63,600	1,708,296
EMS Technologies Inc *	15,200	372,856
Emulex Corp * †	82,200	1,575,774
Epicor Software Corp * †	57,700	794,529
EPIQ Systems Inc *	33,725	634,704
Equinix Inc * †	33,200	2,944,508
Exar Corp * †	39,700	518,482
Excel Technology Inc *	14,400	359,280
Extreme Networks Inc * †	117,600	451,584
FalconStor Software Inc * †	42,800	515,740
Finisar Corp *	246,800	691,040
FLIR Systems Inc * †	70,900	3,927,151
FormFactor Inc * †	49,300	2,187,441
Foundry Networks Inc *	155,000	2,754,350
Gartner Inc * †	68,460	1,674,532
Gateway Inc * †	304,300	572,084
Genesis Microchip Inc *	45,500	356,720
GeoEye Inc *	14,900	383,675
Gerber Scientific Inc *	16,410	178,048
Harmonic Inc * †	90,800	963,388
Harris Stratex Networks Inc ‘A’ *	20,975	366,433
Hittite Microwave Corp *	13,200	582,780
Hughes Communications Inc *	3,500	181,475
Hutchinson Technology Inc * †	31,600	777,360
i2 Technologies Inc * †	14,025	213,881
iGate Corp *	14,400	123,408
IHS Inc ‘A’ *	29,000	1,638,210
II-VI Inc * †	23,500	811,455
Imation Corp †	38,300	939,499
Imergent Inc †	12,000	269,160
Immersion Corp *	34,000	556,920
Informatica Corp * †	95,100	1,493,070
Innovative Solutions & Support Inc * †	15,750	298,778
InPhonic Inc * †	28,000	77,000
Integral Systems Inc	6,303	135,451
Interactive Intelligence Inc *	8,500	161,500
InterDigital Inc *	51,700	1,074,326
Intermec Inc * †	56,600	1,478,392
Internet Capital Group Inc * †	32,800	393,600
Intervoice Inc * †	51,800	486,402
Interwoven Inc * †	43,275	615,803
ION Geophysical Corp *	66,600	921,078
Ionatron Inc * †	35,400	121,422
IPG Photonics Corp *	6,400	125,824
iRobot Corp * †	9,900	196,812
Isilon Systems Inc *	2,500	19,250
Ixia *	34,700	302,584
IXYS Corp * †	20,400	212,772
j2 Global Communications Inc *	49,000	1,603,770
JDA Software Group Inc *	32,400	669,384
KEMET Corp * †	77,300	568,155
Kenexa Corp * †	28,000	861,840
Keynote Systems Inc *	7,800	107,094
Lattice Semiconductor Corp * †	136,700	613,783
Lawson Software Inc *	146,900	1,470,469
Lionbridge Technologies Inc *	60,100	239,799
LivePerson Inc *	52,900	325,864
Loral Space & Communications Inc * †	9,500	377,625
Macrovision Corp * †	58,200	1,433,466
Magma Design Automation Inc *	38,900	547,323
Manhattan Associates Inc *	29,300	803,113
ManTech International Corp ‘A’ *	15,200	546,896
Mentor Graphics Corp * †	95,200	1,437,520
Mercury Computer Systems Inc *	34,000	349,520
Methode Electronics Inc	44,400	668,220
Micrel Inc	67,300	726,840
Micros Systems Inc * †	44,200	2,876,094
Microsemi Corp * †	82,300	2,294,524
MicroStrategy Inc ‘A’ * †	10,735	851,715
Microtune Inc * †	53,200	320,264
MIPS Technologies Inc * †	43,100	340,490
Monolithic Power Systems Inc * †	17,200	436,880
MRV Communications Inc * †	125,100	310,248
MSC.Software Corp *	35,100	478,062
Multi-Fineline Electronix Inc *	5,100	75,633
Ness Technologies Inc *	33,900	370,188
NETGEAR Inc * †	37,600	1,143,792
Netlogic Microsystems Inc * †	19,200	693,312
Network Equipment Technologies Inc *	16,000	232,000
Newport Corp * †	43,600	664,028
NextWave Wireless Inc *	14,900	85,228
Novatel Wireless Inc * †	34,500	781,425
Nuance Communications Inc * †	130,856	2,526,829
Omniture Inc *	33,000	1,000,560
OmniVision Technologies Inc * †	61,300	1,393,349
ON Semiconductor Corp * †	237,700	2,985,512
On2 Technologies Inc * †	147,500	171,100
OpenTV Corp ‘A’ * (United Kingdom)	44,800	66,304
Openwave Systems Inc †	88,699	388,502
Oplink Communications Inc *	24,385	333,099
Optium Corp * †	5,300	55,014
OSI Systems Inc * †	15,600	351,156
Packeteer Inc *	45,000	342,000
Palm Inc * †	111,254	1,810,103
Parametric Technology Corp *	125,220	2,181,332
Park Electrochemical Corp	24,250	814,315
PDF Solutions Inc *	15,400	152,152
Pegasystems Inc	4,500	53,550
Pericom Semiconductor Corp *	25,700	301,204
Perot Systems Corp ‘A’ * †	82,100	1,388,311
Plexus Corp * †	50,700	1,389,180
PLX Technology Inc *	20,900	225,720
PMC-Sierra Inc * †	230,000	1,929,700
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Progress Software Corp * †	43,900	$1,330,170
QAD Inc	7,900	68,414
Quantum Corp *	170,900	581,060
Quest Software Inc *	78,700	1,350,492
Rackable Systems Inc *	37,800	490,266
Radiant Systems Inc *	26,100	413,163
RadiSys Corp * †	28,850	359,182
RealNetworks Inc * †	101,500	688,170
RF Micro Devices Inc * †	207,000	1,393,110
RightNow Technologies Inc * †	17,900	288,011
Rimage Corp *	9,200	206,448
Safeguard Scientifics Inc *	97,700	223,733
SAIC Inc *	97,350	1,868,146
Sapient Corp *	93,800	629,398
SAVVIS Inc * †	27,320	1,059,470
ScanSource Inc * †	23,700	666,207
SeaChange International Inc *	16,200	112,104
Secure Computing Corp * †	46,350	450,986
Semtech Corp * †	82,400	1,687,552
SI International Inc * †	17,000	485,690
Sigma Designs Inc *	22,700	1,095,048
Silicon Graphics Inc *	2,500	49,375
Silicon Image Inc * †	97,600	502,640
Silicon Storage Technology Inc *	90,200	290,444
Sirenza Microdevices Inc * †	37,900	655,291
SiRF Technology Holdings Inc * †	52,600	1,123,010
Skyworks Solutions Inc * †	158,800	1,435,552
SMART Modular Technologies Inc * (Cayman)	43,300	309,595
Smith Micro Software Inc * †	29,400	472,164
Solera Holdings Inc *	20,300	365,197
SonicWALL Inc *	54,400	474,912
Sonus Networks Inc * †	250,800	1,529,880
SourceForge Inc * †	92,000	225,400
Spansion Inc ‘A’ * †	81,300	686,985
SPSS Inc * †	18,300	752,862
SRA International Inc ‘A’ *	36,400	1,022,112
Standard Microsystems Corp * †	26,900	1,033,498
Stanley Inc *	1,400	38,570
STEC Inc *	20,400	155,652
Stratasys Inc *	24,800	683,488
Supertex Inc *	15,500	618,140
Switch & Data Facilities Co Inc *	12,700	206,883
Sybase Inc *	90,700	2,097,891
Sycamore Networks Inc * †	153,700	625,559
SYKES Enterprises Inc * †	27,200	451,792
Synaptics Inc * †	29,200	1,394,592
Synchronoss Technologies Inc *	22,000	925,320
Syniverse Holdings Inc *	19,300	306,870
SYNNEX Corp * †	10,000	205,600
Syntax-Brillian Corp * †	47,200	192,104
Syntel Inc †	9,300	386,694
Taleo Corp ‘A’ *	21,400	543,774
TechTarget Inc *	400	6,760
Techwell Inc *	7,700	81,774
Tekelec * †	66,800	808,280
Terremark Worldwide Inc *	41,840	299,993
Tessera Technologies Inc *	45,300	1,698,750
The TriZetto Group Inc *	52,400	917,524
The Ultimate Software Group Inc * †	29,500	1,029,550
TIBCO Software Inc *	223,300	1,650,187
Trident Microsystems Inc * †	64,300	1,021,727
TriQuint Semiconductor Inc *	138,204	678,582
TTM Technologies Inc * †	50,900	588,913
Tyler Technologies Inc * †	38,700	516,645
Unica Corp *	3,300	37,059
Universal Display Corp *	30,900	547,548
UTStarcom Inc * †	109,600	401,136
Varian Inc *	33,300	2,118,213
VASCO Data Security International Inc * †	30,600	1,080,486
ViaSat Inc *	20,900	644,347
Vignette Corp *	36,100	724,527
Visual Sciences Inc *	20,300	293,132
Vocus Inc *	17,100	500,004
Volterra Semiconductor Corp * †	21,100	259,108
Vonage Holdings Corp * †	56,400	58,092
Websense Inc *	44,700	881,931
Wind River Systems Inc *	74,100	872,157
Zoran Corp * †	49,206	993,961

		195,067,672

Utilities - 3.64%

Alaska Communications Systems Group Inc †	54,500	787,525
ALLETE Inc †	29,400	1,315,944
American States Water Co †	21,350	832,650
Aquila Inc *	355,300	1,424,753
Atlantic Tele-Network Inc	4,685	170,300
Avista Corp †	59,500	1,210,825
Black Hills Corp †	37,400	1,534,148
California Water Service Group †	19,400	746,706
Centennial Communications Corp *	18,200	184,184
Central Vermont Public Service Corp †	6,700	244,818
CH Energy Group Inc †	15,700	750,460
Cincinnati Bell Inc *	268,900	1,328,366
Cleco Corp †	63,700	1,609,699
Consolidated Communications Holdings Inc †	16,900	331,409
Consolidated Water Co Ltd (Cayman)	13,900	417,278
Dobson Communications Corp ‘A’ * †	155,500	1,988,845
El Paso Electric Co *	51,800	1,198,134
EnergySouth Inc †	6,600	332,772
FairPoint Communications Inc †	31,800	599,748
FiberTower Corp * †	127,800	490,752
General Communication Inc ‘A’ * †	62,000	752,680
Global Crossing Ltd * (Bermuda)	29,800	628,184
Globalstar Inc * †	10,400	76,232
Golden Telecom Inc †	18,000	1,448,820
Ibasis Inc *	22,700	244,025
ICO Global Communications Holdings Ltd *	128,200	446,136
IDACORP Inc †	43,700	1,430,738
IDT Corp ‘B’ †	40,700	340,659
Iowa Telecommunications Services Inc	38,300	760,255
iPCS Inc †	21,000	722,190
ITC Holdings Corp	39,800	1,972,090
Knology Inc *	20,100	336,273
Mediacom Communications Corp ‘A’ * †	68,500	482,925
MGE Energy Inc	17,300	578,512
New Jersey Resources Corp †	30,800	1,527,372
Nicor Inc †	49,200	2,110,680
North Pittsburgh Systems Inc †	21,500	510,840
Northwest Natural Gas Co	30,200	1,380,140
NorthWestern Corp	41,500	1,127,555
NTELOS Holdings Corp	23,000	677,580
Orbcomm Inc *	19,900	149,847
Otter Tail Corp	26,700	951,855
PAETEC Holding Corp *	69,760	869,907
Piedmont Natural Gas Co Inc †	78,800	1,977,092
Pike Electric Corp *	12,600	236,376
PNM Resources Inc †	76,200	1,773,936
Portland General Electric Co	36,700	1,020,260
Premiere Global Services Inc *	70,300	889,295
RCN Corp * †	30,300	372,690
Rural Cellular Corp ‘A’ *	12,000	522,000
SEMCO Energy Inc *	15,900	125,451
Shenandoah Telecommunications Co †	14,400	313,344
SJW Corp †	12,100	413,094
South Jersey Industries Inc †	33,700	1,172,760
Southwest Gas Corp	38,100	1,077,849
Southwest Water Co	34,256	432,653
SureWest Communications †	11,100	277,611
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
The Empire District Electric Co	30,200	$682,218
The Laclede Group Inc	20,000	645,600
Time Warner Telecom Inc ‘A’ * †	152,210	3,344,054
UIL Holdings Corp	29,766	937,629
UniSource Energy Corp †	39,600	1,183,644
USA Mobility Inc * †	25,513	430,404
Westar Energy Inc †	89,700	2,203,032
WGL Holdings Inc †	47,600	1,613,164

		58,668,967

Total Common Stocks (Cost $1,270,072,370)		1,390,439,553

	Principal
	Amount
SHORT-TERM INVESTMENT - 13.75%

Time Deposit - 13.75%

State Street Bank 3.850% due 10/01/07	$221,831,000	221,831,000

Total Short-Term Investment (Cost $221,831,000)		221,831,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.93% (Cost $1,491,903,370)		1,612,270,553

	Shares
SECURITIES LENDING COLLATERAL - 31.24%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $503,984,047)	503,984,047	503,984,047

TOTAL INVESTMENTS - 131.17% (Cost $1,995,887,417)		2,116,254,600

OTHER ASSETS & LIABILITIES, NET - (31.17%)		(502,864,696)

NET ASSETS - 100.00%		$1,613,389,904

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $19,115,834 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 (12/07)	545	$214,385,600	$7,209,302

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.89%

Autos & Transportation - 2.02%

FedEx Corp †	85,800	$8,987,550
United Parcel Service Inc ‘B’	248,700	18,677,370
WABCO Holdings Inc	86,633	4,050,093

		31,715,013

Consumer Discretionary - 12.33%

Avon Products Inc	182,200	6,837,966
Bare Escentuals Inc * †	193,900	4,822,293
Best Buy Co Inc †	114,100	5,250,882
Citadel Broadcasting Corp	7,579	31,529
Coach Inc *	136,100	6,433,447
Costco Wholesale Corp	113,500	6,965,495
eBay Inc *	120,800	4,713,616
Getty Images Inc *	16,300	453,792
Google Inc ‘A’ *	45,600	25,867,512
Hanesbrands Inc * †	386,212	10,837,109
IAC/InterActiveCorp * †	94,599	2,806,752
Jarden Corp * †	213,800	6,614,972
Las Vegas Sands Corp * †	120,800	16,117,136
Leggett & Platt Inc	231,500	4,435,540
Lowe’s Cos Inc	571,600	16,016,232
McDonald’s Corp	190,500	10,376,535
Omnicom Group Inc	149,200	7,175,028
Starwood Hotels & Resorts Worldwide Inc	54,300	3,298,725
Target Corp	352,300	22,395,711
The Cheesecake Factory Inc *	19,100	448,277
The Estee Lauder Cos Inc ‘A’	21,900	929,874
The Walt Disney Co	98,700	3,394,293
Time Warner Cable Inc ‘A’ *	166,300	5,454,640
Time Warner Inc	482,550	8,859,618
Urban Outfitters Inc *	435,700	9,498,260
Yahoo! Inc *	141,000	3,784,440

		193,819,674

Consumer Staples - 6.46%

Altria Group Inc	185,500	12,897,815
Campbell Soup Co	145,100	5,368,700
Kraft Foods Inc ‘A’	412,356	14,230,405
PepsiCo Inc	488,000	35,750,880
Sara Lee Corp	1,209,900	20,193,231
The Coca-Cola Co	154,400	8,873,368
The Pepsi Bottling Group Inc	111,800	4,155,606

		101,470,005

Energy - 4.48%

Arch Coal Inc	127,800	4,311,972
Baker Hughes Inc †	93,600	8,458,632
BJ Services Co †	352,600	9,361,530
EOG Resources Inc	121,300	8,773,629
Schlumberger Ltd (Netherlands)	149,300	15,676,500
The Williams Cos Inc	120,200	4,094,012
Transocean Inc * (Cayman)	66,700	7,540,435
Weatherford International Ltd * (Bermuda)	182,600	12,267,068

		70,483,778

Financial Services - 18.45%

Aflac Inc	211,800	12,081,072
Ambac Financial Group Inc †	79,600	5,007,636
American Capital Strategies Ltd †	255,400	10,913,242
American International Group Inc	241,650	16,347,622
AmeriCredit Corp * †	580,200	10,199,916
Capital One Financial Corp	152,600	10,137,218
Commerce Bancorp Inc †	127,800	4,956,084
Douglas Emmett Inc REIT	167,500	4,142,275
General Growth Properties Inc REIT	89,730	4,811,323
Host Hotels & Resorts Inc REIT †	33,242	745,950
Hudson City Bancorp Inc †	218,200	3,355,916
IndyMac Bancorp Inc †	57,200	1,350,492
JPMorgan Chase & Co	424,224	19,437,944
Lehman Brothers Holdings Inc	124,200	7,666,866
Marsh & McLennan Cos Inc †	113,300	2,889,150
Paychex Inc	139,800	5,731,800
RenaissanceRe Holdings Ltd (Bermuda)	89,700	5,867,277
SLM Corp †	808,700	40,168,129
SunTrust Banks Inc †	135,000	10,215,450
The Goldman Sachs Group Inc	145,700	31,579,018
The Progressive Corp †	272,300	5,285,343
Wachovia Corp	758,338	38,030,651
Washington Mutual Inc †	498,000	17,584,380
Wells Fargo & Co	440,500	15,690,610
XL Capital Ltd ‘A’ † (Cayman)	74,000	5,860,800

		290,056,164

Health Care - 13.00%

Allergan Inc	449,380	28,971,529
AstraZeneca PLC ADR (United Kingdom)	830,200	41,568,114
Baxter International Inc	253,100	14,244,468
Cerner Corp * †	112,700	6,740,587
DaVita Inc *	174,200	11,005,956
Forest Laboratories Inc *	948,600	35,373,294
Genentech Inc *	160,600	12,530,012
ImClone Systems Inc *	171,900	7,106,346
Kyphon Inc * †	12,300	861,000
Medtronic Inc †	135,600	7,649,196
Millennium Pharmaceuticals Inc * †	750,400	7,616,560
Sepracor Inc *	147,300	4,050,750
Teva Pharmaceutical Industries Ltd ADR (Israel)	192,599	8,564,877
Thermo Fisher Scientific Inc *	57,700	3,330,444
UnitedHealth Group Inc	304,180	14,731,437

		204,344,570

Integrated Oils - 4.19%

Chevron Corp	124,490	11,649,774
ConocoPhillips	159,000	13,955,430
Exxon Mobil Corp	195,100	18,058,456
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	205,900	16,920,862
Royal Dutch Shell PLC ‘B’ ADR (United Kingdom)	63,615	5,222,792

		65,807,314

Materials & Processing - 4.17%

Alcoa Inc	65,000	2,542,800
American Standard Cos Inc	227,400	8,099,988
Barrick Gold Corp (Canada)	149,500	6,021,860
Energizer Holdings Inc *	47,200	5,232,120
Fluor Corp	146,700	21,121,866
Nucor Corp	75,400	4,484,038
Owens Corning Inc * †	130,800	3,276,540
Potash Corp of Saskatchewan Inc (Canada)	139,200	14,713,440

		65,492,652

Multi-Industry - 5.07%

Fortune Brands Inc	85,300	6,951,097
General Electric Co	1,507,000	62,389,800
Johnson Controls Inc	62,000	7,322,820
Tyco International Ltd (Bermuda)	67,350	2,986,299

		79,650,016

Producer Durables - 6.39%

Agilent Technologies Inc *	114,900	4,237,512
Alliant Techsystems Inc * †	4,600	502,780
American Tower Corp ‘A’ *	471,100	20,511,694
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Caterpillar Inc	87,500	$6,862,625
Cooper Industries Ltd ‘A’ (Bermuda)	72,600	3,709,134
Danaher Corp †	207,000	17,120,970
Illinois Tool Works Inc	381,100	22,728,804
Parker-Hannifin Corp	40,400	4,517,932
Polycom Inc *	212,000	5,694,320
The Boeing Co	48,100	5,050,019
United Technologies Corp	117,400	9,448,352

		100,384,142

Technology - 15.74%

Affiliated Computer Services Inc ‘A’ *	194,500	9,771,680
Brocade Communications Systems Inc *	1,192,900	10,211,224
Cisco Systems Inc *	1,112,400	36,831,564
Cognizant Technology Solutions Corp ‘A’ *	58,900	4,698,453
Dell Inc *	727,200	20,070,720
Flextronics International Ltd * † (Singapore)	2,017,600	22,556,768
Jabil Circuit Inc †	528,600	12,073,224
Microsoft Corp	1,190,400	35,069,184
NAVTEQ Corp *	114,600	8,935,362
Qimonda AG ADR * † (Germany)	948,900	10,722,570
QUALCOMM Inc	397,100	16,781,446
SanDisk Corp * †	55,300	3,047,030
SAP AG ADR † (Germany)	276,700	16,233,989
Seagate Technology † (Cayman)	766,900	19,617,302
Silicon Laboratories Inc * †	234,800	9,805,248
Symantec Corp *	162,000	3,139,560
VeriFone Holdings Inc * †	176,100	7,806,513

		247,371,837

Utilities - 4.59%

Allegheny Energy Inc *	83,200	4,348,032
AT&T Inc	648,700	27,446,497
CMS Energy Corp †	460,400	7,743,928
Edison International †	101,100	5,605,995
Kinder Morgan Management LLC *	131,621	6,153,282
MDU Resources Group Inc	102,000	2,839,680
Pinnacle West Capital Corp †	106,700	4,215,717
The AES Corp *	378,600	7,587,144
Time Warner Telecom Inc ‘A’ * †	281,000	6,173,570

		72,113,845

Total Common Stocks (Cost $1,301,690,919)		1,522,709,010

EXCHANGE-TRADED FUND - 1.48%

Standard & Poor’s Depository Receipts Trust 1 †	152,800	23,314,224

Total Exchange-Traded Fund (Cost $23,231,754)		23,314,224

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.26%

Time Deposit - 1.26%

State Street Bank 3.850% due 10/01/07	$19,867,000	19,867,000

Total Short-Term Investment (Cost $19,867,000)		19,867,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.63% (Cost $1,344,789,673)		1,565,890,234

	Shares
SECURITIES LENDING COLLATERAL - 14.32%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $225,144,724)	225,144,724	225,144,724

TOTAL INVESTMENTS - 113.95% (Cost $1,569,934,397)		1,791,034,958

OTHER ASSETS & LIABILITIES, NET - (13.95%)		(219,273,771)

NET ASSETS - 100.00%		$1,571,761,187

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.20%

Autos & Transportation - 2.23%

FedEx Corp	7,600	$796,100
Southwest Airlines Co †	104,500	1,546,600
United Parcel Service Inc ‘B’	61,800	4,641,180

		6,983,880

Consumer Discretionary - 25.87%

Avon Products Inc †	32,600	1,223,478
Bare Escentuals Inc * †	83,000	2,064,210
Best Buy Co Inc †	61,700	2,839,434
Coach Inc *	14,300	675,961
eBay Inc *	219,400	8,560,988
Getty Images Inc *	4,200	116,928
Google Inc ‘A’ *	31,200	17,698,824
IAC/InterActiveCorp * †	26,400	783,288
Jarden Corp * †	44,500	1,376,830
Las Vegas Sands Corp * †	89,000	11,874,380
Lowe’s Cos Inc	252,900	7,086,258
Omnicom Group Inc †	22,800	1,096,452
Starbucks Corp *	25,700	673,340
Target Corp	149,860	9,526,600
The Home Depot Inc	22,300	723,412
The Walt Disney Co	38,100	1,310,259
Time Warner Cable Inc ‘A’ * †	71,000	2,328,800
Time Warner Inc	162,810	2,989,192
Urban Outfitters Inc *	107,200	2,336,960
XM Satellite Radio Holdings Inc ‘A’ *	59,770	846,941
Yahoo! Inc * †	188,000	5,045,920

		81,178,455

Consumer Staples - 3.78%

PepsiCo Inc	131,600	9,641,016
SYSCO Corp	25,700	914,663
The Coca-Cola Co	22,700	1,304,569

		11,860,248

Energy - 4.30%

Baker Hughes Inc	23,600	2,132,732
EOG Resources Inc †	31,200	2,256,696
Schlumberger Ltd (Netherlands)	66,700	7,003,500
Weatherford International Ltd * (Bermuda)	31,300	2,102,734

		13,495,662

Financial Services - 8.47%

Aflac Inc	43,200	2,464,128
Ambac Financial Group Inc	22,900	1,440,639
American Capital Strategies Ltd †	14,500	619,585
American International Group Inc	65,100	4,404,015
AmeriCredit Corp * †	42,100	740,118
Capital One Financial Corp †	19,700	1,308,671
JPMorgan Chase & Co	15,400	705,628
Paychex Inc †	106,700	4,374,700
SLM Corp	110,400	5,483,568
The Goldman Sachs Group Inc	2,100	455,154
The Progressive Corp	28,200	547,362
Wachovia Corp †	65,200	3,269,780
Washington Mutual Inc †	21,900	773,289

		26,586,637

Health Care - 18.20%
Allergan Inc	69,000	4,448,430
Amylin Pharmaceuticals Inc * †	10,500	525,000
AstraZeneca PLC ADR (United Kingdom)	65,600	3,284,592
Baxter International Inc	89,900	5,059,572
Cerner Corp * †	76,600	4,581,446
DaVita Inc *	36,300	2,293,434
Forest Laboratories Inc * †	38,700	1,443,123
Genentech Inc *	109,200	8,519,784
ImClone Systems Inc * †	130,400	5,390,736
Kyphon Inc * †	13,200	924,000
Medtronic Inc †	116,000	6,543,560
Millennium Pharmaceuticals Inc * †	338,700	3,437,805
Sepracor Inc * †	129,200	3,553,000
Teva Pharmaceutical Industries Ltd ADR (Israel)	72,036	3,203,441
UnitedHealth Group Inc	46,800	2,266,524
Wyeth	36,300	1,617,165

		57,091,612

Materials & Processing - 1.84%

Energizer Holdings Inc * †	14,500	1,607,325
Fluor Corp †	24,800	3,570,704
Monsanto Co	6,800	583,032

		5,761,061

Multi-Industry - 2.14%

General Electric Co	162,300	6,719,220

Producer Durables - 6.55%

Agilent Technologies Inc *	24,286	895,668
American Tower Corp ‘A’ * †	19,400	844,676
Danaher Corp †	59,900	4,954,329
Illinois Tool Works Inc †	121,500	7,246,260
KLA-Tencor Corp †	56,900	3,173,882
Polycom Inc *	47,700	1,281,222
The Boeing Co	10,400	1,091,896
United Technologies Corp	13,320	1,071,993

		20,559,926

Technology - 22.18%

Affiliated Computer Services Inc ‘A’ *	46,900	2,356,256
Altera Corp †	195,600	4,710,048
Apple Inc *	4,700	721,638
Brocade Communications Systems Inc * †	665,200	5,694,112
Cisco Systems Inc *	374,030	12,384,133
Corning Inc	96,600	2,381,190
Dell Inc *	17,400	480,240
Flextronics International Ltd * (Singapore)	140,200	1,567,436
Jabil Circuit Inc †	95,500	2,181,220
Juniper Networks Inc *	51,800	1,896,398
Linear Technology Corp †	34,500	1,207,155
Maxim Integrated Products Inc †	16,800	493,080
Microsoft Corp	287,270	8,462,974
NAVTEQ Corp *	127,400	9,933,378
QUALCOMM Inc	140,710	5,946,405
SanDisk Corp * †	32,700	1,801,770
SAP AG ADR (Germany)	17,300	1,014,991
Seagate Technology † (Cayman)	33,000	844,140
Silicon Laboratories Inc *	30,400	1,269,504
VeriFone Holdings Inc * †	72,300	3,205,059
Xilinx Inc †	39,500	1,032,530

		69,583,657

Utilities - 0.64%

Time Warner Telecom Inc ‘A’ * †	92,000	2,021,240

Total Common Stocks (Cost $250,557,539)		301,841,598

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.57%

iShares Russell 1000 Growth Index Fund	80,000	$4,938,400

Total Exchange-Traded Fund (Cost $4,930,800)		4,938,400

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.19%

Time Deposit - 4.19%

State Street Bank 3.850% due 10/01/07	$13,148,000	13,148,000

Total Short-Term Investment (Cost $13,148,000)		13,148,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.96% (Cost $268,636,339)		319,927,998

	Shares
SECURITIES LENDING COLLATERAL - 27.06%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $84,899,454)	84,899,454	84,899,454

TOTAL INVESTMENTS - 129.02% (Cost $353,535,793)		404,827,452

OTHER ASSETS & LIABILITIES, NET - (29.02%)		(91,057,839)

NET ASSETS - 100.00%		$313,769,613

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.05%

American Funds Insurance Series® Growth-Income Fund - Class 1	46,350,880	$2,109,892,037

TOTAL INVESTMENTS - 100.05% (Cost $1,829,347,363)		2,109,892,037

OTHER ASSETS & LIABILITIES, NET - (0.05%)		(1,107,047)

NET ASSETS - 100.00%		$2,108,784,990

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.05%

American Funds Insurance Series® Growth Fund - Class 1	22,799,405	$1,593,906,416

TOTAL INVESTMENTS - 100.05% (Cost $1,361,558,270)		1,593,906,416

OTHER ASSETS & LIABILITIES, NET - (0.05%)		(826,137)

NET ASSETS - 100.00%		$1,593,080,279

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Funds’ webpage at http://www.pacificlife.com. American Funds and American Funds Insurance Series are registered trademarks of American Funds Distributors, Inc.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.49%

Consumer Discretionary - 17.60%

EchoStar Communications Corp ‘A’ *	988,300	$46,262,323
Kimberly-Clark Corp	811,600	57,023,016
Liberty Media Corp - Capital ‘A’ *	408,890	51,041,739
Liberty Media Corp - Interactive ‘A’ *	1,954,486	37,545,676
McDonald’s Corp	1,385,600	75,473,632
News Corp ‘B’ †	3,831,700	89,623,463
Target Corp	608,900	38,707,773
The Home Depot Inc	1,120,300	36,342,532
Time Warner Inc	3,626,800	66,588,048
Wal-Mart Stores Inc	956,400	41,746,860

		540,355,062

Consumer Staples - 4.00%

Altria Group Inc	1,279,700	88,977,541
Kraft Foods Inc ‘A’	982,978	33,922,571

		122,900,112

Energy - 1.99%

GlobalSantaFe Corp (Cayman)	801,500	60,930,030

Financial Services - 28.15%

Aflac Inc †	1,229,000	70,102,160
American Express Co	1,349,400	80,113,878
American International Group Inc	453,127	30,654,042
Bank of America Corp	1,216,400	61,148,428
Capital One Financial Corp †	840,400	55,827,772
Freddie Mac	1,016,241	59,968,381
JPMorgan Chase & Co	1,555,300	71,263,846
Loews Corp	1,637,500	79,173,125
Marsh & McLennan Cos Inc	1,531,559	39,054,754
Merrill Lynch & Co Inc	652,190	46,488,103
The Bank of New York Mellon Corp	816,652	36,047,019
The Chubb Corp	942,400	50,550,336
The Goldman Sachs Group Inc	157,200	34,071,528
The Travelers Cos Inc	980,400	49,353,336
Wachovia Corp	862,512	43,254,977
Wells Fargo & Co	1,595,800	56,842,396

		863,914,081

Health Care - 6.75%

Abbott Laboratories	900,300	48,274,086
Novartis AG ADR (Switzerland)	835,200	45,902,592
UnitedHealth Group Inc	1,042,900	50,507,647
WellPoint Inc *	791,500	62,465,180

		207,149,505

Integrated Oils - 5.66%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	485,800	39,923,044
Suncor Energy Inc (Canada)	322,214	30,549,109
Total SA ADR † (France)	1,275,700	103,369,971

		173,842,124

Materials & Processing - 4.10%

Air Products & Chemicals Inc	480,100	46,934,576
Avery Dennison Corp †	598,700	34,137,874
E.I. du Pont de Nemours & Co	904,200	44,812,152

		125,884,602

Multi-Industry - 6.01%

General Electric Co	2,704,000	111,945,600
Textron Inc	1,164,200	72,424,882

		184,370,482

Producer Durables - 4.76%

Raytheon Co	668,800	42,682,816
The Boeing Co	373,500	39,213,765
United Technologies Corp	798,000	64,223,040

		146,119,621

Technology - 6.94%

Comverse Technology Inc * †	1,378,700	27,298,260
International Business Machines Corp †	389,400	45,871,320
L-3 Communications Holdings Inc	322,700	32,960,578
Microsoft Corp	1,139,300	33,563,778
Nokia OYJ ADR (Finland)	1,935,100	73,398,343

		213,092,279

Utilities - 9.53%

AT&T Inc	2,271,751	96,117,785
Embarq Corp	1,023,801	56,923,336
Sempra Energy	1,133,600	65,884,832
SES FDR + (Luxembourg)	616,000	14,524,156
Sprint Nextel Corp	3,103,919	58,974,461

		292,424,570

Total Common Stocks (Cost $2,444,114,726)		2,930,982,468

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.16%

Repurchase Agreement - 6.16%

Merrill Lynch 4.750% due 10/01/07 (Dated 09/28/07, repurchase price of $189,181,855; collateralized by Fannie Mae (U.S. Govt Agency Issue) 4.398% due 05/16/08 and market value $192,889,140)	$189,107,000	189,107,000

Total Short-Term Investment (Cost $189,107,000)		189,107,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.65% (Cost $2,633,221,726)		3,120,089,468

	Shares
SECURITIES LENDING COLLATERAL - 3.90%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $119,769,757)	119,769,757	119,769,757

TOTAL INVESTMENTS - 105.55% (Cost $2,752,991,483)		3,239,859,225

OTHER ASSETS & LIABILITIES, NET - (5.55%)		(170,464,409)

NET ASSETS - 100.00%		$3,069,394,816

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $14,524,156, or 0.47% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.91%

Consumer Discretionary - 13.27%

Accenture Ltd ‘A’ (Bermuda)	24,430	$983,307
Activision Inc *	22,730	490,741
Amazon.com Inc *	20,210	1,882,562
Ctrip.com International Ltd ADR (Cayman)	13,446	696,503
eBay Inc *	34,740	1,355,555
Electronic Arts Inc *	14,520	812,975
Google Inc ‘A’ *	4,708	2,670,707
Netflix Inc * †	25,660	531,675
Nintendo Co Ltd + (Japan)	8,730	4,507,336
Perfect World Co Ltd ADR * (Cayman)	7,504	204,934
priceline.com Inc * †	10,440	926,550
Shutterfly Inc *	18,720	597,355
THQ Inc *	20,196	504,496
VeriSign Inc * †	33,810	1,140,749

		17,305,445

Financial Services - 1.81%

DST Systems Inc * †	14,670	1,258,833
Fiserv Inc *	21,640	1,100,610

		2,359,443

Health Care - 1.04%

Masimo Corp *	16,418	421,286
Mindray Medical International Ltd ADR (Cayman)	15,190	652,410
Quest Diagnostics Inc †	4,970	287,117

		1,360,813

Materials & Processing - 0.21%

Kaydon Corp	5,340	277,627

Producer Durables - 6.98%

American Tower Corp ‘A’ *	40,001	1,741,643
ATMI Inc *	41,240	1,226,890
Crown Castle International Corp *	30,030	1,220,119
General Cable Corp *	6,550	439,636
KLA-Tencor Corp	18,970	1,058,146
Lam Research Corp *	30,710	1,635,615
SBA Communications Corp ‘A’ * †	50,360	1,776,701

		9,098,750

Technology - 67.02%

Adobe Systems Inc *	23,536	1,027,582
Amdocs Ltd * (United Kingdom)	27,920	1,038,345
ANSYS Inc * †	25,960	887,053
Apple Inc *	28,860	4,431,164
ASML Holding NV ‘NY’ * (Netherlands)	55,310	1,817,487
Atheros Communications Inc * †	46,826	1,403,375
AU Optronics Corp ADR (Taiwan)	64,596	1,092,952
Autodesk Inc *	16,770	837,997
BEA Systems Inc *	104,873	1,454,589
Blue Coat Systems Inc *	14,370	1,131,781
BMC Software Inc *	14,270	445,652
Business Objects SA ADR * (France)	24,130	1,082,713
Cadence Design Systems Inc *	52,026	1,154,457
Cisco Systems Inc *	28,970	959,197
Citrix Systems Inc *	38,279	1,543,409
Cogent Communications Group Inc * †	32,650	762,051
Cognizant Technology Solutions Corp ‘A’ *	35,860	2,860,552
Comverse Technology Inc * †	37,980	752,004
Concur Technologies Inc *	62,456	1,968,613
Corning Inc	52,140	1,285,251
EMC Corp *	113,860	2,368,288
Equinix Inc * †	19,860	1,761,383
Garmin Ltd † (Cayman)	23,540	2,810,676
Harris Corp	26,730	1,544,727
Hewlett-Packard Co	26,950	1,341,840
Hittite Microwave Corp *	7,580	334,657
Juniper Networks Inc *	52,090	1,907,015
L-3 Communications Holdings Inc	22,340	2,281,808
LG.Philips LCD Co Ltd ADR * † (South Korea)	52,830	1,264,750
Magma Design Automation Inc *	43,115	606,628
Marvell Technology Group Ltd * (Bermuda)	61,940	1,013,958
Maxim Integrated Products Inc	150	4,402
McAfee Inc *	45,450	1,584,841
MEMC Electronic Materials Inc *	34,382	2,023,725
MIPS Technologies Inc * †	44,610	352,419
National Semiconductor Corp	21,700	588,504
NAVTEQ Corp *	8,976	699,859
NCR Corp *	12,730	633,954
NETGEAR Inc *	39,640	1,205,849
Netlogic Microsystems Inc *	11,100	400,821
Network Appliance Inc *	13,130	353,328
Nokia OYJ ADR (Finland)	261,930	9,935,005
Novatel Inc * (Canada)	10,670	418,797
Nuance Communications Inc *	18,000	347,580
NVIDIA Corp *	77,460	2,807,150
Omniture Inc *	34,340	1,041,189
Oracle Corp *	51,950	1,124,718
PLX Technology Inc * †	27,460	296,568
Research In Motion Ltd * (Canada)	61,040	6,015,492
Riverbed Technology Inc * †	9,830	397,034
salesforce.com inc * †	23,470	1,204,480
Satyam Computer Services Ltd ADR (India)	44,180	1,143,820
Seagate Technology † (Cayman)	15,060	385,235
ShoreTel Inc *	38,452	550,633
Siliconware Precision Industries Co Ltd ADR (Taiwan)	99,585	1,204,982
Synaptics Inc *	6,540	312,350
Taleo Corp ‘A’ *	19,980	507,692
Techwell Inc *	6,753	71,717
Tessera Technologies Inc *	29,020	1,088,250
Texas Instruments Inc	44,780	1,638,500
Tyco Electronics Ltd (Bermuda)	7,820	277,063
Verigy Ltd * (Singapore)	48,700	1,203,377
VMware Inc ‘A’ *	12,564	1,067,940
Vocus Inc *	46,251	1,352,379

		87,411,607

Utilities - 6.58%

America Movil SAB de CV ‘L’ ADR (Mexico)	9,000	576,000
Centennial Communications Corp *	32,340	327,281
Knology Inc *	49,905	834,911
Leap Wireless International Inc *	11,210	912,158
MetroPCS Communications Inc * †	56,840	1,550,595
Millicom International Cellular SA (Luxembourg)	16,740	1,404,486
NII Holdings Inc * †	27,170	2,232,016
Rogers Communications Inc ‘B’ (Canada)	16,310	742,594

		8,580,041

Total Common Stocks (Cost $107,455,677)		126,393,726

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.41%

Time Deposit - 5.41%

State Street Bank 3.850% due 10/01/07	$7,061,000	$7,061,000

Total Short-Term Investment (Cost $7,061,000)		7,061,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.32% (Cost $114,516,677)		133,454,726

	Shares
SECURITIES LENDING COLLATERAL - 13.42%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $17,500,808)	17,500,808	17,500,808

TOTAL INVESTMENTS - 115.74% (Cost $132,017,485)		150,955,534

OTHER ASSETS & LIABILITIES, NET - (15.74%)		(20,525,191)

NET ASSETS - 100.00%		$130,430,343

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $4,507,336, or 3.46% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 14.57%

Autos & Transportation - 0.33%

GATX Financial Corp
5.125% due 04/15/10	$4,850,000	$4,890,265

Consumer Discretionary - 0.36%

Time Warner Inc
6.750% due 04/15/11	5,100,000	5,305,046

Financial Services - 10.66%

American General Finance Corp
4.875% due 05/15/10	7,000,000	6,959,568
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	16,150,000	15,730,084
Genworth Financial Inc
5.231% due 05/16/09	4,500,000	4,500,207
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,894,186
ING Capital Funding Trust III
8.439% due 12/29/49 §	9,750,000	10,554,950
iStar Financial Inc
5.125% due 04/01/11	5,000,000	4,708,270
Kreditanstalt fuer Wiederaufbau (Germany)
4.500% due 09/21/09	65,700,000	65,680,618
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	8,695,000	8,925,418
Morgan Stanley
5.050% due 01/21/11	8,250,000	8,160,248
PNC Funding Corp
6.500% due 05/01/08	2,000,000	2,016,294
Popular North America Inc
5.200% due 12/12/07	6,975,000	6,968,562
The Royal Bank of Scotland Group PLC (United Kingdom)
9.118% due 03/31/10	2,225,000	2,383,769
Wachovia Capital Trust III
5.800% due 09/15/99 §	3,875,000	3,851,971
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,404,392
Washington Mutual Inc
8.250% due 04/01/10	11,061,000	11,675,317

		159,413,854

Producer Durables - 0.69%

John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,384,521

Utilities - 2.53%

Comcast Corp
5.850% due 01/15/10	8,250,000	8,385,836
Cox Communications Inc
4.625% due 01/15/10	5,100,000	5,042,319
Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	7,800,000	8,360,290
GTE Corp
7.510% due 04/01/09	7,750,000	8,005,897
SBC Communications Inc
5.300% due 11/15/10	8,000,000	8,076,504

		37,870,846

Total Corporate Bonds & Notes (Cost $216,765,785)		217,864,532

MORTGAGE-BACKED SECURITIES - 75.61%

Collateralized Mortgage Obligations - 39.92%

Adjustable Rate Mortgage Trust
4.991% due 04/25/35 " §	1,016,884	1,007,468
Banc of America Commercial Mortgage Inc
5.353% due 09/10/47 " §	8,000,000	7,920,463
5.414% due 09/10/47 "	8,500,000	8,344,653
Banc of America Mortgage Securities Inc
5.621% due 05/25/34 + " §	992,910	1,000,555
Bear Stearns Adjustable Rate Mortgage Trust
4.453% due 04/25/34 " §	1,576,749	1,558,463
4.771% due 11/25/34 + " §	4,136,936	4,116,251
5.081% due 06/25/35 " §	3,701,088	3,658,963
Bear Stearns Alt-A Trust
5.451% due 04/25/34 " §	1,387,962	1,371,794
5.481% due 01/25/35 " §	4,378,387	4,310,860
Bear Stearns Alt-A Trust II
6.355% due 09/25/47 " §	10,784,770	10,453,254
Bear Stearns Commercial Mortgage Securities
5.537% due 10/12/41 "	9,500,000	9,388,710
Chase Mortgage Finance Corp
4.140% due 02/25/37 + " §	18,148,793	17,954,601
4.169% due 02/25/37 " §	1,839,051	1,813,687
4.357% due 02/25/37 + " §	13,322,627	13,302,643
4.481% due 02/25/37 + " §	7,017,212	6,995,458
4.580% due 02/25/37 " §	1,850,981	1,813,778
4.610% due 02/25/37 " §	5,572,982	5,467,979
4.820% due 02/25/37 + " §	7,270,539	7,218,191
Countrywide Alternative Loan Trust
5.391% due 12/25/35 + " §	4,642,057	4,517,185
5.391% due 01/25/46 " §	5,132,260	4,958,236
5.431% due 12/25/35 " §	10,478,274	10,201,018
5.796% due 11/20/35 " §	4,706,878	4,576,727
5.816% due 11/20/35 " §	10,381,985	10,095,462
5.868% due 11/20/35 " §	5,409,380	5,298,118
5.919% due 11/20/35 " §	4,808,338	4,695,425
6.505% due 09/25/35 + " §	1,189,542	1,182,761
Countrywide Home Loan Mortgage Pass-Through Trust
4.498% due 02/19/34 + " §	6,900,268	6,913,379
4.560% due 11/20/34 " §	1,298,798	1,280,324
4.899% due 08/20/35 " §	5,381,274	5,305,117
5.371% due 03/25/36 " §	3,804,573	3,702,567
7.413% due 08/25/33 + " §	62,383	64,086
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 "	7,500,000	7,460,560
CS First Boston Mortgage Securities Corp
5.611% due 01/25/33 + " §	393,438	387,301
6.530% due 06/15/34 "	20,000,000	20,915,974
CS First Boston Mortgage Securities Corp (IO)
1.750% due 11/15/36 ~ " §	18,647,962	558,840
1.818% due 05/15/38 ~ " §	15,970,634	617,112
5.500% due 04/25/33 - 06/25/33 " ±	290,089	11,678
5.750% due 05/25/33 "	114,016	2,830
Downey Savings & Loan Association Mortgage Loan Trust
5.793% due 10/19/45 " §	6,396,128	6,253,575
Fannie Mae
0.000% due 04/25/36 " §	1,320,483	1,283,954
5.000% due 01/25/25 "	8,520,416	8,512,096
6.081% due 10/25/31 " §	5,527,615	5,634,209
6.500% due 08/25/08 "	896,286	899,731
First Horizon Alternative Mortgage Securities
5.059% due 03/25/35 " §	2,078,672	2,088,237
5.292% due 07/25/35 + " §	2,384,899	2,392,531
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
First Horizon Asset Securities Inc
4.750% due 12/25/34 " §	$522,710	$515,901
Freddie Mac
0.000% due 05/15/36 - 03/15/37 " § ±	7,587,995	7,884,250
7.000% due 09/15/30 "	3,607,808	3,736,574
GE Capital Commercial Mortgage Corp
5.512% due 11/10/45 " §	13,000,000	12,974,147
Harborview Mortgage Loan Trust
5.743% due 01/19/36 " §	1,546,316	1,522,617
5.753% due 01/19/36 " §	8,563,917	8,383,558
5.813% due 11/19/35 " §	2,023,442	1,988,059
5.836% due 06/20/35 " §	1,993,770	1,955,723
Impac CMB Trust
5.381% due 10/25/35 " §	4,555,664	4,464,664
Impac Secured Assets CMN Owner Trust
5.381% due 03/25/36 " §	7,454,240	7,301,929
IndyMac Index Mortgage Loan Trust
5.351% due 04/25/46 " §	6,351,580	6,229,666
5.374% due 08/25/35 " §	2,248,933	2,236,557
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 "	16,000,000	15,272,454
5.814% due 06/12/43 " §	14,000,000	14,296,064
JPMorgan Mortgage Trust
4.070% due 07/25/35 " §	1,853,777	1,822,003
4.200% due 07/25/35 " §	5,617,329	5,529,737
4.760% due 07/25/35 " §	3,581,313	3,549,387
4.770% due 07/25/35 " §	5,379,853	5,327,863
Lehman XS Trust
5.755% due 03/25/47 + " §	12,902,428	12,546,321
Luminent Mortgage Trust
5.321% due 07/25/36 " §	2,892,434	2,821,789
MASTR Adjustable Rate Mortgages Trust
5.511% due 11/25/34 + " §	295,904	289,926
6.355% due 12/25/46 + " §	2,662,794	2,600,751
6.777% due 09/25/34 " §	1,162,905	1,161,209
Merrill Lynch Mortgage Investors Inc
5.149% due 12/25/35 " §	5,582,000	5,559,310
7.226% due 07/25/33 " §	312,446	313,589
MortgageIT Trust
5.391% due 12/25/35 + " §	4,459,701	4,344,641
Prudential Commercial Mortgage Trust (IO)
1.626% due 02/11/36 ~ " §	33,468,633	1,304,403
Residential Accredit Loans Inc
5.983% due 01/25/46 + " §	5,438,586	5,330,902
6.550% due 11/25/37 # " §	15,000,000	15,051,075
Sequoia Mortgage Trust
5.691% due 11/20/34 + " §	1,558,540	1,527,057
Structured Adjustable Rate Mortgage Loan Trust
4.380% due 05/25/34 + " §	1,794,906	1,780,726
4.714% due 06/25/34 " §	6,356,781	6,302,801
5.113% due 02/25/35 " §	1,387,015	1,396,704
5.250% due 09/25/34 " §	765,192	763,026
5.450% due 11/25/34 " §	3,281,062	3,280,473
5.471% due 08/25/35 " §	924,180	908,623
7.083% due 05/25/34 + " §	771,310	785,039
7.418% due 03/25/34 + " §	338,946	348,334
7.436% due 02/25/34 + " §	115,285	118,490
Structured Asset Mortgage Investments Inc
5.361% due 02/25/36 " §	13,526,447	13,122,461
6.390% due 10/25/47 "	7,425,074	7,406,511
Structured Asset Securities Corp
4.500% due 09/25/33 " §	768,613	762,525
4.530% due 09/25/33 + " §	2,000,000	2,015,600
4.700% due 11/25/33 + " §	1,922,964	1,925,656
5.000% due 07/25/33 " §	1,004,482	1,007,041
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.823% due 11/25/46 + " §	16,098,338	15,720,027
5.833% due 09/25/46 + " §	17,162,851	16,754,375
Washington Mutual Mortgage Pass-Through Certificates
4.243% due 06/25/34 " §	2,248,925	2,215,154
4.836% due 09/25/35 " §	9,000,000	8,898,696
5.391% due 11/25/45 + " §	9,056,177	8,816,189
5.401% due 12/26/45 " §	5,937,563	5,854,581
5.421% due 07/25/45 - 10/25/45 " § ±	15,356,163	14,986,555
5.451% due 08/25/45 " §	4,184,913	4,100,800
5.683% due 03/25/47 " §	6,196,773	6,034,108
5.823% due 11/25/46 " §	16,021,199	15,621,951
5.903% due 09/25/46 + " §	2,961,892	2,897,323
5.943% due 09/25/46 + " §	16,373,410	16,034,480
Washington Mutual Mortgage Pass-Through Certificates (IO)
0.483% due 02/25/34 " §	7,424,293	35,433
1.181% due 01/25/08 " §	2,981,282	8,258
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	2,809,310	2,857,808
Wells Fargo Mortgage-Backed Securities Trust
4.538% due 02/25/35 " §	11,566,761	11,435,767
4.977% due 10/25/35 + " §	7,794,118	7,861,148
5.095% due 03/25/36 " §	19,791,085	19,587,689
5.597% due 07/25/36 " §	9,760,430	9,741,080

		596,734,362

Fannie Mae - 23.75%

3.435% due 08/01/33 " §	10,839,616	10,810,128
3.845% due 10/01/33 " §	6,211,536	6,210,135
3.956% due 12/01/33 " §	10,905,107	10,875,354
4.000% due 11/01/13 † "	9,113,143	8,895,438
4.244% due 05/01/33 " §	5,505,203	5,508,317
4.258% due 03/01/35 " §	2,832,020	2,805,290
4.298% due 05/01/35 " §	3,944,736	3,983,719
4.323% due 01/01/35 " §	2,859,505	2,822,421
4.357% due 12/01/33 " §	6,423,783	6,392,107
4.395% due 02/01/33 " §	1,741,022	1,751,608
4.500% due 06/01/18 - 03/01/20 " ±	8,059,031	7,782,867
4.500% due 02/01/34 " §	5,304,190	5,289,670
4.527% due 05/01/35 † " §	10,564,290	10,569,000
4.543% due 12/01/33 + " §	8,674,835	8,686,980
4.575% due 07/01/35 " §	12,179,112	12,106,242
4.577% due 04/01/35 " §	3,436,111	3,392,361
4.597% due 01/01/34 + " §	15,733,699	15,766,739
4.598% due 02/01/34 " §	10,052,349	10,086,366
4.612% due 01/01/35 " §	5,244,482	5,188,529
4.625% due 02/01/33 " §	3,627,943	3,685,657
4.636% due 07/01/35 " §	5,683,024	5,679,594
4.645% due 07/01/35 " §	8,999,018	9,027,049
4.657% due 08/01/35 " §	9,638,231	9,672,108
4.679% due 04/01/33 " §	1,867,285	1,859,281
4.712% due 06/01/35 " §	5,775,897	5,930,964
4.729% due 08/01/35 " §	11,946,079	11,845,249
4.842% due 06/01/33 " §	3,853,440	3,897,708
4.848% due 10/01/34 " §	6,109,926	6,177,016
4.862% due 11/01/35 † " §	6,168,610	6,210,233
4.915% due 07/01/35 " §	6,812,370	6,772,364
4.936% due 06/01/35 + " §	6,281,483	6,190,401
5.085% due 12/01/35 " §	4,142,387	4,124,444
5.482% due 04/01/34 " §	6,948,217	7,055,380
5.500% due 01/01/09 - 06/01/20 " ±	44,868,638	44,914,925
6.000% due 01/01/18 "	11,053,830	11,228,356
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
6.500% due 05/01/33 "	$6,060,267	$6,202,390
7.000% due 05/01/33 - 04/01/37 " ±	17,047,621	17,600,074
7.125% due 05/01/33 " §	210,118	212,780
7.500% due 10/01/37 "	46,000,000	47,910,076

		355,119,320

Freddie Mac - 8.64%

4.000% due 02/01/14 - 04/01/14 " ±	15,342,797	14,974,319
4.330% due 12/01/35 † " §	13,196,493	13,196,278
4.350% due 03/01/35 " §	3,193,980	3,144,494
4.413% due 02/01/35 + " §	4,926,428	4,775,187
4.500% due 04/01/18 - 08/01/20 " ±	3,857,268	3,722,835
4.582% due 08/01/35 † " §	8,983,199	8,891,709
4.596% due 02/01/34 " §	11,484,261	11,420,223
4.622% due 03/01/35 " §	4,548,676	4,555,722
4.909% due 09/01/35 " §	10,400,035	10,318,249
5.500% due 02/01/12 - 11/01/21 " ±	42,479,395	42,480,984
6.000% due 04/01/33 † "	11,540,995	11,597,540

		129,077,540

Government National Mortgage Association - 3.30%

4.250% due 07/20/34 † " §	10,438,411	10,461,474
4.500% due 09/20/34 † " §	5,773,342	5,782,967
4.750% due 01/20/35 " §	8,408,662	8,406,255
5.500% due 07/15/20 "	3,757,421	3,760,692
6.000% due 01/15/22 "	20,661,848	20,944,798

		49,356,186

Total Mortgage-Backed Securities (Cost $1,135,523,401)		1,130,287,408

ASSET-BACKED SECURITIES - 3.23%

AmeriCredit Automobile Receivables Trust
4.470% due 05/06/10 "	5,939,853	5,921,362
Chase Issuance Trust
4.960% due 09/17/12 "	17,000,000	16,998,339
Countrywide Home Equity Loan Trust
5.973% due 12/15/29 + " §	863,611	849,016
5.973% due 04/15/30 + " §	1,823,695	1,781,385
5.993% due 02/15/30 " §	3,286,468	3,212,218
6.013% due 10/15/28 + " §	1,423,849	1,388,395
6.013% due 06/15/29 + " §	1,146,249	1,117,822
Household Home Equity Loan Trust
5.846% due 09/20/33 + " §	2,239,325	2,194,539
Lehman XS Trust
5.401% due 02/25/36 " §	8,815,825	8,629,945
5.431% due 11/25/35 " §	6,333,978	6,187,394

Total Asset-Backed Securities (Cost $48,865,115)		48,280,415

U.S. TREASURY OBLIGATIONS - 0.72%

U.S. Treasury Bonds - 0.72%

4.500% due 02/15/36	11,400,000	10,811,304

Total U.S. Treasury Obligations (Cost $10,555,556)		10,811,304

SHORT-TERM INVESTMENTS - 8.48%

Commercial Paper - 1.56%

Chariot Funding LLC
5.000% due 10/10/07	6,133,000	6,123,494
Charta LLC
5.000% due 10/12/07	1,650,000	1,646,874
CRC Funding LLC
5.000% due 10/22/07	6,133,000	6,111,284
Falcon Asset Securitization Corp
6.300% due 10/09/07	1,650,000	1,647,690
Galleon Capital LLC
5.330% due 11/01/07	6,133,000	6,105,168
Yorktown Capital LLC
6.200% due 10/01/07	1,650,000	1,650,000

		23,284,510

Time Deposit - 0.11%

State Street Bank
3.850% due 10/01/07	1,634,000	1,634,000

Repurchase Agreement - 6.81%

CS First Boston 5.100% due 10/01/07 (Dated 09/28/07, repurchase price of $101,943,308; collateralized by Fannie Mae (U.S. Govt Agency Issue): 3.929% due 06/01/34 and market value $11,344,473, 4.433% due 10/01/35 and market value $16,003,182, 4.583% due 03/01/35 and market value $15,030,995, 4.611% due 03/01/34 and market value $10,497,966, 5.216% due 01/01/36 and market value $20,330,131, 5.315% due 01/01/36 and market value $8,756,086, 6.040% due 10/01/36 and market value $21,634,163; and Freddie Mac (U.S. Govt Agency Issue): 7.589% due 07/01/31 and market value $344,639)	101,900,000	101,900,000

Total Short-Term Investments (Cost $126,818,510)		126,818,510

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.61% (Cost $1,538,528,367)		1,534,062,169

	Shares
SECURITIES LENDING COLLATERAL - 5.25%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $78,446,250)	78,446,250	78,446,250

TOTAL INVESTMENTS - 107.86% (Cost $1,616,974,617)		1,612,508,419

OTHER ASSETS & LIABILITIES, NET - (7.86%)		(117,508,398)

NET ASSETS — 100.00%		$1,495,000,021

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $210,492,391, or 14.08% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
(c) The amount of $631,398 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (12/07)	297	$297,000,000	$92,710
Eurodollar (03/08)	481	481,000,000	347,447
Eurodollar (06/08)	371	371,000,000	362,771
Eurodollar (09/08)	213	213,000,000	175,307
Eurodollar (12/08)	33	33,000,000	40,491
Eurodollar (03/09)	33	33,000,000	38,231
Eurodollar (06/09)	33	33,000,000	34,106
U.S. Treasury 2-Year Notes (12/07)	1,858	371,600,000	1,509,802
U.S. Treasury 5-Year Notes (12/07)	88	8,800,000	25,655

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/07)	994	99,400,000	(57,232)
U.S. Treasury 30-Year Bonds (12/07)	711	71,100,000	(70,778)

			$2,498,510

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 94.97%

Autos & Transportation - 6.65%

American Airlines Inc Term 2 (Advance)
7.408% due 12/17/10 §	$3,403,405	$3,338,519
7.650% due 12/17/10 §	78,918	77,413
Dana Corp
7.980% due 04/13/08 §	6,250,000	6,228,531
Delta Air Lines Inc (2nd Lien)
8.610% due 04/30/14 §	2,000,000	1,945,000
Gainey Corp
7.880% due 04/20/12 §	85,238	76,714
7.920% due 04/20/12 §	85,238	76,714
7.950% due 04/20/12 §	85,238	76,714
8.100% due 04/20/12 §	3,609,048	3,248,144
General Motors Corp (Secured Term Loan)
7.735% due 11/29/13 §	4,987,469	4,854,777
Key Safety Systems Inc (1st Lien)
7.450% due 03/08/14 §	3,906,250	3,681,641
7.750% due 03/08/14 §	2,312,500	2,179,531
Ozburn-Hessey Holding Co LLC
8.448% due 08/10/12 §	3,217,997	3,137,547
8.577% due 08/10/12 §	5,211,004	5,080,729
United Air Lines Inc Tranche B
7.125% due 02/03/14 §	7,960,000	7,586,875
US Airways Group Inc
7.631% due 03/23/14 §	8,750,000	8,353,144

		49,941,993

Consumer Discretionary - 35.21%

AWAS Capital Inc (1st Lien)
7.000% due 03/15/13 §	4,411,989	4,213,450
AWAS Capital Inc (2nd Lien)
11.250% due 03/15/13 §	2,338,177	2,303,104
BakerCorp Tranche C
7.610% due 05/08/14 §	5,230,337	5,099,579
8.010% due 05/08/14 §	4,245,913	4,139,765
Burlington Coat Factory Warehouse Corp
7.760% due 05/28/13 §	10,610,885	10,205,019
CBR Fashion GmbH Facility Term B (Germany)
6.851% due 06/12/15 §	EUR1,250,000	1,716,702
CBR Fashion GmbH Facility Term C (Germany)
7.101% due 06/12/16 §	1,250,000	1,718,930
CBR Fashion GmbH Facility (2nd Lien) (Germany)
8.726% due 12/12/16 §	2,500,000	3,399,984
Cequel Communications LLC
7.360% due 11/05/13 §	$10,149,972	9,777,824
7.505% due 11/05/13 §	1,029,497	991,750
8.750% due 11/05/13 §	1,812	1,746
Charter Communications Operating LLC (Existing Term Loan)
7.360% due 04/28/13 §	17,500,000	16,953,125
Charter Communications Operating LLC (New Term Loan)
7.130% due 03/06/14 §	1,000,000	968,750
Dollar General Corp Tranche B1
8.108% due 07/07/14 §	2,000,000	1,905,000
Foamex LP (1st Lien)
7.386% due 02/12/13 §	687,500	646,824
7.610% due 02/12/13 §	8,250,000	7,761,889
8.003% due 02/12/13 §	550,000	517,459
8.053% due 02/12/13 §	1,512,500	1,423,013
Fontainebleau Florida Hotel LLC Tranche C
11.703% due 06/06/12 §	2,500,000	2,393,750
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
5.098% due 06/08/11 §	316,202	267,719
Ginn La Conduit Lender Inc Tranche B (1st Lien)
8.698% due 06/08/11 §	680,353	576,035
Green Valley Ranch Gaming LLC (2nd Lien)
8.791% due 08/16/14 §	1,000,000	952,500
Green Valley Ranch Gaming LLC (New Term Loan)
7.198% due 02/16/14 §	744,340	725,731
7.541% due 02/16/14 §	1,245,283	1,214,151
Herbst Gaming Inc Term B
8.143% due 12/02/11 §	2,579,114	2,566,218
8.168% due 12/02/11 §	42,774	42,560
8.198% due 12/02/11 §	1,358,062	1,351,272
Iconix Brand Group Inc
7.450% due 04/30/13 §	1,243,750	1,201,773
Inmar Inc
7.700% due 04/29/13 §	3,980,000	3,890,450
KnowledgePoint360 Group LLC (2nd Lien) (United Kingdom)
12.530% due 04/13/15 §	1,000,000	997,500
Kuilima Resort Co (1st Lien)
11.500% due 09/30/10 §	1,250,000	1,161,500
Lake at Las Vegas Joint Venture
15.310% due 06/20/12 §	8,774,330	7,743,346
15.460% due 06/20/12 §	151,590	133,778
Lake at Las Vegas Joint Venture (Synthetic Revolver)
11.960% due 06/20/12 §	1,203,704	1,062,269
Las Vegas Sands LLC Tranche B
6.950% due 05/23/14 §	382,375	372,414
Medical Staffing Network Inc (2nd Lien)
12.198% due 07/02/14 §	1,000,000	995,000
Metro-Goldwyn-Mayer Inc Tranche B
8.448% due 04/08/12 §	2,977,310	2,866,599
Metro-Goldwyn-Mayer Inc Tranche B1
8.448% due 04/08/12 §	1,243,750	1,197,501
Michaels Stores Inc (Replacement Loan)
7.625% due 10/31/13 §	10,659,521	10,356,418
7.688% due 10/31/13 §	27,638	26,852
8.125% due 10/31/13 §	285,203	277,093
Neff Corp
8.896% due 11/30/14 §	8,000,000	7,187,520
Orbitz Worldwide Inc
8.198% due 07/25/14 §	2,000,000	1,957,500
Parts Holdings SAS Facility D (France)
9.315% due 06/30/15 §	EUR3,000,000	3,978,383
Penton Media Inc (1st Lien)
7.448% due 02/01/13 §	$143,105	136,904
7.610% due 02/01/13 §	5,080,645	4,860,475
Pivotal Promontory LLC (1st Lien)
11.500% due 08/31/10 §	7,480,876	6,919,810
Riverdeep Interactive Learning USA Inc
7.948% due 12/20/13 §	13,929,825	13,787,671
Sabre Inc
7.358% due 09/30/14 §	19,749,585	18,857,793
Sitel LLC (U.S. Term Loan)
7.629% due 01/30/14 §	1,380,501	1,290,768
7.698% due 01/30/14 §	637,218	595,799
7.860% due 01/30/14 §	3,440,975	3,217,312
SkillSoft Corp
7.948% due 05/14/13 §	7,980,000	7,860,300
Solo Cup Co Term B1
8.860% due 02/27/11 §	1,663,759	1,656,830
9.000% due 02/27/11 §	1,205,393	1,200,373
9.005% due 02/27/11 §	951,626	947,661
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Stile Acquisition Corp (Canadian Term Loan) (Canada)
7.360% due 04/06/13 §	$2,601,576	$2,459,139
Stile U.S. Acquisition Corp (U.S. Term Loan)
7.360% due 04/06/13 §	3,521,720	3,323,623
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
5.260% due 05/19/11 §	402,414	400,402
Tamarack Resort LLC Tranche B
12.000% due 05/19/11 §	594,567	538,084
TME UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom)
8.920% due 04/26/14 §	GBP1,689,475	3,448,013
Totes Isotoner Corp (1st Lien)
7.698% due 01/31/13 §	$696,185	675,299
7.768% due 01/31/13 §	538,383	522,232
9.250% due 01/31/13 §	12,299	11,930
Travelport LLC (Synthetic Letter of Credit)
7.448% due 08/23/13 §	974,686	911,710
Travelport LLC Tranche B (Dollar Term Loan)
7.448% due 08/23/13 §	4,857,628	4,751,368
Tribune Co Tranche B (Advance)
8.360% due 05/19/14 §	11,970,000	10,943,572
Tribune Co Tranche X (Advance)
7.860% due 05/18/09 §	7,466,667	7,413,019
TRU 2005 RE Holding Co I LLC
8.665% due 12/09/08 §	8,000,000	7,930,000
Univision Communications Inc
7.610% due 09/29/14 §	13,154,362	12,480,202
WAICCS Las Vegas 3 LLC (1st Lien)
9.220% due 08/01/08 §	5,000,000	4,975,000
WAICCS Las Vegas 3 LLC (2nd Lien)
14.720% due 08/01/08 §	4,000,000	3,980,000
Water Pik Inc (1st Lien)
8.944% due 06/15/13 §	1,995,000	1,955,100
Yankee Candle Co Inc
7.200% due 02/06/14 §	5,223,750	5,114,939
Young Broadcasting Inc
7.750% due 11/03/12 §	17,176	16,446
7.875% due 11/03/12 §	2,221,374	2,126,965

		264,548,484

Energy - 2.70%

Helix Energy Solutions Group Inc
7.360% due 07/01/13 §	4,405,550	4,310,566
7.803% due 07/01/13 §	4,541,804	4,443,883
7.820% due 07/01/13 §	4,460,700	4,364,527
Western Refining Inc
6.879% due 05/30/14 §	7,317,265	7,189,213

		20,308,189

Financial Services - 5.76%

Crescent Resources LLC
8.753% due 09/07/12 §	3,000,000	2,835,000
First Data Corp Tranche B1
due 09/24/14 §∞	1,000,000	960,000
FleetCor Technologies Operating Co LLC Tranche 1
7.379% due 04/30/13 §	987,500	952,938
7.590% due 04/30/13 §	1,000,000	965,000
FleetCor Technologies Operating Co LLC Tranche 2
7.915% due 04/30/13 §	500,000	482,500
HUB International Ltd
8.203% due 06/13/14 §	7,130,821	6,970,378
Kyle Acquisition Group LLC Facility B
8.688% due 07/20/08 §	5,714,286	5,257,143
Kyle Acquisition Group LLC Facility C
8.688% due 07/20/10 §	4,285,714	3,942,857
LBREP/L-Suncal Master I LLC (1st Lien)
8.610% due 01/19/10 §	1,580,210	1,437,991
Realogy Corp (Synthetic Letter of Credit)
5.170% due 10/10/13 §	3,976,054	3,744,131
Realogy Corp Term B
8.360% due 10/10/13 §	14,712,074	13,853,845
Spirit Finance Corp
8.360% due 08/01/13 §	2,000,000	1,862,500

		43,264,283

Health Care - 11.12%

BioTech Research Labs (1st Lien)
7.360% due 03/16/14 §	1,995,000	1,825,425
CCS Medical Inc (1st Lien)
8.450% due 09/30/12 §	14,644,470	14,565,170
Fenwal Inc (1st Lien)
7.791% due 02/28/14 §	10,021,071	9,545,071
Graceway Pharmaceuticals LLC Term B (1st Lien)
7.948% due 05/03/12 §	5,998,333	5,636,574
HCA Inc Tranche B
7.448% due 11/18/13 §	6,969,912	6,842,398
Healthcare Partners LLC (New Term Loan)
7.130% due 10/31/13 §	4,856,429	4,625,748
HealthSouth Corp
7.630% due 03/10/13 §	34,154	33,443
7.860% due 03/10/13 §	6,144,988	6,016,957
LifeCare Holdings Inc
8.200% due 08/11/12 §	11,444,156	10,643,065
Patheon Inc Tranche PB (Canada)
7.750% due 04/27/14 §	597,000	579,090
Patheon Inc Tranche USB (Canada)
7.750% due 04/27/14 §	398,000	386,060
Quintiles Transnational Corp Term B (1st Lien)
7.200% due 03/31/13 §	6,322,633	6,156,664
Select Medical Corp Tranche B
7.198% due 02/24/12 §	338,995	323,459
7.490% due 02/24/12 §	7,178,712	6,849,711
Stiefel Laboratories Inc (1st Lien)
7.610% due 12/28/13 §	4,510,184	4,431,256
Stiefel Laboratories Inc (Delayed Draw Term Loan)
7.610% due 12/28/13 §	3,449,716	3,389,346
Warner Chilcott Co Inc Tranche B (Acquisition Date Term Loan)
7.198% due 01/18/12 §	905,692	889,843
7.360% due 01/18/12 §	366,197	359,789
Warner Chilcott Co Inc Tranche C (Acquisition Date Term Loan)
7.198% due 01/18/12 §	451,205	443,309

		83,542,378

Integrated Oils - 1.96%

Coffeyville Resources LLC (Funded Letter of Credit)
5.260% due 12/28/10 §	324,324	314,864
Coffeyville Resources LLC Tranche D
8.609% due 12/30/13 §	608,444	590,695
8.610% due 12/30/13 §	1,066,950	1,035,827
10.000% due 12/30/13 §	282	274
Continental Alloys & Services Inc (U.S. Term Advance)
7.698% due 06/15/12 §	6,982,500	6,912,675
Value Creation Inc (Canada)
12.846% due 07/01/12 §	6,068,373	5,886,322

		14,740,657

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Materials & Processing - 6.36%

Appleton Papers Inc Term B
6.948% due 06/05/14 §	$2,150,417	$2,061,711
7.106% due 06/05/14 §	2,166,667	2,077,292
7.110% due 06/05/14 §	2,166,667	2,077,292
Atrium Cos Inc (Closing Date Term Loan)
8.450% due 05/31/12 §	560,321	523,900
8.610% due 05/31/12 §	4,620,232	4,319,917
8.840% due 05/31/12 §	1,163,554	1,087,923
Celanese US Holdings LLC
7.110% due 04/02/14 §	1,995,000	1,955,349
Euramax International Inc (Domestic Term Loan)
8.375% due 06/29/12 §	3,325,243	3,105,777
Euramax International Inc (2nd Lien) (Domestic Term Loan)
13.360% due 06/29/13 §	668,421	598,237
Euramax International Holdings BV (2nd Lien European Loan) (Netherlands)
13.360% due 06/29/13 §	331,579	308,368
Ferro Corp
7.129% due 06/06/12 §	693,728	679,852
7.198% due 06/06/12 §	1,156,213	1,133,089
7.798% due 06/06/12 §	150,060	147,059
Inuit Holdings U.S. Inc Facility B2
7.505% due 06/30/15 §	3,741,591	3,503,065
Inuit Holdings U.S. Inc Facility C2
7.755% due 06/13/16 §	3,741,591	3,521,773
Jason Inc
8.030% due 04/30/10 §	7,980,000	7,780,500
NewPage Corp (New Term Loan)
7.625% due 05/02/11 §	2,876,502	2,862,119
Professional Paint Inc (1st Lien)
7.938% due 05/31/12 §	475,027	447,713
8.125% due 05/31/12 §	768,676	724,477
PSE ACQCO Ltd Term B (USD Senior) (United Kingdom)
7.856% due 05/30/15 §	3,000,000	2,962,500
PSE ACQCO Ltd Term C (USD Senior) (United Kingdom)
8.106% due 05/30/16 §	3,000,000	2,977,500
United Central Industrial Supply Co LLC
8.009% due 03/31/12 §	2,670,662	2,583,864
8.253% due 03/31/12 §	345,464	334,236
9.000% due 03/31/12 §	8,146	7,882

		47,781,395

Multi-Industry - 0.80%

Alpha Topco Ltd Facility B1 (United Kingdom)
7.915% due 12/31/13 §	2,428,571	2,343,571
Alpha Topco Ltd Facility B2 (United Kingdom)
7.915% due 12/31/13 §	1,821,429	1,728,080
Alpha Topco Ltd Facility D (2nd Lien) (United Kingdom)
9.040% due 06/30/14 §	2,000,000	1,920,000

		5,991,651

Producer Durables - 3.43%

Avio Investments SPA Facility (2nd Lien) (Italy)
8.550% due 06/13/16 §	EUR 4,000,000	5,579,033
Custom Building Products Inc (2nd Lien)
10.198% due 04/20/12 §	$3,000,000	2,850,000
FR Brand Acquisition Corp Term B (1st Lien)
7.500% due 02/07/14 §	4,706,897	4,512,737
7.813% due 02/07/14 §	467,103	447,835
Generac Acquisition Corp (1st Lien)
9.250% due 11/11/13 §	3,200,000	2,892,000
Generac Acquisition Corp (2nd Lien)
12.750% due 05/10/14 §	1,000,000	742,500
Hunter Defense Technologies Inc Term B (1st Lien)
8.450% due 08/13/14 §	1,000,000	960,000
Mueller Water Products Inc Term B
6.879% due 05/26/14 §	437,170	428,516
6.893% due 05/26/14 §	217,463	213,158
6.918% due 05/26/14 §	217,463	213,159
6.948% due 05/26/14 §	26,705	26,177
7.108% due 05/26/14 §	1,859,884	1,823,068
7.300% due 05/26/14 §	286,136	280,472
Wesco Aircraft Hardware Corp (1st Lien)
7.450% due 09/30/13 §	4,907,485	4,809,336

		25,777,991

Technology - 6.98%

Aeroflex Inc Tranche B1
8.875% due 08/15/14 §	1,000,000	950,000
Aeroflex Inc Tranche B2
9.313% due 08/15/14 §	1,000,000	930,000
Aspect Software Inc (2nd Lien)
12.438% due 07/11/12 §	2,000,000	1,910,000
Freescale Semiconductor Inc
7.330% due 11/29/13 §	1,000,000	959,375
Intergraph Corp (1st Lien)
7.129% due 05/29/14 §	564,842	550,015
7.506% due 05/29/14 §	6,112,638	5,952,182
Metrologic Instruments Inc (1st Lien)
8.200% due 12/21/13 §	4,975,000	4,925,250
Metrologic Instruments Inc (2nd Lien)
11.450% due 04/10/15 §	6,000,000	5,805,000
Quantum Corp
8.698% due 07/14/14 §	2,375,000	2,339,375
Serena Software Inc
7.336% due 03/11/13 §	3,562,325	3,437,644
Sorenson Communications Inc Tranche C
8.000% due 08/16/13 §	1,723,827	1,706,588
SunGard Data Systems Inc Term B
7.356% due 02/28/14 §	4,477,229	4,399,437
Vangent Inc
7.620% due 02/14/13 §	9,452,500	9,121,662
Verint Systems Inc
8.106% due 05/27/14 §	4,692,308	4,586,731
Vertafore Inc (New Term Loan)
8.005% due 01/31/12 §	4,975,031	4,838,217

		52,411,476

Utilities - 14.00%

American Cellular Corp Tranche B
7.360% due 03/15/14 §	8,120,343	8,105,117
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
5.098% due 06/28/13 §	2,563,694	2,448,328
Cricket Communications Inc Term B
7.448% due 06/16/13 §	12,934,509	12,807,880
Hawaiian Telcom Communications Inc Tranche C
7.450% due 06/02/14 §	2,992,500	2,909,279
Insight Midwest Holdings LLC Term B
7.110% due 04/06/14 §	10,500,000	10,304,280
Integra Telecom Holdings Inc
9.379% due 08/31/13 §	2,000,000	2,020,000
Knology Inc
7.610% due 06/30/12 §	6,171,300	6,001,589
Level 3 Financing Inc
7.610% due 03/13/14 §	7,250,000	7,106,522
Mach Gen LLC (1st Lien Synthetic Letter of Credit Loan)
7.200% due 02/22/13 §	939,629	914,964
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Mach Gen LLC Term B (1st Lien)
7.500% due 02/22/14 §	$9,014,956	$8,762,537
Matrix Acquisition Corp Tranche B
7.198% due 04/12/14 §	9,950,000	9,576,875
MetroPCS Wireless Inc Tranche B
7.500% due 11/04/13 §	5,136,381	5,076,285
7.625% due 11/04/13 §	8,795,172	8,692,269
Nordic Cable Acquisition Co Sub-Holding AB
Facility A Com Hem (Sweden)
5.613% due 01/31/13 §	SEK18,794,286	2,741,520
Nordic Cable Acquisition Co Sub-Holding AB
Facility B2 Com Hem (Sweden)
6.113% due 01/31/14 §	17,809,524	2,632,419
Nordic Cable Acquisition Co Sub-Holding AB
Facility C ReCap (Sweden)
6.238% due 01/31/15 §	5,761,905	853,900
PAETEC Holding Corp (Replacement Loan)
7.629% due 02/28/13 §	$1,288,586	1,275,700
UPC Financing Partnership Facility N1 (Netherlands)
7.130% due 12/31/14 §	4,500,000	4,303,125
WideOpenWest Finance LLC (1st Lien)
due 06/30/14 § ∞	1,000,000	962,500
7.668% due 06/30/14 §	3,610,256	3,474,871
7.698% due 06/30/14 §	779,487	750,258
7.860% due 06/30/14 §	3,610,256	3,474,871

		105,195,089

Total Senior Loan Notes (Cost $738,003,683)		713,503,586

SHORT-TERM INVESTMENT - 2.80%

Time Deposit - 2.80%

State Street Bank
3.850% due 10/01/07	21,051,000	21,051,000

Total Short-Term Investment (Cost $21,051,000)		21,051,000

TOTAL INVESTMENTS - 97.77% (Cost $759,054,683)		734,554,586

OTHER ASSETS & LIABILITIES, NET - 2.23%		16,773,774

NET ASSETS - 100.00%		$751,328,360

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $9,066,248, or 1.21% of the net assets as of September 30, 2007, which could be extended at the option of the borrower.

		Unrealized
	Unfunded Loan	Appreciation
Borrower	Commitments	(Depreciation)

Euramax International Inc (Revolving Facility)	$4,500,000	$94,562
Fenwal Inc (1st Lien Delayed Draw Term Loan)	1,598,839	(86,460)
FleetCor Technologies Operating Co LLC Tranche 2	482,500	(20,429)
HUB International Ltd (Delayed Draw Term Loan)	1,564,048	(26,804)
Las Vegas Sands LLC (Delayed Draw Term Loan)	113,628	2,386
Univision Communications Inc (Delayed Draw Term Loan)	807,233	(26,559)

	$9,066,248	($63,304)

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 32.91%

Autos & Transportation - 0.35%

DaimlerChrysler Finance North America LLC
5.875% due 03/15/11	$4,700,000	$4,771,388
The Goodyear Tire & Rubber Co
9.000% due 07/01/15 †	6,000	6,435
TRW Automotive Inc
7.000% due 03/15/14 ~	1,100,000	1,072,500
7.250% due 03/15/17 † ~	1,000,000	980,000

		6,830,323

Consumer Discretionary - 2.65%

Allied Waste North America Inc
7.250% due 03/15/15	840,000	861,000
CCO Holdings LLC
8.750% due 11/15/13	975,000	984,750
Corrections Corp of America
6.250% due 03/15/13	320,000	316,800
CVS Lease Pass-Through Trust
6.036% due 12/10/28 ~	3,459,298	3,370,052
Dex Media East LLC
12.125% due 11/15/12	3,000,000	3,210,000
Dex Media West LLC
9.875% due 08/15/13	670,000	716,062
DIRECTV Holdings LLC
6.375% due 06/15/15	1,005,000	958,519
EchoStar DBS Corp
7.125% due 02/01/16	1,225,000	1,264,812
Iron Mountain Inc
6.625% due 01/01/16 †	1,600,000	1,504,000
7.750% due 01/15/15	160,000	160,400
Jarden Corp
7.500% due 05/01/17	300,000	291,750
K2 Inc
5.610% due 02/15/10	4,000,000	3,244,000
6.010% due 02/15/10	6,000,000	4,866,000
Kohl’s Corp
6.875% due 12/15/37	2,315,000	2,331,867
MGM MIRAGE
6.750% due 04/01/13	665,000	653,362
7.500% due 06/01/16	1,000,000	992,500
News America Inc
6.200% due 12/15/34	1,000,000	944,482
Playtex Products Inc
8.000% due 03/01/11	520,000	540,800
Quebecor World Capital Corp (Canada)
8.750% due 03/15/16 ~	600,000	547,500
R.H. Donnelley Inc
10.875% due 12/15/12	25,000	26,688
Sealy Mattress Co
8.250% due 06/15/14	830,000	840,375
Simmons Co
10.000% due 12/15/14 §	1,595,000	1,279,988
Sinclair Broadcast Group Inc
8.000% due 03/15/12	4,000	4,110
Spectrum Brands Inc
7.375% due 02/01/15	115,000	89,125
Steinway Musical Instruments Inc
7.000% due 03/01/14 ~	800,000	764,000
The Home Depot Inc
5.819% due 12/16/09 §	1,925,000	1,900,949
5.875% due 12/16/36	2,815,000	2,412,120
Time Warner Inc
5.730% due 11/13/09 §	2,800,000	2,768,461
5.875% due 11/15/16 †	2,790,000	2,734,178
6.500% due 11/15/36	980,000	948,499
Viacom Inc
6.044% due 06/16/09 §	1,900,000	1,893,608
Visant Holding Corp
0.000% due 12/01/13 §	320,000	299,200
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,522,371
5.375% due 04/05/17	4,815,000	4,725,075
6.500% due 08/15/37	830,000	864,207
WMG Acquisition Corp
7.375% due 04/15/14 §	395,000	345,625
WMG Holdings Corp
0.000% due 12/15/14 †	125,000	88,125

		51,265,360

Consumer Staples - 0.33%

Constellation Brands Inc
7.250% due 09/01/16	755,000	758,775
Kraft Foods Inc
6.000% due 02/11/13	5,360,000	5,524,080

		6,282,855

Energy - 1.38%

Anadarko Petroleum Corp
6.094% due 09/15/09 §	1,975,000	1,964,491
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	635,375
Enterprise Products Operating LP
6.300% due 09/15/17	4,360,000	4,373,952
Gaz Capital for Gazprom (Russia)
7.288% due 08/16/37 ~	8,350,000	8,921,975
Gazprom International SA (Russia)
7.201% due 02/01/20	3,625,616	3,700,847
Nakilat Inc (Qatar)
6.067% due 12/31/33 ~	2,795,000	2,705,476
NRG Energy Inc
7.375% due 02/01/16	475,000	477,375
ONEOK Partners LP
5.900% due 04/01/12	1,280,000	1,296,485
Valero Energy Corp
6.625% due 06/15/37	2,655,000	2,703,324

		26,779,300

Financial Services - 20.45%

Arch Western Finance LLC
6.750% due 07/01/13	1,010,000	994,850
AXA SA (France)
6.379% due 12/14/36 † ~ §	1,820,000	1,646,075
Bancaja U.S. Debt SAU (Spain)
5.510% due 07/10/09 ~ §	2,000,000	1,985,710
Banco Sabadell SA (Spain)
5.460% due 04/23/10 ~ §	2,700,000	2,670,494
Bank of America NA
5.704% due 06/12/09 §	11,000,000	10,971,950
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 † ~	3,085,000	3,074,610
Barclays Bank PLC (United Kingdom)
5.926% due 12/15/99 ~ §	3,060,000	2,908,230
7.434% due 12/15/99 ~ §	2,400,000	2,555,018
BNP Paribas (France)
7.195% due 12/25/56 ~ §	2,600,000	2,593,893
CAM US Finance SA Sociedad Unipersonal (Spain)
5.506% due 02/01/10 ~ §	4,000,000	3,964,372
Capital One Capital III
7.686% due 08/15/36	3,125,000	3,079,263
Caterpillar Financial Services Corp
5.550% due 08/11/09 §	2,250,000	2,239,884
5.570% due 05/18/09 §	1,750,000	1,744,117
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CIT Group Inc
5.834% due 06/08/09 §	$1,400,000	$1,338,810
Citigroup Inc
6.000% due 08/15/17	3,515,000	3,603,300
Commonwealth Bank of Australia (Australia)
6.024% due 12/31/99 ~ §	3,985,000	3,787,491
Countrywide Financial Corp
5.800% due 06/07/12	8,080,000	7,580,834
Credit Agricole SA (France)
5.555% due 05/28/10 ~ §	10,000,000	10,013,830
6.637% due 05/30/57 † ~ §	4,340,000	4,084,630
Credit Suisse USA Inc
5.500% due 08/16/11	680,000	687,503
5.854% due 12/09/08 §	3,500,000	3,499,290
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~	3,285,000	3,082,158
Discover Financial Services
6.234% due 06/11/10 ~ §	6,525,000	6,381,796
Ford Motor Credit Co
7.800% due 06/01/12	2,165,000	2,061,524
General Electric Capital Corp
5.390% due 10/26/09 §	1,500,000	1,492,905
6.150% due 08/07/37	2,505,000	2,579,664
General Motors Acceptance Corp
6.875% due 08/28/12	1,040,000	976,491
Genworth Financial Inc
5.231% due 05/16/09	8,600,000	8,600,396
Glitnir Banki HF (Iceland)
5.800% due 01/21/11 ~ §	4,425,000	4,324,260
Goldman Sachs Capital II
5.793% due 06/01/43 §	3,875,000	3,670,377
HBOS PLC (United Kingdom)
5.920% due 10/01/99 † ~ §	5,900,000	5,346,020
6.657% due 11/21/99 ~ §	1,650,000	1,500,962
HSBC Finance Corp
4.125% due 12/15/08	6,289,000	6,222,683
5.688% due 06/19/09 §	1,480,000	1,474,079
ICICI Bank Ltd (India)
5.900% due 01/12/10 ~ §	1,950,000	1,934,180
Iirsa Norte Finance Ltd (Peru)
8.750% due 05/30/24	3,005,283	3,553,747
International Lease Finance Corp
5.719% due 05/24/10 §	1,625,000	1,611,462
iStar Financial Inc
5.970% due 03/03/08 §	2,775,000	2,753,202
Kaupthing Bank HF (Iceland)
5.750% due 10/04/11 ~	5,245,000	5,182,112
6.060% due 01/15/10 ~ §	3,625,000	3,611,225
Landsbanki Islands HF (Iceland)
6.100% due 08/25/11 ~	5,210,000	5,282,950
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/30/56 §	5,120,000	4,882,770
Lehman Brothers Holdings Inc
5.250% due 02/06/12	1,780,000	1,744,818
5.536% due 05/29/08 §	3,500,000	3,481,149
5.645% due 05/25/10 §	9,000,000	8,778,879
5.750% due 01/03/17	3,380,000	3,254,065
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,775,854
Lincoln National Corp
7.000% due 05/17/66 §	4,810,000	4,965,074
Links Finance Corp (Cayman)
5.944% due 06/15/10 ~ §	5,000,000	4,358,395
LVB Acquisition Merger Sub Inc
10.375% due 10/15/17 ~	895,000	869,269
Merrill Lynch & Co Inc
5.310% due 03/23/10 §	4,500,000	4,451,414
5.665% due 08/14/09 §	4,000,000	3,974,480
5.984% due 09/09/09 §	1,500,000	1,499,432
6.050% due 08/15/12	2,490,000	2,555,716
6.110% due 01/29/37 †	960,000	906,529
6.220% due 09/15/26	3,890,000	3,820,147
Metropolitan Life Global Funding I
5.560% due 05/17/10 ~ §	10,000,000	9,923,660
Mizuho Capital Investment USD 1 Ltd (Cayman)
6.686% due 12/30/99 † ~ §	4,212,000	3,954,916
Monumental Global Funding II
2.800% due 07/15/08 ~	8,350,000	8,186,975
Morgan Stanley
5.450% due 01/15/10 §	4,150,000	4,099,428
5.450% due 01/09/17	5,155,000	4,979,813
5.460% due 05/07/10 † §	6,500,000	6,413,251
5.625% due 01/09/12	700,000	706,203
MUFG Capital Finance 1 Ltd (Cayman)
6.346% due 07/25/99 §	2,460,000	2,342,252
Nationwide Financial Services Inc
6.750% due 05/15/67 †	2,400,000	2,321,431
PNC Funding Corp
5.826% due 06/12/09 §	11,000,000	11,009,581
QBE Capital Funding II LP (United Kingdom)
6.797% due 12/31/99 † ~ §	2,895,000	2,843,695
Regions Financing Trust II
6.625% due 05/15/47 §	400,000	379,497
Reinsurance Group of America Inc
6.750% due 12/15/65 §	1,920,000	1,821,011
Residential Capital LLC
7.125% due 11/21/08 †	2,490,000	2,229,120
Santander U.S. Debt SA Unipersonal (Spain)
5.298% due 09/19/08 ~ §	3,000,000	2,998,188
Shinsei Finance II (Cayman)
7.160% due 07/25/99 ~ §	8,290,000	7,383,281
SLM Corp
5.500% due 07/27/09 † §	2,750,000	2,644,590
SMFG Preferred Capital USD 1 Ltd (Cayman)
6.078% due 12/31/49 ~ §	4,105,000	3,816,377
Societe Generale (France)
5.922% due 07/05/59 ~ §	3,880,000	3,682,054
Standard Chartered PLC (United Kingdom)
6.409% due 01/01/99 † ~ §	3,900,000	3,604,520
SunTrust Preferred Capital I
5.853% due 12/12/99 §	3,025,000	2,970,931
Swiss Re Capital I LP (Switzerland)
6.854% due 05/25/99 ~ §	6,835,000	6,900,821
The Bank of New York Mellon Corp
5.246% due 06/29/10 §	7,500,000	7,462,028
The Bear Stearns Cos Inc
5.584% due 02/23/10 §	3,500,000	3,422,055
5.590% due 08/21/09 §	3,500,000	3,416,161
5.630% due 05/18/10 §	5,840,000	5,702,859
5.994% due 09/09/09 §	1,750,000	1,722,819
The Goldman Sachs Group Inc
5.298% due 06/28/10 §	4,500,000	4,464,846
5.300% due 06/23/09 §	2,675,000	2,667,012
5.625% due 01/15/17	1,165,000	1,132,351
5.950% due 01/15/27	4,570,000	4,341,084
6.750% due 10/01/37	3,935,000	3,945,054
The Hartford Financial Services Group Inc
5.550% due 08/16/08	2,500,000	2,506,348
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 ~ # §	4,600,000	4,694,484
7.640% due 03/31/56 # §	3,600,000	3,600,000
The Travelers Cos Inc
6.250% due 03/15/37 §	5,560,000	5,385,132
TRAINS
7.140% due 05/01/16 † ~	2,000,000	1,963,222
VTB 24 Capital PLC (Ireland)
6.540% due 12/07/09 §	6,500,000	6,412,575
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.956% due 08/01/08 ~ §	$5,200,000	$5,154,500
Wachovia Capital Trust III
5.800% due 09/15/99 §	5,725,000	5,690,976
Washington Mutual Inc
5.639% due 08/24/09 §	1,480,000	1,431,681
Washington Mutual Preferred Funding I
6.534% due 12/31/99 † ~ §	2,500,000	2,295,705
Washington Mutual Preferred Funding II
6.665% due 12/31/99 † ~ §	4,300,000	3,711,885
Washington Mutual Preferred Funding III
6.895% due 12/15/99 ~ §	4,800,000	4,505,510
WEA Finance LLC (Australia)
5.700% due 10/01/16 ~	5,275,000	5,111,428
Woori Bank (South Korea)
6.208% due 05/02/37 ~ §	3,710,000	3,505,163
XL Capital Ltd (Cayman)
6.500% due 12/31/99 §	5,105,000	4,776,447
ZFS Finance USA Trust II
6.450% due 12/15/65 ~ §	2,445,000	2,365,239

		395,582,497

Health Care - 0.84%

Community Health Systems Inc
8.875% due 07/15/15 † ~	1,540,000	1,590,050
CVS Caremark Corp
5.921% due 06/01/10 §	6,500,000	6,482,476
Fresenius Medical Care Capital Trust II
7.875% due 02/01/08	250,000	251,250
HCA Inc
9.250% due 11/15/16 ~	180,000	191,700
9.625% due 11/15/16 ~	2,045,000	2,188,150
UnitedHealth Group Inc
5.418% due 06/21/10 ~ §	5,525,000	5,531,613

		16,235,239

Integrated Oils - 1.69%

Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,681,022
Citic Resources Finance Ltd (United Kingdom)
6.750% due 05/15/14 ~	9,605,000	9,352,388
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,415,276
Nexen Inc (Canada)
6.400% due 05/15/37	2,500,000	2,437,300
Pemex Project Funding Master Trust
7.160% due 10/15/09 §	2,500,000	2,559,375
Petroleos de Venezuela SA (Venezuela)
5.500% due 04/12/37	13,175,000	8,135,563
Qatar Petroleum (Qatar)
5.579% due 05/30/11 ~	2,177,805	2,185,275
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
5.832% due 09/30/16 ~	3,920,000	4,018,223

		32,784,422

Materials & Processing - 0.33%

Equistar Chemicals LP
10.125% due 09/01/08	6,000	6,225
Georgia-Pacific Corp
7.700% due 06/15/15 †	280,000	280,000
Huntsman LLC
11.500% due 07/15/12	220,000	240,350
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	800,000	770,000
Nalco Co
7.750% due 11/15/11	275,000	281,875
8.875% due 11/15/13	830,000	875,650
Owens Corning Inc
7.000% due 12/01/36	2,490,000	2,430,768
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	225,000	234,000
PolyOne Corp
8.875% due 05/01/12 †	500,000	517,500
Terra Capital Inc
7.000% due 02/01/17	690,000	676,200

		6,312,568

Multi-Industry - 0.12%

Siemens Financieringsmaatschappij NV (Netherlands)
5.625% due 08/14/09 † ~ §	2,250,000	2,251,616
Producer Durables - 0.64%

ACCO Brands Corp
7.625% due 08/15/15	410,000	393,600
John Deere Capital Corp
5.440% due 07/16/10 §	10,000,000	10,010,710
K. Hovnanian Enterprises Inc
8.625% due 01/15/17 †	485,000	402,550
United Technologies Corp
5.691% due 06/01/09 §	1,500,000	1,500,599

		12,307,459

Technology - 0.84%

Freescale Semiconductor Inc
9.125% due 12/15/14 † ~	445,000	413,850
Hewlett-Packard Co
5.754% due 06/15/10 §	11,000,000	10,954,548
L-3 Communications Corp
5.875% due 01/15/15	835,000	805,775
6.375% due 10/15/15	400,000	395,000
NXP BV (Netherlands)
9.500% due 10/15/15	885,000	827,475
Open Solutions Inc
9.750% due 02/01/15 ~	525,000	507,938
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	975,000	955,500
SunGard Data Systems Inc
9.125% due 08/15/13	650,000	679,250
10.250% due 08/15/15 †	725,000	761,250

		16,300,586

Utilities - 3.29%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,423,610
America Movil SAB de CV (Mexico)
5.300% due 06/27/08 ~ §	2,000,000	2,000,400
AT&T Inc
5.648% due 05/15/08 §	2,000,000	2,000,340
AT&T Wireless Services Inc
7.875% due 03/01/11	1,000,000	1,082,821
8.750% due 03/01/31	1,000,000	1,269,626
BellSouth Corp
4.200% due 09/15/09	4,200,000	4,137,823
5.658% due 08/15/08 §	1,900,000	1,898,607
Comcast Corp
5.660% due 07/14/09 §	3,050,000	3,036,174
6.950% due 08/15/37	2,830,000	2,979,996
Consolidated Communications IL
9.750% due 04/01/12	395,000	400,925
Cricket Communications Inc
9.375% due 11/01/14	550,000	558,250
Dobson Cellular Systems Inc
8.375% due 11/01/11	175,000	186,594
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Dominion Resources Inc
5.150% due 07/15/15	$4,500,000	$4,284,886
Intelsat Bermuda Ltd (Bermuda)
9.250% due 06/15/16	200,000	208,500
Kinder Morgan Energy Partners LP
6.500% due 02/01/37	2,980,000	2,861,190
MetroPCS Wireless Inc
9.250% due 11/01/14 ~	430,000	440,750
Midamerican Energy Holdings Co
6.125% due 04/01/36	3,175,000	3,092,431
6.500% due 09/15/37 ~	2,400,000	2,433,958
Pacificorp
6.250% due 10/15/37	2,370,000	2,367,038
Qwest Communications International Inc
9.058% due 02/15/09 §	303,000	307,545
Sprint Nextel Corp
6.000% due 12/01/16	5,920,000	5,696,135
Tampa Electric Co
6.550% due 05/15/36	2,000,000	2,062,222
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	7,625,000	7,715,753
5.888% due 06/19/09 §	3,500,000	3,497,690
Time Warner Cable Inc
6.550% due 05/01/37 ~	1,565,000	1,540,181
TXU Electric Delivery Co
6.069% due 09/16/08 ~ §	2,450,000	2,425,642
Verizon Communications Inc
5.350% due 02/15/11 †	2,700,000	2,725,280

		63,634,367

Total Corporate Bonds & Notes (Cost $648,350,657)		636,566,592

MORTGAGE-BACKED SECURITIES - 72.86%

Collateralized Mortgage Obligations - 25.02%

American Home Mortgage Assets
5.321% due 09/25/46 " §	8,911,713	8,767,540
Arran Residential Mortgages Funding PLC (United Kingdom)
5.430% due 04/12/56 ~ " §	2,325,000	2,309,775
Banc of America Commercial Mortgage Inc
5.867% due 04/10/49 " §	23,600,000	23,856,043
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 "	4,000,000	3,857,224
5.895% due 09/11/38 " §	6,625,000	6,759,560
5.902% due 06/13/40 " §	28,020,000	28,144,521
Bear Stearns Mortgage Funding Trust
5.311% due 07/25/37 " §	10,859,076	10,426,533
Citigroup Commercial Mortgage Trust
5.914% due 03/15/49 " §	2,220,000	2,264,233
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/49 "	6,125,000	6,009,290
5.617% due 10/15/48 "	4,750,000	4,781,160
Commercial Mortgage Pass-Through Certificates
5.962% due 06/10/46 " §	5,000,000	5,116,336
Countrywide Alternative Loan Trust
5.301% due 01/25/37 " §	8,825,000	8,623,999
5.321% due 07/25/46 " §	6,790,842	6,598,961
5.341% due 04/25/47 " §	17,547,291	16,967,770
5.381% due 09/25/47 " §	9,871,922	9,852,641
5.696% due 07/20/46 " §	16,776,897	16,415,491
5.706% due 09/20/46 " §	7,554,978	7,401,843
6.500% due 09/25/36 "	6,806,130	6,908,479
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/40 "	8,000,000	7,878,886
5.542% due 01/15/49 " §	20,000,000	19,903,310
5.811% due 09/15/39 " §	14,000,000	13,915,580
6.021% due 06/15/38 " §	3,330,000	3,418,137
Downey Savings & Loan Association Mortgage Loan Trust
5.793% due 10/19/45 " §	6,250,761	6,111,448
Fannie Mae
6.500% due 09/25/33 - 01/25/34 “ ±	13,945,125	14,200,164
Fannie Mae (IO)
2.369% due 04/25/32 " §	22,751,000	1,941,645
5.500% due 01/01/36 "	21,541,417	5,693,769
First Horizon Alternative Mortgage Securities
6.000% due 08/25/36 "	4,338,840	4,357,747
Freddie Mac
5.000% due 10/15/34 "	13,273,897	12,403,735
Freddie Mac (IO)
1.348% due 05/15/36 " §	15,346,477	1,385,959
1.398% due 02/15/36 - 05/15/36 " § ±	101,524,114	9,351,501
1.448% due 09/15/29 - 08/15/35 " § ±	14,201,911	947,180
1.948% due 08/15/36 " §	6,318,764	589,966
Greenpoint Mortgage Funding Trust
5.311% due 01/25/37 " §	4,732,901	4,579,190
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	4,025,000	3,985,232
GS Mortgage Securities Corp II
5.993% due 08/10/45 " §	14,000,000	14,266,162
Harborview Mortgage Loan Trust
5.653% due 03/19/38 " §	3,859,386	3,765,866
5.683% due 07/19/46 " §	5,423,673	5,178,646
5.693% due 09/19/37 " §	18,000,000	17,661,317
5.703% due 05/19/47 " §	2,823,112	2,761,932
IndyMac INDA Mortgage Loan Trust
5.964% due 09/25/36 " §	1,324,541	1,322,595
Indymac Index Mortgage Loan Trust
5.301% due 01/25/37 " §	4,782,053	4,690,567
5.311% due 02/25/37 " §	4,468,558	4,369,685
5.351% due 04/25/46 " §	3,537,830	3,469,924
5.371% due 06/25/37 " §	7,823,073	7,552,114
5.391% due 06/25/35 " §	7,922,054	7,742,392
5.431% due 08/25/35 " §	5,043,878	4,943,273
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/40 "	4,000,000	3,954,197
5.430% due 02/15/40 "	11,000,000	10,874,938
6.081% due 06/15/38 " §	1,575,000	1,624,087
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.873% due 09/15/21 ~ " §	2,677,080	2,666,908
Lehman Mortgage Trust
6.000% due 05/25/37 "	3,568,666	3,544,689
Merrill Lynch Mortgage Trust
5.843% due 05/12/39 " §	6,005,000	6,107,018
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.485% due 03/12/51 " §	2,580,000	2,555,928
Morgan Stanley Capital I
5.332% due 12/15/43 "	3,990,000	3,931,390
5.364% due 03/15/44 "	6,025,000	5,922,704
5.447% due 02/12/44 " §	3,175,000	3,139,030
Permanent Master Issuer PLC (United Kingdom)
5.400% due 10/15/15 " §	5,375,000	5,356,489
Residential Accredit Loans Inc
5.291% due 02/25/37 " §	2,363,264	2,305,449
5.321% due 04/25/46 " §	5,222,054	5,082,782
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
5.341% due 04/25/46 " §	$1,970,152	$1,904,766
6.000% due 11/25/36 "	6,320,446	6,351,539
Residential Asset Securitization Trust
6.000% due 08/25/36 "	4,110,034	4,084,533
Structured Asset Mortgage Investments Inc
5.311% due 06/25/36 " §	6,268,778	6,108,662
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	7,000,000	6,867,606
6.011% due 06/15/45 " §	2,195,000	2,268,039
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 07/25/36 "	2,372,214	2,382,571
Washington Mutual Mortgage Pass-Through Certificates
5.401% due 12/25/45 " §	3,682,104	3,603,449
Wells Fargo Mortgage-Backed Securities Trust
5.500% due 05/25/37 "	6,316,911	6,297,069
6.000% due 06/25/37 - 08/25/37 " ±	23,722,554	23,573,870

		483,957,034

Fannie Mae - 29.01%

4.500% due 10/16/37 "	17,600,000	16,951,000
5.000% due 10/01/37 - 11/13/37 " ±	76,415,000	74,003,791
5.500% due 10/11/37 - 10/16/37 " ±	88,415,000	87,645,880
6.000% due 10/11/37 - 11/19/37 " ±	132,540,000	133,713,412
6.500% due 10/11/37 "	154,045,000	156,861,097
7.000% due 06/01/26 - 11/13/37 " ±	89,237,052	92,103,844

		561,279,024

Freddie Mac - 14.84%

5.000% due 10/11/37 "	115,325,000	110,009,209
5.418% due 06/01/37 " §	1,136,189	1,126,660
5.452% due 07/01/37 " §	2,148,816	2,133,531
5.500% due 10/01/37 "	27,760,000	27,183,119
5.562% due 06/01/37 " §	10,953,610	10,909,691
5.596% due 06/01/37 " §	1,473,343	1,469,224
5.842% due 11/01/36 " §	7,430,469	7,493,692
5.874% due 01/01/37 " §	1,906,715	1,917,001
6.000% due 10/11/37 "	92,850,000	92,951,578
6.500% due 10/11/37 "	31,315,000	31,877,699

		287,071,404

Government National Mortgage Association - 3.99%

6.000% due 10/18/37 "	26,345,000	26,513,766
6.500% due 10/18/37 "	49,565,000	50,656,967

		77,170,733

Total Mortgage-Backed Securities (Cost $1,409,659,735)		1,409,478,195

ASSET-BACKED SECURITIES - 14.88%

Accredited Mortgage Loan Trust
5.281% due 09/25/36 " §	3,500,000	3,374,519
American Express Credit Account Master Trust
5.743% due 12/17/12 " §	11,000,000	10,936,424
AmeriCredit Automobile Receivables Trust
5.370% due 10/06/09 "	4,112,860	4,111,577
Asset-Backed Securities Corp Home Equity
5.271% due 07/25/36 " §	2,500,000	2,348,438
5.551% due 05/25/35 " §	3,000,000	2,726,872
Bank of America Credit Card Trust
5.983% due 11/15/11 " §	3,000,000	2,930,708
Capital One Auto Finance Trust
5.030% due 04/15/12 "	15,000,000	14,985,945
5.070% due 07/15/11 "	7,000,000	6,990,158
Capital One Prime Auto Receivables Trust
5.430% due 02/15/10 "	5,000,000	5,009,375
Citibank Credit Card Issuance Trust
5.490% due 05/21/12 " §	20,000,000	19,897,384
6.039% due 01/09/12 " §	3,775,000	3,649,364
Citigroup Mortgage Loan Trust Inc
5.201% due 05/25/37 " §	4,554,777	4,534,849
5.281% due 08/25/36 " §	2,000,000	1,930,195
5.311% due 03/25/37 " §	4,500,000	4,275,000
5.906% due 05/25/36 " §	144,317	144,034
Countrywide Asset-Backed Certificates
5.191% due 11/25/37 " §	18,981,708	18,824,024
5.281% due 04/25/46 " §	5,000,000	4,902,504
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 " §	3,818,952	3,800,912
DaimlerChrysler Auto Trust
5.380% due 03/08/11 "	3,200,000	3,219,002
First Franklin Mortgage Loan Asset-Backed Certificates
5.281% due 05/25/36 " §	6,250,000	5,932,494
Ford Credit Auto Owner Trust
5.420% due 07/15/09 "	1,348,564	1,348,775
5.420% due 04/15/10 "	4,000,000	4,008,611
GE Dealer Floorplan Master Note Trust
5.506% due 04/20/11 " §	2,250,000	2,208,916
GSAA Trust
5.291% due 07/25/36 " §	3,500,000	3,388,984
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 "	3,250,000	3,268,788
5.420% due 02/15/10 "	1,313,532	1,313,737
Helios Finance LP (Cayman)
6.210% due 10/20/14 ~ " §	4,000,000	3,861,640
Home Equity Asset Trust
5.561% due 02/25/36 " §	2,000,000	1,903,552
Household Automotive Trust
5.300% due 11/17/11 "	4,250,000	4,262,654
5.610% due 06/17/09 "	162,728	162,728
Lehman XS Trust
5.391% due 02/25/46 " §	16,007,397	15,652,992
Long Beach Mortgage Loan Trust
5.451% due 08/25/36 " §	2,000,000	1,400,593
MASTR Asset-Backed Mortgages Securities Trust
5.421% due 04/25/36 " §	3,000,000	2,440,295
Merrill Lynch First Franklin Mortgage Loan Trust
5.311% due 06/25/37 " §	15,000,000	14,058,855
Morgan Stanley Asset-Backed Securities Capital I
5.281% due 06/25/36 " §	5,250,000	5,135,528
Nationstar NIM Trust (Cayman)
8.000% due 06/25/37 ~ "	1,732,153	1,610,902
Nelnet Student Loan Trust
5.350% due 04/27/20 " §	2,718,475	2,719,972
Option One Mortgage Loan Trust
5.221% due 04/25/37 " §	4,609,634	4,580,596
5.381% due 07/25/37 " §	6,000,000	5,332,931
Residential Asset Mortgage Products Inc
5.541% due 11/25/35 " §	2,000,000	1,924,680
Residential Asset Securities Corp
5.281% due 06/25/36 " §	7,000,000	6,709,182
5.541% due 11/25/35 " §	3,820,000	3,662,113
Soundview Home Equity Loan Trust
5.281% due 06/25/36 " §	5,000,000	4,812,876
5.341% due 06/25/37 " §	11,355,000	11,007,341
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
5.451% due 07/25/36 " §	$3,500,000	$2,505,832
5.731% due 01/25/37 " §	2,625,000	1,939,096
Structured Asset Securities Corp
5.281% due 07/25/36 " §	2,500,000	2,415,915
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 "	14,000,000	14,037,080
5.410% due 08/12/11 "	6,500,000	6,507,111
UPFC Auto Receivables Trust
5.460% due 06/15/10 "	4,500,000	4,508,539
USAA Auto Owner Trust
5.370% due 02/15/12 "	5,500,000	5,533,206
Wachovia Auto Loan Owner Trust
5.280% due 04/20/10 ~ "	1,920,820	1,920,520
5.350% due 05/20/10 ~ "	2,234,012	2,234,012
Washington Mutual Asset-Backed Certificates
5.221% due 05/25/37 " §	6,265,392	6,218,718
5.391% due 06/25/37 " §	7,000,000	6,702,500
Wells Fargo Home Equity Trust
5.281% due 01/25/37 " §	2,000,000	1,949,745

Total Asset-Backed Securities (Cost $295,627,155)		287,773,293

U.S. GOVERNMENT AGENCY ISSUES - 6.50%

Fannie Mae
6.000% due 05/15/11 †	31,500,000	33,100,862
7.250% due 01/15/10 †	35,000,000	37,154,845
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17	8,400,000	8,406,355
Federal Home Loan Bank
5.750% due 05/15/12	5,000,000	5,242,220
Freddie Mac
4.625% due 12/19/08 †	14,500,000	14,520,982
4.875% due 02/17/09 †	13,600,000	13,675,140
5.250% due 04/18/16 †	9,400,000	9,611,500
6.750% due 03/15/31 †	3,400,000	4,085,831

Total U.S. Government Agency Issues (Cost $123,765,850)		125,797,735

U.S. TREASURY OBLIGATIONS - 4.66%

U.S. Treasury Bonds - 2.38%

4.750% due 02/15/37	1,730,000	1,706,619
5.375% due 02/15/31	15,670,000	16,779,154
6.125% due 08/15/29 †	6,325,000	7,380,491
6.625% due 02/15/27 †	10,095,000	12,270,947
8.000% due 11/15/21 †	6,000,000	7,915,314

		46,052,525

U.S. Treasury Notes - 2.28%

4.125% due 08/31/12 †	18,165,000	18,096,899
4.250% due 11/30/07 †	250,000	250,176
4.500% due 02/15/09 ‡	3,025,000	3,046,508
4.500% due 05/15/10 † ‡	12,715,000	12,878,909
4.625% due 12/31/11 ‡	7,460,000	7,592,885
4.625% due 07/31/12 †	2,080,000	2,116,889

		43,982,266

Total U.S. Treasury Obligations (Cost $88,813,005)		90,034,791

FOREIGN GOVERNMENT BONDS & NOTES - 3.04%

Republic of Argentina (Argentina)
5.389% due 08/03/12 §	4,400,000	2,463,271
7.000% due 10/03/15	4,150,000	3,403,000
Republic of Brazil (Brazil)
12.250% due 03/06/30	1,990,000	3,432,750
Republic of Guatemala (Guatemala)
9.250% due 08/01/13	3,040,000	3,496,000
10.250% due 11/08/11	3,000,000	3,465,000
Republic of Venezuela (Venezuela)
9.375% due 01/13/34	10,880,000	11,369,600
Russian Federation Government Bond (Russia)
12.750% due 06/24/28	2,385,000	4,257,778
Ukraine Government Bond (Ukraine)
6.580% due 11/21/16	1,050,000	1,063,125
6.580% due 11/21/16 ~	6,005,000	6,102,209
6.875% due 03/04/11	1,585,000	1,633,089
7.650% due 06/11/13	1,225,000	1,310,811
8.693% due 08/05/09 §	585,000	615,911
United Kingdom Gilt (United Kingdom)
4.500% due 12/07/42	GBP3,175,000	6,426,945
United Mexican States (Mexico)
6.060% due 01/13/09 §	$3,450,000	3,468,112
8.000% due 09/24/22	5,200,000	6,323,200

Total Foreign Government Bonds & Notes (Cost $59,773,902)		58,830,801

PURCHASED OPTIONS - 0.45% (See note (e) to Notes to Schedule of Investments) (Cost $7,246,301)		8,717,052

SHORT-TERM INVESTMENTS - 11.97%

Commercial Paper - 8.36%

Barton Capital Corp LLC
5.220% due 10/17/07	29,500,000	29,431,560
Clipper Receivables Corp
5.250% due 10/26/07	29,500,000	29,392,448
Crown Point Capital Co
5.250% due 11/05/07	31,750,000	31,587,943
Edison Asset Securitization Corp
5.650% due 10/15/07	18,500,000	18,459,351
Three Pillars Funding
5.220% due 10/24/07	29,000,000	28,903,285
Ticonderoga Funding LLC
6.200% due 10/10/07	24,000,000	23,962,800

		161,737,387

Time Deposit - 3.61%

State Street Bank
3.850% due 10/01/07	69,809,000	69,809,000

Total Short-Term Investments (Cost $231,546,387)		231,546,387

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 147.27% (Cost $2,864,782,992)		2,848,744,846

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.66%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $186,928,963)	186,928,963	$186,928,963

TOTAL INVESTMENTS - 156.93% (Cost $3,051,711,955)		3,035,673,809

OTHER ASSETS & LIABILITIES, NET - (56.93%)		(1,101,258,126)

NET ASSETS - 100.00%		$1,934,415,683

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of September 30, 2007 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 11/13/37	$31,000,000	$30,346,086
6.500% due 11/13/37	3,615,000	3,677,698
Government National Mortgage Association 5.500% due 10/19/36	13,625,000	13,435,531

Total Investments sold short (Proceeds $47,623,979)		$47,459,315

(c) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	GBP	3,291,900	11/07	($66,914)

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(d) Securities with an approximate aggregate market value of $4,579,881 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Japanese Government 10-Year Bonds (12/07)	4	JPY400,000,000	$(12,663)
U.S. Treasury 2-Year Notes (12/07)	760	$152,000,000	1,497
U.S. Treasury 5-Year Notes (12/07)	173	17,300,000	484
U.S. Treasury 10-Year Notes (12/07)	410	41,000,000	(286,960)

Short Futures Outstanding
10-Year Interest Rate Swap (12/07)	27	2,700,000	12,159
Eurodollar (12/07)	189	189,000,000	12,920
Eurodollar (03/08)	185	185,000,000	(66,980)
Eurodollar (06/08)	185	185,000,000	(107,079)
Eurodollar (09/08)	76	76,000,000	(39,768)
Eurodollar (12/08)	76	76,000,000	13,057
Eurodollar (03/09)	76	76,000,000	(41,806)
Eurodollar (06/09)	76	76,000,000	(31,231)
Eurodollar (09/09)	27	27,000,000	1,939
United Kingdom Gilt 10-Year Notes (12/07)	76	GBP7,600,000	122,387
U.S. Treasury 10-Year Notes (12/07)	2,129	$212,900,000	(322,813)
U.S. Treasury 10-Year Notes (03/08)	33	3,300,000	6,611

			$(738,246)

(e) Purchased options outstanding as of September 30, 2007 were as follows:
Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Cost	Value

Citigroup	Put - CME Eurodollar (10/07)	$94.88	10/12/07	501	$120,490	$9,394
Citigroup	Put - CME Eurodollar 1-Year Mid-Curve Futures (10/07)	95.63	10/12/07	359	125,377	76,287
Citigroup	Put - CME Eurodollar 1-Year Mid-Curve Futures (10/07)	95.75	10/12/07	359	189,552	134,625
Citigroup	Put - CBOT 30-Day Federal Funds (11/07)	94.75	11/30/07	538	23,979	5,605
Citigroup	Call - CME Eurodollar (12/07)	95.00	12/17/07	171	58,226	114,356
Citigroup	Call - CME Eurodollar (03/08)	95.75	03/17/08	250	94,500	103,125
Greenwich Capital	Put - CME Eurodollar (12/08)	95.50	12/15/08	302	265,156	265,760

					$877,280	$709,152

Interest Rate Swaption

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Barclays	Call - OTC 1-Year Interest Rate Swap	Pay	4.200%	02/28/08	$757,956,000	$2,217,021	$2,600,277

Receiver/Payer Straddle on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Cost	Value

Deutsche Bank	Call & Put - OTC 10-Year Interest Rate Swap (1)	5.720%	05/24/27	$80,000,000	$4,152,000	$5,407,623

(1)	The portfolio would pay or receive a floating rate based on 3-month USD-LIBOR, if exercised.
(f) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	2,887	$488,777
Call Options Written	17,508,663	5,771,317
Put Options Written	27,031	6,043,086
Call Options Expired	(1,954)	(376,841)
Put Options Expired	(3,439)	(661,412)
Call Options Repurchased	(4,229)	(1,542,122)
Put Options Repurchased	(23,170)	(5,006,300)

Outstanding, September 30, 2007	17,505,789	$4,716,505

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2007:
Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Put - CME Eurodollar 1-Year Mid-Curve Futures (10/07)	$95.38	10/12/07	718	$60,671	$31,412
Citigroup	Put - CME Eurodollar 1-Year Mid-Curve Futures (10/07)	95.50	10/12/07	718	128,871	76,287
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures (12/07)	111.00	11/20/07	535	316,105	200,625
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures (12/07)	112.00	11/20/07	1,127	396,013	228,922
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures (12/07)	114.00	11/20/07	701	224,717	54,766
Citigroup	Put - CME Eurodollar (12/07)	94.75	12/17/07	501	123,747	53,231
Citigroup	Call - CME Eurodollar (12/07)	95.38	12/17/07	171	20,862	42,750
Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Note Futures (02/08)	107.50	02/22/08	227	238,420	234,094
Merrill Lynch	Put - CBOT U.S. Treasury 10-Year Note Futures (03/08)	108.00	02/22/08	110	126,509	135,773
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures (03/08)	111.00	02/22/08	429	327,209	348,491
Citigroup	Call - CME Eurodollar 1-Year Mid-Curve Futures (10/07)	95.75	03/17/08	250	123,137	165,625
Greenwich Capital	Call - CME Eurodollar (12/07)	95.50	12/15/08	302	399,244	400,150

					$2,485,505	$1,972,126

Receiver/Payer Straddle on Swaptions

		Exercise	Expiration	Notional
Counterparty	Description	Rate	Date	Amount	Premium	Value

Deutsche Bank	Call & Put - OTC 30-Year Interest Rate Swap (1)	5.750%	05/24/12	$17,500,000	$2,231,000	$2,724,220

(1)	The portfolio would pay or receive a floating rate based on 3-month USD-LIBOR, if exercised.
(h) Swap agreements outstanding as of September 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	VTB Capital SA 6.250% due 06/30/35	Sell	0.400%	03/20/08	$4,000,000	$6,491
Deutsche Bank	Gazprom Capital 8.625% due 04/28/34	Sell	0.390%	04/20/08	5,880,000	(8,211)
Deutsche Bank	Banca Italease SPA 4.336% due 02/08/12	Sell	0.850%	06/20/08	18,000,000	(317,033)
Deutsche Bank	Countrywide Financial 5.625% due 09/20/08	Sell	4.000%	09/20/08	17,900,000	(13,605)
Deutsche Bank	RSHB Capital SA 7.175% due 05/16/13	Sell	0.730%	03/20/09	8,300,000	24,349
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	(128,263)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	(70,754)
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.015%)	12/20/11	8,650,000	(96,133)
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.205%)	12/20/11	8,830,000	(161,718)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	(59,171)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	(59,418)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(369,015)
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.150%	03/20/12	10,000,000	(818,017)
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.350%	03/20/12	880,000	(65,807)
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Buy	(0.440%)	04/20/12	6,480,000	58,699
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.810%)	04/20/12	7,800,000	(9,948)
Deutsche Bank	Republic of Columbia 10.375% due 01/28/33	Buy	(0.914%)	04/20/12	9,750,000	64,846
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	1.590%	04/20/12	6,480,000	(15,251)
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	1.620%	04/20/12	9,750,000	(675,981)
Deutsche Bank	Republic of Argentina 8.280% due 12/31/33	Sell	1.960%	04/20/12	7,800,000	(524,221)
Deutsche Bank	Petroleos de Venezuela SA 5.375% due 04/12/27	Sell	2.585%	05/20/12	5,200,000	(303,039)
Deutsche Bank	Petroleos de Venezuela SA 5.500% due 04/12/37	Sell	2.600%	05/20/12	440,000	(25,662)
Deutsche Bank	Dow Jones CDX NA IG HVOL Index	Buy	(0.350%)	06/20/12	63,000,000	1,246,025
Deutsche Bank	Republic of Brazil 12.250% due 06/20/12	Buy	(0.732%)	06/20/12	12,630,000	37,946
Deutsche Bank	Republic of Columbia 10.375% due 06/20/12	Buy	(0.830%)	06/20/12	24,550,000	290,869
Deutsche Bank	Dow Jones CDX NA EM Index	Buy	(1.250%)	06/20/12	50,000,000	(815,969)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	1.385%	06/20/12	6,420,000	(80,322)
Deutsche Bank	Republic of Argentina 8.280% due 12/31/33	Sell	2.140%	06/20/12	17,280,000	(815,560)
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	2.170%	06/20/12	24,550,000	(2,490,768)
Deutsche Bank	Republic of Brazil 12.250% due 03/06/30	Buy	(0.713%)	07/20/12	5,260,000	(22,858)
Deutsche Bank	Republic of Argentina 8.250% due 12/31/33	Sell	2.327%	07/20/12	5,260,000	311,596
Barclays	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.530%	08/20/12	9,700,000	172,003
Deutsche Bank	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.655%	08/20/12	7,320,000	90,731
Barclays	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.680%	08/20/12	4,050,000	45,877
Deutsche Bank	Republic of Kazakhstan 11.125% due 08/20/12	Sell	0.710%	08/20/12	3,460,000	34,761
Deutsche Bank	Republic of Brazil 12.250% due 08/20/12	Buy	(0.890%)	08/20/12	5,820,000	(15,641)
Deutsche Bank	Republic of Argentina 8.280% due 08/20/12	Sell	3.080%	08/20/12	5,820,000	181,472
Deutsche Bank	Republic of Brazil 12.250% due 09/20/12	Sell	0.850%	09/20/12	4,500,000	2,211
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	Russian Federation 7.500% due 03/31/30	Sell	0.865%	09/20/12	$12,170,000	($93,789)
Deutsche Bank	Republic of Peru 8.750% due 11/21/33	Sell	1.020%	05/20/17	14,000,000	(215,242)
Deutsche Bank	Republic of Peru 8.750% due 11/21/33	Sell	1.080%	05/20/17	7,320,000	76,731
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	2.060%	05/20/17	9,500,000	(245,348)

						($5,872,137)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Barclays	3-Month USD-LIBOR	Receive	4.650%	03/03/10	$171,803,000	$533,471
Barclays	3-Month USD-LIBOR	Pay	4.700%	03/03/10	371,398,000	(465,065)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.218%	08/13/12	60,000,000	(890,460)
Deutsche Bank	3-Month USD-LIBOR	Pay	4.932%	09/10/12	54,415,000	(88,969)
Deutsche Bank	3-Month USD-LIBOR	Pay	4.876%	09/17/12	18,725,000	16,105
Deutsche Bank	3-Month USD-LIBOR	Pay	4.925%	10/01/12	24,700,000	—
Deutsche Bank	3-Month USD-LIBOR	Pay	5.479%	08/13/17	34,000,000	(730,085)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.195%	09/10/17	30,710,000	40,943
Deutsche Bank	3-Month USD-LIBOR	Pay	5.147%	09/17/17	10,535,000	(115,898)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.271%	10/01/17	13,900,000	—
Deutsche Bank	3-Month USD-LIBOR	Pay	5.630%	05/29/32	5,000,000	(128,249)

						$(1,828,207)

Price-Lock Swaps

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Price-Lock	Date	Amount	(Depreciation)

Deutsche Bank	Fannie Mae 5.000% due 05/01/37 (2)	$95.21	10/04/07	$118,305,000	$355,532
Deutsche Bank	Fannie Mae 5.500% 05/01/37 (2)	98.14	10/04/07	316,250,000	(308,572)
Deutsche Bank	Fannie Mae 6.000% 04/01/37 (2)	100.23	10/04/07	52,650,000	(28,768)
Deutsche Bank	Fannie Mae 6.000% 04/01/37 (2)	100.45	10/04/07	67,700,000	(190,242)
Deutsche Bank	Fannie Mae 6.500% due 04/01/37 (2)	101.46	10/04/07	186,565,000	(567,950)
Deutsche Bank	Fannie Mae 5.500% 02/01/22 (2)	100.29	10/09/07	7,050,000	(38,769)
Deutsche Bank	U.S. Treasury Note 4.000% due 08/31/09 (2)	99.84	10/24/07	100,000,000	298,968
Deutsche Bank	U.S. Treasury Note 4.000% due 08/31/09 (2)	100.06	10/24/07	220,000,000	188,197
Deutsche Bank	Fannie Mae 6.000% 04/01/37 (2)	99.96	11/06/07	62,700,000	114,477

					$(177,127)

(2) The portfolio pays the excess of the price-lock over the market price or receives the excess of the market price over the price-lock.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.98%

Autos & Transportation - 3.60%

C.H. Robinson Worldwide Inc †	549,335	$29,823,397
Canadian National Railway Co (Canada)	329,064	18,756,648
FedEx Corp	117,410	12,298,698
Union Pacific Corp	86,170	9,742,380

		70,621,123

Consumer Discretionary - 18.06%

Avon Products Inc	484,695	18,190,603
eBay Inc * †	323,145	12,609,118
Electronic Arts Inc *	488,245	27,336,838
Esprit Holdings Ltd + (Bermuda)	1,164,100	18,445,314
Google Inc ‘A’ *	52,505	29,784,511
Harrah’s Entertainment Inc	164,800	14,326,064
Industria de Diseno Textil SA + (Spain)	294,206	19,886,667
Lamar Advertising Co ‘A’ †	298,285	14,607,016
Liberty Global Inc ‘A’ * †	260,806	10,698,262
Liberty Global Inc ‘C’ * †	276,906	10,705,186
Liberty Media Corp — Interactive ‘A’ * †	516,145	9,915,145
LVMH Moet Hennessy Louis Vuitton SA + (France)	81,174	9,717,101
Melco PBL Entertainment (Macau) Ltd ADR * † (Cayman)	669,395	11,045,018
News Corp ‘A’	1,158,465	25,474,645
Nordstrom Inc † ⌂	667,555	31,301,654
Publishing & Broadcasting Ltd † + (Australia)	650,711	11,352,598
Sony Corp + (Japan)	299,965	14,419,469
Staples Inc	810,800	17,424,092
Station Casinos Inc †	110,865	9,698,470
Yahoo! Inc * †	1,257,845	33,760,560
YAMADA-DENKI Co Ltd + (Japan)	32,360	3,186,934

		353,885,265

Consumer Staples - 6.54%

Altria Group Inc	164,891	11,464,872
Reckitt Benckiser PLC + (United Kingdom)	428,672	25,130,970
Tesco PLC + (United Kingdom)	736,080	6,597,783
The Coca-Cola Co	361,360	20,767,359
The Procter & Gamble Co	771,185	54,245,153
Whole Foods Market Inc †	203,195	9,948,427

		128,154,564

Energy - 4.02%

Apache Corp † ⌂	109,885	9,896,243
NRG Energy Inc * † ⌂	1,288,695	54,498,912
Valero Energy Corp ⌂	215,095	14,450,082

		78,845,237

Financial Services - 14.85%

American Express Co	317,355	18,841,366
American International Group Inc	359,660	24,330,999
Berkshire Hathaway Inc ‘B’ *	4,943	19,534,736
CME Group Inc †	32,595	19,144,673
Fannie Mae	390,960	23,774,278
Hang Lung Properties Ltd + (Hong Kong)	2,936,000	13,108,409
JPMorgan Chase & Co	1,170,138	53,615,723
Merrill Lynch & Co Inc	167,600	11,946,528
Moody’s Corp †	135,785	6,843,564
NewAlliance Bancshares Inc † ⌂	730,639	10,725,781
Paychex Inc	258,855	10,613,055
Sanlam Ltd + (South Africa)	2,956,291	9,583,219
SLM Corp	166,530	8,271,545
T. Rowe Price Group Inc †	176,485	9,828,450
The Blackstone Group LP * †	258,180	6,475,154
The Western Union Co	485,070	10,171,918
UBS AG (NYSE) (Switzerland)	355,930	18,953,272

UBS AG (XVTX) + (Switzerland)	282,687	15,188,113

		290,950,783

Health Care - 13.34%

Alcon Inc (Switzerland)	82,960	11,939,603
Amylin Pharmaceuticals Inc * †	196,220	9,811,000
Celgene Corp *	313,815	22,378,148
Coventry Health Care Inc * †	631,860	39,308,011
CVS Caremark Corp	1,103,332	43,725,047
Genzyme Corp *	171,715	10,639,461
Gilead Sciences Inc * †	578,305	23,635,325
Merck & Co Inc	625,905	32,353,030
Roche Holding AG + (Switzerland)	296,501	53,688,055
Takeda Pharmaceutical Co Ltd + (Japan)	196,600	13,787,743

		261,265,423

Integrated Oils - 4.67%

Electromagnetic GeoServices AS * † + (Norway)	312,885	5,186,231
EnCana Corp (NYSE) (Canada)	184,890	11,435,447
Exxon Mobil Corp	671,070	62,114,239
Hess Corp	190,275	12,658,996

		91,394,913

Materials & Processing - 7.98%

Archer-Daniels-Midland Co †	465,275	15,391,297
Ball Corp	300,895	16,173,106
Monsanto Co	437,535	37,514,251
Precision Castparts Corp	283,125	41,896,838
Shin-Etsu Chemical Co Ltd + (Japan)	142,400	9,797,050
Syngenta AG + (Switzerland)	164,819	35,658,707

		156,431,249

Multi-Industry - 2.77%

General Electric Co	1,309,235	54,202,329

Producer Durables - 7.63%

BAE Systems PLC + (United Kingdom)	1,297,006	13,033,669
Crown Castle International Corp * †	526,320	21,384,382
Emerson Electric Co	263,805	14,039,702
KLA-Tencor Corp †	325,255	18,142,724
Lockheed Martin Corp	180,650	19,598,718
NVR Inc * †	10,945	5,146,886
The Boeing Co	553,925	58,156,586

		149,502,667

Technology - 15.55%

Adobe Systems Inc *	290,115	12,666,421
Akamai Technologies Inc * †	73,590	2,114,241
Apple Inc *	278,525	42,764,729
Cisco Systems Inc *	437,465	14,484,466
Corning Inc	841,200	20,735,580
EMC Corp *	1,455,225	30,268,680
Hewlett-Packard Co	546,550	27,212,724
Marvell Technology Group Ltd * † (Bermuda)	362,865	5,940,100
Nokia OYJ ADR (Finland)	391,625	14,854,336
Oracle Corp *	1,116,500	24,172,225
QUALCOMM Inc	676,020	28,568,605
Research In Motion Ltd * (Canada)	214,290	21,118,280
Samsung Electronics Co Ltd + (South Korea)	19,595	12,261,354
Texas Instruments Inc	1,231,410	45,057,292
VMware Inc ‘A’ * †	28,135	2,391,475

		304,610,508

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Utilities - 1.97%

America Movil SAB de CV ‘L’ ADR (Mexico)	317,405	$20,313,920
NeuStar Inc ‘A’ * †	534,020	18,311,546

		38,625,466

Total Common Stocks (Cost $1,495,424,595)		1,978,489,527

	Principal Amount

SHORT-TERM INVESTMENTS - 1.79%

Time Deposit - 1.59%

State Street Bank 3.850% due 10/01/07	$31,127,000	31,127,000

U.S. Treasury Bills - 0.20%

3.620% due 10/25/07	2,699,000	2,693,011
4.166% due 01/24/08	1,004,000	992,014
4.530% due 11/23/07	236,000	234,743

		3,919,768

Total Short-Term Investments (Cost $35,044,187)		35,046,768

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 102.77% (Cost $1,530,468,782)		2,013,536,295

	Shares

SECURITIES LENDING COLLATERAL - 11.84%

The Mellon GSL DBT II Collateral Fund 5.468% ∆ (Cost $232,009,147)	232,009,147	232,009,147

TOTAL INVESTMENTS - 114.61% (Cost $1,762,477,929)		2,245,545,442

OTHER ASSETS & LIABILITIES, NET - (14.61%)		(286,298,953)

NET ASSETS - 100.00%		$1,959,246,489

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $290,029,386, or 14.80% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
(c) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

		Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	CHF	16,635,000	11/07	$(546,008)
Sell	CHF	11,800,000	02/08	(323,281)
Sell	EUR	3,300,000	10/07	(249,954)
Sell	EUR	5,600,000	02/08	(344,988)
Sell	GBP	4,700,000	10/07	(142,116)
Sell	KRW	2,300,000,000	10/07	(72,872)
Sell	KRW	700,000,000	02/08	(10,579)

				$(1,689,798)

(d) The amount of $1,977,150 in cash was segregated with the broker(s)/custodian to cover written call option contracts as of September 30, 2007.
(e) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	6,650	$308,092
Call Options Written	11,690	546,210
Put Options Written	6,763	370,777
Call Options Exercised	(444)	(36,835)
Call Options Expired	(13,911)	(511,275)
Put Options Expired	(8,128)	(308,174)
Call Options Repurchased	(313)	(92,423)
Put Options Repurchased	(625)	(126,248)

Outstanding, September 30, 2007	1,682	$150,124

(f) Premiums received and value of written options outstanding as of September 30, 2007:

	Number of
Description	Contracts	Premium	Value

Put - CBOE NRG Energy Inc Strike @ $35.00 Exp. 10/20/07 Counterparty: Goldman Sachs	235	$7,990	$4,700
Put - CBOE Nordstrom Inc Strike @ $40.00 Exp. 10/20/07 Counterparty: Goldman Sachs	235	4,465	2,350
Put - CBOE Nordstrom Inc Strike @ $45.00 Exp. 10/20/07 Counterparty: Goldman Sachs	176	17,953	13,200
Call - CBOE Apache Corp Strike @ $95.00 Exp. 10/20/07 Counterparty: Goldman Sachs	249	29,133	18,675
Put - CBOE NewAlliance Bancshares Inc Strike @ $12.50 Exp. 11/17/07 Counterparty: Goldman Sachs	177	5,133	1,770
Put - CBOE Nordstrom Inc Strike @ $40.00 Exp. 01/19/08 Counterparty: Goldman Sachs	235	26,291	27,025
Call - CBOE Valero Energy Corp Strike @ $100.00 Exp. 01/19/08 Counterparty: Goldman Sachs	375	59,159	1,875

		$150,124	$69,595

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.74%

Materials & Processing - 1.74%

Cia Vale do Rio Doce ‘A’ (Brazil)	215,642	$6,158,679

Total Preferred Stocks (Cost $2,116,443)		6,158,679

COMMON STOCKS - 95.66%

Autos & Transportation - 1.24%

FedEx Corp †	41,920	4,391,120

Consumer Discretionary - 16.19%

CoStar Group Inc * †	89,774	4,798,420
Focus Media Holding Ltd ADR * † (Cayman)	172,435	10,004,679
Lamar Advertising Co ‘A’ †	70,475	3,451,161
News Corp ‘A’	135,200	2,973,048
Nordstrom Inc †	124,955	5,859,140
Sony Corp + (Japan)	204,630	9,836,667
VistaPrint Ltd * † (Bermuda)	353,710	13,218,143
Yahoo! Inc * †	265,410	7,123,604

		57,264,862

Consumer Staples - 3.93%

Davide Campari-Milano SPA + (Italy)	867,824	8,906,853
Reckitt Benckiser PLC + (United Kingdom)	85,375	5,005,124

		13,911,977

Financial Services - 15.79%

Assurant Inc †	95,530	5,110,855
CapitalSource Inc REIT †	604,519	12,235,465
CME Group Inc †	9,460	5,556,331
MarketAxess Holdings Inc * †	223,775	3,356,625
National Financial Partners Corp †	204,770	10,848,715
The Goldman Sachs Group Inc	64,590	13,999,237
UBS AG (XVTX) + (Switzerland)	87,755	4,714,871

		55,822,099

Health Care - 16.01%

Celgene Corp * †	149,460	10,657,993
Dade Behring Holdings Inc	457,890	34,959,902
Intuitive Surgical Inc * †	47,906	11,018,380

		56,636,275

Integrated Oils - 2.30%

Hess Corp	122,420	8,144,603

Materials & Processing - 1.94%

Galaxy Entertainment Group Ltd * + (Hong Kong)	3,172,000	3,503,616
Mobile Mini Inc *	138,390	3,343,502

		6,847,118

Producer Durables - 10.85%

ABB Ltd + (Switzerland)	748,089	19,624,324
Crown Castle International Corp * †	343,810	13,969,000
Desarrolladora Homex SAB de CV ADR * (Mexico)	85,940	4,769,670

		38,362,994

Technology - 17.91%

Apple Inc *	106,285	16,318,999
Corning Inc	279,195	6,882,157
Cypress Semiconductor Corp * †	226,775	6,624,098
Equinix Inc * †	65,480	5,807,421
NAVTEQ Corp * †	67,450	5,259,076
QUALCOMM Inc	111,765	4,723,189
Research In Motion Ltd * (Canada)	91,835	9,050,339
Trimble Navigation Ltd * †	221,270	8,675,997

		63,341,276

Utilities - 9.50%

America Movil SAB de CV ‘L’ ADR (Mexico)	231,565	14,820,160
Cellcom Israel Ltd (Israel)	107,085	2,604,307
GVT Holding SA * (Brazil)	105,225	2,238,830
NeuStar Inc ‘A’ * †	233,560	8,008,772
Time Warner Telecom Inc ‘A’ * †	270,095	5,933,987

		33,606,056

Total Common Stocks (Cost $234,897,103)		338,328,380

	Principal Amount

SHORT-TERM INVESTMENT - 1.99%

Time Deposit - 1.99%

State Street Bank 3.850% due 10/01/07	$7,036,000	7,036,000

Total Short-Term Investment (Cost $7,036,000)		7,036,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.39% (Cost $244,049,546)		351,523,059

	Shares

SECURITIES LENDING COLLATERAL - 30.08%

The Mellon GSL DBT II Collateral Fund 5.468% ∆ (Cost $106,377,833)	106,377,833	106,377,833

TOTAL INVESTMENTS - 129.47% (Cost $350,427,379)		457,900,892

OTHER ASSETS & LIABILITIES, NET — (29.47%)		(104,237,906)

NET ASSETS - 100.00%		$353,662,986

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $51,591,455, or 14.59% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.19%

Health Care - 0.19%

Akorn Inc * + ◊ Exp. 03/08/11	50,750	$144,744
ConjuChem Biotechnologies Inc * + ◊ (Canada) Exp. 11/28/09	635,000	7,653
Cytori Therapeutics Inc * + ◊ Exp. 02/28/12	33,925	52,546
Lev Pharmaceuticals Inc * + ◊ Exp. 08/17/12	116,000	47,848

		252,791

Total Warrants (Cost $60,172)		252,791

COMMON STOCKS - 94.73%

Financial Services - 1.07%

CIGNA Corp	26,100	1,390,869

Health Care - 92.27%

Abbott Laboratories †	69,100	3,705,142
ACADIA Pharmaceuticals Inc *	34,800	523,740
Acorda Therapeutics Inc *	81,200	1,490,020
Aetna Inc	48,300	2,621,241
Akorn Inc * †	152,300	1,140,727
Alcon Inc (Switzerland)	16,600	2,389,072
Allos Therapeutics Inc * †	444,500	2,111,375
Allscripts Healthcare Solutions Inc * †	158,300	4,278,849
Amicus Therapeutics Inc *	57,400	959,154
Antisoma PLC * + (United Kingdom)	655,500	519,618
Antisoma PLC * + ~ (United Kingdom)	288,500	228,695
Array BioPharma Inc * †	100,300	1,126,369
athenahealth Inc *	12,400	420,484
Baxter International Inc	20,100	1,131,228
BioMarin Pharmaceutical Inc * †	155,500	3,871,950
BioMimetic Therapeutics Inc *	24,900	332,166
Cardiome Pharma Corp * (Canada)	97,500	920,400
Cephalon Inc *	35,800	2,615,548
Cerner Corp * †	45,600	2,727,336
ConjuChem Biotechnologies Inc * (Canada)	35,000	14,251
ConjuChem Biotechnologies Inc * ~ (Canada)	1,218,500	496,147
Cytori Therapeutics Inc *	67,850	407,100
Eclipsys Corp * †	80,600	1,879,592
Elan Corp PLC ADR * (Ireland)	223,300	4,698,232
Genentech Inc * †	33,000	2,574,660
Gilead Sciences Inc * †	115,200	4,708,224
Hologic Inc *	20,200	1,232,200
Humana Inc *	37,700	2,634,476
Impax Laboratories Inc *	248,500	2,904,965
Incyte Corp *	292,000	2,087,800
Insulet Corp *	12,500	271,875
InterMune Inc *	136,700	2,615,071
Keryx Biopharmaceuticals Inc * †	108,700	1,080,478
KV Pharmaceutical Co ‘A’ * †	32,400	926,640
Lev Pharmaceuticals Inc *	580,000	899,000
McKesson Corp	41,000	2,410,390
Medco Health Solutions Inc * ⌂	24,100	2,178,399
Mentor Corp †	32,800	1,510,440
Merck & Co Inc	41,100	2,124,459
Mylan Laboratories Inc †	43,100	687,876
Novartis AG ADR (Switzerland)	30,400	1,670,784
NxStage Medical Inc * †	80,600	1,167,894
Onyx Pharmaceuticals Inc * † ⌂	73,500	3,198,720
Orexigen Therapeutics Inc * †	53,300	704,093
Perrigo Co	58,000	1,238,300
Pharmion Corp * †	68,600	3,165,204
Progenics Pharmaceuticals Inc * †	112,400	2,485,164
Regeneron Pharmaceuticals Inc *	106,900	1,902,820
ResMed Inc * †	38,400	1,646,208
Roche Holding AG ADR (Switzerland)	42,700	3,858,060
Savient Pharmaceuticals Inc *	130,000	1,891,500
Schering-Plough Corp	166,900	5,279,047
Shire PLC ADR (United Kingdom)	34,700	2,567,106
Spectrum Pharmaceuticals Inc *	100,000	422,000
St. Jude Medical Inc * †	40,100	1,767,207
Stryker Corp	13,100	900,756
Techne Corp *	7,000	441,560
Teva Pharmaceutical Industries Ltd ADR (Israel)	34,000	1,511,980
Vanda Pharmaceuticals Inc * †	116,100	1,614,951
Vertex Pharmaceuticals Inc * †	42,100	1,617,061
WellPoint Inc *	16,000	1,262,720
WuXi PharmaTech Inc ADR * (Cayman)	600	16,920
Wyeth	98,400	4,383,720
XenoPort Inc * †	72,400	3,406,420
Xtent Inc * †	11,700	99,450

		119,675,034

Technology - 1.39%

Varian Inc * †	28,300	1,800,163

Total Common Stocks (Cost $98,423,038)		122,866,066

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.24%

Time Deposit - 4.24%

State Street Bank
3.850% due 10/01/07	$5,496,000	5,496,000

Total Short-Term Investment (Cost $5,496,000)		5,496,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.16% (Cost $103,979,210)		128,614,857

	Shares
SECURITIES LENDING COLLATERAL - 28.55%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $37,021,943)	37,021,943	37,021,943

TOTAL INVESTMENTS - 127.71% (Cost $141,001,153)		165,636,800

OTHER ASSETS & LIABILITIES, NET - (27.71%)		(35,936,994)

NET ASSETS - 100.00%		$129,699,806

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $1,001,104, or 0.77% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c) Restricted securities as of September 30, 2007, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$144,744	0.11%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,422	7,653	0.00%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,750	52,546	0.04%
Lev Pharmaceuticals Inc Warrants (Exp. 08/17/12) 08/14/07	—	47,848	0.04%

	$60,172	$252,791	0.19%

(d) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	—	$—
Call Options Written	258	62,113
Call Options Repurchased	(36)	(5,679)

Outstanding, September 30, 2007	222	$56,434

(e) Premiums received and value of written options outstanding as of September 30, 2007:

	Number of
Description	Contracts	Premium	Value

Call - CBOE Onyx Pharmaceuticals Inc Strike @ $45.00 Exp. 10/20/07 Counterparty: Morgan Stanley	140	$41,579	$28,000
Call - CBOE Medco Health Solutions Inc Strike @ $90.00 Exp. 10/20/07 Counterparty: Morgan Stanley	82	14,855	19,188

		$56,434	$47,188

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.95%

Autos & Transportation - 0.83%

YRC Worldwide Inc * †	1,378,100	$37,649,692

Consumer Discretionary - 16.40%

Brinker International Inc	689,178	18,911,044
Cintas Corp	2,476,200	91,867,020
Darden Restaurants Inc †	1,946,800	81,493,048
Foot Locker Inc †	4,939,300	75,719,469
Hanesbrands Inc *	357,090	10,019,945
Idearc Inc †	2,278,500	71,704,395
J.C. Penney Co Inc	778,000	49,301,860
Liz Claiborne Inc †	3,085,500	105,925,215
Pacific Sunwear of California Inc * †	2,863,100	42,373,880
R.H. Donnelley Corp * †	1,154,186	64,657,500
Republic Services Inc	1,563,050	51,127,366
Royal Caribbean Cruises Ltd (Liberia)	1,624,600	63,408,138
The Talbots Inc †	1,156,400	20,815,200

		747,324,080

Consumer Staples - 6.14%

Coca-Cola Enterprises Inc †	3,867,700	93,675,694
Constellation Brands Inc ‘A’ * †	2,601,000	62,970,210
Pilgrim’s Pride Corp †	1,351,000	46,920,230
Smithfield Foods Inc * †	2,422,800	76,318,200

		279,884,334

Energy - 8.40%

BJ Services Co †	2,553,400	67,792,770
Foundation Coal Holdings Inc †	1,446,900	56,718,480
Massey Energy Co †	2,658,100	57,999,742
Patterson-UTI Energy Inc †	2,650,000	59,810,500
Pride International Inc * †	1,382,000	50,512,100
Sunoco Inc †	606,500	42,928,070
The Williams Cos Inc	1,377,100	46,904,026

		382,665,688

Financial Services - 18.82%

AmeriCredit Corp * †	1,731,500	30,439,770
Ameriprise Financial Inc	929,800	58,679,678
Aon Corp †	1,432,000	64,167,920
CBL & Associates Properties Inc REIT †	2,634,350	92,333,967
First Horizon National Corp †	1,470,541	39,204,623
Hudson City Bancorp Inc †	3,238,100	49,801,978
Huntington Bancshares Inc	3,311,000	56,220,780
Lincoln National Corp	1,527,263	100,753,547
Marsh & McLennan Cos Inc	1,882,609	48,006,530
Marshall & Ilsley Corp †	1,407,600	61,610,652
OneBeacon Insurance Group Ltd (Bermuda)	1,621,200	34,936,860
PartnerRe Ltd † (Bermuda)	893,092	70,545,337
Public Storage REIT †	497,000	39,089,050
RenaissanceRe Holdings Ltd (Bermuda)	947,500	61,975,975
Willis Group Holdings Ltd † (Bermuda)	1,223,800	50,102,372

		857,869,039

Health Care - 8.46%

Applera Corp-Applied Biosystems Group	1,849,800	64,077,072
Barr Pharmaceuticals Inc * †	1,735,410	98,762,183
Hospira Inc * †	1,834,500	76,040,025
Omnicare Inc †	1,931,600	63,993,908
Sepracor Inc * †	964,100	26,512,750
Warner Chilcott Ltd ‘A’ * † (Bermuda)	3,159,800	56,149,646

		385,535,584

Materials & Processing - 6.34%

Ball Corp	1,437,100	77,244,125
Bemis Co Inc	1,861,800	54,196,998
Louisiana-Pacific Corp †	3,314,300	56,243,671
Masco Corp †	2,965,600	68,712,952
USG Corp * †	863,100	32,409,405

		288,807,151

Multi-Industry - 2.94%

Fortune Brands Inc †	619,800	50,507,502
Textron Inc †	1,343,000	83,548,030

		134,055,532

Producer Durables - 10.76%

Centex Corp †	1,084,200	28,807,194
Covanta Holding Corp * †	2,729,100	66,890,241
D.R. Horton Inc †	2,750,400	35,232,624
Dover Corp †	1,982,500	101,008,375
Hubbell Inc ‘B’ †	1,379,600	78,802,752
Lexmark International Inc ‘A’ * †	1,727,300	71,734,769
Pitney Bowes Inc †	2,379,100	108,058,722

		490,534,677

Technology - 13.16%

Analog Devices Inc	1,398,100	50,555,296
Arrow Electronics Inc * †	1,513,700	64,362,524
Flextronics International Ltd * (Singapore)	10,789,000	120,621,020
Ingram Micro Inc ‘A’ *	4,671,800	91,613,998
QLogic Corp *	4,046,700	54,428,115
Seagate Technology (Cayman)	2,632,800	67,347,024
Sun Microsystems Inc *	13,422,900	75,302,469
Sybase Inc * †	3,277,300	75,803,949

		600,034,395

Utilities - 3.70%

Citizens Communications Co †	7,508,400	107,520,288
NeuStar Inc ‘A’ * †	1,779,100	61,005,339

		168,525,627

Total Common Stocks (Cost $4,312,647,925)		4,372,885,799

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.27%

Time Deposit - 6.27%

State Street Bank
3.850% due 10/01/07	$285,578,000	285,578,000

Total Short-Term Investment (Cost $285,578,000)		285,578,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 102.22% (Cost $4,598,225,925)		4,658,463,799

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.99%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $911,044,551)	911,044,551	$911,044,551

TOTAL INVESTMENTS - 122.21% (Cost $5,509,270,476)		5,569,508,350

OTHER ASSETS & LIABILITIES, NET — (22.21%)		(1,012,095,137)

NET ASSETS - 100.00%		$4,557,413,213

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.67%

Consumer Discretionary - 14.09%

Amazon.com Inc * †	298,775	$27,830,891
Coach Inc *	376,812	17,811,903
eBay Inc * †	549,951	21,459,088
Google Inc ‘A’ *	65,573	37,197,596
Guess? Inc	231,216	11,336,521
McDonald’s Corp	322,015	17,540,157

		133,176,156

Energy - 7.15%

National Oilwell Varco Inc *	110,705	15,996,872
Schlumberger Ltd (Netherlands)	266,612	27,994,260
Southwestern Energy Co *	232,004	9,709,367
XTO Energy Inc	225,020	13,915,237

		67,615,736

Financial Services - 14.89%

American Express Co	254,724	15,122,964
CME Group Inc †	36,358	21,354,871
Franklin Resources Inc	159,407	20,324,393
IntercontinentalExchange Inc * †	112,620	17,106,978
Jones Lang LaSalle Inc †	72,628	7,463,253
MasterCard Inc ‘A’ †	156,601	23,172,250
Nymex Holdings Inc †	89,175	11,608,802
T. Rowe Price Group Inc †	167,038	9,302,346
The Goldman Sachs Group Inc	70,792	15,343,458

		140,799,315

Health Care - 14.92%

Celgene Corp * †	193,423	13,792,994
CVS Caremark Corp	545,403	21,614,321
Gilead Sciences Inc * †	328,747	13,435,890
Merck & Co Inc	420,335	21,727,116
Schering-Plough Corp	719,638	22,762,150
St. Jude Medical Inc *	282,654	12,456,562
Stryker Corp †	213,912	14,708,589
Thermo Fisher Scientific Inc * †	356,630	20,584,684

		141,082,306

Materials & Processing - 10.49%

Freeport-McMoRan Copper & Gold Inc †	172,162	18,058,072
Jacobs Engineering Group Inc *	148,308	11,209,119
Monsanto Co	292,453	25,074,920
Precision Castparts Corp †	189,364	28,022,085
The Mosaic Co *	314,155	16,813,576

		99,177,772

Multi-Industry - 3.53%

Foster Wheeler Ltd * (Bermuda)	105,375	13,833,630
Textron Inc †	314,321	19,553,909

		33,387,539

Producer Durables - 4.85%

Deere & Co	72,077	10,697,668
Terex Corp *	151,004	13,442,376
The Boeing Co †	207,282	21,762,537

		45,902,581

Technology - 27.19%

Adobe Systems Inc *	522,407	22,808,290
Apple Inc *	265,847	40,818,148
Autodesk Inc * †	237,688	11,877,269
Cisco Systems Inc *	1,125,555	37,267,126
Dell Inc *	774,072	21,364,387
EMC Corp *	1,083,521	22,537,237
Hewlett-Packard Co	536,148	26,694,809
Intel Corp	857,587	22,177,200
Juniper Networks Inc * †	426,106	15,599,741
NVIDIA Corp * †	403,032	14,605,862
Oracle Corp *	883,539	19,128,619
VMware Inc ‘A’ * †	25,731	2,187,135

		257,065,823

Utilities - 1.56%

NII Holdings Inc * †	180,030	14,789,464

Total Common Stocks (Cost $803,809,517)		932,996,692

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.47%

Time Deposit - 1.47%

State Street Bank
3.850% due 10/01/07	$13,918,000	13,918,000

Total Short-Term Investment (Cost $13,918,000)		13,918,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.14% (Cost $817,727,517)		946,914,692

	Shares
SECURITIES LENDING COLLATERAL - 15.53%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $146,806,997)	146,806,997	146,806,997

TOTAL INVESTMENTS - 115.67% (Cost $964,534,514)		1,093,721,689

OTHER ASSETS & LIABILITIES, NET - (15.67%)		(148,189,704)

NET ASSETS - 100.00%		$945,531,985

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.45%

Australia - 0.42%

QBE Insurance Group Ltd +	453,085	$13,539,581

Austria - 1.09%

Erste Bank der Oesterreichischen Sparkassen AG +	457,057	34,837,045

Bermuda - 0.78%

Li & Fung Ltd +	5,885,200	24,881,052

Canada - 1.03%

Canadian National Railway Co	574,630	32,753,910

Czech Republic - 0.56%

Komercni Banka AS +	77,454	17,988,345

France - 20.71%

AXA SA +	1,598,388	71,582,497
Credit Agricole SA +	1,649,802	63,144,943
Gaz de France SA † +	609,280	31,634,114
Legrand SA +	1,084,113	36,431,418
L’Air Liquide SA +	397,373	53,137,182
L’Oreal SA +	127,980	16,756,248
LVMH Moet Hennessy Louis Vuitton SA +	822,287	98,433,563
Pernod-Ricard SA † +	286,090	62,230,379
Schneider Electric SA +	655,449	82,761,965
Societe Television Francaise 1 SA +	572,505	15,396,465
Suez SA +	487,860	28,669,593
Total SA +	958,700	77,686,281
Vivendi +	523,520	22,121,815

		659,986,463

Germany - 8.25%

Bayer AG +	1,080,047	85,691,764
Bayerische Motoren Werke AG † +	512,410	33,078,544
Continental AG +	98,164	13,611,214
E.ON AG +	352,854	65,028,414
Linde AG +	523,700	65,355,354

		262,765,290

India - 0.48%

Satyam Computer Services Ltd ADR	588,690	15,241,184

Indonesia - 0.41%

P.T. Bank Central Asia Tbk +	19,532,000	13,109,238

Italy - 1.44%

Assicurazioni Generali SPA +	383,867	16,872,253
Intesa Sanpaolo SPA +	3,773,818	29,094,603

		45,966,856

Japan - 17.90%

Aeon Credit Service Co Ltd +	1,115,500	11,954,424
Asahi Glass Co Ltd +	2,672,100	35,805,384
Bridgestone Corp +	1,155,900	25,445,535
Canon Inc +	1,564,800	84,914,488
FANUC Ltd +	285,500	28,983,554
Hirose Electric Co Ltd +	146,600	17,768,071
Inpex Holdings Inc +	3,427	35,066,344
Kao Corp +	3,258,700	97,133,375
Nintendo Co Ltd +	47,600	24,576,082
Nomura Holdings Inc +	2,550,300	42,427,040
OMRON Corp +	945,700	24,914,737
Ricoh Co Ltd +	1,882,900	39,627,478
The Shizuoka Bank Ltd +	1,749,700	16,936,148
Tokyo Gas Co Ltd +	4,072,500	18,902,617
Toyota Motor Corp +	1,125,900	65,867,794

		570,323,071

Netherlands - 2.86%

Heineken NV +	577,770	37,900,689
TNT NV +	1,268,030	53,121,700

		91,022,389

Singapore - 1.28%

Singapore Telecommunications Ltd +	15,133,680	40,882,135

South Korea - 1.55%

Samsung Electronics Co Ltd +	79,001	49,434,000

Spain - 0.91%

Banco Bilbao Vizcaya Argentaria SA +	1,229,848	28,846,213

Sweden - 0.69%

Telefonaktiebolaget LM Ericsson ‘B’ +	5,491,800	21,862,961

Switzerland - 16.32%

Actelion Ltd * +	337,465	18,674,271
Givaudan SA +	54,708	50,467,881
Julius Baer Holding AG +	618,109	46,144,867
Nestle SA +	339,638	152,256,515
Roche Holding AG +	618,336	111,963,391
Swiss Reinsurance Co +	667,031	59,318,296
UBS AG (XVTX) +	1,514,813	81,387,369

		520,212,590

Taiwan - 0.71%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,241,680	22,685,802

United Kingdom - 20.34%

BG Group PLC +	858,683	14,834,824
BHP Billiton PLC +	730,580	26,135,922
Diageo PLC +	3,042,886	66,719,252
GlaxoSmithKline PLC +	3,217,955	85,349,965
HSBC Holdings PLC (LI) +	2,261,870	41,771,048
Ladbrokes PLC +	3,853,468	33,993,450
NEXT PLC +	538,084	21,571,913
Reckitt Benckiser PLC +	1,633,068	95,738,894
Royal Dutch Shell PLC ‘A’ (LI) +	1,458,783	59,976,959
Smiths Group PLC +	2,260,479	49,438,391
Tesco PLC +	3,367,219	30,181,748
William Hill PLC +	4,726,837	62,111,247
WPP Group PLC +	4,470,049	60,312,821

		648,136,434

United States - 0.72%

Synthes Inc +	205,674	23,015,454

Total Common Stocks (Cost $2,679,301,063)		3,137,490,013

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.92%

Commercial Paper - 1.92%

AIG Funding Inc
4.700% due 10/01/07	$6,699,000	$6,699,000
American Express Credit Corp
5.200% due 10/01/07	54,578,000	54,578,000

		61,277,000

Total Short-Term Investments (Cost $61,277,000)		61,277,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.37% (Cost $2,740,578,063)		3,198,767,013

	Shares
SECURITIES LENDING COLLATERAL - 2.11%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $67,167,384)	67,167,384	67,167,384

TOTAL INVESTMENTS - 102.48% (Cost $2,807,745,447)		3,265,934,397

OTHER ASSETS & LIABILITIES, NET - (2.48%)		(78,978,760)

NET ASSETS - 100.00%		$3,186,955,637

Notes to Schedule of Investments

(a) As of September 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	18.48%
Consumer Discretionary	14.98%
Consumer Staples	13.96%
Health Care	10.19%
Technology	8.67%
Materials & Processing	7.25%
Autos & Transportation	7.02%
Integrated Oils	5.89%
Utilities	5.81%
Producer Durables	4.65%
Short-Term Investments & Securities Lending Collateral	4.03%
Multi-Industry	1.55%

102.48%
Other Assets & Liabilities, Net	(2.48%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $3,066,809,117, or 96.23% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.79%

Autos & Transportation - 9.52%

Arkansas Best Corp	166,700	$5,444,422
ArvinMeritor Inc †	307,900	5,178,878
Frontline Ltd (Bermuda)	130,800	6,315,024
Genco Shipping & Trading Ltd †	127,900	8,381,287
General Maritime Corp †	175,700	4,903,787
SkyWest Inc †	255,800	6,438,486
Thor Industries Inc †	156,500	7,040,935
Tidewater Inc †	60,900	3,826,956
Tsakos Energy Navigation Ltd (Bermuda)	95,000	6,688,950
Werner Enterprises Inc †	316,700	5,431,405

		59,650,130

Consumer Discretionary - 6.96%

Asbury Automotive Group Inc †	298,600	5,915,266
Belo Corp ‘A’ †	265,000	4,600,400
Brown Shoe Co Inc †	95,850	1,859,490
CKE Restaurants Inc †	332,500	5,389,825
Ethan Allen Interiors Inc †	176,300	5,763,247
Kellwood Co †	226,800	3,866,940
Kelly Services Inc ‘A’ †	291,331	5,771,267
The Cato Corp ‘A’ †	202,850	4,146,254
World Fuel Services Corp †	154,900	6,321,469

		43,634,158

Consumer Staples - 6.00%

Pilgrim’s Pride Corp †	170,900	5,935,357
Ruddick Corp †	173,000	5,802,420
Sensient Technologies Corp †	220,900	6,377,383
The J.M. Smucker Co †	126,800	6,773,656
Universal Corp †	128,200	6,275,390
Weis Markets Inc	151,300	6,458,997

		37,623,203

Energy - 8.97%

Berry Petroleum Co ‘A’ †	211,300	8,365,367
Cabot Oil & Gas Corp †	166,400	5,850,624
Cimarex Energy Co †	174,500	6,500,125
Holly Corp †	109,600	6,557,368
Lufkin Industries Inc †	117,600	6,470,352
Penn Virginia Corp †	200,400	8,813,592
St. Mary Land & Exploration Co	221,900	7,915,173
Western Refining Inc †	140,800	5,713,664

		56,186,265

Financial Services - 21.23%

Advance America Cash Advance Centers Inc †	464,900	4,960,483
AMCORE Financial Inc †	132,800	3,309,376
American Equity Investment Life Holding Co †	513,200	5,465,580
BancorpSouth Inc †	243,300	5,912,190
Bank of Hawaii Corp †	126,900	6,706,665
CBL & Associates Properties Inc REIT †	185,200	6,491,260
Cullen/Frost Bankers Inc	120,000	6,014,400
Delphi Financial Group Inc ‘A’ †	153,848	6,218,536
Equity One Inc REIT †	232,400	6,321,280
First Industrial Realty Trust Inc REIT †	155,700	6,052,059
FirstMerit Corp †	54,500	1,076,920
Fulton Financial Corp †	402,000	5,780,760
Healthcare Realty Trust Inc REIT †	190,600	5,081,396
Hilb Rogal & Hobbs Co †	96,000	4,159,680
HRPT Properties Trust REIT †	592,200	5,856,858
Infinity Property & Casualty Corp	135,100	5,433,722
Nationwide Health Properties Inc REIT †	200,400	6,038,052
Old National Bancorp †	359,205	5,952,027
Potlatch Corp REIT †	136,209	6,133,491
Provident Bankshares Corp †	200,500	6,281,665
RLI Corp †	106,700	6,052,024
Susquehanna Bancshares Inc †	286,600	5,760,660
Washington Federal Inc †	230,788	6,060,493
Whitney Holding Corp †	222,800	5,877,464

		132,997,041

Health Care - 3.31%

Invacare Corp †	250,500	5,856,690
Landauer Inc †	44,200	2,252,432
Owens & Minor Inc †	158,200	6,025,838
West Pharmaceutical Services Inc †	159,200	6,632,272

		20,767,232

Materials & Processing - 20.97%

Acuity Brands Inc †	102,000	5,148,960
Agnico-Eagle Mines Ltd (Canada)	136,800	6,812,640
Albany International Corp ‘A’ †	150,800	5,653,492
Barnes Group Inc †	231,300	7,383,096
Cleveland-Cliffs Inc †	91,300	8,031,661
Commercial Metals Co	181,800	5,753,970
Corn Products International Inc †	138,400	6,348,408
Ennis Inc †	327,200	7,211,488
Harsco Corp	97,000	5,749,190
IAMGOLD Corp † (Canada)	886,300	7,684,221
Lennox International Inc	166,700	5,634,460
Methanex Corp (Canada)	263,200	6,685,280
Mueller Industries Inc †	165,300	5,973,942
Quanex Corp †	153,900	7,230,222
Royal Gold Inc †	250,800	8,213,700
RPM International Inc †	269,100	6,444,945
Simpson Manufacturing Co Inc †	174,300	5,551,455
The Lubrizol Corp †	88,600	5,764,316
Universal Forest Products Inc †	62,400	1,865,760
WD-40 Co †	198,400	6,773,376
Westlake Chemical Corp †	216,700	5,489,011

		131,403,593

Multi-Industry - 1.87%

Lancaster Colony Corp †	147,200	5,618,624
Teleflex Inc †	77,900	6,069,968

		11,688,592

Producer Durables - 8.47%

Applied Industrial Technologies Inc †	234,100	7,217,303
Briggs & Stratton Corp †	112,000	2,820,160
Crane Co †	137,000	6,571,890
Curtiss-Wright Corp †	64,200	3,049,500
Kennametal Inc	93,400	7,843,732
Lincoln Electric Holdings Inc †	87,000	6,752,070
Regal-Beloit Corp †	138,400	6,627,976
Technitrol Inc †	230,100	6,201,195
Tektronix Inc	216,800	6,014,032

		53,097,858

Technology - 1.83%

DRS Technologies Inc †	148,200	8,168,784
Park Electrochemical Corp †	97,500	3,274,050

		11,442,834

Utilities - 9.66%

Atmos Energy Corp †	228,800	6,479,616
Cleco Corp †	287,200	7,257,544
Energen Corp	98,400	5,620,608
National Fuel Gas Co †	109,700	5,135,057
Southwest Gas Corp †	172,400	4,877,196
UGI Corp	231,200	6,006,576
USA Mobility Inc *	368,800	6,221,656
Vectren Corp †	229,100	6,252,139
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Westar Energy Inc †	261,700	$6,427,352
WGL Holdings Inc †	184,700	6,259,483

		60,537,227

Total Common Stocks (Cost $516,939,067)		619,028,133

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.72%

Time Deposit - 1.72%

State Street Bank
3.850% due 10/01/07	$10,768,000	10,768,000

Total Short-Term Investment (Cost $10,768,000)		10,768,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.51% (Cost $527,707,067)		629,796,133

	Shares
SECURITIES LENDING COLLATERAL - 33.53%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $210,084,120)	210,084,120	210,084,120

TOTAL INVESTMENTS - 134.04% (Cost $737,791,187)		839,880,253

OTHER ASSETS & LIABILITIES, NET - (34.04%)		(213,285,366)

NET ASSETS - 100.00%		$626,594,887

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	18,332	$202

Total Warrants (Cost $0)		202

PREFERRED STOCKS - 1.28%

Integrated Oils - 0.45%

Petroleo Brasileiro SA (Brazil)	67,470	2,184,585

Materials & Processing - 0.83%

Cia Vale do Rio Doce ADR (Brazil)	142,160	4,044,452

Total Preferred Stocks (Cost $622,909)		6,229,037

COMMON STOCKS - 55.73%

Autos & Transportation - 0.54%

Navistar International Corp *	42,000	2,591,400

Consumer Discretionary - 14.80%

Costco Wholesale Corp †	165,700	10,169,009
eBay Inc *	118,210	4,612,554
Gemstar-TV Guide International Inc *	1,561	10,865
Google Inc ‘A’ *	3,200	1,815,264
Liberty Global Inc ‘A’ * †	347,945	14,272,704
Liberty Global Inc ‘C’ * †	352,864	13,641,722
Liberty Media Corp — Interactive ‘A’ *	193,740	3,721,745
Office Depot Inc *	128,400	2,647,608
Take-Two Interactive Software Inc *	1,046,049	17,866,517
Yahoo! Inc *	111,920	3,003,933

		71,761,921

Consumer Staples - 4.46%

Altria Group Inc	170,370	11,845,826
ConAgra Foods Inc	69,200	1,808,196
Loews Corp-Carolina Group	96,640	7,946,707

		21,600,729

Energy - 0.34%

Dynegy Inc ‘A’ * †	180,685	1,667,723

Financial Services - 9.21%

Ambac Financial Group Inc †	40,100	2,522,691
Bank of America Corp	59,752	3,003,733
Citigroup Inc	87,100	4,064,957
E*TRADE FINANCIAL Corp * †	195,390	2,551,793
Everest Re Group Ltd (Bermuda)	41,380	4,561,731
Freddie Mac	47,600	2,808,876
National Financial Partners Corp †	52,900	2,802,642
Platinum Underwriters Holdings Ltd (Bermuda)	90,800	3,265,168
UBS AG (XVTX) + (Switzerland)	196,745	10,570,650
Wachovia Corp	169,331	8,491,950

		44,644,191

Health Care - 6.73%

Abbott Laboratories	55,000	2,949,100
Beckman Coulter Inc †	36,250	2,673,800
Boston Scientific Corp *	135,690	1,892,875
deCODE genetics Inc * †	187,100	649,237
Human Genome Sciences Inc *	255,000	2,623,950
Medco Health Solutions Inc *	20,600	1,862,034
Novartis AG ADR (Switzerland)	98,860	5,433,346
Orexigen Therapeutics Inc * †	167,880	2,217,695
Skilled Healthcare Group Inc ‘A’ *	90,800	1,430,100
The Medicines Co *	179,580	3,198,320
Vanda Pharmaceuticals Inc * †	246,500	3,428,815
WellPoint Inc *	53,800	4,245,896

		32,605,168

Integrated Oils - 2.95%

BP PLC ADR (United Kingdom)	42,000	2,912,700
Exxon Mobil Corp	99,010	9,164,366
Petroleo Brasileiro SA ADR (Brazil)	29,600	2,234,800

		14,311,866

Materials & Processing - 1.50%

Carpenter Technology Corp	23,800	3,094,238
Texas Industries Inc †	14,560	1,142,960
The Lubrizol Corp	25,600	1,665,536
Vulcan Materials Co †	15,580	1,388,957

		7,291,691

Multi-Industry - 1.43%

Siemens AG ADR † (Germany)	50,400	6,917,400

Producer Durables - 4.65%

Orbital Sciences Corp * †	71,870	1,598,389
Sinomem Technology Ltd * + (Singapore)	959,000	859,940
Spirit Aerosystems Holdings Inc ‘A’ *	87,830	3,420,100
The Boeing Co	54,800	5,753,452
United Technologies Corp	135,560	10,909,869

		22,541,750

Technology - 8.52%

CA Inc	3,428	88,168
Cisco Systems Inc *	149,660	4,955,243
International Business Machines Corp †	37,910	4,465,798
Microsoft Corp	487,400	14,358,804
Novell Inc * †	547,040	4,179,386
QUALCOMM Inc	31,360	1,325,274
Synopsys Inc *	262,360	7,104,709
Texas Instruments Inc	131,250	4,802,437

		41,279,819

Utilities - 0.60%

The AES Corp *	145,800	2,921,832

Total Common Stocks (Cost $217,043,815)		270,135,490

Principal
Amount
CORPORATE BONDS & NOTES - 9.84%

Autos & Transportation - 0.12%

Hyundai Motor Manufacturing LLC
5.300% due 12/19/08 ~ ‡	$600,000	599,358

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Consumer Discretionary - 2.29%

AMFM Inc
8.000% due 11/01/08	$760,000	$772,528
Belo Corp
8.000% due 11/01/08	1,410,000	1,444,996
Caesars Entertainment Inc
7.500% due 09/01/09	1,135,000	1,163,888
CBS Corp
7.875% due 07/30/30	155,000	168,175
Clear Channel Communications Inc
6.250% due 03/15/11	725,000	665,089
CSC Holdings Inc
7.250% due 07/15/08	775,000	778,875
Dillard’s Inc
6.625% due 11/15/08 ‡	260,000	256,425
Eastman Kodak Co
3.625% due 05/15/08	124,000	120,900
EchoStar DBS Corp
5.750% due 10/01/08	1,215,000	1,218,038
Liberty Media LLC
7.750% due 07/15/09	895,000	917,683
7.875% due 07/15/09	275,000	284,401
MGM MIRAGE
6.000% due 10/01/09	1,225,000	1,221,938
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	287,000	287,000
The Gap Inc
10.050% due 12/15/08	171,000	180,701
Tribune Co
5.500% due 10/06/08	725,000	685,125
Univision Communications Inc
3.500% due 10/15/07	640,000	636,800
3.875% due 10/15/08	300,000	292,500

		11,095,062

Consumer Staples - 0.32%

Albertson’s Inc
8.000% due 05/01/31 †	845,000	861,928
Delhaize America Inc
9.000% due 04/15/31	577,000	690,252

		1,552,180

Energy - 0.38%

El Paso Corp
6.500% due 06/01/08	200,000	200,903
TEPPCO Partners LP
6.125% due 02/01/13	455,000	458,908
The Williams Cos Inc Credit Linked
Certificate Trust
6.750% due 04/15/09 ~	1,150,000	1,161,500

		1,821,311

Financial Services - 3.62%

Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 † §	2,130,000	1,854,166
Capmark Financial Group Inc
5.875% due 05/10/12 ~	550,000	501,388
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10	630,000	605,705
Ford Motor Credit Co LLC
9.750% due 09/15/10	1,930,000	1,970,202
General Motors Acceptance Corp
8.000% due 11/01/31	870,000	855,786
HBOS PLC (United Kingdom)
6.413% due 10/01/99 † ~ §	2,100,000	1,864,636
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	1,500,000	1,426,018
MBIA Inc
5.700% due 12/01/34 ‡	530,000	431,048
MetLife Inc
6.400% due 12/15/36 †	1,560,000	1,488,075
Popular North America Inc
4.700% due 06/30/09	1,335,000	1,330,182
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,215,000	1,495,067
SLM Corp
4.000% due 01/15/09	840,000	809,851
The Goldman Sachs Group Inc
6.345% due 02/15/34	1,690,000	1,579,520
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,345,198

		17,556,842

Integrated Oils - 0.49%

Buckeye Partners LP
4.625% due 07/15/13	1,130,000	1,063,612
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/13	780,000	785,378
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	359,021	344,112
Valero Logistics Operations LP
6.050% due 03/15/13	200,000	201,021

		2,394,123

Producer Durables - 0.65%

Centex Corp
5.800% due 09/15/09	655,000	645,112
D.R. Horton Inc
6.125% due 01/15/14	530,000	472,089
8.000% due 02/01/09	250,000	248,324
Lennar Corp
7.625% due 03/01/09	975,000	1,004,227
Pulte Homes Inc
4.875% due 07/15/09	420,000	392,351
Standard Pacific Corp
5.125% due 04/01/09	440,000	374,000

		3,136,103

Technology - 0.17%

NCR Corp
7.125% due 06/15/09	800,000	827,549

Utilities - 1.80%

AT&T Corp
6.000% due 03/15/09	52,000	52,692
AT&T Wireless Services Inc
7.875% due 03/01/11 ‡	360,000	389,816
Cox Enterprises Inc
4.375% due 05/01/08 ~	1,015,000	1,008,825
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	538,125
Kinder Morgan Energy Partners LP
7.300% due 08/15/33	605,000	635,817
Monongahela Power Co
7.360% due 01/15/10	970,000	1,026,218
Nextel Communications Inc
7.375% due 08/01/15	740,000	752,687
Progress Energy Inc
6.850% due 04/15/12	20,000	21,076
PSEG Funding Trust
5.381% due 11/16/07	660,000	659,072
Qwest Corp
5.625% due 11/15/08	126,000	126,472
Rogers Wireless Inc (Canada)
9.625% due 05/01/11	905,000	1,020,241
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
TXU Energy Co LLC
6.125% due 03/15/08	$740,000	$744,850
6.194% due 09/16/08 ~ §	800,000	801,390
Westar Energy Inc
7.125% due 08/01/09	920,000	938,808

		8,716,089

Total Corporate Bonds & Notes
(Cost $48,473,189)		47,698,617

MORTGAGE-BACKED SECURITIES - 35.07%

Collateralized Mortgage Obligations - 17.31%

Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 "	1,060,000	1,045,732
Banc of America Funding Corp
6.500% due 07/20/32 "	654,991	664,708
Banc of America Mortgage Securities Inc
4.718% due 07/25/35 " §	1,298,034	1,285,215
6.500% due 05/25/32 "	563,503	568,733
Bear Stearns Adjustable Rate Mortgage Trust
5.809% due 10/25/36 " §	709,500	714,320
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 "	1,371,332	1,339,901
Citigroup Mortgage Loan Trust Inc
5.900% due 07/25/36 " §	523,294	531,197
Citimortgage Alternative Loan Trust
5.531% due 10/25/36 " §	1,391,762	1,379,954
Countrywide Alternative Loan Trust
5.500% due 02/25/36 "	790,000	772,585
5.750% due 01/25/35 "	1,068,000	1,000,894
6.500% due 08/25/32 - 09/25/34 " ±	1,214,762	1,229,496
Countrywide Home Loan Mortgage
Pass-Through Trust
4.127% due 01/19/34 " §	939,272	942,755
5.002% due 03/25/35 " §	1,224,944	1,200,830
5.701% due 04/25/37 " §	1,282,710	1,282,825
Deutsche ALT-A Securities Inc
Alternate Loan Trust
5.961% due 06/25/36 " §	537,000	537,181
6.005% due 10/25/36 " §	978,777	975,696
6.360% due 07/25/36 " §	158,451	158,678
Fannie Mae
3.000% due 06/25/22 "	345,300	342,339
3.838% due 12/25/33 " §	189,235	174,738
4.047% due 05/25/35 " §	350,472	327,268
5.000% due 01/25/20 "	1,148,000	1,124,339
5.385% due 06/25/36 " §	1,792,226	1,782,008
5.500% due 04/25/23 - 07/25/36 " ±	5,263,000	5,148,194
5.752% due 03/25/36 " §	347,034	360,830
6.000% due 03/25/17 - 09/25/30 " ±	1,141,325	1,166,562
6.500% due 06/25/23 - 01/25/32 " ±	1,820,680	1,874,719
Fannie Mae (IO)
0.919% due 10/25/35 " §	2,553,384	112,788
1.569% due 02/25/35 - 12/25/36 " § ±	5,763,913	333,543
1.619% due 08/25/25 - 03/25/35 " § ±	7,072,998	410,451
1.969% due 11/25/30 " §	411,457	26,903
2.069% due 05/25/36 " §	4,104,463	342,108
2.486% due 12/18/32 " §	301,598	30,260
2.769% due 11/25/31 " §	991,429	110,661
2.819% due 01/25/32 " §	220,745	23,526
2.869% due 04/25/32 - 12/25/32 " § ±	2,376,507	231,479
2.969% due 03/25/32 - 12/25/33 " § ±	2,085,232	264,686
3.119% due 02/25/33 " §	558,000	65,810
5.500% due 06/25/33 - 01/01/34 " ±	4,425,888	959,600
6.000% due 10/01/33 - 08/01/35 " ±	5,866,946	1,445,294
6.500% due 02/01/32 - 02/01/33 " ±	3,014,653	752,362
6.500% due 02/01/33 " §	350,866	87,986
7.000% due 06/01/23 - 08/01/26 " ±	2,357,807	603,425
7.500% due 08/01/23 - 11/01/23 " ±	1,281,555	340,628
Fannie Mae (PO)
0.000% due 09/25/23 "	268,280	229,449
Fannie Mae Grantor Trust
7.000% due 11/25/31 "	759,781	788,425
Fannie Mae Whole Loan
7.000% due 02/25/44 "	1,566,779	1,631,347
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	500,000	499,232
Freddie Mac
3.291% due 06/15/34 " §	212,754	216,868
3.657% due 08/15/35 " §	113,439	117,700
6.000% due 04/15/30 "	9,940	9,920
6.153% due 06/15/29 - 01/15/33 " § ±	320,019	321,394
6.253% due 03/15/32 " §	127,756	128,702
6.353% due 12/15/32 " §	1,482,794	1,494,410
6.500% due 02/15/28 - 06/15/32 " ±	3,158,655	3,258,819
Freddie Mac (IO)
0.398% due 07/15/25 - 02/15/26 " § ±	2,487,896	103,370
0.948% due 01/15/35 " §	2,151,356	111,816
1.498% due 04/15/33 " §	558,762	32,823
1.898% due 07/15/26 - 03/15/29 " § ±	703,542	56,283
6.000% due 12/01/31 - 03/01/33 " ±	1,104,675	278,445
6.500% due 02/01/28 - 01/01/29 " ±	234,275	60,633
7.000% due 06/01/26 - 04/01/27 " ±	1,024,999	257,210
Freddie Mac (PO)
0.000% due 06/01/26 - 02/01/28 " ±	200,602	156,119
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 " ‡	1,899,000	1,876,937
4.433% due 07/10/39 "	640,000	634,133
4.853% due 07/10/45 "	620,000	617,291
GMAC Mortgage Corp Loan Trust
5.295% due 07/19/35 " §	1,457,548	1,449,309
5.500% due 09/25/34 "	730,000	690,492
Government National Mortgage Association (IO)
1.748% due 02/16/32 " §	553,743	44,123
1.848% due 01/16/27 " §	438,556	35,220
1.898% due 01/17/30 " §	376,271	27,608
1.948% due 12/16/26 " §	1,120,438	79,873
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 " ‡	930,000	916,875
5.117% due 04/10/37 "	670,000	671,650
5.381% due 03/10/39 "	2,080,000	2,086,386
GSR Mortgage Loan Trust
5.157% due 11/25/35 " §	2,068,847	2,063,350
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
JPMorgan Chase Commercial Mortgage
Securities Corp
4.575% due 07/15/42 "	$260,000	$256,939
4.790% due 10/15/42 "	880,000	873,862
5.481% due 12/12/44 " §	1,040,000	1,039,679
5.827% due 02/15/51 "	460,000	468,497
LB-UBS Commercial Mortgage Trust
4.885% due 09/15/30 "	730,000	728,311
5.318% due 02/15/40 "	860,000	861,607
MASTR Alternative Loans Trust
4.700% due 08/25/34 " §	208,602	207,954
6.000% due 07/25/34 "	895,034	897,076
MLCC Mortgage Investors Inc
6.009% due 06/25/37 " §	1,730,934	1,764,984
Morgan Stanley Mortgage Loan Trust
5.426% due 06/25/36 " §	490,000	485,059
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ "	1,620,000	1,709,552
Residential Accredit Loans Inc
5.750% due 01/25/33 - 04/25/37 " ±	1,097,026	1,100,573
6.000% due 05/25/36 - 09/25/36 " ±	1,373,184	1,373,327
Residential Asset Securitization Trust
6.000% due 09/25/36 "	1,033,816	1,037,410
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 "	1,490,000	1,481,994
Washington Mutual Alternative Mortgage
Pass-Through Certificates
6.000% due 02/25/37 "	1,869,483	1,890,782
Washington Mutual Mortgage
Pass-Through Certificates
5.704% due 06/25/37 " §	1,207,783	1,197,687
5.750% due 10/25/36 " §	1,892,578	1,884,002
6.134% due 08/25/36 " §	1,964,117	1,978,634
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/34 " §	347,817	341,503
4.525% due 04/25/35 " §	425,951	421,516
4.546% due 03/25/35 " §	257,047	254,382
4.995% due 12/25/34 " §	421,109	417,395
5.000% due 06/25/18 "	716,775	698,773
5.094% due 03/25/36 " §	388,535	387,458
5.095% due 03/25/36 " §	2,135,788	2,118,502
5.561% due 07/25/36 " §	846,690	842,868
5.646% due 07/25/36 " §	646,668	645,868
6.104% due 09/25/36 " §	1,529,041	1,548,432

		83,934,045

Fannie Mae - 14.86%

4.500% due 05/01/18 - 08/01/20 " ±	9,287,966	8,971,809
5.000% due 12/01/17 - 10/01/37 " ±	23,113,440	22,425,465
5.500% due 01/01/21 - 10/11/37 " ±	18,653,883	18,321,381
6.000% due 03/01/21 - 10/16/37 " ±	12,742,270	12,840,085
6.500% due 06/01/17 - 11/01/31 " ±	6,664,805	6,850,722
7.000% due 04/01/20 - 04/01/34 " ±	2,303,949	2,405,708
7.500% due 01/01/33 "	164,888	175,993
8.500% due 07/01/32 "	14,796	15,909

		72,007,072

Freddie Mac - 2.90%

4.500% due 05/01/19 - 07/01/19 " ±	1,790,820	1,725,998
5.000% due 08/01/33 - 12/01/34 " ±	2,210,957	2,118,000
6.000% due 04/01/17 - 03/01/33 " ±	1,868,412	1,894,040
6.500% due 04/01/18 - 04/01/34 " ±	2,460,790	2,526,320
7.000% due 04/01/28 - 12/01/34 " ±	5,577,181	5,785,001

		14,049,359

Total Mortgage-Backed Securities (Cost $170,392,342)		169,990,476

ASSET-BACKED SECURITIES - 1.89%

AESOP Funding II LLC
5.556% due 04/20/09 ~ " §	370,000	369,780
Argent Securities Inc
5.611% due 05/25/34 " §	778,579	768,888
Capital One Prime Auto Receivables Trust
5.773% due 04/15/11 " §	2,290,000	2,278,330
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	169,585
Citigroup Mortgage Loan Trust Inc
4.922% due 08/25/35 " §	121,895	121,629
5.536% due 03/25/36 " §	240,000	239,526
Countrywide Asset-Backed Certificates
4.657% due 02/25/36 " §	300,000	297,334
5.363% due 05/25/36 " §	230,000	227,746
5.382% due 05/25/36 " §	350,000	346,138
5.871% due 02/25/33 " §	18,836	17,856
Ford Credit Auto Owner Trust
3.480% due 11/15/08 "	36,207	36,183
Honda Auto Receivables Owner Trust
4.150% due 10/15/10 "	420,000	416,666
Household Home Equity Loan Trust
5.798% due 01/20/35 " §	365,663	356,966
Lehman XS Trust
5.180% due 08/25/35 " §	335,981	336,005
MBNA Credit Card Master Note Trust
7.103% due 03/15/16 " §	1,720,000	1,702,378
Option One Mortgage Loan Trust
5.231% due 07/25/36 " §	590,000	581,835
Popular ABS Mortgage Pass-Through Trust
4.415% due 04/25/35 " §	58,762	58,552
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 "	99,622	99,182
Structured Asset Investment Loan Trust
5.171% due 09/25/36 " §	472,701	468,904
Structured Asset Securities Corp
5.180% due 03/25/35 " §	287,782	288,238

Total Asset-Backed Securities (Cost $9,333,744)		9,181,721

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.13%

U.S. Treasury Bonds - 0.13%

4.750% due 02/15/37 †	$642,000	$633,323

Total U.S. Treasury Obligations (Cost $628,895)		633,323

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 103.94% (Cost $446,494,894)		503,868,866

	Shares
SECURITIES LENDING COLLATERAL - 8.08%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $39,153,123)	39,153,123	39,153,123

TOTAL INVESTMENTS - 112.02% (Cost $485,648,017)		543,021,989

OTHER ASSETS & LIABILITIES, NET - (12.02%)		(58,252,957)

NET ASSETS - 100.00%		$484,769,032

Notes to Schedule of Investments
(a) Securities with a total aggregate market value of $11,430,590, or 2.36% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
(b) Securities with an approximate aggregate market value of $258,807 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 5-Year Notes (12/07)	112	$11,200,000	$77,989
U.S. Treasury 30-Year Bonds (12/07)	230	23,000,000	77,223

Short Futures Outstanding
U.S. Treasury 2-Year Notes (12/07)	298	59,600,000	(252,750)
U.S. Treasury 10-Year Notes (12/07)	226	22,600,000	(70,147)

			($167,685)

(c) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	87	$45,717
Call Options Written	424	144,753
Call Options Expired	(87)	(45,717)
Call Options Repurchased	(424)	(144,753)

Outstanding, September 30, 2007	—	$—

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(d) Swap agreements outstanding as of September 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.600%	03/20/08	$485,000	$1,175
Credit Suisse	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.750%	03/20/08	510,000	872
Credit Suisse	Univision Communications Inc 7.850% due 07/15/11	Sell	0.750%	03/20/08	235,000	(60)
Credit Suisse	Rite Aid Corp 7.700% due 02/15/27	Sell	0.875%	06/20/08	805,000	(2,353)
Barclays	Lear Corp 5.750% due 08/01/14	Sell	1.000%	06/20/08	815,000	543
Morgan Stanley	Tribune Co 5.250% due 08/15/15	Sell	1.000%	06/20/08	480,000	19,925
Morgan Stanley	K. Hovnanian Enterprises 6.500% due 01/15/14	Sell	1.850%	06/20/08	510,000	(23,397)
Barclays	Beazer Homes 6.500% due 11/15/13	Sell	2.100%	06/20/08	295,000	(34,292)
Morgan Stanley	Beazer Homes 6.500% due 11/15/13	Sell	2.150%	06/20/08	520,000	(60,301)
Deutsche Bank	MBIA Inc 6.625% due 10/01/28	Sell	0.520%	09/20/08	510,000	(2,660)
Deutsche Bank	MBIA Inc 6.625% due 10/01/29	Sell	0.600%	09/20/08	515,000	(2,288)
Lehman Brothers	Morgan Stanley 6.600% due 04/01/12	Sell	0.640%	09/20/08	1,925,000	5,588
Barclays	Merrill Lynch & Co Inc 5.000% due 01/15/15	Sell	0.680%	09/20/08	1,905,000	4,270
Barclays	Countrywide Home Loans 4.000% due 03/22/11	Sell	0.750%	09/20/08	590,000	20,353
Deutsche Bank	Dillards Inc 7.130% due 08/01/18	Sell	0.750%	09/20/08	200,000	(1,139)
Morgan Stanley	Countrywide Home Loans 4.000% due 03/22/11	Sell	0.750%	09/20/08	375,000	12,936
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	0.900%	09/20/08	345,000	(956)
Deutsche Bank	Levi Strauss & Co Inc 12.250% due 12/15/12	Sell	1.000%	09/20/08	465,000	(1,739)
Goldman Sachs	First Data Corp 4.700% due 08/01/13	Sell	1.150%	09/20/08	505,000	471
Deutsche Bank	Owens Illinois Inc 7.800% due 05/15/18	Sell	1.250%	09/20/08	435,000	3,105
Goldman Sachs	CIT Group Inc 7.750% due 04/02/12	Sell	1.250%	09/20/08	545,000	(5,010)
Morgan Stanley	First Data Corp 4.700% due 08/01/13	Sell	1.350%	09/20/08	315,000	313
Deutsche Bank	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	1.410%	09/20/08	900,000	45,414
Barclays	Toys R Us 7.375% due 10/15/18	Sell	1.450%	09/20/08	510,000	(9,903)
Goldman Sachs	Jefferson Smurfit Corp 7.500% due 06/01/13	Sell	1.450%	09/20/08	775,000	5,324
Credit Suisse	ArvinMeritor Inc 8.125% due 09/15/15	Sell	1.550%	09/20/08	820,000	2,837
Credit Suisse	The Goodyear Tire & Rubber Co 9.000% due 07/01/15	Sell	1.550%	09/20/08	780,000	(5,185)
Deutsche Bank	Georgia Pacific Corp 7.750% due 11/15/29	Sell	1.750%	09/20/08	775,000	(7,327)
Lehman Brothers	Nortel Networks Corp 4.125% due 09/01/08	Sell	1.850%	09/20/08	125,000	804
Credit Suisse	Saks Inc 2.000% due 03/15/24	Sell	2.000%	09/20/08	825,000	8,056
Morgan Stanley	Harrah's Operating Co Inc 5.625% due 06/01/15	Sell	2.200%	09/20/08	310,000	(1,903)
Deutsche Bank	The Bear Stearns Co Inc 5.300% due 10/30/15	Sell	2.350%	09/20/08	1,915,000	15,399
Morgan Stanley	Toys R US Inc 7.375% due 10/15/18	Sell	2.550%	09/20/08	300,000	2,693
Credit Suisse	Quebecor World Capital Corp 6.125% due 11/15/13	Sell	2.600%	09/20/08	505,000	524
Goldman Sachs	Amkor Technology Inc 7.750% due 05/15/13	Sell	2.650%	09/20/08	75,000	1,173
Deutsche Bank	Intelsat Ltd 6.500 due 11/01/13	Sell	2.850%	09/20/08	210,000	(839)
Goldman Sachs	Quebecor World Capital Corp 6.125% due 11/15/13	Sell	3.000%	09/20/08	235,000	2,754
Deutsche Bank	Countrywide Home Loans Inc 4.000% due 03/22/11	Sell	3.250%	09/20/08	395,000	(4,354)
Credit Suisse	Intelsat Ltd 6.500 due 11/01/13	Sell	3.450%	09/20/08	525,000	(907)
Goldman Sachs	Dole Food Co Inc 8.625% due 05/01/09	Sell	3.880%	09/20/08	780,000	(6,641)
Morgan Stanley	Residential Capital LLC 6.500% due 04/17/13	Sell	6.120%	09/20/08	1,180,000	(82,450)
Goldman Sachs	Standard-Pacific Corp 7.000% due 08/15/15	Sell	6.625%	09/20/08	380,000	(13,512)
Goldman Sachs	K Hovnanian Enterprises Inc 6.500% due 01/15/14	Sell	6.750%	09/20/08	270,000	(4,667)
Deutsche Bank	Eastman Kodak Co 7.250% due 11/15/13	Sell	1.000%	12/20/08	700,000	(5,925)
Morgan Stanley	Lennar Corp 5.950% due 03/01/13	Sell	2.900%	12/20/08	450,000	3,385
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(3.950%)	12/20/08	505,000	4,458
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(4.000%)	12/20/08	520,000	4,894
Lehman Brothers	DR Horton Inc 5.375% due 06/15/12	Sell	4.200%	12/20/08	730,000	—
Deutsche Bank	Tenet Healthcare Corp 7.375% due 02/01/13	Sell	1.600%	03/20/09	810,000	5,173
Morgan Stanley	Countrywide Home Loans 4.000% due 03/22/11	Sell	0.420%	06/20/09	1,530,000	(87,440)
Deutsche Bank	Centex Corp 5.250% due 06/15/15	Sell	1.550%	09/20/09	115,000	(4,066)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	3,307
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	510,000	(5,111)
Goldman Sachs	Pulte Homes Inc 5.250% due 01/15/14	Sell	2.750%	09/20/09	725,000	(18,621)
Morgan Stanley	El Paso Corp 7.875% due 06/15/12	Sell	0.520%	03/20/10	1,005,000	9,460
Barclays	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	0.490%	09/20/10	1,025,000	(7,084)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	2,700,000	(19,189)
Morgan Stanley	The Kroger Co 5.500% due 02/01/13	Buy	(0.478%)	06/20/12	1,090,000	(8,287)
Goldman Sachs	Capmark Financial Group Inc 6.300% due 05/10/17	Sell	0.950%	06/20/12	485,000	29,603
Barclays	Capmark Financial Group Inc 5.875% due 05/10/12	Sell	1.000%	06/20/12	485,000	27,441
Credit Suisse	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	3,635,000	(77,641)
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	10,060,000	(106,998)
Morgan Stanley	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	5,025,000	(138,509)
Morgan Stanley	Sara Lee Corp 6.125% due 11/01/33	Buy	(0.418%)	09/20/12	815,000	(4,743)
Goldman Sachs	Sara Lee Corp 6.125% due 11/01/32	Buy	(0.419%)	09/20/12	635,000	(3,723)
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse	Belo Corp 8.000% due 11/01/08	Buy	(0.900%)	06/20/13	$1,545,000	$24,935
Credit Suisse	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	3,205,000	102,457
Deutsche Bank	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	8,590,000	218,746
Morgan Stanley	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/14	4,610,000	161,434
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	(19,512)
Morgan Stanley	General Motors Inc 7.125% due 07/15/14	Sell	5.800%	12/20/16	520,000	(21,427)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	(25,636)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	(59,202)
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	520,000	3,495
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	6,147
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	(66)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	(2,679)
Morgan Stanley	Kohl's Corp 6.300% 03/01/11	Buy	(0.660%)	12/20/17	715,000	(13)
Morgan Stanley	JC Penney Corp Inc 9.000% due 08/01/12	Sell	1.070%	12/20/17	475,000	(6,834)
Deutsche Bank	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	220,000	52,796
Goldman Sachs	ABX.HE.AA. 06-2	Buy	(0.170%)	05/25/46	75,000	12,359
Morgan Stanley	ABX.HE.AA. 06-2	Buy	(0.170%)	05/25/46	75,000	11,984
Morgan Stanley	ABX.HE.AA. 06-2	Sell	0.170%	05/25/46	150,000	29,999

						($27,987)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
Interest Rate Swaps

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Credit Suisse	3-Month USD-LIBOR	Pay	5.428%	08/07/17	$2,130,000	$37,031
Deutsche Bank	3-Month USD-LIBOR	Pay	5.445%	08/08/17	1,800,000	34,317

						$71,348

Total Return Swaps

Unrealized
			Expiration	Number of	Appreciation
Counterparty	Receive Total Return	Pay	Date	Contracts	(Depreciation)

Deutsche Bank	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 27.5 basis points		11/01/07	2,400	($1,259)
Lehman Brothers	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		11/01/07	2,240	9,766
Deutsche Bank	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		02/01/08	8,800	(61,431)
Lehman Brothers	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		02/01/08	4,824	(33,761)
UBS	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		02/01/08	2,781	(19,356)
Lehman Brothers	Lehman AAA 7.06 Duration + Collateralized	Lehman AAA 7.06 Duration + Collateralized
	Mortgage Backed Securities	Mortgage Backed Securities Index
	Index plus 32.5 basis points		03/01/08	430	(2,515)

($108,556)

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	68,476	$753

Total Warrants (Cost $0)		753

COMMON STOCKS - 99.46%

Autos & Transportation - 0.24%

AMR Corp * †	43,600	971,844
Continental Airlines Inc ‘B’ *	28,600	944,658
General Motors Corp	9,000	330,300
Laidlaw International Inc	12,900	454,338
Lear Corp *	22,900	735,090
Northwest Airlines Corp *	10,100	179,780
Overseas Shipholding Group Inc	5,000	384,150
The Goodyear Tire & Rubber Co *	19,600	596,036
UAL Corp *	11,000	511,830
United Parcel Service Inc ‘B’	4,000	300,400
US Airways Group Inc *	29,600	777,000

		6,185,426

Consumer Discretionary - 8.93%

Accenture Ltd ‘A’ (Bermuda)	346,600	13,950,650
Activision Inc *	29,500	636,905
Apollo Group Inc ‘A’ *	11,100	667,665
AutoNation Inc *	21,300	377,436
AutoZone Inc *	9,100	1,056,874
Big Lots Inc *	30,200	901,168
CBS Corp ‘B’	287,400	9,053,100
Chico’s FAS Inc *	22,100	310,505
Chipotle Mexican Grill Inc ‘B’ * †	9,417	1,007,619
ChoicePoint Inc *	13,600	515,712
Clear Channel Communications Inc	378,600	14,174,784
Convergys Corp *	42,200	732,592
Costco Wholesale Corp	117,687	7,222,451
Dollar Tree Stores Inc *	23,500	952,690
eBay Inc *	197,400	7,702,548
EchoStar Communications Corp ‘A’ *	153,300	7,175,973
Family Dollar Stores Inc †	36,100	958,816
Fossil Inc *	5,400	201,744
Gannett Co Inc	169,600	7,411,520
Google Inc ‘A’ *	46,500	26,378,055
Hewitt Associates Inc ‘A’ *	13,600	476,680
ITT Educational Services Inc *	8,700	1,058,703
J.C. Penney Co Inc	3,800	240,806
Liberty Global Inc ‘A’ *	30,700	1,259,314
Liberty Media Corp — Capital ‘A’ *	8,600	1,073,538
Macy’s Inc	282,000	9,114,240
Marriott International Inc ‘A’	36,100	1,569,267
McDonald’s Corp	110,000	5,991,700
Nike Inc ‘B’	120,400	7,062,664
Omnicom Group Inc	119,100	5,727,519
Polo Ralph Lauren Corp	6,100	474,275
RadioShack Corp	42,300	873,918
Robert Half International Inc	11,700	349,362
Sears Holdings Corp * †	73,100	9,298,320
Target Corp	1,500	95,355
Tempur-Pedic International Inc	11,200	400,400
The Black & Decker Corp	12,400	1,032,920
The Home Depot Inc	422,900	13,718,876
The Men’s Wearhouse Inc	5,900	298,068
The Stanley Works	3,300	185,229
The TJX Cos Inc	217,700	6,328,539
The Toro Co	4,700	276,501
The Walt Disney Co	809,500	27,838,705
Time Warner Inc	888,400	16,311,024
VeriSign Inc *	18,900	637,686
Viacom Inc ‘B’ *	316,555	12,336,148
Wyndham Worldwide Corp	12,300	402,948
Yum! Brands Inc	265,200	8,971,716

		234,793,228

Consumer Staples - 6.43%

Altria Group Inc	841,600	58,516,448
ConAgra Foods Inc	250,400	6,542,952
General Mills Inc	86,100	4,994,661
H.J. Heinz Co	165,300	7,636,860
Kellogg Co †	83,500	4,676,000
NBTY Inc *	8,800	357,280
PepsiCo Inc	222,900	16,329,654
Safeway Inc	321,000	10,628,310
Sara Lee Corp	474,700	7,922,743
The Coca-Cola Co †	309,800	17,804,206
The Kroger Co	327,000	9,326,040
The Procter & Gamble Co	338,382	23,801,790
UST Inc	12,600	624,960

		169,161,904

Energy - 2.53%

Anadarko Petroleum Corp	116,000	6,235,000
Dresser-Rand Group Inc *	17,900	764,509
Global Industries Ltd *	26,300	677,488
Holly Corp	6,100	364,963
Schlumberger Ltd (Netherlands)	396,300	41,611,500
Tesoro Corp	21,800	1,003,236
Valero Energy Corp	236,200	15,867,916

		66,524,612

Financial Services - 23.68%

ACE Ltd (Cayman)	98,800	5,984,316
Ambac Financial Group Inc	8,700	547,317
American International Group Inc	745,300	50,419,545
Ameriprise Financial Inc	204,900	12,931,239
Aon Corp	113,800	5,099,378
Assurant Inc	10,600	567,100
Automatic Data Processing Inc	297,600	13,668,768
Bank of America Corp	1,245,223	62,597,360
CIGNA Corp	150,500	8,020,145
Citigroup Inc	1,347,200	62,873,824
CNA Financial Corp †	69,800	2,744,536
Discover Financial Services *	78,450	1,631,760
DST Systems Inc *	11,900	1,021,139
Fannie Mae	264,300	16,072,083
Fidelity National Information Services Inc	13,400	594,558
Fifth Third Bancorp	119,400	4,045,272
General Growth Properties Inc REIT	33,600	1,801,632
Genworth Financial Inc ‘A’	420,400	12,918,892
HCC Insurance Holdings Inc	6,600	189,024
Janus Capital Group Inc †	35,900	1,015,252
JPMorgan Chase & Co	1,110,012	50,860,750
KeyCorp	41,900	1,354,627
Lehman Brothers Holdings Inc	83,100	5,129,763
Lincoln National Corp	97,500	6,432,075
MasterCard Inc ‘A’ †	49,800	7,368,906
MBIA Inc	10,300	628,815
Merrill Lynch & Co Inc	401,000	28,583,280
MetLife Inc †	154,300	10,759,339
MGIC Investment Corp	11,500	371,565
Morgan Stanley	492,100	31,002,300
Principal Financial Group Inc	167,000	10,536,030
SAFECO Corp	9,300	569,346
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
The Allstate Corp	233,500	$13,353,865
The Bank of New York Mellon Corp	297,712	13,141,008
The Bear Stearns Cos Inc †	72,400	8,891,444
The Chubb Corp	271,700	14,573,988
The First American Corp	10,300	377,186
The Goldman Sachs Group Inc	172,200	37,322,628
The PMI Group Inc	11,900	389,130
The Travelers Cos Inc	318,500	16,033,290
U.S. Bancorp	347,500	11,304,175
Wachovia Corp	737,180	36,969,577
Washington Mutual Inc	330,600	11,673,486
Wells Fargo & Co	830,700	29,589,534
XL Capital Ltd ‘A’ (Cayman)	134,100	10,620,720

		622,579,967

Health Care - 11.28%

Aetna Inc	317,400	17,225,298
AmerisourceBergen Corp	14,000	634,620
Amgen Inc *	229,600	12,988,472
Baxter International Inc	158,500	8,920,380
Biogen Idec Inc *	171,600	11,382,228
Bristol-Myers Squibb Co	177,000	5,101,140
Cardinal Health Inc	15,800	987,974
Coventry Health Care Inc *	11,500	715,415
Covidien Ltd * (Bermuda)	98,550	4,089,825
Eli Lilly & Co	33,500	1,907,155
Endo Pharmaceuticals Holdings Inc *	4,600	142,646
Express Scripts Inc *	152,600	8,518,132
Forest Laboratories Inc *	215,500	8,035,995
Genentech Inc *	70,800	5,523,816
Health Net Inc *	19,500	1,053,975
Humana Inc *	19,400	1,355,672
Intuitive Surgical Inc *	2,900	667,000
Invitrogen Corp *	11,700	956,241
Johnson & Johnson	672,400	44,176,680
Kinetic Concepts Inc *	16,300	917,364
King Pharmaceuticals Inc *	78,700	922,364
Lincare Holdings Inc *	4,700	172,255
McKesson Corp	183,800	10,805,602
Medco Health Solutions Inc *	172,700	15,610,353
Medtronic Inc †	30,100	1,697,941
Pfizer Inc	1,839,660	44,942,894
Sepracor Inc *	24,800	682,000
UnitedHealth Group Inc	796,890	38,593,383
WellPoint Inc *	430,331	33,961,722
Wyeth	236,500	10,536,075
Zimmer Holdings Inc *	41,100	3,328,689

		296,553,306

Integrated Oils - 10.47%

Chevron Corp	800,847	74,943,262
ConocoPhillips	457,851	40,185,582
Exxon Mobil Corp	1,450,100	134,221,256
Hess Corp	1,600	106,448
Marathon Oil Corp	189,500	10,805,290
Occidental Petroleum Corp	237,000	15,186,960

		275,448,798

Materials & Processing - 2.20%

Acuity Brands Inc	5,500	277,640
AK Steel Holding Corp *	11,200	492,240
Ashland Inc	6,000	361,260
Carpenter Technology Corp	3,200	416,032
Celanese Corp ‘A’	12,800	498,944
CF Industries Holdings Inc	7,600	576,916
International Paper Co †	300,000	10,761,000
Lennox International Inc	8,400	283,920
Nucor Corp	151,400	9,003,758
Owens-Illinois Inc *	26,600	1,102,570
Packaging Corp of America	9,400	273,258
PPG Industries Inc	100	7,555
Southern Copper Corp †	82,400	10,203,592
Steel Dynamics Inc	10,000	467,000
Terra Industries Inc *	19,300	603,318
The Dow Chemical Co	315,800	13,598,348
The Scotts Miracle-Gro Co ‘A’	3,800	162,450
United States Steel Corp	57,500	6,091,550
USG Corp * †	23,700	889,935
Weyerhaeuser Co	23,800	1,720,740

		57,792,026

Multi-Industry - 4.40%

3M Co	138,700	12,979,546
Eaton Corp	114,300	11,320,272
General Electric Co	1,420,800	58,821,120
Honeywell International Inc	316,100	18,798,467
ITT Corp	2,800	190,204
SPX Corp	11,000	1,018,160
Teleflex Inc	7,000	545,440
Tyco International Ltd (Bermuda)	271,850	12,053,829

		115,727,038

Producer Durables - 5.02%

Agilent Technologies Inc *	333,300	12,292,104
Applied Materials Inc †	635,900	13,163,130
Caterpillar Inc	67,700	5,309,711
Centex Corp	15,200	403,864
Cummins Inc	21,300	2,724,057
KB HOME	18,100	453,586
KLA-Tencor Corp	13,300	741,874
Lam Research Corp *	10,500	559,230
Lennar Corp ‘A’	20,100	455,265
Lexmark International Inc ‘A’ *	25,100	1,042,403
Lockheed Martin Corp	133,400	14,472,566
Northrop Grumman Corp	169,500	13,221,000
Novellus Systems Inc *	34,500	940,470
NVR Inc *	1,800	846,450
Raytheon Co	228,600	14,589,252
Tektronix Inc	11,920	330,661
Teradyne Inc *	64,200	885,960
The Boeing Co	260,100	27,307,899
Thomas & Betts Corp *	14,200	832,688
Toll Brothers Inc *	18,300	365,817
United Technologies Corp	123,000	9,899,040
Varian Semiconductor Equipment Associates Inc *	8,500	454,920
Xerox Corp *	618,000	10,716,120

		132,008,067

Technology - 19.90%

Adobe Systems Inc *	197,200	8,609,752
Affiliated Computer Services Inc ‘A’ *	16,200	813,888
Analog Devices Inc	168,400	6,089,344
ANSYS Inc *	4,800	164,016
Apple Inc *	199,200	30,585,168
Arrow Electronics Inc *	20,800	884,416
Atmel Corp *	64,100	330,756
Autodesk Inc *	26,500	1,324,205
Avnet Inc *	25,900	1,032,374
BEA Systems Inc *	76,100	1,055,507
BMC Software Inc *	34,300	1,071,189
Brocade Communications Systems Inc *	52,000	445,120
CA Inc	53,900	1,386,308
Cadence Design Systems Inc *	15,700	348,383
Check Point Software Technologies Ltd * (Israel)	10,900	274,462
Cisco Systems Inc *	2,208,400	73,120,124
Citrix Systems Inc *	15,000	604,800
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Cognos Inc * (Canada)	9,700	$402,841
CommScope Inc *	7,800	391,872
Computer Sciences Corp *	22,100	1,235,390
Compuware Corp *	62,600	502,052
Dell Inc *	460,800	12,718,080
Electronic Data Systems Corp	496,200	10,837,008
EMC Corp *	800,600	16,652,480
Foundry Networks Inc *	39,900	709,023
Gartner Inc *	5,600	136,976
General Dynamics Corp	33,500	2,829,745
Hewlett-Packard Co	1,126,900	56,108,351
Integrated Device Technology Inc *	33,300	515,484
Intel Corp	621,400	16,069,404
International Business Machines Corp †	568,700	66,992,860
Intersil Corp ‘A’	14,000	468,020
Intuit Inc *	42,000	1,272,600
Juniper Networks Inc *	437,126	16,003,183
L-3 Communications Holdings Inc	52,900	5,403,206
Linear Technology Corp	32,700	1,144,173
McAfee Inc *	23,500	819,445
MICROS Systems Inc *	3,300	214,731
Microsoft Corp	2,822,800	83,159,688
Motorola Inc	685,700	12,706,021
National Semiconductor Corp	42,200	1,144,464
NCR Corp *	23,400	1,165,320
Network Appliance Inc *	46,300	1,245,933
Novell Inc *	78,700	601,268
NVIDIA Corp *	110,800	4,015,392
Oracle Corp *	802,000	17,363,300
QUALCOMM Inc	733,800	31,010,388
Red Hat Inc *	45,200	898,124
Rockwell Automation Inc	10,900	757,659
salesforce.com inc *	10,000	513,200
Symantec Corp *	292,200	5,662,836
Synopsys Inc *	22,700	614,716
Texas Instruments Inc	453,000	16,575,270
Tyco Electronics Ltd (Bermuda)	116,850	4,139,996
Western Digital Corp *	42,700	1,081,164
Xilinx Inc	43,000	1,124,020

		523,345,495

Utilities - 4.38%

Alltel Corp	144,800	10,089,664
American Electric Power Co Inc	22,500	1,036,800
AT&T Inc	487,787	20,638,268
CenturyTel Inc	22,500	1,039,950
Edison International	148,100	8,212,145
Embarq Corp	19,900	1,106,440
PG&E Corp †	108,000	5,162,400
Progress Energy Inc †	78,300	3,668,355
Qwest Communications International Inc * †	1,428,400	13,084,144
Sempra Energy	99,800	5,800,376
Sprint Nextel Corp	1,013,613	19,258,647
Telephone & Data Systems Inc	9,200	614,100
Verizon Communications Inc	566,700	25,093,476
Windstream Corp	21,900	309,228

		115,113,993

Total Common Stocks (Cost $2,358,882,874)		2,615,233,860

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.63%

Time Deposit - 0.63%

State Street Bank 3.850% due 10/01/07	$16,660,000	16,660,000

Total Short-Term Investment (Cost $16,660,000)		16,660,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.09% (Cost $2,375,542,874)		2,631,894,613

	Shares
SECURITIES LENDING COLLATERAL - 4.15%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $109,083,999)	109,083,999	109,083,999

TOTAL INVESTMENTS - 104.24% (Cost $2,484,626,873)		2,740,978,612

OTHER ASSETS & LIABILITIES, NET - (4.24%)		(111,426,747)

NET ASSETS - 100.00%		$2,629,551,865

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd * Exp. 01/07/10	14,582	$87,095

Total Warrants (Cost $0)		87,095

PREFERRED STOCKS - 7.26%

Brazil - 7.01%

America Latina Logistica SA	2,740,000	38,655,974
Banco Bradesco SA	979,938	28,703,149
Cia Vale do Rio Doce ADR †	1,015,080	28,879,026
Electropaulo Metropolitana de Sao Paulo SA ‘B’	114,859,700	7,637,888
Lojas Americanas SA	2,538,429	25,453,531
Net Servicos de Comunicacao SA *	63,600	1,049,591
Petroleo Brasileiro SA ADR	41,600	2,691,520
Sadia SA	1,507,190	8,428,095
Tele Norte Leste Participacoes SA	142,140	3,218,118

		144,716,892

South Korea - 0.25%

Hyundai Motor Co +	58,930	2,440,961
S-Oil Corp +	36,749	2,795,554

		5,236,515

Total Preferred Stocks (Cost $74,889,586)		149,953,407

COMMON STOCKS - 86.15%

Bermuda - 0.49%

Bunge Ltd †	59,800	6,425,510
Varitronix International Ltd +	4,670,470	3,676,859

		10,102,369

Brazil - 10.75%

America Latina Logistica SA GDR ~	248,000	3,485,466
Aracruz Celulose SA ADR †	98,500	7,248,615
B2W Compania Global Do Varejo	49,000	2,312,062
Banco Bradesco SA ADR	429,200	12,605,604
Camargo Correa Desenvolvimento Imobiliario SA	549,700	3,703,652
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	155,340	4,709,909
Cia de Bebidas das Americas ADR	32,160	2,276,606
Cia Vale do Rio Doce ADR	738,800	25,067,484
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	12,310	3,284,896
Cyrela Commercial Properties SA Empreendimentos e Participacoes GDR * † ~	12,310	311,764
Diagnosticos da America SA	354,260	8,132,712
Embraer-Empresa Brasileira de Aeronautica SA ADR †	749,113	32,901,043
Natura Cosmeticos SA	1,326,450	15,884,112
Petroleo Brasileiro SA ADR †	1,137,200	85,858,600
Tele Norte Leste Participacoes SA	428,105	14,246,799

		222,029,324

Canada - 0.28%

Yamana Gold Inc †	497,300	5,858,194

Cayman - 0.51%

SINA Corp *	191,800	9,177,630
Tencent Holdings Ltd +	227,000	1,460,444

		10,638,074

China - 2.37%

China Oilfield Services Ltd ‘H’ +	2,671,000	6,109,195
China Shenhua Energy Co Ltd ‘H’ +	5,141,000	30,788,125
PetroChina Co Ltd ‘H’ +	6,546,000	12,158,409

		49,055,729

Egypt - 3.08%

Commercial International Bank GDR	674,285	9,235,412
Eastern Tobacco Co SAE	130,930	9,161,937
Medinet Nasr Housing & Development +	1,126,690	9,813,252
Orascom Telecom Holding SAE +	2,736,484	35,518,921

		63,729,522

France - 0.88%

Technip SA +	202,610	18,086,235

Hong Kong - 3.15%

China Mobile Ltd ADR	458,200	37,590,728
China Unicom Ltd +	5,747,000	11,935,051
Hutchison Whampoa Ltd +	658,000	7,027,397
Television Broadcasts Ltd +	1,422,920	8,526,029

		65,079,205

India - 16.35%

Amtek Auto Ltd +	991,804	8,975,082
Bajaj Auto Ltd +	188,770	11,983,862
Bharat Electronics Ltd +	216,624	9,964,014
Bharat Forge Ltd +	107,465	768,838
Bharat Heavy Electricals Ltd +	186,390	9,500,866
Bharti Airtel Ltd * +	433,007	10,182,349
Divi’s Laboratories Ltd +	515,218	15,723,047
GAIL India Ltd +	769,110	7,292,196
HCL Technologies Ltd +	1,105,928	8,302,685
HDFC Bank Ltd ADR †	25,342	2,714,888
Hindustan Unilever Ltd +	2,101,200	11,604,272
Housing Development Finance Corp +	748,860	47,378,556
ICICI Bank Ltd ADR	502,630	26,498,654
Infosys Technologies Ltd +	1,164,444	55,062,462
ITC Ltd +	1,487,220	7,067,633
Larsen & Toubro Ltd +	395,263	27,769,410
Mahindra & Mahindra Ltd +	532,551	10,015,959
Reliance Capital Ltd +	345,500	13,684,693
Reliance Industries Ltd +	284,532	16,358,588
Rico Auto Industries Ltd +	81,300	77,020
Siemens India Ltd +	164,100	5,543,509
Tata Consultancy Services Ltd +	988,770	26,267,886
Trent Ltd +	95,555	1,352,763
United Breweries Ltd +	371,940	3,549,179

		337,638,411

Indonesia - 4.58%

P.T. Aneka Tambang Tbk +	55,131,950	16,680,400
P.T. Astra International Tbk +	5,223,370	10,982,695
P.T. Gudang Garam Tbk +	7,746,509	7,965,121
P.T. Indosat Tbk +	24,755,500	20,899,565
P.T. Ramayana Lestari Sentosa Tbk +	11,108,600	1,031,816
P.T. Telekomunikasi Indonesia Tbk +	30,524,500	36,913,460

		94,473,057

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
Israel - 0.60%

Bank Hapoalim BM +	1,063,348	$5,500,085
Israel Discount Bank Ltd ‘A’ * +	2,981,750	6,821,213

		12,321,298

Lebanon - 0.15%

Solidere GDR *	180,600	3,183,978

Luxembourg - 0.46%

Tenaris SA ADR †	180,200	9,482,124

Mexico - 6.82%

America Movil SAB de CV ‘L’ ADR	509,430	32,603,520
Corporacion GEO SAB de CV ‘B’ *	1,347,760	5,913,563
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	1,027,123	2,920,578
Empresas ICA SAB de CV *	1,477,083	8,906,472
Fomento Economico Mexicano SAB de CV	5,253,600	19,568,788
Fomento Economico Mexicano SAB de CV ADR	351,130	13,132,262
Grupo Financiero Banorte SAB de CV ‘O’	6,076,360	23,844,549
Grupo Financiero Inbursa SA de CV ‘O’	2,603,690	6,237,010
Grupo Televisa SA ADR	430,600	10,407,602
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	5,569,470	8,493,679
SARE Holding SAB de CV ‘B’ *	5,779,319	8,718,595

		140,746,618

Norway - 0.32%

Det Norske Oljeselskap ASA * † +	3,169,820	6,543,147

Panama - 0.42%

Banco Latinoamericano de Exportaciones SA ‘E’	473,780	8,613,320

Philippines - 1.49%

Jollibee Foods Corp +	4,879,358	5,718,635
SM Prime Holdings Inc +	94,577,320	25,065,699

		30,784,334

Portugal - 0.24%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	789,105	4,858,670

Russia - 4.03%

LUKOIL ADR	287,883	23,980,654
OAO Gazprom ADR +	814,000	35,742,736
Polymetal GDR * ~	1,092,900	7,049,205
TMK OAO GDR ~	400,600	16,344,480

		83,117,075

South Africa - 5.24%

Anglo Platinum Ltd +	198,560	30,056,550
AngloGold Ashanti Ltd ADR †	350,000	16,411,500
Aspen Pharmacare Holdings Ltd * +	533,512	2,593,525
Harmony Gold Mining Co Ltd ADR * †	317,510	3,781,544
Impala Platinum Holdings Ltd +	410,525	14,307,761
JD Group Ltd +	152,818	1,290,595
Liberty Group Ltd † +	375,844	4,779,234
Massmart Holdings Ltd +	886,800	10,730,980
Murray & Roberts Holdings Ltd +	883,313	11,530,331
Steinhoff International Holdings Ltd +	3,044,103	8,603,171
Tiger Brands Ltd +	152,986	4,042,476

		108,127,667

South Korea - 8.41%

Amorepacific Corp +	13,873	10,338,003
FINETEC Corp +	282,536	5,969,716
GS Engineering & Construction Corp +	56,004	9,679,918
Humax Co Ltd +	216,292	4,314,630
Hyundai Development Co +	96,030	8,931,552
Hyundai Engineering & Construction Co Ltd * +	184,551	17,542,408
Hyundai Motor Co +	147,564	11,885,669
Jeonbuk Bank +	411,210	3,846,911
Kia Motors Corp * † +	594,959	8,068,403
Kookmin Bank ADR	109,600	8,986,104
Korea Exchange Bank +	252,780	4,085,830
Mirae Asset Securities Co Ltd +	35,121	3,338,105
Pusan Bank +	327,150	5,989,492
Samsung Electronics Co Ltd +	60,011	37,551,218
Shinsegae Co Ltd +	13,569	9,417,197
SK Telecom Co Ltd ADR †	350,000	10,395,000
S-Oil Corp +	144,901	12,865,018
Telechips Inc +	21,424	421,305

		173,626,479

Taiwan - 9.60%

Cathay Financial Holding Co Ltd +	7,505,965	17,738,581
Fubon Financial Holding Co Ltd +	9,811,000	8,352,131
Hon Hai Precision Industry Co Ltd +	5,574,480	41,989,155
Inventec Appliances Corp +	577,705	1,146,183
Lite-On Technology Corp +	5,008,483	7,834,704
MediaTek Inc +	2,407,400	43,282,087
President Chain Store Corp +	3,008,261	8,461,089
Quanta Computer Inc +	149,798	235,828
Synnex Technology International Corp +	4,236,606	11,925,903
Taiwan Semiconductor Manufacturing Co Ltd +	24,942,875	48,080,512
Taiwan Semiconductor Manufacturing Co Ltd ADR	900,618	9,114,254

		198,160,427

Thailand - 1.00%

Advanced Info Service PCL +	2,497,100	6,401,547
Kiatnakin Bank PCL +	3,214,300	2,880,768
TISCO Bank PCL +	3,466,880	3,149,137
TMB Bank PCL * +	145,033,594	8,155,306

		20,586,758

Turkey - 4.47%

Aksigorta AS +	1,556,572	10,761,190
Anadolu Efes Biracilik Ve Malt Sanayii AS +	393,084	4,105,284
BIM Birlesik Magazalar AS +	24,202	2,003,117
Ford Otomotiv Sanayi AS +	492,863	5,212,836
Haci Omer Sabanci Holding AS +	2,087,895	13,314,475
Haci Omer Sabanci Holding AS ADR	4,640,295	7,308,465
Koc Holding AS * +	2,158,471	11,333,343
Tupras Turkiye Petrol Rafinerileri AS +	191,200	5,056,870
Turkcell Iletisim Hizmetleri AS +	2,574,251	21,932,055
Turkiye Vakiflar Bankasi TAO ‘D’ +	3,330,337	11,330,027

		92,357,662

United Kingdom - 0.46%

HSBC Holdings PLC (HSI) +	516,800	9,486,744

Total Common Stocks (Cost $1,270,890,393)		1,778,686,421

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE NOTES - 0.01%

India - 0.01%

Trent Ltd 2.000% due 07/07/10	INR1,458,200	$161,016

Total Corporate Notes (Cost $0)		161,016

SHORT-TERM INVESTMENT - 5.81%

Time Deposit - 5.81%

State Street Bank 3.850% due 10/01/07	$119,934,000	119,934,000

Total Short-Term Investment (Cost $119,934,000)		119,934,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.23% (Cost $1,465,713,979)		2,048,821,939

	Shares
SECURITIES LENDING COLLATERAL - 3.03%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $62,653,139)	62,653,139	62,653,139

TOTAL INVESTMENTS - 102.26% (Cost $1,528,367,118)		2,111,475,078

OTHER ASSETS & LIABILITIES, NET - (2.26%)		(46,739,742)

NET ASSETS - 100.00%		$2,064,735,336

Notes to Schedule of Investments
(a) As of September 30, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	16.88%
Technology	14.49%
Utilities	12.51%
Integrated Oils	10.26%
Materials & Processing	9.41%
Short-Term Investment & Securities Lending Collateral	8.84%
Producer Durables	6.26%
Consumer Discretionary	6.24%
Autos & Transportation	5.42%
Consumer Staples	4.62%
Multi-Industry	4.56%
Energy	1.49%
Health Care	1.28%

102.26%
Other Assets & Liabilities, Net	(2.26%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $1,189,833,413, or 57.63% of the net assets, were valued under the fair value procedures established by the Fund’s
Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.01%

Financial Services - 0.01%

DG Funding Trust ~	60	$644,625

Total Preferred Stocks (Cost $643,181)		644,625

	Principal
	Amount
CORPORATE BONDS & NOTES - 12.45%

Autos & Transportation - 0.34%

DaimlerChrysler Finance North America LLC
5.750% due 09/08/11	$8,000,000	8,081,424
6.500% due 11/15/13	6,500,000	6,748,476
United Air Lines Inc
9.210% due 01/21/17 ¤	326,204	28,217
9.350% due 04/07/16 ¤	89,885	37,976
9.560% due 10/19/18 ¤	1,064,737	513,735
10.850% due 02/19/15 ¤	914,932	441,455

		15,851,283

Consumer Discretionary - 0.50%

Allied Waste North America Inc
7.250% due 03/15/15 †	400,000	410,000
7.875% due 04/15/13	900,000	933,750
AMFM Inc
8.000% due 11/01/08	250,000	254,121
EchoStar DBS Corp
6.375% due 10/01/11	3,000,000	3,022,500
Hilton Hotels Corp
7.625% due 05/15/08	2,500,000	2,540,468
Mandalay Resort Group
6.500% due 07/31/09 †	2,100,000	2,121,000
9.500% due 08/01/08	2,000,000	2,055,000
Time Warner Inc
5.500% due 11/15/11	4,000,000	3,997,984
Viacom Inc
6.250% due 04/30/16	7,500,000	7,532,108

		22,866,931

Consumer Staples - 0.16%

Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,385,782
The Kroger Co
5.500% due 02/01/13	2,900,000	2,904,747
The Procter & Gamble Co
6.875% due 09/15/09 †	175,000	181,996

		7,472,525

Energy - 0.64%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	910,125
Dynegy Holdings Inc
7.500% due 06/01/15 ~	1,300,000	1,261,000
El Paso Corp
7.000% due 06/15/17 †	500,000	510,192
Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,997,460
4.625% due 10/15/09	3,900,000	3,869,178
Gaz Capital for Gazprom (Russia)
5.875% due 06/01/15 ~	EUR1,800,000	2,505,996
NRG Energy Inc
7.375% due 02/01/16 †	$9,700,000	9,748,500
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,646,000
7.500% due 01/15/31	945,000	985,162

		29,433,613

Financial Services - 9.04%

American Express Bank FSB
6.000% due 09/13/17	39,200,000	39,074,756
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	38,975,076
Associates Corp of North America
6.250% due 11/01/08	150,000	151,767
Bank of America NA
5.505% due 02/27/09 §	11,200,000	11,172,426
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	46,300,000	46,603,790
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,059,733
CitiFinancial
6.625% due 06/01/15	4,000,000	4,213,008
Citigroup Inc
5.875% due 05/29/37	6,800,000	6,577,198
CNA Financial Corp
5.850% due 12/15/14 †	9,000,000	8,901,513
Countrywide Home Loans Inc
6.250% due 04/15/09 †	40,000	38,040
Credit Agricole SA (France)
5.505% due 05/28/09 ~ §	10,300,000	10,311,114
Deutsche Bank AG London (Germany)
6.000% due 09/01/17 †	30,500,000	30,951,339
Ford Motor Credit Co LLC
4.950% due 01/15/08	2,600,000	2,583,526
5.800% due 01/12/09 †	2,795,000	2,700,398
7.000% due 10/01/13	200,000	180,953
7.250% due 10/25/11 †	4,369,000	4,097,746
7.875% due 06/15/10	2,150,000	2,102,928
General Motors Acceptance Corp
4.375% due 12/10/07	3,000,000	2,985,543
5.850% due 01/14/09	2,000,000	1,958,092
6.625% due 05/15/12	5,600,000	5,230,445
6.808% due 05/15/09 §	3,300,000	3,179,524
7.000% due 02/01/12 †	10,500,000	9,977,426
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	8,500,000	8,583,776
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	513,196
6.400% due 08/28/17 †	21,800,000	22,534,202
Morgan Stanley
5.300% due 03/01/13	7,100,000	6,996,113
5.445% due 07/09/08 ~	11,000,000	10,852,926
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	558,577
NationsBank Corp
7.250% due 10/15/25	840,000	920,803
Nykredit Realkredit A/S (Denmark)
5.000% due 10/01/38 §	DKK67,873,283	12,294,964
Rabobank Nederland (Netherlands)
5.380% due 01/15/09 ~ §	$17,800,000	17,813,759
Realkredit Danmark A/S (Denmark)
5.000% due 10/01/38 §	DKK181,789,267	32,841,130
Spinnaker Capital Ltd (Cayman)
17.194% due 06/15/08 ~ §	$2,000,000	2,102,500
The Goldman Sachs Group Inc
5.300% due 06/23/09 §	800,000	797,611
6.250% due 09/01/17 †	37,000,000	37,879,453
The Royal Bank of Scotland Group PLC
(United Kingdom)
6.990% due 04/05/56 ~ §	3,900,000	3,980,106
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.956% due 08/01/08 ~ §	$10,300,000	$10,209,875
WEA Finance LLC (Australia)
5.700% due 10/01/16 ~	7,500,000	7,267,432
XL Capital Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	5,190,300

		414,363,064

Health Care - 0.05%

HCA Inc
9.250% due 11/15/16 ~	2,000,000	2,130,000

Integrated Oils - 0.09%

Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,135,373
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,864,343
Pemex Project Funding Master Trust
9.500% due 09/15/27	220,000	299,530

		4,299,246

Materials & Processing - 0.20%

Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,392,905
BHP Billiton Finance Ltd (Australia)
5.125% due 03/29/12	3,000,000	2,989,284
Jefferson Smurfit Corp
8.250% due 10/01/12	900,000	906,750
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,023,615
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17 †	700,000	711,339

		9,023,893

Producer Durables - 0.12%

Xerox Corp
9.750% due 01/15/09	5,324,000	5,593,426

Technology - 0.01%

Nortel Networks Ltd (Canada)
10.125% due 07/15/13 ~	500,000	516,875

Utilities - 1.30%

BellSouth Corp
5.200% due 09/15/14	9,100,000	8,870,061
British Telecommunications PLC
(United Kingdom)
9.125% due 12/15/30	1,000,000	1,327,922
Comcast Corp
7.050% due 03/15/33	3,000,000	3,171,729
Cox Communications Inc
6.400% due 08/01/08	125,000	126,219
6.800% due 08/01/28	110,000	112,144
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	6,005,877
GTE California Inc
6.700% due 09/01/09	5,000,000	5,135,840
PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,071,599
Qwest Capital Funding Inc
6.375% due 07/15/08 †	3,500,000	3,517,500
7.250% due 02/15/11	880,000	888,800
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,302,840
8.875% due 03/15/12	1,500,000	1,644,375
SBC Communications Inc
4.125% due 09/15/09 †	8,200,000	8,070,301
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	9,621,850
TECO Energy Inc
6.750% due 05/01/15	5,600,000	5,759,359
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,931,414

		59,557,830

Total Corporate Bonds & Notes
(Cost $566,199,092)		571,108,686

SENIOR LOAN NOTES - 2.00%

Autos & Transportation - 0.54%

Chrysler Financial Co LLC
9.360% due 08/03/12 §	16,000,000	16,001,824
Ford Motor Co Term B
8.700% due 12/15/13 §	9,329,500	9,070,345

		25,072,169

Consumer Discretionary - 0.17%

Allied Waste North America Inc Term A
(Letter of Credit)
5.320% due 03/28/14 §	305,427	302,005
Allied Waste North America Inc Term B
6.650% due 03/28/14 §	276,413	273,317
6.880% due 03/28/14 §	148,451	146,788
7.110% due 03/28/14 §	110,565	109,327
7.140% due 03/28/14 §	18,428	18,221
Yell Term B (United Kingdom)
7.129% due 02/10/13 §	7,000,000	6,847,421

		7,697,079

Financial Services - 0.34%

SLM Corp (Bridge Loan)
due 06/30/08 § ∞	15,500,000	15,449,069

Health Care - 0.12%

Biomet Inc Term B
due 03/15/15 § ∞	3,000,000	2,969,463
DaVita Inc Term B1
6.680% due 10/05/12 §	161,318	158,697
6.700% due 10/05/12 §	196,256	193,066
6.860% due 10/05/12 §	548,634	539,718
7.000% due 10/05/12 §	49,828	49,018
7.010% due 10/05/12 §	43,966	43,251
HCA Inc Term B
due 11/16/13 § ∞	1,496,231	1,470,047

		5,423,260

Materials & Processing - 0.21%

SIGMAKALON Term A (Netherlands)
6.408% due 06/30/12 §	EUR1,274,000	1,787,700
SIGMAKALON Term B (Netherlands)
6.908% due 09/19/12 §	1,726,512	2,420,256
SIGMAKALON Term B1 (Netherlands)
6.908% due 09/19/12 §	1,173,488	1,645,017
SIGMAKALON Term C1 (Netherlands)
7.414% due 09/19/13 §	2,696,385	3,793,055

		9,646,028

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Utilities - 0.62%

Cablevision Systems Corp Term B
due 02/24/13 § ∞	$4,000,000	$3,951,500
Nordic Telephone Term B (Denmark)
6.330% due 11/30/14 §	EUR2,553,518	3,580,226
Nordic Telephone Term C (Denmark)
6.580% due 11/30/14 §	3,186,880	4,303,852
The AES Corp (Letter of Credit)
7.180% due 04/30/10 §	$6,166,667	6,131,101
10.540% due 04/30/10 §	1,233,333	1,227,167
UPC Broadband Holding BV Term M1 (Netherlands)
6.302% due 12/31/14 §	EUR3,685,833	5,018,550
UPC Broadband Holding BV Term M2 (Netherlands)
6.302% due 12/31/14 §	3,120,447	4,248,732

		28,461,128

Total Senior Loan Notes (Cost $88,943,491)		91,748,733

MORTGAGE-BACKED SECURITIES - 75.55%

Collateralized Mortgage Obligations - 13.59%

Adjustable Rate Mortgage Trust
4.585% due 05/25/35 " §	4,226,909	4,182,744
5.138% due 09/25/35 " §	2,045,776	2,051,964
Banc of America Funding Corp
4.112% due 05/25/35 " §	14,043,337	13,789,554
4.614% due 02/20/36 " §	9,476,290	9,389,934
6.144% due 01/20/47 " §	1,077,482	1,081,086
Banc of America Funding Corp (IO)
0.000% due 01/25/36 " §	24,041,243	132,619
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	5,799,520	5,698,085
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 " §	20,315,392	20,072,170
4.487% due 02/25/34 " §	2,483,352	2,450,859
4.539% due 08/25/33 " §	19,820,599	19,189,883
4.550% due 08/25/35 " §	4,649,751	4,662,782
4.625% due 10/25/35 " §	2,570,451	2,523,581
4.750% due 10/25/35 " §	9,755,673	9,662,208
4.955% due 01/25/35 " §	1,890,205	1,871,007
5.035% due 04/25/33 " §	66,943	66,630
Bear Stearns Alt-A Trust
5.374% due 05/25/35 " §	8,023,192	7,975,579
5.507% due 09/25/35 " §	12,261,860	12,249,162
5.819% due 10/25/36 " §	8,815,573	8,784,237
5.905% due 01/25/36 " §	8,396,593	8,440,139
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 " §	1,785,029	1,872,387
Bear Stearns Structured Products Inc
5.683% due 01/26/36 " §	4,349,621	4,332,536
5.700% due 01/25/37 ~ " §	11,512,898	11,432,863
5.793% due 12/26/46 " §	2,947,232	2,934,524
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 " §	4,955,005	4,840,223
4.677% due 08/25/35 " §	4,796,716	4,751,769
4.900% due 10/25/35 " §	399,847	397,325
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 "	546,176	547,031
Countrywide Alternative Loan Trust
5.411% due 02/25/37 " §	445,535	432,702
Countrywide Alternative Loan Trust (IO)
0.000% due 05/25/35 " §	19,500,803	301,498
Countrywide Home Loan Mortgage
Pass-Through Trust
4.214% due 05/20/34 " §	7,909,549	7,956,327
5.250% due 02/20/36 " §	5,191,795	5,163,411
5.451% due 03/25/35 " §	4,892,315	4,771,117
5.471% due 06/25/35 ~ " §	17,859,644	17,494,007
6.205% due 08/25/34 " §	1,197,837	1,205,971
CS First Boston Mortgage Securities Corp
5.953% due 03/25/32 ~ " §	1,442,569	1,438,617
6.380% due 12/18/35 "	5,000,000	5,176,276
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 " §	1,152,852	1,188,512
Downey Savings & Loan Association Mortgage
Loan Trust
7.195% due 07/19/44 " §	4,080,857	4,151,381
Fannie Mae
5.000% due 07/25/19 - 03/25/21 " ±	912,845	904,955
5.191% due 07/25/37 " §	2,764,371	2,732,419
5.500% due 03/25/28 "	11,508,903	11,564,848
5.631% due 03/25/17 " §	210,434	212,616
6.014% due 04/18/28 " §	451,039	453,256
6.064% due 10/18/30 " §	3,518	3,539
6.500% due 02/25/09 "	7,619	7,630
Fannie Mae (IO)
0.950% due 03/25/09 " §	50,844	282
Fannie Mae Whole Loan
6.500% due 10/25/42 "	3,433,667	3,530,527
First Horizon Alternative Mortgage Securities
4.469% due 03/25/35 " §	4,060,933	4,073,558
4.731% due 06/25/34 " §	15,776,093	15,655,925
First Horizon Asset Securities Inc
5.371% due 08/25/35 " §	791,191	786,997
Freddie Mac
3.500% due 05/15/19 - 07/15/32 " ±	1,104,460	1,085,292
4.000% due 05/15/16 "	448,617	446,316
4.500% due 09/15/14 "	468,093	465,842
5.000% due 09/15/16 - 04/15/30 † " ±	149,137,150	149,164,840
5.500% due 03/15/17 "	2,370,315	2,398,557
6.103% due 12/15/29 " §	84,077	84,058
7.000% due 09/15/21 "	129,028	128,545
7.500% due 01/15/23 "	3,102,344	3,165,325
Freddie Mac Structured Pass-Through Securities
6.205% due 10/25/44 " §	6,233,588	6,216,566
6.405% due 07/25/44 " §	32,313,556	32,267,574
GMAC Commercial Mortgage Securities Inc (IO)
0.738% due 05/15/35 " §	11,169,176	121,037
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	5,760,912	5,747,061
Government National Mortgage Association
7.000% due 02/16/29 "	518,219	536,024
7.500% due 09/20/26 "	667,920	692,522
Greenpoint Mortgage Funding Trust
5.401% due 11/25/45 " §	190,157	186,876
Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/33 " §	3,604,906	3,579,327
GSR Mortgage Loan Trust
4.540% due 09/25/35 " §	443,118	438,888
Harborview Mortgage Loan Trust
5.222% due 07/19/35 " §	4,840,759	4,806,306
5.873% due 02/19/34 " §	169,550	168,176
Imperial Savings Association
7.093% due 02/25/18 " §	6,545	6,552
IndyMac ARM Trust
6.605% due 01/25/32 " §	98,462	98,135
IndyMac Index Mortgage Loan Trust
5.048% due 12/25/34 " §	468,184	465,712
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
JPMorgan Mortgage Trust
5.023% due 02/25/35 " §	$3,627,389	$3,515,910
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/27 "	281,989	279,804
Lehman Large Loan (IO)
0.880% due 10/12/34 " §	2,756,419	60,001
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/34 " §	4,000,000	3,948,906
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	304,751	296,872
Merrill Lynch Mortgage Investors Inc
5.341% due 02/25/36 " §	1,858,427	1,794,597
MLCC Mortgage Investors Inc
4.250% due 10/25/35 " §	3,444,564	3,354,116
5.381% due 11/25/35 " §	573,793	554,829
6.131% due 10/25/35 " §	827,830	813,218
6.133% due 03/15/25 " §	4,013,891	3,849,892
Mortgage Capital Funding Inc (IO)
1.328% due 11/20/27 " §	349,132	282
Provident Funding Mortgage Loan Trust
4.042% due 04/25/34 " §	47,626	47,013
Residential Accredit Loans Inc
5.341% due 04/25/46 " §	435,393	420,943
6.000% due 06/25/36 "	20,513,428	20,670,016
Residential Asset Securitization Trust
5.500% due 01/25/34 "	6,756,901	6,763,501
Residential Asset Securitization Trust (IO)
0.000% due 11/25/35 " §	18,201,684	230,725
Residential Funding Mortgage Securities I
5.216% due 09/25/35 " §	2,134,784	2,129,470
Sequoia Mortgage Trust
5.846% due 07/20/33 " §	3,948,001	3,910,847
Structured Adjustable Rate Mortgage Loan Trust
5.349% due 01/25/35 " §	1,823,520	1,815,071
5.535% due 08/25/35 " §	546,505	546,398
Structured Asset Mortgage Investments Inc
5.351% due 05/25/36 " §	2,366,628	2,229,092
5.361% due 05/25/45 " §	911,680	887,429
5.411% due 02/25/36 " §	3,151,560	3,067,513
5.753% due 07/19/35 " §	2,560,188	2,485,717
5.793% due 07/19/34 " §	106,409	106,044
5.833% due 09/19/32 " §	438,154	437,639
5.923% due 10/19/33 " §	11,801	11,799
Structured Asset Securities Corp
5.000% due 12/25/34 "	347,569	346,390
SunTrust Alternative Loan Trust (IO)
0.000% due 12/25/35 " §	44,513,970	294,082
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 "	803,904	810,508
Washington Mutual Alternative Mortgage
Pass-Through Certificates (IO)
0.000% due 11/25/35 " §	62,104,811	810,197
Washington Mutual Mortgage
Pass-Through Certificates
5.401% due 12/26/45 " §	237,503	234,183
5.421% due 10/25/45 " §	243,277	237,976
5.441% due 01/25/45 " §	3,541,524	3,480,028
5.451% due 01/25/45 " §	186,702	183,837
5.527% due 02/27/34 " §	3,308,220	3,291,517
5.671% due 12/25/27 " §	10,583,298	10,582,493
6.383% due 08/25/42 " §	235,823	236,982
Washington Mutual MSC Mortgage
Pass-Through Certificates
5.390% due 02/25/33 " §	72,706	72,522
6.940% due 02/25/33 " §	304,996	305,190
Wells Fargo Mortgage-Backed Securities Trust
4.366% due 05/25/35 " §	914,378	908,525
4.950% due 03/25/36 " §	29,686,628	29,263,573
4.950% due 01/25/35 " §	5,875,235	5,746,881
4.995% due 12/25/34 " §	3,599,802	3,568,051
5.240% due 04/25/36 " §	19,413,028	19,349,916
5.520% due 08/25/36 " §	12,901,467	12,839,235

		623,648,513

Fannie Mae - 53.58%

4.006% due 06/01/34 " §	104,856	104,058
4.158% due 09/01/33 " §	191,971	192,737
4.170% due 02/01/33 " §	64,007	64,707
4.187% due 11/01/34 † " §	30,396,905	30,488,612
4.189% due 03/01/34 " §	101,851	102,861
4.296% due 03/01/33 " §	117,663	115,931
4.313% due 01/01/34 " §	73,529	74,821
4.478% due 04/01/35 " §	5,767,503	5,705,990
4.500% due 11/01/14 "	1,305,823	1,289,637
4.554% due 11/01/34 " §	93,334	92,514
4.607% due 07/01/33 " §	153,946	150,938
4.705% due 12/01/34 " §	11,255,779	11,135,929
4.706% due 08/01/35 " §	4,363,909	4,326,119
4.728% due 02/01/33 " §	1,527,055	1,534,989
4.735% due 09/01/35 " §	1,761,733	1,744,711
4.736% due 07/01/35 " §	17,212,908	17,050,232
4.768% due 04/01/34 " §	2,280,305	2,229,544
5.000% due 06/01/18 - 11/13/37 † " ±	946,487,484	910,585,740
5.028% due 12/01/34 " §	126,756	125,452
5.267% due 08/01/34 " §	124,829	123,952
5.474% due 03/01/33 " §	1,480,000	1,481,847
5.500% due 12/01/14 - 11/13/37 † " ±	1,200,582,003	1,178,527,737
5.564% due 05/01/36 " §	210,429	212,790
5.569% due 05/01/36 " §	200,591	202,842
5.572% due 05/01/36 " §	6,327,784	6,398,821
6.000% due 04/01/16 - 11/13/37 † " ±	231,649,529	232,091,263
6.118% due 09/01/34 † " §	3,158,541	3,209,093
6.205% due 08/01/42 - 10/01/44 " § ±	7,820,010	7,850,508
6.462% due 08/01/36 " §	6,745,164	6,873,974
6.500% due 01/01/13 - 08/01/36 " ±	31,002,650	31,625,816
6.825% due 08/01/09 "	914,993	934,491
6.900% due 09/01/09 "	541,394	554,342
7.135% due 01/01/25 " §	107,964	109,179
7.160% due 04/01/27 " §	122,942	123,214
7.183% due 01/01/23 " §	223,039	226,428
7.235% due 12/01/22 " §	66,283	67,219
7.450% due 11/01/23 " §	121	122
8.000% due 05/01/30 - 08/01/30 " ±	26,053	27,468

		2,457,756,628

Federal Housing Authority - 0.08%

6.896% due 07/01/20 "	376,750	377,692
7.430% due 09/01/19 - 10/01/24 " ±	3,438,857	3,473,247

		3,850,939

Freddie Mac - 7.90%

4.000% due 07/01/18 "	5,588	5,286
5.321% due 09/01/35 † " §	17,543,900	17,544,632
5.500% due 03/01/23 - 10/01/37 " ±	340,256,296	333,277,263
5.714% due 03/01/32 " §	698,097	714,548
5.845% due 03/01/32 " §	325,650	332,930
5.907% due 07/01/32 " §	189,654	192,841
5.914% due 05/01/32 " §	119,045	121,222
5.927% due 06/01/17 " §	10,174	10,227
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
6.000% due 03/03/18 - 10/01/22 † " ±	$5,562,182	$5,619,553
6.500% due 01/01/15 - 05/01/17 " ±	4,197,670	4,308,319
7.147% due 01/01/28 " §	60,191	60,858
7.260% due 05/01/23 " §	21,210	21,321

		362,209,000

Government National Mortgage Association - 0.40%

5.500% due 09/20/30 - 09/20/32 " § ±	1,155,041	1,166,359
5.750% due 07/20/23 - 03/20/32 " § ±	1,109,736	1,119,613
6.000% due 08/15/31 "	27,174	27,430
6.000% due 03/20/32 - 01/20/33 " § ±	804,916	811,028
6.125% due 12/20/22 - 12/20/32 " § ±	2,962,929	2,989,727
6.250% due 08/20/20 - 03/20/29 " § ±	325,530	329,804
6.375% due 05/20/22 - 06/20/32 " § ±	7,433,467	7,505,194
6.500% due 03/20/33 " §	789,878	798,330
6.625% due 11/20/24 " §	177,629	179,644
6.750% due 03/20/29 " §	98,293	99,860
7.500% due 04/15/30 - 12/15/31 " ±	225,191	236,324
8.000% due 12/15/29 - 08/15/32 " ±	1,168,841	1,243,654
8.500% due 09/15/16 - 01/15/31 " ±	1,546,796	1,667,861
9.000% due 02/15/17 - 04/15/20 " ±	28,684	30,989
10.000% due 05/15/19 - 02/15/25 " ±	34,123	38,697

		18,244,514

Total Mortgage-Backed Securities (Cost $3,480,569,612)		3,465,709,594

ASSET-BACKED SECURITIES - 0.79%

Aurum CLO Ltd (Cayman)
5.790% due 04/15/14 ~ " §	12,450,000	12,378,062
Carrington Mortgage Loan Trust
5.196% due 07/25/36 " §	18,713	18,665
Centex Home Equity Co LLC
5.181% due 06/25/36 " §	17,081	17,060
Citigroup Mortgage Loan Trust Inc
5.171% due 08/25/36 " §	39,321	39,151
5.201% due 08/25/36 " §	83,226	83,019
5.211% due 12/25/35 " §	1,085,055	1,083,791
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 " §	19,777	19,706
Countrywide Asset-Backed Certificates
5.161% due 01/25/46 " §	1,326,640	1,320,412
5.181% due 01/25/37 " §	139,860	139,389
5.191% due 09/25/46 " §	38,015	37,870
5.201% due 06/25/36 " §	41,254	41,184
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	88,253	88,044
First Franklin Mortgage Loan
Asset-Backed Certificates
5.221% due 01/25/36 " §	86,495	86,168
Fremont Home Loan Trust
5.231% due 05/25/36 " §	96,474	95,872
GE-WMC Mortgage Securities LLC
5.171% due 08/25/36 " §	64,664	64,283
IMC Home Equity Loan Trust
6.340% due 08/20/29 " §	120,502	120,181
JPMorgan Mortgage Acquisition Corp
5.191% due 01/25/32 " §	18,956	18,948
Long Beach Mortgage Loan Trust
5.181% due 08/25/36 " §	56,398	56,114
5.191% due 05/25/36 " §	136,499	136,338
5.411% due 10/25/34 " §	17,007	16,584
Mid-State Trust
7.340% due 07/01/35 "	2,235,795	2,395,385
7.791% due 03/15/38 "	857,436	905,286
8.330% due 04/01/30 "	4,716,243	4,916,656
Morgan Stanley Asset-Backed Securities Capital I
5.171% due 07/25/36 " §	46,788	46,524
Morgan Stanley Mortgage Loan Trust
5.631% due 02/25/37 " §	3,150,000	2,901,175
5.681% due 02/25/37 " §	2,863,000	2,636,846
New Century Home Equity Loan Trust
5.201% due 08/25/36 " §	32,167	32,047
Newcastle Mortgage Securities Trust
5.201% due 03/25/36 " §	90,533	90,167
NPF XII Inc
2.200% due 12/01/03 + ~ " § ¤	6,000,000	27,960
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 "	544,000	47,554
Popular ABS Mortgage Pass-Through Trust
5.261% due 11/25/35 " §	1,115,133	1,112,646
Renaissance Home Equity Loan Trust
5.571% due 08/25/33 " §	751,073	726,168
Residential Asset Securities Corp
5.171% due 06/25/36 " §	36,573	36,441
5.201% due 03/25/36 " §	47,850	47,804
5.201% due 07/25/36 " §	32,130	32,025
5.211% due 01/25/36 " §	55,193	55,166
5.221% due 01/25/36 " §	24,792	24,785
Residential Funding Mortgage Securities II Inc
5.271% due 09/25/35 " §	27,529	27,520
Saxon Asset Securities Trust
5.651% due 08/25/32 " §	9,338	9,236
Small Business Administration
4.754% due 08/10/14 "	3,833,969	3,749,791
7.452% due 09/10/10 "	20,007	20,717
7.640% due 03/10/10 "	71,158	73,711
8.017% due 02/10/10 "	156,965	163,045
Soundview Home Equity Loan Trust
5.171% due 11/25/36 " §	147,587	147,131
Structured Asset Securities Corp
5.421% due 01/25/33 " §	43,087	41,639

Total Asset-Backed Securities (Cost $36,658,098)		36,128,266

U.S. GOVERNMENT AGENCY ISSUES - 0.50%

Fannie Mae
5.000% due 07/29/19	17,000,000	16,856,673
Federal Home Loan Bank
0.000% due 02/27/12 §	3,500,000	3,412,150
Small Business Administration Participation Certificates 6.120% due 09/01/21	2,542,097	2,604,314

Total U.S. Government Agency Issues (Cost $23,148,370)		22,873,137

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 4.56%

U.S. Treasury Bonds - 0.14%

5.000% due 05/15/37	$6,300,000	$6,464,392

U.S. Treasury Inflation Protected Securities - 4.42%

0.875% due 04/15/10 ^	87,579,939	84,811,421
2.000% due 07/15/14 ^	20,775,128	20,500,834
2.375% due 04/15/11 ^	30,433,760	30,640,618
2.375% due 01/15/27 ^	27,681,988	28,028,041
2.625% due 07/15/17 † ^	36,784,464	37,928,240
3.875% due 01/15/09 ^	952,598	972,396

		202,881,550

Total U.S. Treasury Obligations (Cost $206,159,219)		209,345,942

FOREIGN GOVERNMENT BONDS & NOTES - 5.73%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL399,924,000	208,347,789
10.000% due 01/01/17	56,000,000	28,122,363
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR3,700,000	5,276,086
5.000% due 07/04/11	1,200,000	1,760,043
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,378,197
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,027,645
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	440,099
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	11,290,388
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,103,906
7.375% due 04/25/12	320,000	346,400
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	247,250
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	587,294
7.650% due 06/11/13	1,100,000	1,177,055

Total Foreign Government Bonds & Notes (Cost $260,494,446)		263,104,515

MUNICIPAL BONDS - 1.56%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,166,252
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,245,000	2,326,965
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,286,784
Dallas TX Area Rapid Transit
5.000% due 12/01/36 s	9,500,000	9,765,164
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,188,440
Hamilton OH School Districts Gas
Supply Revenue
7.740% due 02/01/12	5,500,000	5,849,305
Honolulu City & County HI ‘A’
5.860% due 07/01/23 s	3,080,000	3,208,528
Houston TX Utilities Systems Revenue ‘A’
5.000% due 11/15/36 s	3,100,000	3,198,355
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,075,600
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,050,910
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	400,900
Pierce County School District WA
5.860% due 12/01/23 s ~	3,000,000	3,115,050
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	513,676
Texas State Transportation Commission
Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,778,064
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,800,000	9,648,002
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,889,104
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	1,100,000	930,930
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,760,600
6.250% due 06/01/42	900,000	908,937
Tobacco Settlement Revenue
Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,354,974

Total Municipal Bonds (Cost $68,611,703)		71,416,540

PURCHASED OPTIONS - 1.12%
(See Note (g) to Notes to Schedule of Investments) (Cost $33,084,052)		51,502,982

SHORT-TERM INVESTMENTS - 15.91%

Certificates of Deposit - 0.57%

Fortis Bank NY
5.074% due 06/30/08 §	19,000,000	19,006,859
The Royal Bank of Scotland NY
5.074% due 03/26/08 §	7,400,000	7,392,992

		26,399,851

Commercial Paper - 9.07%

Bank of America Corp
5.230% due 11/16/07	10,300,000	10,231,168
Bank of Scotland PLC (United Kingdom)
5.050% due 01/28/08	42,100,000	41,397,222
Danske Corp
5.040% due 10/04/07	68,000,000	67,971,440
Rabobank USA Finance Corp
5.000% due 10/01/07	119,800,000	119,800,000
Skandinaviska Enskilda Banken AB (Sweden)
5.050% due 01/25/08	12,500,000	12,296,597
5.100% due 12/19/07	126,100,000	124,688,731
Westpac Trust Securities Ltd (Australia)
5.240% due 11/01/07	39,900,000	39,719,962

		416,105,120

U.S. Government Agency Issue - 4.33%

Federal Home Loan Bank
4.000% due 10/01/07	198,800,000	198,800,000

U.S. Treasury Bills - 1.40%

3.700% due 11/29/07 ☐	7,400,000	7,355,127
3.735% due 12/13/07 † ‡ ☐	43,375,000	43,041,598
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
3.800% due 11/29/07 ☐	$1,100,000	$1,093,150
3.805% due 11/29/07 ☐	3,500,000	3,478,174
3.900% due 11/29/07 ‡ ☐	3,500,000	3,477,629
4.250% due 11/29/07 ‡ ☐	1,250,000	1,241,293
4.620% due 11/29/07 ☐	4,285,000	4,252,556

		63,939,527

Time Deposit - 0.54%

State Street Bank
3.850% due 10/01/07	24,789,000	24,789,000

Total Short-Term Investments (Cost $730,027,022)		730,033,498

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 120.18% (Cost $5,494,538,286)		5,513,616,518

	Shares
SECURITIES LENDING COLLATERAL - 16.12%

The Mellon GSL DBT II Collateral Fund 5.468% ∆ (Cost $739,780,276)	739,780,276	739,780,276

TOTAL INVESTMENTS - 136.30% (Cost $6,234,318,562)		6,253,396,794

OTHER ASSETS & LIABILITIES, NET - (36.30%)		(1,665,582,227)

NET ASSETS - 100.00%		$4,587,814,567

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $27,960, or 0.00% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
(c) Securities with a total aggregate market value of $1,049,556, or 0.02% of the net assets, were in default as of September 30, 2007.
(d) Investments sold short outstanding as of September 30, 2007:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 10/16/22	$14,000,000	$13,722,184
6.000% due 10/11/37	400,000	400,562
6.500% due 10/11/37	5,500,000	5,600,546
U.S. Treasury Bonds
4.750% due 02/15/37	228,800,000	225,707,768
U.S. Treasury Notes
3.125% due 10/15/08	22,900,000	22,697,839
3.375% due 11/15/08	4,800,000	4,769,251
4.125% due 08/31/12	35,500,000	35,366,911
4.125% due 05/15/15	24,300,000	23,795,022
4.250% due 11/15/13	700,000	698,195
4.250% due 11/15/14	32,500,000	32,197,880
4.500% due 02/15/16	41,500,000	41,519,464
4.500% due 05/15/17	158,200,000	157,359,642
4.625% due 02/15/17	150,600,000	151,341,253
4.750% due 05/15/14	46,100,000	47,151,679
4.750% due 08/15/17	169,200,000	171,526,669
4.875% due 05/31/11	23,800,000	24,432,199
4.875% due 02/15/12	165,600,000	170,593,999

Total Investments sold short (Proceeds $1,133,436,214)		$1,128,881,063

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(e) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	AUD	2,399,755	10/07	$34,872
Sell	AUD	3,368,552	10/07	(195,617)
Buy	BRL	402,497,369	10/07	13,621,605
Sell	BRL	402,497,369	10/07	(13,127,944)
Buy	BRL	68,546,356	03/08	3,264,606
Sell	BRL	213,424,837	03/08	(6,634,676)
Sell	BRL	36,192,576	07/08	(613,545)
Sell	CAD	2,220,000	11/07	(47,563)
Buy	CLP	1,079,700,000	03/08	64,011
Buy	CNY	333,361,778	11/07	315,637
Sell	CNY	297,715,222	11/07	100,891
Buy	CNY	111,906,892	01/08	(15,845)
Buy	CNY	339,653,409	01/08	99,323
Sell	CNY	289,456,954	01/08	(180,796)
Sell	CNY	197,860,499	01/08	42,783
Buy	CNY	268,856,437	07/08	377,905
Buy	DKK	2,186,000	12/07	16,967
Sell	DKK	243,688,000	12/07	(1,891,429)
Buy	EUR	225,410,000	10/07	7,791,852
Sell	EUR	275,382,000	10/07	(15,609,841)
Buy	GBP	5,688,000	11/07	259,248
Sell	GBP	24,911,176	11/07	(823,456)
Buy	INR	53,531,860	10/07	46,609
Sell	INR	53,531,860	10/07	(58,818)
Buy	INR	53,818,276	05/08	68,528
Buy	JPY	11,437,990,241	10/07	1,300,658
Sell	JPY	958,691,984	10/07	(389,884)
Sell	JPY	7,388,427,000	10/07	142,885
Buy	KRW	11,416,600,800	10/07	12,909
Sell	KRW	11,416,600,800	10/07	(97,171)
Buy	KRW	8,073,344,550	01/08	(10,637)
Buy	KRW	3,048,321,000	05/08	76,359
Buy	KRW	11,416,600,800	08/08	122,172
Buy	MXN	6,381,704	03/08	(3,932)
Buy	MXN	284,132,133	03/08	579,482
Buy	MXN	155,812,896	07/08	48,390
Buy	MYR	10,985,579	10/07	28,414
Sell	MYR	10,985,579	10/07	(34,918)
Buy	MYR	10,985,579	08/08	30,800
Buy	NOK	746,000	12/07	9,528
Buy	NZD	457,000	10/07	2,196
Sell	NZD	6,776,000	10/07	(344,259)
Buy	PLN	34,016,574	03/08	1,072,123
Buy	PLN	2,832,311	07/08	36,548
Buy	RUB	4,819,049	11/07	11,925
Buy	RUB	330,699,120	12/07	633,756
Buy	RUB	469,417,035	01/08	258,922
Buy	RUB	474,116,986	07/08	186,173
Buy	SGD	18,876,839	10/07	178,742
Sell	SGD	1,429,314	10/07	(17,366)
Buy	SGD	1,861,605	02/08	15,536
Buy	SGD	4,171,315	05/08	63,407
Buy	TWD	43,319,516	10/07	2,432
Sell	TWD	43,319,516	10/07	(11,126)
Buy	TWD	43,257,490	11/07	13,060

				($9,177,569)

(f) Securities with an approximate aggregate market value of $34,028,827 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (03/08)	1,491	EUR1,491,000,000	$61,597
Euro-Bobl 5-Year Note Put Options Strike @ EUR 102.75 (12/07)	428	42,800,000	(2,832)
Euro-Bund 10-Year Notes (12/07)	844	84,400,000	(875,626)
Eurodollar (12/07)	1,682	$1,682,000,000	457,483
Eurodollar (06/08)	4,150	4,150,000,000	5,666,702
Eurodollar (09/08)	4,110	4,110,000,000	9,390,546
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

			Net Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (12/08)	2,214	$2,214,000,000	$5,639,679
Eurodollar (03/09)	2,277	2,277,000,000	3,036,704
Euro-Schatz Futures Put Options Strike @ EUR 101.40 (12/07)	929	EUR92,900,000	(6,282)
Japanese Government 10-Year Bonds 12/07)	11	JPY1,100,000,000	(27,414)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 92.50 (06/08)	1,305	GBP652,500,000	(17,650)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 92.75 (12/07)	1,939	969,500,000	(23,389)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (03/08)	6,872	3,436,000,000	(6,741)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.25 (12/07)	3,111	1,555,500,000	114,302
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	139	69,500,000	119,230
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	1,329	664,500,000	264,993
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	5,469	2,734,500,000	10,378,018
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	1,377	688,500,000	2,565,561
U.S. Treasury 10-Year Notes (12/07)	9,195	$919,500,000	2,585,092
U.S. Treasury 30-Year Bonds (12/07)	1,957	195,700,000	705,003

Short Futures Outstanding
Euro-Bobl 5-Year Notes (12/07)	1,639	EUR163,900,000	1,437,280
Euro-Schatz 2-Year Notes (12/07)	1,591	159,100,000	663,993
United Kingdom Gilt 10-Year Notes (12/07)	295	GBP29,500,000	27,666
U.S. Treasury 2-Year Notes (12/07)	1,499	$299,800,000	(321,942)
U.S. Treasury 5-Year Notes (12/07)	3,830	383,000,000	1,016,998

			$42,848,971

(g) Purchased options outstanding as of September 30, 2007 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	10/25/07	$132,300,000	$532,508	$792,609
Citigroup	Call - OTC 5-Year Interest Rate Swap	Pay	4.840%	11/23/07	140,400,000	821,340	1,485,292
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	12/20/07	204,000,000	1,321,920	1,910,868
Barclays	Call - OTC 1-Year Interest Rate Swap	Pay	4.750%	02/01/08	134,800,000	387,550	495,525
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	72,500,000	280,937	737,397
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	122,600,000	607,943	1,246,965
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	668,000,000	3,789,410	5,273,192
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	406,000,000	1,964,800	3,583,762
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	202,200,000	702,645	1,784,819
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	143,000,000	511,225	1,262,261
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	12/15/08	627,300,000	2,141,247	5,548,468
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	12/15/08	333,500,000	1,159,103	3,793,896
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	5.300%	08/03/09	551,500,000	4,860,094	7,551,138

						$19,080,722	$35,466,192

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures (12/07)	$98.00	11/20/07	5,931	$111,948	$92,672
Merrill Lynch	Put - CME Eurodollar Futures (12/07)	92.25	12/17/07	1,200	11,400	7,500
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	91.50	03/17/08	1,400	13,300	8,750
Goldman Sachs	Put - CME Eurodollar Futures (03/08)	91.75	03/17/08	7,433	70,614	46,456
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	92.00	03/17/08	1,131	10,744	7,069
Bear Stearns	Put - CME Eurodollar Futures (03/08)	92.75	03/17/08	5,311	50,454	33,194
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	93.00	03/17/08	1,489	14,145	9,306
Citigroup	Call - CME Eurodollar Futures (03/08)	95.25	03/17/08	1,636	1,375,467	1,574,650
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.50	06/16/08	5,711	54,255	35,694
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	92.75	06/16/08	1,215	11,543	7,594
Merrill Lynch	Put - CME Eurodollar Futures (06/08)	93.00	06/16/08	2,228	21,166	13,925
Citigroup	Put - CME Eurodollar Futures (09/08)	92.50	09/15/08	2,074	19,703	12,963

					$1,764,739	$1,849,773

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Wachovia	Put - OTC Fannie Mae 5.000% due 10/11/37	$83.00	10/04/07	$125,000,000	$14,648	$1
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 10/11/37	84.50	10/04/07	145,000,000	16,992	1
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 10/11/37	86.00	10/04/07	245,000,000	28,711	2
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 10/11/37	86.66	10/04/07	300,000,000	35,156	3
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Credit Suisse	Put - OTC Fannie Mae 5.500% due 10/11/37	$87.58	10/04/07	$613,500,000	$71,894	$6
Merrill Lynch	Call - OTC Fannie Mae 6.000% due 10/11/37	104.00	10/04/07	250,000,000	29,297	3
Credit Suisse	Call - OTC Fannie Mae 6.000% due 10/11/37	104.63	10/04/07	291,100,000	34,113	3

					$230,811	$19

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

Citigroup	Call - OTC Japanese yen versus U.S. dollar	JPY121.00	01/18/08	$17,600,000	$175,472	$34,901
Credit Suisse	Call - OTC U.S. dollar versus Euro	$1.36	05/19/08	EUR11,000,000	337,670	596,750
Credit Suisse	Put - OTC U.S. dollar versus Euro	1.36	05/19/08	11,000,000	337,670	71,709
Morgan Stanley	Call - OTC U.S. dollar versus Euro	1.36	05/21/08	3,800,000	112,665	306,210
Morgan Stanley	Put - OTC U.S. dollar versus Euro	1.36	05/21/08	3,800,000	112,665	31,910
Royal Bank of Scotland	Call - OTC U.S. dollar versus Euro	1.36	05/21/08	24,300,000	734,980	1,958,130
Royal Bank of Scotland	Put - OTC U.S. dollar versus Euro	1.36	05/21/08	24,300,000	734,980	204,056
Royal Bank of Scotland	Call - OTC Japanese yen versus Euro	JPY158.35	06/04/08	14,500,000	524,094	731,255
Royal Bank of Scotland	Put - OTC Japanese yen versus Euro	158.35	06/04/08	14,500,000	524,094	528,897
JPMorgan Chase	Call - OTC Japanese yen versus U.S. dollar	104.00	03/17/10	$39,000,000	1,795,060	2,085,993
JPMorgan Chase	Put - OTC Japanese yen versus U.S. dollar	104.00	03/17/10	39,000,000	1,524,840	1,569,048
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar	105.20	03/31/10	6,800,000	286,280	320,130
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar	105.20	03/31/10	6,800,000	286,280	307,265
Royal Bank of Scotland	Call - OTC Japanese yen versus U.S. dollar	105.40	03/31/10	19,900,000	834,811	917,370
Royal Bank of Scotland	Put - OTC Japanese yen versus U.S. dollar	105.40	03/31/10	19,900,000	834,811	913,370
Credit Suisse	Call - OTC U.S. dollar versus Euro	$1.38	05/21/10	EUR4,000,000	198,255	344,074
Credit Suisse	Put - OTC U.S. dollar versus Euro	1.38	05/21/10	4,000,000	198,255	131,843
Morgan Stanley	Call - OTC U.S. dollar versus Euro	1.38	05/21/10	9,700,000	463,411	834,381
Morgan Stanley	Put - OTC U.S. dollar versus Euro	1.38	05/21/10	9,700,000	463,411	319,719
Morgan Stanley	Call - OTC U.S. dollar versus Euro	1.38	06/03/10	10,300,000	493,577	888,650
Morgan Stanley	Put - OTC U.S. dollar versus Euro	1.38	06/03/10	10,300,000	493,577	341,654
Credit Suisse	Call - OTC Japanese yen versus Euro	JPY148.40	06/03/10	4,800,000	270,185	414,936
Credit Suisse	Put - OTC Japanese yen versus Euro	148.40	06/03/10	4,800,000	270,737	334,747

					$12,007,780	$14,186,998

(h) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	1,791,302,915	$21,214,339
Call Options Written	2,193,211,667	26,873,733
Put Options Written	198,700,000	1,503,704
Call Options Expired	(1,486,607,703)	(15,344,667)
Put Options Expired	(139,800,000)	(434,853)
Call Options Repurchased	(915,001,361)	(9,785,981)
Put Options Repurchased	(83,000,000)	(539,500)

Outstanding, September 30, 2007	1,558,805,518	$23,486,775

(i) Premiums received and value of written options outstanding as of September 30, 2007:
Credit Default Swaptions

		Buy/Sell	Exercise	Expiration	Notional
Counterparty	Description	Protection (1)	Rate	Date	Amount	Premium	Value

Credit Suisse	Call - OTC Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/07	$30,800,000	$98,560	$98,560
Credit Suisse	Put - OTC Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/07	30,800,000	92,400	92,400
Lehman Brothers	Put - OTC Dow Jones CDX N.A. HY8 Index	Sell	0.910%	12/20/07	14,100,000	239,700	149,164
Lehman Brothers	Call - OTC Dow Jones CDX N.A. HY8 Index	Buy	0.990%	12/20/07	14,100,000	112,800	149,164

						$543,460	$489,288

(1)   If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.

Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07	$57,100,000	$525,663	$530,231
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07	88,900,000	1,284,383	1,476,896
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08	29,900,000	372,255	341,847
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	31,500,000	281,925	517,356
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	53,300,000	639,600	875,399
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08	$204,300,000	$2,595,015	$2,638,739
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	87,000,000	1,070,100	1,220,610
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	176,400,000	1,984,320	2,842,686
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	87,900,000	708,144	1,416,508
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	62,600,000	513,320	1,008,799
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	12/15/08	211,300,000	2,136,723	3,941,590
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.200%	12/15/08	111,200,000	1,111,479	2,653,788
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.500%	08/03/09	239,600,000	4,738,090	6,779,003

						$17,961,017	$26,243,452

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Premium	Value

Citigroup	Call - CME U.S. Treasury 5-Year Note Futures (12/07)	$107.00	11/20/07	2,409	$1,503,861	$1,731,469
Fortis	Call - CME Eurodollar Futures (03/08)	95.75	03/17/08	2,094	1,424,611	863,775
Citigroup	Call - CME Eurodollar Futures (03/08)	96.00	03/17/08	1,015	580,326	266,437

					$3,508,798	$2,861,681

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Premium	Value

Credit Suisse	Call - OTC Japanese yen versus U.S. dollar	JPY104.00	03/17/10	$14,000,000	$736,750	$747,852
Credit Suisse	Put - OTC Japanese yen versus U.S. dollar	104.00	03/17/10	14,000,000	736,750	563,248

					$1,473,500	$1,311,100

(j) Securities with an approximate aggregate market value of $35,705,605 were pledged as collateral for swap contracts as of September 30, 2007.
(k) Swap agreements outstanding as of September 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan Chase	American International Group 0.000% due 11/09/31	Sell	0.050%	12/20/07	$12,600,000	($1,417)
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	3,400,000	(1,394)
Morgan Stanley	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	2,000,000	(821)
Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	25,000,000	(8,659)
UBS	Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.170%	09/20/08	16,400,000	884
UBS	Morgan Stanley 6.600% due 04/12/12	Sell	0.190%	09/20/08	16,300,000	(23,805)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(8,614)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	7,617
Bank of America	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(6,106)
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(872)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	12,600,000	(13,736)
Lehman Brothers	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	400,000	(436)
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13	Buy	(0.150%)	12/20/08	1,300,000	(1,575)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(14,756)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(11,630)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(1,605)
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(3,706)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(13,327)
Bear Stearns	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(19,382)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(5,522)
Bear Stearns	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(3,150)
Citigroup	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	3,500,000	(8,054)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(11,044)
UBS	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,100,000	(3,465)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(4,006)
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(33,727)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(14,246)
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	7,923
Royal Bank of Scotland	Indonesia Government International Bond 6.750% due 03/10/14	Sell	0.400%	12/20/08	2,200,000	(4,275)
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(2,516)
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(6,299)
ABN AMRO	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(5,262)
Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(17,443)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(7,083)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	3,200,000	(18,992)
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Barclays	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	$3,900,000	($27,857)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08	2,800,000	(2,983)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.720%	12/20/08	1,400,000	(1,324)
Credit Suisse	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(13,066)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/12	Buy	(0.970%)	12/20/08	3,200,000	(34,876)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(16,740)
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(9,670)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,153,921
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	18,426
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	550,000	(17,158)
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	(43,661)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	1,100,000	(32,803)
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11	Buy	(0.580%)	09/20/11	8,000,000	(75,950)
Bank of America	Time Warner Inc 5.500% due 11/15/11	Buy	(0.310%)	12/20/11	4,000,000	9,175
Bank of America	BHP Billiton Finance Ltd 5.125% due 03/29/12	Buy	(0.135%)	03/20/12	3,000,000	7,389
Barclays	XL Capital PLC 6.500% due 01/15/12	Buy	(0.205%)	03/20/12	5,300,000	42,569
Morgan Stanley	Dow Jones CDX NA IG8 Index	Buy	(0.170%)	06/20/12	163,400,000	(598,691)
Deutsche Bank	Dow Jones CDX NA IG8 Index	Sell	0.350%	06/20/12	9,200,000	(59,411)
Goldman Sachs	Dow Jones CDX NA IG8 Index	Sell	0.350%	06/20/12	16,800,000	(110,224)
Lehman Brothers	Dow Jones CDX NA IG8 Index	Buy	(0.350%)	06/20/12	49,600,000	(28,942)
Lehman Brothers	Dow Jones CDX NA IG8 Index	Sell	0.350%	06/20/12	23,600,000	185,517
Credit Suisse	Nabors Industries Inc 5.375% due 08/15/12	Buy	(0.470%)	06/20/12	1,500,000	(11,211)
Deutsche Bank	Nabors Industries Inc 0.000% due 02/05/21	Buy	(0.470%)	06/20/12	10,000,000	(74,742)
Barclays	Dow Jones CDX NA HY-8 Index	Sell	0.483%	06/20/12	800,000	(2,987)
Barclays	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.490%)	06/20/12	2,000,000	9,530
Credit Suisse	Noble Corp 5.875% due 06/01/13	Buy	(0.520%)	06/20/12	5,700,000	(28,215)
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(0.520%)	06/20/12	6,000,000	22,396
Credit Suisse	GlobalSantaFe Corp 5.000% due 02/15/13	Buy	(0.530%)	06/20/12	10,000,000	(148,266)
Bank of America	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	1,600,000	(6,225)
Citigroup	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	5,400,000	(12,303)
Deutsche Bank	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	2,800,000	(10,894)
Morgan Stanley	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.000%	06/20/12	1,500,000	(5,836)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.050%	06/20/12	10,000,000	(1,993)
Lehman Brothers	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.100%	06/20/12	5,000,000	1,309
Bank of America	Dow Jones CDX NA XO8 Index	Sell	1.400%	06/20/12	8,100,000	412,317
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	1.873%	06/20/12	14,300,000	82,697
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	1.994%	06/20/12	2,150,000	24,204
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	2.088%	06/20/12	10,000,000	153,915
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	2.144%	06/20/12	4,000,000	70,915
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	2.179%	06/20/12	200,000	3,845
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13	Sell	2.300%	06/20/12	10,000,000	(651,846)
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	16,800,000	16,596
Goldman Sachs	Dow Jones CDX NA HY-8 Index	Buy	(3.228%)	06/20/12	12,760,000	(748,043)
BNP Paribas	Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.820%	09/20/12	800,000	13,395
Bank of America	Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.900%	09/20/12	5,000,000	101,405
Royal Bank of Scotland	Merrill Lynch and Co Inc 5.000% due 01/15/15	Sell	0.920%	09/20/12	5,200,000	73,581
Citigroup	Nortel Networks Ltd 4.250% due 09/01/08	Sell	2.850%	09/20/12	5,000,000	(260,768)
Citigroup	Nortel Networks Ltd 10.125% due 07/15/13	Sell	3.200%	09/20/12	5,000,000	(174,765)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12	19,200,000	121,386
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.143%)	12/20/12	7,800,000	59,332
Bear Stearns	Wal-Mart Stores Inc 5.000% due 04/05/12	Buy	(0.250%)	12/20/12	10,000,000	(27,955)
Bank of America	Sherman Williams Co 7.375% due 02/01/27	Buy	(0.300%)	12/20/12	10,000,000	(18,657)
Bank of America	The Clorox Co 6.125% due 02/01/11	Buy	(0.330%)	12/20/12	500,000	(1,397)
Deutsche Bank	Dow Jones CDX NA XO9 Index	Sell	2.450%	12/20/12	3,600,000	4,773
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13	Buy	(0.580%)	09/20/13	2,100,000	16,962
Lehman Brothers	Bellsouth Corp 5.200% due 09/15/14	Buy	(0.325%)	09/20/14	9,100,000	(19,393)
Citigroup	CNA Financial Corp 5.850% due 12/15/14	Buy	(0.470%)	12/20/14	4,100,000	61,338
Lehman Brothers	PC Financial Partnership 5.000% due 11/15/14	Buy	(0.480%)	12/20/14	3,000,000	18,080
Bank of America	CNA Financial Corp 5.850% due 12/15/14	Buy	(0.630%)	12/20/14	5,000,000	26,920
Barclays	CitiFinancial 6.625% due 06/01/15	Buy	(0.145%)	06/20/15	4,500,000	63,300
Bear Stearns	Alcan Inc 5.000% due 06/01/15	Buy	(0.420%)	06/20/15	2,500,000	(11,939)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.458%	12/20/15	5,600,000	(56,271)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15	13,800,000	(109,940)
Deutsche Bank	Viacom Inc 6.250% due 04/30/16	Buy	(0.750%)	06/20/16	7,500,000	(4,393)
Citigroup	WEA Finance LLC 5.700% due 10/01/16	Buy	(0.590%)	12/20/16	7,500,000	—
Deutsche Bank	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	EUR 30,600,000	(158,012)
Goldman Sachs	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	32,800,000	(169,372)
HSBC	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	5,300,000	(27,368)
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Sprint Nextel Corp 6.000% due 12/01/16	Buy	(0.940%)	12/20/16	$5,000,000	$38,980
Bear Stearns	Sprint Nextel Corp 6.000% due 12/01/17	Buy	(0.980%)	12/20/16	5,000,000	24,759
UBS	Nordstrom Inc 6.950% due 03/15/28	Buy	(0.370%)	06/20/17	8,400,000	24,940
Deutsche Bank	Transocean Inc 7.375% due 04/15/18	Buy	(0.530%)	06/20/17	1,900,000	14,735
Goldman Sachs	Transocean Inc 7.375% due 04/15/18	Buy	(0.540%)	06/20/17	1,500,000	10,501
UBS	AutoZone Inc 5.875% due 10/15/12	Buy	(0.660%)	06/20/17	3,900,000	(17,254)
Lehman Brothers	Safeway Inc 5.800% due 08/15/12	Buy	(0.730%)	06/20/17	4,000,000	(36,219)
Goldman Sachs	Liz Claiborne 5.000% due 07/08/13	Buy	(0.950%)	06/20/17	5,000,000	99,300
Bear Stearns	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.990%)	06/20/17	6,600,000	39,343
Citigroup	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(1.000%)	06/20/17	8,400,000	43,866
Barclays	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	5,000,000	(7,138)
Goldman Sachs	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	20,000,000	(28,552)
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(1.090%)	06/20/17	10,000,000	(14,276)
Bank of America	Reynolds American Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17	3,600,000	(27,112)
Citigroup	Reynolds American Inc 7.625% due 06/01/16	Sell	1.280%	06/20/17	3,500,000	(26,359)
UBS	Bear Stearns Asset-Backed Securities Inc 7.131% due 12/25/35	Buy	(2.250%)	12/25/35	2,000,000	1,157,196
Bear Stearns	Bear Stearns Asset-Backed Securities Inc 7.131% due 12/25/35	Sell	2.550%	12/25/35	2,000,000	(1,141,344)
Morgan Stanley	Morgan Stanley Mortgage Loan Trust 5.631% due 02/25/37	Buy	(0.250%)	02/25/37	3,150,000	762,891
Morgan Stanley	Morgan Stanley Mortgage Loan Trust 5.681% due 02/25/37	Buy	(0.300%)	02/25/37	2,863,000	851,493
Bear Stearns	BFC Genesee Ltd 7.010% due 01/10/41	Buy	(1.280%)	01/10/41	4,920,720	3,607,380
Bank of America	Buckingham Ltd 7.365% due 04/05/41	Buy	(1.250%)	04/05/41	4,000,000	2,513,920
Bank of America	Topanga CDO Ltd 7.060% due 01/10/45	Buy	(1.580%)	01/10/45	2,000,000	1,270,200
Goldman Sachs	Vertical Ltd 7.119% due 04/01/45	Buy	(1.325%)	04/01/45	4,000,000	2,153,920
Bear Stearns	Home Equity Asset-Backed Securities Market Index	Buy	(0.540%)	07/25/45	32,200,000	4,468,413
Deutsche Bank	Home Equity Asset-Backed Securities Market Index	Sell	0.540%	07/25/45	10,700,000	(757,560)
Merrill Lynch	Home Equity Asset-Backed Securities Market Index	Sell	0.540%	07/25/45	9,350,000	(638,605)
UBS	Home Equity Asset-Backed Securities Market Index	Sell	0.540%	07/25/45	12,150,000	(860,220)

						$12,225,743

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.

Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	12/15/07	$13,600,000	($123,851)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/20/08	GBP 20,000,000	(270,746)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/09	5,600,000	69,230
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	MXN 475,000,000	(44,014)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	1,095,000,000	(97,980)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$1,364,500,000	10,734,590
Barclays	6-Month GBP-LIBOR	Receive	6.000%	06/19/09	GBP 109,200,000	(1,460,751)
Goldman Sachs	6-Month EUR-LIBOR	Pay	4.000%	09/19/09	EUR 119,600,000	(471,060)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/09	$156,500,000	2,086,469
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09	207,200,000	(146,615)
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/09	72,100,000	1,204,219
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/09	286,800,000	546,948
Lehman Brothers	6-Month EUR-LIBOR	Pay	4.500%	03/19/10	EUR 130,700,000	(104,392)
Deutsche Bank	6-Month AUD-LIBOR	Pay	7.000%	06/15/10	AUD 222,600,000	(521,453)
Morgan Stanley	6-Month AUD-LIBOR	Pay	7.000%	06/15/10	113,000,000	(113,812)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 10,200,000	(398,135)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	270,246
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	391,234
Deutsche Bank	6-Month EUR-LIBOR	Pay	4.000%	12/15/11	88,100,000	(643,028)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	12/15/11	121,000,000	(1,042,758)
Royal Bank of Scotland	6-Month EUR-LIBOR	Pay	4.000%	12/15/11	112,600,000	(288,083)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/12	BRL 77,500,000	8,232
UBS	BRL-CDI-Compounded	Pay	10.575%	01/02/12	60,700,000	234,230
Barclays	BRL-CDI-Compounded	Pay	10.680%	01/02/12	55,800,000	121,401
UBS	BRL-CDI-Compounded	Receive	11.100%	01/02/12	104,400,000	430,583
Barclays	BRL-CDI-Compounded	Receive	11.120%	01/02/12	30,000,000	115,389
Goldman Sachs	BRL-CDI-Compounded	Receive	11.150%	01/02/12	95,000,000	325,822
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	EUR 15,600,000	(268,223)
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12	3,400,000	(14,566)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	16,500,000	(77,954)
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	EUR 3,200,000	($23,081)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	3,800,000	(29,462)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	3,400,000	(22,851)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12	2,500,000	(19,466)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	4,900,000	(43,164)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	5,000,000	(47,924)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12	3,700,000	(30,512)
Goldman Sachs	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY1 00,000	(25)
Citigroup	6-Month EUR-LIBOR	Pay	4.800%	07/11/12	EUR 139,800,000	2,504,667
Credit Suisse	3-Month USD-LIBOR	Pay	5.000%	12/19/12	$95,400,000	1,325,504
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/12	127,000,000	2,410,212
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12	20,500,000	590,185
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/12	22,100,000	27,282
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12	105,700,000	1,083,640
Lehman Brothers	6-Month GBP-LIBOR	Pay	5.500%	03/20/13	GBP 21,100,000	19,765
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	JPY 1,400,000,000	(361,308)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 32,000,000	2,613,778
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	281,100,000	8,685,163
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/19/14	$340,600,000	(12,918,788)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/14	47,000,000	(255,694)
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 500,000	(34,628)
Merrill Lynch	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	7,800,000	(515,827)
UBS	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	500,000	(33,066)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 90,400,000	207,276
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	3,300,000	7,566
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/16	63,900,000	198,803
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	276,000,000	52,985
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,200,000	1,576,292
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/20/17	GBP 30,200,000	1,576,793
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/17	$60,800,000	(2,228,867)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17	103,000,000	(2,696,828)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/22	34,800,000	554,267
UBS	3-Month USD-LIBOR	Pay	5.000%	12/20/26	900,000	37,833
Goldman Sachs	6-Month EUR-LIBOR	Receive	6.000%	06/18/34	EUR 14,400,000	(358,201)
Lehman Brothers	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	800,000	(46,770)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 30,200,000	3,146,858
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	600,000	11,690
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	200,000	14,213
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.500%	12/15/35	35,900,000	(575,143)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(3,403,944)
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/21/36	EUR 3,920,000	733,957
UBS	6-Month EUR-LIBOR	Pay	5.000%	07/11/37	2,500,000	65,734
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/37	$36,000,000	1,900,649
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/37	43,300,000	515,456
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/37	39,400,000	2,600,569

						$19,266,760

Interest Rate Cap Swap

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Goldman Sachs	Difference in Constant Maturity
	Swap 10-Year vs. 2-Year	Receive	0.288%	12/07/07	$39,300,000	$1,099,979

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 11.10%

Consumer Discretionary - 0.56%

CSC Holdings Inc
7.875% due 12/15/07	$1,800,000	$1,806,750
EchoStar DBS Corp
7.000% due 10/01/13	9,000,000	9,247,500
Mandalay Resort Group
6.500% due 07/31/09	4,000,000	4,040,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	500,000	500,000
Wal-Mart Stores Inc
5.594% due 06/16/08 §	9,400,000	9,405,255

		24,999,505

Consumer Staples - 0.19%

Reynolds American Inc
6.394% due 06/15/11 §	8,200,000	8,230,750

Energy - 0.52%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	1,032,290
Rockies Express Pipeline LLC
6.448% due 08/20/09 ~ §	22,200,000	22,194,539

		23,226,829

Financial Services - 8.66%

American Express Bank FSB
5.826% due 06/12/09 §	15,500,000	15,437,721
6.000% due 09/13/17	10,000,000	9,968,050
American Express Centurion Bank
6.000% due 09/13/17	10,000,000	9,968,050
American Honda Finance Corp
5.350% due 08/05/08 ~ §	2,700,000	2,698,137
American International Group Inc
5.210% due 06/23/08 ~ §	600,000	600,215
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,132,098
Bank of America Corp
5.370% due 11/06/09 §	2,500,000	2,490,358
Bank of America NA
5.646% due 12/18/08 §	1,900,000	1,898,868
5.704% due 06/12/09 §	16,500,000	16,457,925
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	27,300,000	27,479,125
Charter One Bank NA
5.410% due 04/24/09 §	22,000,000	21,865,096
CIT Group Holdings Inc
5.510% due 01/30/09 §	3,800,000	3,666,555
CIT Group Inc
5.708% due 08/15/08 §	2,000,000	1,970,218
Citigroup Funding Inc
5.136% due 04/23/09 §	18,100,000	18,083,058
Citigroup Inc
5.240% due 12/26/08 §	2,000,000	1,999,326
5.409% due 05/02/08 §	2,700,000	2,700,829
Commonwealth Bank of Australia (Australia)
5.860% due 06/08/09 ~ §	1,200,000	1,199,466
DnB NOR Bank ASA (Norway)
5.430% due 10/13/09 ~ §	3,300,000	3,302,218
Export-Import Bank of Korea (South Korea)
5.580% due 10/04/11 ~ §	4,400,000	4,405,469
5.711% due 06/01/09 §	4,800,000	4,807,608
Ford Motor Credit Co
5.800% due 01/12/09	3,500,000	3,381,536
7.250% due 10/25/11	7,300,000	6,846,772
7.800% due 06/01/12	500,000	476,102
Foundation Re Ltd (Cayman)
7.470% due 01/06/09 ~ §	2,500,000	2,449,617
Foundation Re II Ltd (Cayman)
12.270% due 11/26/10 ~ §	2,600,000	2,669,030
General Electric Capital Corp
5.360% due 10/24/08 §	2,400,000	2,391,859
5.390% due 10/26/09 §	2,900,000	2,886,283
5.460% due 10/21/10 §	5,800,000	5,739,483
5.661% due 03/04/08 §	8,800,000	8,797,571
5.744% due 12/12/08 §	2,300,000	2,296,235
5.794% due 06/15/09 §	3,000,000	2,993,235
General Motors Acceptance Corp
6.360% due 09/23/08 §	2,800,000	2,758,963
6.875% due 08/28/12	10,600,000	9,952,700
HSBC Finance Corp
5.420% due 10/21/09 §	5,700,000	5,668,981
5.500% due 05/21/08 §	3,700,000	3,698,538
5.784% due 03/12/10 §	4,200,000	4,170,692
JPMorgan Chase & Co
5.179% due 06/26/09 §	2,000,000	1,999,518
Lehman Brothers Holdings Inc
5.179% due 11/24/08 §	900,000	889,928
5.260% due 12/23/08 §	3,600,000	3,560,969
6.200% due 09/26/14	1,900,000	1,910,199
7.000% due 09/27/27	1,700,000	1,745,310
Merna Reinsurance Ltd (Bermuda)
6.010% due 07/07/10 ◊ §	17,900,000	17,897,315
Merrill Lynch & Co Inc
5.400% due 10/23/08 §	7,100,000	7,080,979
6.400% due 08/28/17	10,100,000	10,440,158
Metropolitan Life Global Funding I
5.560% due 05/17/10 ~ §	12,600,000	12,503,812
Morgan Stanley
5.410% due 05/07/09 §	10,600,000	10,519,122
5.600% due 01/22/09 §	800,000	798,347
National Australia Bank Ltd (Australia)
5.360% due 10/01/08 ~ §	2,000,000	2,001,238
Phoenix Quake Wind Ltd (Cayman)
7.810% due 07/03/08 ~ §	17,000,000	17,046,240
Pylon Ltd (Cayman)
6.224% due 12/29/08 ~ §	EUR 300,000	430,585
Rabobank Nederland (Netherlands)
5.380% due 01/15/09 ~ §	$2,200,000	2,201,701
Residential Reinsurance 2005 Ltd (Cayman)
11.071% due 06/06/08 ~ §	4,800,000	4,720,032
Santander U.S. Debt SA Unipersonal (Spain)
5.298% due 09/19/08 ~ §	1,300,000	1,299,215
Shackleton Re Ltd
13.358% due 02/07/08 ~ §	3,000,000	3,027,300
SLM Corp
5.440% due 01/25/08 §	500,000	498,887
Spinnaker Capital Ltd (Cayman)
17.194% due 06/15/08 ~ §	5,900,000	6,202,375
The Goldman Sachs Group Inc
5.498% due 06/28/10 §	13,500,000	13,460,000
The Royal Bank of Scotland Group PLC (United Kingdom)
5.410% due 07/21/08 ~ §	1,100,000	1,099,284
7.092% due 10/29/49 §	EUR 1,900,000	2,709,293
9.118% due 03/31/10	$2,500,000	2,678,392
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,487,006
Vita Capital II Ltd (Cayman)
6.260% due 01/01/10 ~ §	1,000,000	993,950
Vita Capital III Ltd (Cayman)
6.480% due 01/01/12 ~ §	2,400,000	2,385,960
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.956% due 08/01/08 ~ §	5,000,000	4,956,250
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Wachovia Bank NA
5.330% due 10/03/08 §	$14,500,000	$14,475,190
5.691% due 12/02/10 §	6,300,000	6,267,429
Westpac Banking Corp
5.758% due 06/06/08 §	5,400,000	5,396,004
World Savings Bank FSB
5.396% due 05/08/09 §	2,100,000	2,101,904
5.746% due 03/02/09 §	700,000	702,423

		385,794,302

Health Care - 0.23%

CVS Caremark Corp
5.921% due 06/01/10 §	10,100,000	10,072,770

Integrated Oils - 0.23%

Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,209,180
8.625% due 02/01/22	1,300,000	1,609,973
9.500% due 09/15/27	1,000,000	1,361,500
Transcontinental Gas Pipe Line Corp
6.250% due 01/15/08	5,000,000	5,025,000

		10,205,653

Materials & Processing - 0.03%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/18/99 ~ §	1,600,000	1,539,446

Utilities - 0.68%

America Movil SAB de CV (Mexico)
5.300% due 06/27/08 ~ §	17,500,000	17,503,500
CMS Energy Corp
9.875% due 10/15/07	2,000,000	2,005,000
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	514,861
NiSource Finance Corp
6.064% due 11/23/09 §	2,200,000	2,183,524
Ohio Power Co
5.540% due 04/05/10 §	2,000,000	1,980,226
Qwest Corp
5.625% due 11/15/08	3,000,000	3,011,250
TXU Energy Co LLC
6.194% due 09/16/08 ~ §	3,000,000	3,005,211

		30,203,572

Total Corporate Bonds & Notes
(Cost $493,097,456)		494,272,827

CONVERTIBLE CORPORATE BONDS - 0.38%

Energy - 0.38%

Chesapeake Energy Corp
2.500% due 05/15/37	16,300,000	16,768,625

Total Convertible Corporate Bonds
(Cost $16,543,338)		16,768,625

SENIOR LOAN NOTES - 0.67%

Autos & Transportation - 0.51%

Chrysler Financial Co LLC
9.360% due 08/03/12 §	22,700,000	22,702,588

Financial Services - 0.10%

Shackleton Re Ltd Term B (Event Linked)
13.375% due 08/01/08 §	1,500,000	1,470,000
Shackleton Re Ltd Term C (Event Linked)
12.875% due 08/01/08 §	3,000,000	2,940,000

		4,410,000

Materials & Processing - 0.06%

Georgia-Pacific Corp Term B
6.948% due 12/20/12 §	233,214	228,886
7.264% due 12/20/12 §	285,714	280,412
7.474% due 12/20/12 §	2,428,571	2,383,502

		2,892,800

Total Senior Loan Notes (Cost $29,021,213)		30,005,388

MORTGAGE-BACKED SECURITIES - 56.92%

Collateralized Mortgage Obligations - 20.32%

Adjustable Rate Mortgage Trust
5.138% due 09/25/35 " §	3,963,690	3,975,680
American Home Mortgage Investment Trust
5.281% due 09/25/35 " §	244,990	244,626
Arkle Master Issuer PLC (United Kingdom)
5.733% due 11/19/07 ~ " §	3,900,000	3,896,880
Banc of America Funding Corp
4.614% due 02/20/36 " §	8,395,660	8,319,152
6.144% due 01/20/47 " §	5,387,407	5,405,431
Banc of America Mortgage Securities Inc
6.500% due 09/25/33 "	1,265,354	1,277,290
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 " §	17,321,484	17,056,397
4.487% due 02/25/34 " §	8,027,579	7,922,542
4.550% due 08/25/35 " §	8,619,615	8,485,824
4.879% due 01/25/35 " §	35,519,628	35,124,500
4.955% due 01/25/35 " §	3,755,835	3,717,689
Bear Stearns Alt-A Trust
5.507% due 09/25/35 " §	26,811,819	26,784,053
5.905% due 01/25/36 " §	8,175,630	8,218,030
Bear Stearns Asset-Backed Securities Trust
5.221% due 04/25/36 " §	605,809	604,399
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 "	1,663,878	1,670,878
Bear Stearns Structured Products Inc
5.320% due 01/25/37 ~ " §	21,352,981	21,204,541
5.683% due 01/26/36 " §	21,253,831	21,170,348
5.793% due 12/26/46 " §	11,788,926	11,738,096
CC Mortgage Funding Corp
5.261% due 05/25/48 ~ " §	391,652	382,229
Citigroup Mortgage Loan Trust Inc
4.098% due 08/25/35 " §	591,045	576,058
4.248% due 08/25/35 " §	3,116,859	3,044,656
4.677% due 08/25/35 " §	4,177,785	4,138,457
4.700% due 12/25/35 " §	10,541,508	10,363,721
4.748% due 08/25/35 " §	4,381,909	4,339,477
4.900% due 12/25/35 " §	484,053	482,214
Commercial Mortgage Pass-Through Certificates
6.455% due 05/17/32 "	1,720,164	1,730,828
Countrywide Alternative Loan Trust
5.201% due 07/25/46 " §	164,366	164,222
5.411% due 12/25/35 " §	247,800	245,390
5.576% due 09/20/46 " §	1,221,823	1,217,511
5.676% due 02/20/47 " §	3,867,390	3,774,345
5.983% due 02/25/36 " §	1,066,795	1,035,815
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 11/19/33 " §	$680,009	$661,150
4.853% due 04/20/35 " §	20,526,745	20,349,302
5.401% due 05/25/34 " §	134,069	134,000
5.451% due 03/25/35 " §	281,967	276,729
5.471% due 06/25/35 ~ " §	1,905,029	1,866,028
CS First Boston Mortgage Securities Corp
4.422% due 04/25/34 " §	17,484,255	17,300,128
4.938% due 12/15/40 "	2,486,556	2,480,615
Deutsche ALT-A Securities Inc Alternate Loan Trust
5.211% due 03/25/37 " §	2,449,744	2,446,759
5.221% due 08/25/37 " §	3,616,317	3,588,754
5.231% due 10/25/36 " §	2,386,399	2,384,787
Fannie Mae
4.673% due 05/25/35 " §	7,900,000	7,857,180
5.000% due 07/25/19 "	2,085,983	2,082,053
5.191% due 12/25/36 -
07/25/37 " § ±	14,800,638	14,634,224
5.281% due 08/25/34 " §	1,508,284	1,498,354
Fannie Mae Whole Loan
5.481% due 05/25/42 " §	758,742	750,098
5.950% due 02/25/44 "	2,445,650	2,450,369
First Horizon Alternative Mortgage Securities
4.731% due 06/25/34 " §	2,411,512	2,393,143
5.303% due 09/25/34 " §	1,440,471	1,439,215
First Horizon Asset Securities Inc
4.735% due 07/25/33 " §	1,056,574	1,049,130
5.371% due 08/25/35 " §	4,087,820	4,066,152
Freddie Mac
4.000% due 03/15/23 - 10/15/23 " ±	2,296,786	2,281,147
4.500% due 02/15/17 - 05/15/17 " ±	5,213,679	5,149,583
5.000% due 02/15/20 - 05/15/27 " ±	24,331,371	24,300,825
5.500% due 05/15/16 - 03/15/17 " ±	29,765,781	30,044,070
5.903% due 07/15/19 - 10/15/20 " § ±	77,607,004	77,376,326
5.983% due 02/15/19 " §	79,740,602	79,534,935
6.103% due 12/15/30 " §	1,186,924	1,188,128
Freddie Mac Structured Pass-Through Securities
6.205% due 10/25/44 - 02/25/45 " § ±	38,483,729	38,451,862
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	10,886,920	10,754,751
Greenpoint Mortgage Funding Trust
5.211% due 10/25/46 " §	1,770,845	1,759,448
5.351% due 06/25/45 " §	3,241,647	3,180,024
5.401% due 11/25/45 " §	1,679,720	1,650,742
GS Mortgage Securities Corp II
5.888% due 03/06/20 ~ " §	6,175,124	6,120,353
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ "	1,088,303	1,119,407
GSR Mortgage Loan Trust
4.540% due 09/25/35 " §	5,612,831	5,559,250
Harborview Mortgage Loan Trust
4.629% due 04/19/34 " §	18,923,925	18,758,802
5.261% due 04/19/38 " §	2,597,802	2,533,065
5.593% due 01/19/38 " §	1,001,685	997,129
5.723% due 05/19/35 " §	713,332	698,956
5.743% due 03/19/37 " §	8,182,346	8,045,764
Impac CMB Trust
6.305% due 07/25/33 " §	790,708	786,834
Impac Secured Assets CMN Owner Trust
5.211% due 01/25/37 " §	884,220	874,353
Imperial Savings Association
7.093% due 02/25/18 " §	6,545	6,552
Indymac Index Mortgage Loan Trust
5.048% due 12/25/34 " §	2,848,119	2,833,080
5.221% due 11/25/46 " §	2,153,100	2,141,590
JPMorgan Mortgage Trust
5.023% due 02/25/35 " §	14,649,072	14,198,868
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/34 " §	9,500,000	9,344,512
5.022% due 12/25/33 " §	7,438,932	7,383,392
Mellon Residential Funding Corp
5.787% due 12/15/30 " §	1,718,359	1,702,676
6.103% due 11/15/31 " §	2,820,946	2,811,945
Merrill Lynch Mortgage Investors Inc
4.557% due 02/25/34 " §	12,736,551	12,711,499
4.835% due 02/25/33 " §	16,065,094	15,959,288
5.341% due 02/25/36 " §	10,816,043	10,444,556
MLCC Mortgage Investors Inc
4.250% due 10/25/35 " §	20,665,847	20,162,410
5.381% due 11/25/35 " §	5,054,573	4,846,882
6.131% due 10/25/35 " §	2,931,898	2,880,149
Morgan Stanley Capital I
5.813% due 10/15/20 ~ " §	11,044,425	10,995,943
NationsLink Funding Corp
6.170% due 11/10/30 " §	233,994	233,826
Provident Funding Mortgage Loan Trust
3.799% due 08/25/33 " §	9,256,346	9,264,829
Residential Accredit Loans Inc
5.431% due 08/25/35 " §	1,013,556	987,766
Residential Funding Mortgage Securities I
5.216% due 09/25/35 " §	3,459,822	3,451,210
Ryland Mortgage Securities Corp
6.105% due 10/01/27 " §	91,963	92,121
Securitized Asset Sales Inc
7.594% due 11/26/23 " §	27,904	27,832
Sequoia Mortgage Trust
5.853% due 10/19/26 " §	1,587,320	1,571,919
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 " §	1,753,627	1,772,543
5.535% due 08/25/35 " §	2,125,299	2,124,880
6.383% due 01/25/35 " §	954,610	956,853
Structured Asset Mortgage Investments Inc
5.201% due 08/25/36 " §	1,559,043	1,551,656
5.231% due 04/25/37 " §	3,007,709	2,991,038
5.261% due 03/25/37 " §	317,688	309,612
5.321% due 06/25/36 " §	791,647	772,664
5.753% due 07/19/35 " §	13,018,892	12,640,146
5.833% due 10/19/34 " §	922,194	922,095
Structured Asset Securities Corp
5.181% due 05/25/36 " §	199,490	197,873
5.241% due 04/25/36 " §	14,900,000	14,721,002
5.322% due 10/25/35 ~ " §	1,707,190	1,691,840
7.188% due 01/25/32 " §	28,261	28,185
TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/36 " §	286,078	285,698
5.241% due 01/25/37 " §	3,028,915	3,018,792
Thornburg Mortgage Securities Trust
5.241% due 04/25/36 - 12/25/36 " § ±	2,379,134	2,353,749
5.251% due 08/25/36 " §	5,992,605	5,832,622
Wachovia Bank Commercial Mortgage Trust
5.833% due 06/15/20 ~ " §	19,914,310	19,886,769
5.843% due 09/15/21 ~ " §	12,775,579	12,729,153
Washington Mutual Mortgage
Pass-Through Certificates
4.208% due 06/25/33 " §	4,335,513	4,297,086
5.391% due 11/25/45 " §	1,459,051	1,420,386
5.421% due 08/25/45 - 10/25/45 " § ±	9,317,751	9,117,418
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
5.527% due 02/27/34 " §	$1,705,268	$1,696,658
5.671% due 12/25/27 " §	781,317	781,258
5.777% due 07/25/46 " §	4,536,798	4,423,378
5.983% due 02/25/46 - 08/25/46 " § ±	28,226,709	27,699,457
6.183% due 11/25/42 " §	300,781	301,907
6.483% due 11/25/46 " §	897,179	898,202
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/34 " §	1,480,070	1,453,204
4.110% due 06/25/35 " §	1,560,293	1,552,621
4.995% due 12/25/34 " §	3,463,960	3,433,408

		905,100,201

Fannie Mae - 30.02%

4.187% due 11/01/34 " §	15,741,254	15,788,745
4.666% due 05/01/35 " §	248,486	246,090
4.678% due 01/01/35 " §	1,661,430	1,643,301
4.802% due 11/01/35 " §	1,223,871	1,219,919
5.000% due 10/01/26 - 06/01/37 " ±	34,398,845	32,849,366
5.474% due 08/01/17 " §	620,120	622,278
5.500% due 10/01/27 - 10/11/37 " ±	1,118,892,912	1,096,204,448
5.543% due 03/01/24 - 07/01/26 " § ±	130,714	132,551
5.604% due 03/01/18 " §	402,057	403,520
6.000% due 08/01/17 - 10/11/37 " ±	168,388,723	169,467,048
6.205% due 07/01/44 - 09/01/44 " § ±	830,606	838,330
6.206% due 10/01/44 " §	616,925	622,536
6.208% due 03/01/44 " §	16,156,333	16,263,799
6.900% due 09/01/09 "	992,556	1,016,294
7.135% due 01/01/25 " §	80,413	81,318
7.235% due 12/01/22 " §	43,637	44,253

		1,337,443,796

Freddie Mac - 3.28%

4.500% due 04/01/22 - 09/01/22 " ±	26,499,990	25,519,286
4.541% due 01/01/34 " §	1,698,230	1,715,325
5.000% due 05/01/37 - 09/01/37 " ±	66,793,635	63,734,891
6.000% due 11/01/36 - 05/01/37 " ±	54,999,976	55,073,790

		146,043,292

Government National Mortgage Association - 3.30%

5.500% due 01/15/37 - 08/15/37 " ±	22,197,911	21,893,535
5.750% due 09/20/22 - 07/20/25 " § ±	233,144	235,249
6.000% due 06/15/29 - 09/15/37 " ±	22,165,473	22,312,706
6.125% due 10/20/24 - 12/20/26 " § ±	103,109	104,232
6.375% due 05/20/23 - 01/20/27 " § ±	180,820	182,976
6.500% due 04/15/35 - 09/15/37 " ±	100,301,711	102,557,156

		147,285,854

Total Mortgage-Backed Securities (Cost $2,532,216,786)		2,535,873,143

ASSET-BACKED SECURITIES - 7.51%

Aames Mortgage Investment Trust
5.191% due 04/25/36 " §	114,845	114,699
Accredited Mortgage Loan Trust
5.291% due 09/25/35 " §	16,817	16,813
ACE Securities Corp
5.181% due 07/25/36 " §	1,033,743	1,029,258
5.181% due 12/25/36 " §	955,070	948,501
American Express Credit Account Master Trust
5.753% due 01/18/11 " §	2,300,000	2,297,264
5.863% due 09/15/10 " §	4,000,000	4,001,880
Amortizing Residential Collateral Trust
5.421% due 07/25/32 " §	125,612	122,125
Argent Securities Inc
5.181% due 10/25/36 " §	2,546,325	2,527,068
5.201% due 04/25/36 " §	658,970	658,368
5.211% due 03/25/36 " §	691,249	690,467
Asset-Backed Funding Certificates
5.191% due 11/25/36 " §	396,652	393,925
5.191% due 01/25/37 " §	1,184,165	1,177,773
5.481% due 06/25/34 " §	2,556,598	2,498,775
Asset-Backed Securities Corp Home Equity
5.181% due 11/25/36 " §	299,015	297,461
5.211% due 05/25/37 " §	1,791,917	1,776,645
Bank One Issuance Trust
5.863% due 12/15/10 " §	1,700,000	1,699,203
Bear Stearns Asset-Backed Securities Trust
5.181% due 11/25/36 " §	276,118	274,046
5.211% due 12/25/35 " §	172,566	172,468
5.241% due 11/25/36 " §	2,463,588	2,437,412
5.331% due 09/25/34 " §	790,398	788,541
5.461% due 10/25/32 " §	164,826	161,343
5.461% due 01/25/36 " §	301,704	297,478
6.503% due 10/25/37 " §	4,100,000	4,101,281
Centex Home Equity Co LLC
5.181% due 06/25/36 " §	1,878,896	1,876,578
Chase Credit Card Master Trust
5.863% due 10/15/10 " §	2,134,000	2,134,474
5.863% due 02/15/11 " §	3,200,000	3,198,727
5.873% due 02/15/10 " §	900,000	900,132
5.923% due 09/15/11 " §	19,500,000	19,494,856
Chase Issuance Trust
5.763% due 12/15/10 " §	1,000,000	999,063
Citibank Credit Card Issuance Trust
5.460% due 01/15/10 " §	1,200,000	1,200,269
5.530% due 02/07/10 " §	1,100,000	1,100,574
Citigroup Mortgage Loan Trust Inc
5.171% due 12/25/36 " §	2,158,103	2,141,598
5.181% due 11/25/36 " §	855,288	851,486
5.191% due 01/25/37 " §	342,585	340,651
5.201% due 01/25/37 " §	4,296,706	4,267,166
5.211% due 12/25/35 " §	1,063,043	1,061,806
5.211% due 01/25/37 " §	4,430,859	4,397,425
Countrywide Asset-Backed Certificates
5.161% due 01/25/46 " §	2,885,441	2,871,897
5.181% due 05/25/28 " §	4,894,468	4,867,242
5.181% due 01/25/37 " §	1,503,495	1,498,436
5.181% due 03/25/37 " §	4,673,216	4,651,295
5.181% due 05/25/37 " §	1,974,661	1,958,438
5.181% due 07/25/37 " §	1,716,354	1,705,530
5.191% due 09/25/46 " §	1,087,239	1,083,082
5.201% due 07/25/36 " §	569,906	568,698
5.201% due 09/25/36 " §	296,432	296,353
5.211% due 10/25/37 " §	1,807,653	1,794,441
5.231% due 08/25/37 " §	11,800,000	11,596,601
5.231% due 09/25/47 " §	7,174,605	7,125,968
5.241% due 10/25/46 " §	2,474,043	2,462,606
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
5.261% due 07/25/36 " §	$327,214	$326,948
5.321% due 06/25/36 " §	2,400,000	2,372,445
Credit Based Asset Servicing & Securitization LLC
5.201% due 01/25/37 " §	1,158,645	1,151,274
5.221% due 12/25/37 ~ " §	2,398,949	2,385,080
Equity One Asset-Backed Securities Inc
5.431% due 04/25/34 " §	516,151	503,398
First Franklin Mortgage Loan
Asset-Backed Certificates
5.171% due 09/25/36 " §	2,557,971	2,531,228
5.181% due 11/25/36 " §	5,430,509	5,353,033
5.181% due 12/25/36 " §	588,828	584,641
5.221% due 01/25/36 " §	2,220,040	2,211,648
5.501% due 12/25/34 " §	523,160	517,950
First USA Credit Card Master Trust
5.774% due 04/18/11 " §	13,600,000	13,603,692
Freddie Mac Structured Pass-Through Securities
5.391% due 08/25/31 " §	483,820	486,087
Fremont Home Loan Trust
5.181% due 10/25/36 " §	366,245	363,738
5.301% due 01/25/36 " §	445,609	444,408
GSAA Trust
5.241% due 06/25/35 " §	893,401	893,089
GSAMP Trust
5.201% due 10/25/36 " §	204,728	197,435
5.421% due 03/25/34 " §	771,444	768,519
Harley-Davidson Motorcycle Trust
5.310% due 05/15/08 "	619,270	619,455
HFC Home Equity Loan Asset-Backed Certificates
5.806% due 01/20/35 " §	769,986	744,076
Home Equity Asset Trust
5.191% due 05/25/37 " §	409,108	406,229
5.211% due 05/25/36 ~ " §	1,053,642	1,048,220
Honda Auto Receivables Owner Trust
5.326% due 06/23/08 "	3,038,957	3,038,483
I Asset Securitization Corp Trust
5.181% due 10/25/36 " §	516,929	513,269
5.181% due 12/25/36 " §	4,813,049	4,773,192
5.211% due 12/25/35 " §	1,283,253	1,278,146
IndyMac Residential Asset-Backed Trust
5.181% due 11/25/36 " §	853,571	850,619
5.221% due 03/25/36 " §	1,730,004	1,726,785
5.231% due 03/25/36 " §	86,017	85,996
JPMorgan Mortgage Acquisition Corp
5.171% due 08/25/36 " §	410,920	409,095
5.181% due 07/25/36 " §	1,059,050	1,054,060
5.181% due 08/25/36 " §	2,273,337	2,257,345
5.201% due 11/25/36 " §	574,306	571,306
5.341% due 06/25/35 " §	32,522	32,486
5.380% due 04/01/37 " §	544,814	539,975
Lehman XS Trust
5.201% due 05/25/46 " §	1,090,077	1,085,989
5.211% due 04/25/46 " §	2,027,969	2,024,167
5.211% due 07/25/46 " §	1,503,197	1,497,820
5.211% due 11/25/46 " §	2,783,667	2,728,760
Long Beach Mortgage Loan Trust
5.161% due 06/25/36 " §	100,385	100,161
5.171% due 11/25/36 " §	421,171	418,781
5.191% due 04/25/36 " §	166,833	166,636
5.201% due 03/25/36 " §	115,678	115,615
5.211% due 02/25/36 " §	221,993	221,910
5.685% due 08/25/35 " §	426,503	423,339
MASTR Asset-Backed Mortgages Securities Trust
5.191% due 09/25/36 " §	94,714	94,500
5.211% due 01/25/36 " §	59,897	59,821
MBNA Credit Card Master Note Trust
5.853% due 12/15/11 " §	400,000	399,321
5.873% due 08/16/10 " §	4,800,000	4,802,463
MBNA Master Credit Card Trust
5.505% due 09/15/10 " §	2,475,000	2,475,810
Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/37 " §	1,978,965	1,962,616
Merrill Lynch Mortgage Investors Inc
5.161% due 06/25/37 " §	775,036	772,573
5.181% due 05/25/37 " §	1,828,938	1,819,272
5.191% due 10/25/37 " §	1,568,394	1,556,955
5.201% due 08/25/36 " §	5,614,137	5,598,350
5.201% due 07/25/37 " §	1,714,397	1,701,956
5.211% due 01/25/37 " §	208,612	208,559
Morgan Stanley Asset-Backed Securities Capital I
5.161% due 06/25/36 " §	120,815	120,383
5.171% due 06/25/36 " §	203,416	202,698
5.171% due 07/25/36 " §	5,942,132	5,908,524
5.171% due 10/25/36 " §	1,570,769	1,563,652
5.171% due 01/25/37 " §	2,933,804	2,913,176
5.181% due 09/25/36 " §	1,525,182	1,516,702
5.181% due 10/25/36 " §	971,951	966,379
5.181% due 11/25/36 " §	375,914	372,961
Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/36 " §	320,813	318,363
Nationstar Home Equity Loan Trust
5.191% due 06/25/37 " §	656,756	652,959
5.251% due 04/25/37 " §	10,728,763	10,660,457
Nelnet Student Loan Trust
5.450% due 07/25/16 " §	784,647	785,246
5.450% due 10/25/16 " §	656,934	657,077
New Century Home Equity Loan Trust
5.311% due 05/25/36 " §	2,100,000	2,069,405
Newcastle Mortgage Securities Trust
5.201% due 03/25/36 " §	497,932	495,920
Nomura Asset Acceptance Corp
5.271% due 01/25/36 ~ " §	568,811	545,848
Nomura Home Equity Loan Inc
5.211% due 02/25/36 " §	120,985	120,670
Option One Mortgage Loan Trust
5.171% due 02/25/37 " §	242,225	241,243
5.181% due 07/25/36 " §	162,896	162,319
Park Place Securities Inc
5.391% due 09/25/35 " §	139,105	138,036
Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/47 " §	7,994,356	7,907,184
Renaissance Home Equity Loan Trust
5.511% due 12/25/32 " §	270,749	265,555
Residential Asset Mortgage Products Inc
5.201% due 11/25/36 " §	575,413	573,682
5.201% due 02/25/37 " §	1,893,946	1,878,558
Residential Asset Securities Corp
5.171% due 06/25/36 " §	1,938,381	1,931,377
5.191% due 01/25/37 " §	2,019,179	2,003,405
5.201% due 03/25/36 " §	311,022	310,728
5.201% due 04/25/36 " §	115,024	114,843
5.201% due 11/25/36 " §	4,929,105	4,893,792
Residential Funding Mortgage Securities II Inc
5.241% due 02/25/36 " §	748,123	744,034
5.271% due 09/25/35 " §	206,469	206,400
Saxon Asset Securities Trust
5.401% due 01/25/32 " §	250,903	249,921
Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/37 " §	2,402,836	2,387,008
5.181% due 09/25/36 " §	543,900	539,355
5.261% due 05/25/37 " §	7,284,635	7,226,025
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SLC Student Loan Trust
5.538% due 02/15/15 " §	$11,329,306	$11,306,296
SLM Student Loan Trust
3.800% due 12/15/38 ~ "	3,200,000	3,136,975
5.330% due 04/25/12 " §	280,497	280,603
5.330% due 10/25/12 " §	135,401	135,379
5.340% due 04/25/12 " §	1,634,008	1,634,135
5.340% due 04/25/14 " §	3,259,778	3,260,648
5.350% due 10/25/18 " §	4,085,565	4,067,691
5.360% due 04/25/17 " §	12,000,000	11,960,628
5.370% due 04/27/15 " §	1,596,189	1,596,520
Small Business Administration Participation Certificates
4.880% due 11/01/24 "	12,785,026	12,580,430
Soundview Home Equity Loan Trust
5.161% due 07/25/36 " §	674,004	673,691
5.171% due 11/25/36 " §	1,033,108	1,029,914
5.181% due 10/25/36 " §	1,941,700	1,930,271
5.191% due 11/25/36 ~ " §	1,215,854	1,209,204
5.211% due 06/25/37 " §	2,867,138	2,846,241
5.231% due 10/25/36 " §	547,581	545,016
5.361% due 06/25/35 " §	67,263	67,244
Specialty Underwriting & Residential Finance
5.161% due 06/25/37 " §	189,999	188,752
5.176% due 11/25/37 " §	245,648	244,151
5.191% due 01/25/38 " §	447,946	445,017
Structured Asset Investment Loan Trust
5.181% due 07/25/36 " §	252,848	250,070
Structured Asset Securities Corp
4.900% due 04/25/35 " §	3,632,871	3,590,276
5.181% due 10/25/36 " §	2,713,145	2,686,115
5.261% due 12/25/35 ~ " §	1,115,832	1,112,947
Triad Auto Receivables Owner Trust
5.303% due 06/12/08 "	734,852	735,093
Truman Capital Mortgage Loan Trust
5.471% due 01/25/34 ~ " §	128,374	128,074
USAA Auto Owner Trust
5.337% due 07/11/08 "	1,038,450	1,038,461
Wachovia Auto Loan Owner Trust
5.337% due 06/20/08 "	2,780,370	2,780,370
Wachovia Auto Owner Trust
5.340% due 07/18/08 "	1,563,169	1,563,169

Total Asset-Backed Securities (Cost $336,403,048)		334,474,176

U.S. GOVERNMENT AGENCY ISSUES - 1.29%

Freddie Mac
5.300% due 01/09/12	50,000,000	50,466,250
Small Business Administration
4.504% due 02/10/14 "	7,312,515	6,991,629

Total U.S. Government Agency Issues (Cost $57,301,632)		57,457,879

U.S. TREASURY OBLIGATIONS - 98.90%

U.S. Treasury Inflation Protected Securities - 98.90%

0.875% due 04/15/10 ^	338,940,252	329,203,672
1.625% due 01/15/15 ^	246,640,160	237,049,165
1.875% due 07/15/13 ^	174,530,578	172,446,967
1.875% due 07/15/15 ^	177,527,040	173,575,663
2.000% due 04/15/12 ^	150,484,680	149,985,474
2.000% due 01/15/14 ^	227,182,404	224,805,605
2.000% due 07/15/14 ^	207,467,400	205,521,860
2.000% due 01/15/16 ^	129,016,186	126,678,224
2.000% due 01/15/26 ^	320,370,543	307,425,895
2.375% due 04/15/11 ^	4,715,775	4,764,608
2.375% due 01/15/17 ^	166,214,944	168,162,343
2.375% due 01/15/25 ^	478,358,580	484,847,569
2.375% due 01/15/27 ^	260,642,361	265,183,820
2.500% due 07/15/16 ^	155,431,527	159,001,750
2.625% due 07/15/17 ^	14,451,840	14,959,130
3.000% due 07/15/12 ^	355,408,896	371,194,448
3.375% due 04/15/32 ^	14,765,310	18,101,759
3.500% due 01/15/11 ^	69,077,358	72,305,311
3.625% due 04/15/28 ^	196,826,892	240,638,212
3.875% due 01/15/09 ^	256,325,451	262,247,949
3.875% due 04/15/29 ^	257,800,800	328,511,999
4.250% due 01/15/10 ^	84,949,333	89,182,166

		4,405,793,589

Total U.S. Treasury Obligations (Cost $4,376,984,384)		4,405,793,589

FOREIGN GOVERNMENT BONDS & NOTES - 3.95%

Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD1,848,631	2,237,724
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR2,800,200	4,179,868
Japanese Government CPI Linked Bond (Japan)
0.800% due 12/10/15 ^	JPY2,862,860,000	24,195,498
1.100% due 12/10/16 ^	3,864,480,000	33,284,724
1.200% due 06/10/17 ^	10,250,840,000	88,586,748
Republic of Austria (Austria)
5.500% due 01/15/10	EUR1,000,000	1,468,080
United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09	GBP3,400,000	18,250,061
United Mexican States (Mexico)
6.750% due 09/27/34 ^	$3,700,000	4,033,000

Total Foreign Government Bonds & Notes (Cost $170,839,961)		176,235,703

MUNICIPAL BONDS - 0.14%

California County Tobacco Securitization Agency
5.625% due 06/01/23	555,000	556,626
City of Chicago IL ‘A’
4.750% due 01/01/30 s	900,000	906,048
4.750% due 01/01/36 s	600,000	601,176
New York City Municipal Water
Finance Authority ‘D’
4.750% due 06/15/38 s	1,000,000	1,001,337
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	675,974
Tobacco Settlement Finance Authority of
West Virginia ‘A’
7.467% due 06/01/47	2,400,000	2,362,776

Total Municipal Bonds (Cost $5,829,446)		6,103,937

PURCHASED OPTIONS - 0.16%
(See Note (e) to Notes to Schedule of Investments) (Cost $7,362,587)		7,117,911

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 27.06%

Certificates of Deposit - 2.90%

Abbey National Treasury Services PLC (United Kingdom)
5.670% due 07/02/08 §	$24,300,000	$24,309,696
Calyon New York
5.340% due 01/16/09 §	10,600,000	10,606,911
Dexia Credit Local SA NY
5.079% due 09/29/08 §	3,400,000	3,401,136
Fortis Bank NY
5.074% due 04/28/08 §	2,000,000	2,000,856
5.074% due 06/30/08 §	2,300,000	2,300,830
5.148% due 09/30/08 §	3,400,000	3,401,108
Nordea Bank Finland PLC NY
5.071% due 03/31/08 §	1,000,000	999,498
5.443% due 05/28/08 §	12,500,000	12,499,600
5.683% due 12/01/08 §	20,600,000	20,572,108
5.808% due 04/09/09 §	17,900,000	17,875,960
Skandinaviska Enskilda Banken NY
5.490% due 02/13/09 §	900,000	898,878
5.670% due 10/03/07 §	1,800,000	1,800,000
5.700% due 02/04/08 §	2,100,000	2,103,082
Societe Generale NY
5.079% due 03/26/08 §	5,900,000	5,900,419
The Royal Bank of Scotland NY
5.074% due 03/26/08 §	5,900,000	5,894,413
UniCredito Italiano NY
5.350% due 05/06/08 §	3,800,000	3,796,603
5.506% due 05/29/08 §	11,000,000	10,992,718

		129,353,816

Commercial Paper - 14.31%

Bank of America Corp
5.230% due 11/06/07	61,500,000	61,178,355
5.240% due 11/07/07	16,600,000	16,510,600
5.250% due 10/02/07	1,000,000	999,854
Bank of Ireland (Ireland)
5.165% due 11/08/07	100,800,000	100,250,444
5.245% due 10/16/07	8,000,000	7,982,517
5.245% due 10/26/07	600,000	597,815
5.250% due 10/26/07	1,700,000	1,693,802
Barclays U.S. Funding Corp
5.260% due 11/06/07	5,000,000	4,973,700
CBA Finance DE
5.300% due 10/09/07	900,000	898,940
General Electric Capital Corp
5.170% due 11/06/07	14,500,000	14,425,035
5.240% due 11/09/07	93,500,000	92,969,232
HBOS Treasury Services PLC (United Kingdom)
5.240% due 10/15/07	20,300,000	20,258,633
5.250% due 11/02/07	40,000,000	39,813,333
ING U.S. Funding LLC
5.180% due 11/30/07	1,500,000	1,486,710
Nordea North America Inc
5.230% due 10/29/07	8,500,000	8,465,424
5.240% due 10/04/07	25,600,000	25,588,821
Swedbank AB (Sweden)
5.235% due 10/19/07	80,000,000	79,790,600
5.380% due 10/26/07	2,900,000	2,889,165
UBS Finance LLC DE
5.200% due 10/23/07	1,300,000	1,295,869
5.245% due 10/12/07	8,100,000	8,087,019
5.245% due 11/02/07	3,000,000	2,986,013
UniCredito Italiano Bank PLC (Ireland)
5.185% due 11/27/07	2,100,000	2,082,297
5.200% due 10/26/07	68,300,000	68,053,361
Westpac Banking Corp (Australia)
5.170% due 10/15/07	1,200,000	1,197,587
5.260% due 11/08/07	12,200,000	12,132,263
Westpac Trust Securities Ltd (United Kingdom)
5.270% due 11/06/07	61,000,000	60,678,530

		637,285,919

U.S. Government Agency Issue - 4.50%

Federal Home Loan Bank
4.000% due 10/01/07	200,600,000	200,600,000

U.S. Treasury Bills - 0.72%

3.510% due 12/13/07 ‡	2,500,000	2,481,558
3.855% due 12/13/07 ‡	26,840,000	26,642,001
4.150% due 11/29/07 ‡	2,760,000	2,743,589

		31,867,148

Time Deposit - 0.14%

State Street Bank
3.850% due 10/01/07	6,424,000	6,424,000

Repurchase Agreements - 4.49%

UBS Securities Inc
3.800% due 10/01/07 (Dated 09/28/07, repurchase price of $100,031,667; collateralized by U.S. Treasury Strips: 0.000% due 02/15/11 and market value $101,975,252)	100,000,000	100,000,000
3.900% due 10/01/07 (Dated 09/28/07, repurchase price of $100,032,500; collateralized by U.S. Treasury Strips: 0.000% due 02/15/13 and market value $101,929,629)	100,000,000	100,000,000

		200,000,000

Total Short-Term Investments (Cost $1,205,534,129)		1,205,530,883

TOTAL INVESTMENTS - 208.08% (Cost $9,231,133,980)		9,269,634,061

OTHER ASSETS & LIABILITIES, NET - (108.08%)		(4,814,703,905)

NET ASSETS - 100.00%		$4,454,930,156

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(b) Investments sold short outstanding as of September 30, 2007:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 10/11/27	$1,000,000	$964,380
5.000% due 10/11/37	33,400,000	31,860,461
5.500% due 10/16/22	66,400,000	67,281,858
5.500% due 10/11/27	11,000,000	10,865,910
6.000% due 11/13/37	155,000,000	151,730,430
Freddie Mac
4.500% due 10/16/22	26,500,000	25,514,518
5.000% due 10/11/37	66,800,000	63,720,921
6.000% due 10/11/37	55,000,000	55,060,170
Government National Mortgage Association
5.500% due 10/18/37	22,200,000	21,891,287
6.000% due 10/18/37	22,000,000	22,140,932
6.500% due 10/18/37	100,300,000	102,509,709
U.S. Treasury Bonds
4.750% due 02/15/37	1,200,000	1,183,782
U.S. Treasury Notes
3.625% due 05/15/13	2,200,000	2,132,453
4.125% due 08/31/12	46,900,000	46,724,172
4.250% due 11/15/13	52,600,000	52,464,397
4.250% due 08/15/14	1,800,000	1,787,908
4.500% due 02/15/16	11,200,000	11,205,253
4.625% due 11/15/16	29,000,000	29,151,815
4.750% due 08/15/17	27,200,000	27,574,027
4.875% due 08/15/16	25,000,000	25,593,775

Total Investments sold short (Proceeds $753,233,352)		$751,358,158

(c) Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	100,002,569	10/07	$1,664,315
Sell	BRL	100,002,569	10/07	(2,390,594)
Buy	BRL	14,726,202	11/07	215,379
Buy	BRL	24,978,543	03/08	342,236
Buy	BRL	100,002,569	07/08	2,006,378
Sell	CAD	2,100,000	11/07	(44,992)
Sell	CHF	4,140,000	12/07	(130,149)
Buy	CNY	288,139,473	01/08	406,403
Sell	CNY	118,947,569	01/08	(14,000)
Sell	CNY	169,191,904	01/08	49,142
Buy	CNY	143,900,302	03/08	48,781
Sell	CNY	63,693,182	03/08	(17,658)
Sell	CNY	80,207,120	03/08	11,904
Buy	CNY	237,059,211	03/09	619,372
Sell	CNY	237,059,211	03/09	(210,515)
Sell	EUR	15,287,000	10/07	(899,621)
Sell	GBP	12,637,000	11/07	(455,613)
Sell	JPY	5,135,714,000	10/07	(752,536)
Sell	JPY	13,766,024,000	10/07	266,221
Buy	KRW	619,144,500	01/08	(815)
Buy	KRW	2,046,942,500	01/08	15,562
Buy	KRW	12,880,839,250	05/08	352,106
Buy	MXN	452,836,110	03/08	(501,710)
Buy	MXN	21,245,778	03/08	8,159
Buy	MXN	744,885,754	07/08	255,449
Buy	MYR	17,939,558	05/08	3,352
Buy	PLN	48,777,371	07/08	457,535
Buy	RUB	7,051,000	12/07	13,292
Buy	RUB	540,890,425	01/08	487,655
Buy	RUB	90,484,500	07/08	29,219
Buy	SGD	25,137,840	10/07	297,515
Sell	SGD	21,241,530	10/07	(258,082)
Buy	SGD	1,020,720	02/08	8,554
Buy	SGD	20,988,900	05/08	298,343

				$2,180,587

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

(d) Securities with an approximate aggregate market value of $16,545,127 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Net
			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/08)	1,548	EUR 1,548,000,000	$1,251,658
3-Month Euribor (03/09)	293	293,000,000	357,932
3-Month Euribor (06/09)	293	293,000,000	349,795
3-Month Euribor Put Options Strike @ EUR 93.25 (03/09)	550	550,000,000	(9,238)
Eurodollar (12/07)	601	$601,000,000	128,251
Eurodollar (03/08)	56	56,000,000	66,500
Eurodollar (06/08)	1,381	1,381,000,000	1,144,394
Eurodollar (09/08)	182	182,000,000	311,675
Eurodollar (12/08)	1,357	1,357,000,000	657,244
Eurodollar (03/09)	1,357	1,357,000,000	679,445
Eurodollar (06/09)	1,431	1,431,000,000	761,259
Eurodollar (09/09)	1,134	1,134,000,000	301,286
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	977	GBP 488,500,000	(246,105)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	810	405,000,000	298
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	1,157	578,500,000	127,833
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (03/08)	806	403,000,000	(696)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.12 (03/08)	981	490,500,000	9,969

Short Futures Outstanding
3-Month Euribor (09/08)	121	EUR 121,000,000	33,624
Euro-Bund 10-Year Notes (12/07)	486	48,600,000	(238,906)
Japanese Government 10-Year Bonds (12/07)	17	JPY 1,700,000,000	109,811
U.S. Treasury 5-Year Notes (12/07)	2,355	$235,500,000	99,876
U.S. Treasury 10-Year Notes (12/07)	3,686	368,600,000	(964,888)
U.S. Treasury 30-Year Bonds (12/07)	4,341	434,100,000	29,398

			$4,960,415

(e) Purchased options outstanding as of September 30, 2007 were as follows:
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	$119,000,000	$666,400	$939,386
Royal Bank of Scotland	Put - OTC 2-Year Interest Rate Swap	Receive	5.017%	03/31/08	33,200,000	197,955	81,864
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	25,900,000	130,795	228,620

						$995,150	$1,249,870

Options on Securities

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Credit Suisse	Put - OTC Fannie Mae 6.000% due 10/11/37	$89.20	10/04/07	$20,000,000	$2,344	$—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26	62.00	10/29/07	200,000,000	46,875	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/16	78.00	10/29/07	70,000,000	16,406	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 01/15/09	97.00	10/29/07	200,000,000	46,875	—
Credit Suisse	Put - OTC Fannie Mae 5.500% due 11/13/37	86.18	11/06/07	295,900,000	34,676	296
Merrill Lynch	Put - OTC Fannie Mae 5.500% due 11/13/37	87.24	11/06/07	100,000,000	11,719	1
Credit Suisse	Put - OTC Fannie Mae 6.000% due 11/13/37	89.16	11/06/07	5,900,000	691	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27	65.50	11/08/07	200,000,000	46,875	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/13	82.50	11/08/07	120,000,000	28,125	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/27	65.00	11/16/07	207,000,000	48,516	—
Credit Suisse	Put - OTC Fannie Mae 5.500% due 12/12/37	86.30	12/05/07	356,100,000	41,730	10,327
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25	70.00	12/06/07	390,000,000	91,406	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28	82.50	12/06/07	150,000,000	35,156	—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 07/15/14	84.00	12/20/07	175,000,000	41,016	—
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

			Expiration	Notional
Counterparty	Description	Strike Price	Date	Amount	Cost	Value

Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10	$90.50	12/20/07	$300,000,000	$70,313	$—
Morgan Stanley	Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12	92.50	12/20/07	300,000,000	70,312	—

					$633,035	$10,624

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Cost	Value

J. Aron	Call - OTC Japanese yen versus U.S. dollar	JPY 118.15	06/23/08	$40,800,000	$1,074,060	$2,518,992
J. Aron	Put - OTC Japanese yen versus U.S. dollar	118.15	06/23/08	40,800,000	1,074,060	243,617
Royal Bank of Scotland	Call - OTC U.S. dollar versus Euro	$1.35	06/26/08	EUR 19,200,000	604,212	1,120,493
Royal Bank of Scotland	Put - OTC U.S. dollar versus Euro	1.35	06/26/08	19,200,000	604,212	123,245
Morgan Stanley	Call - OTC U.S. dollar versus Euro	1.39	07/08/10	21,000,000	1,106,348	1,146,138
Morgan Stanley	Put - OTC U.S. dollar versus Euro	1.39	07/08/10	21,000,000	1,106,348	573,468

					$5,569,240	$5,725,953

Options on Exchange-Traded Futures Contracts

			Expiration	Number of
Counterparty	Description	Exercise Price	Date	Contracts	Cost	Value

Merrill Lynch	Put - CME Eurodollar Futures (12/07)	$91.50	12/17/07	1,315	$12,492	$8,219
Merrill Lynch	Put - CME Eurodollar Futures (12/07)	92.25	12/17/07	150	1,425	938
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures	129.00	11/17/07	4,500	84,938	70,313
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Bond Futures	132.00	11/17/07	2,610	49,264	40,781
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	91.75	03/17/08	1,760	16,720	11,000
Merrill Lynch	Put - CME Eurodollar Futures (03/08)	92.00	03/17/08	34	323	213

					$165,162	$131,464

(f) Transactions in written options for the period ended September 30, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	293,200,176	$1,748,693
Call Options Written	176,303,710	5,149,547
Put Options Written	179,702,293	4,815,277
Call Options Repurchased	(178,102,485)	(1,738,760)
Put Options Repurchased	(115,101,370)	(1,036,805)

Outstanding, September 30, 2007	356,002,324	$8,937,952

(g) Premiums received and value of written options outstanding as of September 30, 2007:
Credit Default Swaptions

		Buy/Sell	Exercise	Expiration	Notional
Counterparty	Description	Protection (1)	Rate	Date	Amount	Premium	Value

Lehman Brothers	Call — OTC Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/07	$5,000,000	$23,000	$30,631
Lehman Brothers	Put — OTC Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/07	5,000,000	27,000	4,931

						$50,000	$35,562

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaptions

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	$52,000,000	$639,600	$729,560
Royal Bank of Scotland	Put - OTC 2-Year Interest Rate Swap	Pay	5.357%	03/31/08	66,400,000	193,805	78,156
Bank of America	Call - OTC 30-Year Interest Rate Swap	Receive	5.670%	08/07/08	10,300,000	496,975	596,544
Bank of America	Put - OTC 30-Year Interest Rate Swap	Pay	5.670%	08/07/08	10,300,000	375,950	328,768
Citigroup	Call - OTC 30-Year Interest Rate Swap	Receive	5.670%	08/07/08	12,900,000	539,220	747,127
Citigroup	Put - OTC 30-Year Interest Rate Swap	Pay	5.670%	08/07/08	12,900,000	544,380	411,757
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	11,000,000	124,300	177,265
Royal Bank of Scotland	Put - OTC 7-Year Interest Rate Swap	Pay	5.357%	09/20/10	25,000,000	786,125	882,810
Lehman Brothers	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	48,000,000	1,804,800	1,694,994
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Description	USD-LIBOR	Rate	Date	Amount	Premium	Value

Lehman Brothers	Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	$48,000,000	$1,308,000	$1,405,378
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	25,000,000	786,125	731,968

						$7,599,280	$7,784,327

Foreign Currency Options

			Expiration	Notional
Counterparty	Description	Exercise Price	Date	Amount	Premium	Value

BNP Paribas	Call - OTC Japanese yen versus U.S. dollar	JPY 118.15	06/23/08	$12,100,000	$151,478	$747,054
BNP Paribas	Put - OTC Japanese yen versus U.S. dollar	118.15	06/23/08	12,100,000	554,794	72,249

					$706,272	$819,303

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Number of
Counterparty	Description	Price	Date	Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures (12/07)	$107.00	11/20/07	1,011	$186,277	$221,156
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures (12/07)	111.00	11/20/07	302	130,862	113,250
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures (12/07)	112.00	11/20/07	1,011	265,261	205,359

					$582,400	$539,765

(h) Restricted securities as of September 30, 2007:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date	Rate	Date	Cost	Value	of Net Assets

Merna Reinsurance Ltd 09/21/07	6.010%	07/07/10	$17,722,433	$17,897,315	0.40%

(i) Securities with an approximate aggregate market value of $12,392,021 were pledged as collateral for swap contracts as of
September 30, 2007.
(j) Swap agreements outstanding as of September 30, 2007 were as follows:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.280%	11/20/07	$4,000,000	($923)
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.240%	02/20/08	5,000,000	(4,489)
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.110%	06/20/08	8,800,000	(2,876)
Barclays	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.400%	09/20/08	4,600,000	(70,851)
Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.400%	09/20/08	11,500,000	(147,381)
Lehman Brothers	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.425%	09/20/08	6,700,000	(101,640)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(4.250%)	09/20/08	1,100,000	(12,183)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.050%)	09/20/08	100,000	(1,851)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.150%	09/20/08	6,200,000	(120,510)
Barclays	Vnesheconom Bank 0.000% due 07/12/09	Sell	0.650%	11/20/08	2,600,000	(9,278)
Barclays	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	6,800,000	(9,991)
Morgan Stanley	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	2,300,000	(3,379)
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.325%	12/20/08	4,500,000	(10,543)
Barclays	Russian Federation 7.500% due 03/31/30	Sell	0.330%	12/20/08	4,600,000	(10,502)
Barclays	Republic of Peru 8.750% due 11/21/33	Sell	0.350%	12/20/08	4,600,000	(3,056)
Lehman Brothers	Republic of Peru 9.125% due 02/21/12	Sell	0.370%	12/20/08	4,500,000	(1,909)
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14	Sell	0.510%	12/20/08	9,400,000	(5,789)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.780%	12/20/08	4,600,000	(1,049)
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.790%	12/20/08	4,500,000	(488)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.400%	06/20/11	700,000	2,945
Citigroup	Glitnir banki HF 6.330% due 07/28/11	Buy	(0.290%)	06/20/12	3,500,000	69,375
Royal Bank of Scotland	Glitnir banki HF 5.830% due 01/18/12	Buy	(0.290%)	06/20/12	2,500,000	49,554
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	0.970%	06/20/12	1,000,000	(5,137)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.010%	06/20/12	1,000,000	(3,475)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.040%	06/20/12	800,000	(1,784)
Bear Stearns	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	21,400,000	(173,610)
Citigroup	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12	4,660,000	295,384
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12	11,860,000	(188,421)
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	6.850%	06/20/12	2,200,000	264,100
Royal Bank of Scotland	Lehman Brothers Holding Inc 6.625% due 01/18/12	Sell	0.660%	09/20/12	2,500,000	(19,491)
Citigroup	Bear Stearns Co Inc 5.300% due 10/30/15	Sell	0.720%	09/20/12	5,000,000	(38,885)
Lehman Brothers	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.720%	09/20/12	3,000,000	37,014
Credit Suisse	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.740%	09/20/12	1,000,000	13,223
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.750%	09/20/12	2,900,000	39,580
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Referenced Obligation	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Merrill Lynch	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.750%	09/20/12	$1,000,000	$13,666
Royal Bank of Scotland	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.780%	09/20/12	1,000,000	14,994
Bear Stearns	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.800%	09/20/12	2,600,000	41,234
BNP Paribas	Lehman Brothers Holding Inc 6.625% due 01/18/12	Sell	0.900%	09/20/12	1,000,000	2,656
BNP Paribas	Lehman Brothers Holding Inc 6.625% due 01/18/12	Sell	1.120%	09/20/12	1,100,000	13,463
BNP Paribas	Lehman Brothers Holding Inc 6.625% due 01/18/12	Sell	1.200%	09/20/12	1,100,000	17,296
Lehman Brothers	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.380%	09/20/12	3,100,000	33,108
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.550%	09/20/12	2,900,000	52,344
UBS	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.550%	09/20/12	5,000,000	90,249
Barclays	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.050%	09/20/12	900,000	(9,108)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.050%	09/20/12	4,100,000	(41,492)
Citigroup	RH Donnelley Holding Co 8.875% due 01/15/16	Sell	3.400%	09/20/12	3,900,000	70,754
Barclays	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.800%	09/20/12	2,000,000	(8,230)
Morgan Stanley	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.800%	09/20/12	3,200,000	(13,168)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.000%)	09/20/12	3,500,000	(205,067)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.350%	09/20/12	100,000	7,092
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.400%	09/20/12	6,200,000	450,647
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	6.300%	09/20/12	200,000	20,871
Bank of America	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	7.000%	09/20/12	2,600,000	335,564
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12	Buy	(0.390%)	12/20/12	8,600,000	23,696
Citigroup	The Goldman Sachs Group Inc 6.600% due 01/15/12	Buy	(0.400%)	12/20/12	6,500,000	14,913
Lehman Brothers	United Mexican States 7.500% due 04/08/33	Sell	0.670%	01/20/17	3,300,000	4,551

						$751,717

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit default occurs.
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	($191,041)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/09	JPY 12,000,000,000	114,945
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP 55,100,000	(1,254,789)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$566,000,000	4,445,264
Barclays	6-Month Australian Bank Bill	Pay	7.000%	12/15/09	AUD 56,500,000	(33,394)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/09	58,400,000	(36,791)
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/09	$22,100,000	293,762
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/19/09	8,800,000	116,824
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD 14,800,000	(109,631)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	58,000,000	(418,073)
JPMorgan Chase	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	9,700,000	(72,522)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	6,000,000	(41,805)
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/10	GBP 173,900,000	90,381
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	AUD 221,900,000	(25,863)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	EUR 10,000,000	198,613
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 29,000,000	(235,866)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	21,400,000	(835,303)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 5,300,000	112,506
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	21,552
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	73,968
BNP Paribas	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	131,782
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11	7,400,000	62,789
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11	15,100,000	217,878
JPMorgan Chase	France CPI Excluding Tobacco	Pay	1.973%	12/15/11	12,100,000	(36,148)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11	10,800,000	(5,006)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11	15,600,000	(6,003)
Morgan Stanley	3-Month Brazilian Real CDI	Pay	10.115%	01/02/12	BRL 16,600,000	(382,670)
UBS	3-Month Brazilian Real CDI	Pay	10.575%	01/02/12	99,400,000	(1,140,936)
Barclays	3-Month Brazilian Real CDI	Pay	10.680%	01/02/12	129,300,000	382,964
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	EUR 3,800,000	(67,075)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.983%	03/15/12	6,000,000	(30,051)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	34,400,000	(110,586)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	1,100,000	(7,934)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	4,100,000	(31,788)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	2,000,000	(13,442)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12	900,000	(7,008)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12	2,800,000	(23,090)
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Barclays	France CPI Excluding Tobacco	Pay	2.070%	09/14/12	$17,500,000	$—
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/19/12	46,800,000	1,444,319
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/19/12	7,200,000	207,968
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/12	81,800,000	2,552,805
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/14	34,500,000	(213,020)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/19/14	15,400,000	(463,917)
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP 13,400,000	407,105
Barclays	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	EUR 1,800,000	(12,912)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	152,386
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 49,000,000	112,351
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR 7,500,000	45,502
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16	7,500,000	12,422
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16	7,100,000	5,087
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN 432,100,000	(484,025)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	151,200,000	(135,124)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	222,600,000	(220,253)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	88,500,000	(111,214)
Barclays	United Kingdom RPI Index	Pay	3.100%	11/14/16	GBP 10,000,000	(401,064)
Barclays	6-Month JPY-LIBOR	Receive	2.000%	12/20/16	JPY 6,070,000,000	(770,246)
Deutsche Bank	6-Month JPY-LIBOR	Receive	2.000%	12/20/16	980,000,000	(75,916)
Goldman Sachs	6-Month JPY-LIBOR	Receive	2.000%	12/20/16	980,000,000	(87,103)
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/17	MXN 35,000,000	(3,372)
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,800,000	1,620,904
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD 1,400,000	(15,740)
Barclays	6-Month Australian Bank Bill	Receive	6.750%	12/15/17	AUD 7,000,000	8,736
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/17	7,300,000	11,984
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/17	$47,700,000	(294,020)
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/19/17	40,700,000	(1,695,472)
Credit Suisse	3-Month USD-LIBOR	Receive	5.000%	12/19/17	17,900,000	(189,432)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/19/17	18,000,000	(777,290)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/17	200,000	(8,370)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	12/19/17	146,700,000	(4,193,958)
UBS	3-Month USD-LIBOR	Receive	5.000%	12/19/17	11,400,000	(545,294)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/21	23,400,000	(801,859)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/26	24,700,000	(1,038,292)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/27	15,000,000	(332,662)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	3.440%	09/10/27	GBP 4,700,000	(33,373)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	15,000,000	1,092,145
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	11,500,000	845,499
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	6,700,000	1,444,374
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/19/37	$6,600,000	(121,346)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/37	32,100,000	2,118,738
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/19/37	7,100,000	466,785

						$670,249

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 106.71%

Certificates of Deposit - 4.40%

Bank of Scotland PLC (United Kingdom)
5.331% due 10/27/08 §	$24,500,000	$24,500,000
Royal Bank of Canada NY
5.710% due 12/05/07 §	24,500,000	24,499,127

		48,999,127

Commercial Paper - 79.18%

3M Co
4.900% due 11/05/07	35,000,000	34,833,264
Abbott Laboratories
4.970% due 10/16/07	34,350,000	34,278,867
Alcon Capital Corp
5.240% due 10/24/07	13,400,000	13,355,140
Archer-Daniels-Midland Co
4.750% due 11/13/07	29,500,000	29,332,629
5.100% due 11/06/07	2,440,000	2,427,556
Astrazeneca PLC (United Kingdom)
4.910% due 10/29/07	5,590,000	5,568,652
5.450% due 11/05/07	29,216,000	29,061,196
5.540% due 12/14/07	500,000	494,306
AT&T Inc
4.750% due 10/31/07	24,250,000	24,154,010
Bank of America Corp
4.900% due 11/16/07	14,625,000	14,533,431
BASF AG (Germany)
5.300% due 10/04/07	15,040,000	15,033,357
BMW U.S. Capital LLC
5.220% due 10/03/07	8,000,000	7,997,680
BP Capital Markets PLC (United Kingdom)
4.990% due 10/22/07	31,250,000	31,159,036
E.I. du Pont de Nemours & Co
4.730% due 10/30/07	33,230,000	33,103,385
Eaton Corp
4.750% due 10/01/07	35,310,000	35,310,000
Electricite de France (France)
4.830% due 11/07/07	25,000,000	24,875,896
5.250% due 10/09/07	10,000,000	9,988,333
Hewlett-Packard Co
4.720% due 11/13/07	2,965,000	2,948,284
5.240% due 10/19/07	8,190,000	8,168,542
Honeywell International Inc
5.210% due 10/23/07	24,240,000	24,162,823
Illinois Tool Works Inc
5.000% due 10/01/07	35,000,000	35,000,000
International Business Machines Corp
4.730% due 10/01/07	14,150,000	14,150,000
John Deere Capital Corp
5.180% due 11/08/07	14,350,000	14,271,537
Johnson & Johnson
5.000% due 10/30/07	34,450,000	34,311,243
Kimberly-Clark Worldwide Inc
4.750% due 10/16/07	15,000,000	14,970,313
5.250% due 10/09/07	14,200,000	14,183,433
Medtronic Inc
5.100% due 10/04/07	19,480,000	19,471,721
National Rural Utilities Cooperative Finance Corp
5.220% due 10/09/07	2,000,000	1,997,680
5.300% due 10/09/07	5,390,000	5,383,652
Parker-Hannifin Corp
5.250% due 10/02/07	24,500,000	24,496,427
PepsiCo Inc
4.730% due 10/19/07	24,250,000	24,192,649
Pitney Bowes Inc
4.720% due 10/16/07	8,565,000	8,548,156
Praxair Inc
5.000% due 10/09/07	23,945,000	23,918,394
Societe Generale North America Inc
5.000% due 10/01/07	18,759,000	18,759,000
Southern Co
5.000% due 10/12/07	17,900,000	17,872,653
SYSCO Corp
4.770% due 10/11/07	34,575,000	34,529,188
Target Corp
4.750% due 10/29/07	20,635,000	20,558,765
The Coca-Cola Co
4.950% due 10/26/07	19,200,000	19,134,000
The Procter & Gamble Co
5.210% due 10/31/07	39,250,000	39,079,590
The Stanley Works
5.280% due 10/01/07	15,000,000	15,000,000
UBS Finance LLC DE
4.750% due 10/01/07	38,260,000	38,260,000
United Parcel Service Inc
5.000% due 10/05/07	20,000,000	19,988,889
5.200% due 10/01/07	1,820,000	1,820,000
United Technologies Corp
4.750% due 10/31/07	5,600,000	5,577,833
4.800% due 10/01/07	1,637,000	1,637,000
Wal-Mart Stores Inc
5.020% due 10/23/07	34,200,000	34,095,082

		881,993,592

Corporate Notes - 13.50%

Allstate Life Global Funding Trusts
5.794% due 09/11/08 §	29,500,000	29,500,000
American Express Bank FSB
5.864% due 09/18/08 §	19,200,000	19,200,000
American Honda Finance Corp
5.470% due 02/20/08 ~ §	19,600,000	19,600,000
Caterpillar Financial Services Corp
5.560% due 02/11/08 §	6,500,000	6,502,527
General Electric Capital Corp
4.250% due 01/15/08	26,000,000	25,892,375
Toyota Motor Credit Corp
5.591% due 09/05/08 §	34,250,000	34,250,000
Wells Fargo & Co
5.764% due 03/10/08 §	15,500,000	15,505,422

		150,450,324

U.S. Government Agency Issues - 9.63%

Federal Home Loan Bank
4.700% due 10/03/08	58,000,000	58,000,000
5.250% due 12/26/07	24,650,000	24,650,000
5.250% due 02/01/08	24,550,000	24,550,000

		107,200,000

Time Deposit - 0.00%

State Street Bank
3.850% due 10/01/07	24,000	24,000

Total Short-Term Investments
(Amortized Cost $1,188,667,043)		1,188,667,043

TOTAL INVESTMENTS - 106.71%
(Amortized Cost $1,188,667,043)		1,188,667,043

OTHER ASSETS & LIABILITIES, NET - (6.71%)		(74,709,536)

NET ASSETS - 100.00%		$1,113,957,507

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Utilities - 0.00%

Metricom Inc *
Exp. 02/15/10	3,000	$30
NTELOS Inc * ~
Exp. 08/15/10	4,000	40

		70

Total Warrants
(Cost $98,440)		70

PREFERRED STOCKS - 0.39%

Financial Services - 0.39%

Sovereign REIT ~	2,200	3,177,900

Total Preferred Stocks
(Cost $1,958,000)		3,177,900

CONVERTIBLE PREFERRED STOCKS - 0.02%

Autos & Transportation - 0.02%

General Motors Corp 1.500% *	5,000	141,300

Total Convertible Preferred Stocks
(Cost $125,000)		141,300

EXCHANGE-TRADED FUNDS - 0.49%

PowerShares QQQ †	30,000	1,542,300
Standard & Poor’s Depository
Receipts Trust 1 †	16,000	2,441,280

Total Exchange-Traded Funds
(Cost $2,926,230)		3,983,580

	Principal
	Amount
CORPORATE BONDS & NOTES - 90.09%

Autos & Transportation - 6.09%

American Axle & Manufacturing Inc
7.875% due 03/01/17	$1,000,000	970,000
ArvinMeritor Inc
8.750% due 03/01/12 †	2,000,000	2,050,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	1,982,500
Avis Budget Car Rental LLC
7.625% due 05/15/14	1,500,000	1,481,250
8.058% due 05/15/14 §	1,000,000	980,000
Continental Airlines Inc
8.750% due 12/01/11 †	2,000,000	1,930,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12	1,000,000	920,000
8.375% due 12/15/14	500,000	437,500
Ford Motor Co
7.450% due 07/16/31 †	4,000,000	3,160,000

	Principal
	Amount	Value
General Motors Corp
7.125% due 07/15/13 †	$4,000,000	$3,680,000
8.250% due 07/15/23	1,000,000	880,000
8.375% due 07/15/33 †	2,500,000	2,225,000
Grupo Transportation Ferroviaria
Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,105,000
GulfMark Offshore Inc
7.750% due 07/15/14	2,000,000	2,020,000
Hertz Corp
8.875% due 01/01/14	4,000,000	4,140,000
10.500% due 01/01/16 †	500,000	542,500
Kansas City Southern de
Mexico SA de CV (Mexico)
7.375% due 06/01/14 ~	500,000	496,875
7.625% due 12/01/13 ~	2,000,000	2,002,500
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	820,000
Lear Corp
8.500% due 12/01/13	1,000,000	962,500
Navios Maritime Holdings Inc
9.500% due 12/15/14	1,000,000	1,036,250
PHI Inc
7.125% due 04/15/13 †	2,000,000	1,930,000
Saint Acquisition Corp
12.500% due 05/15/17 † ~	1,000,000	675,000
Tenneco Inc
8.625% due 11/15/14 †	1,000,000	1,012,500
10.250% due 07/15/13	2,000,000	2,155,000
The Goodyear Tire & Rubber Co
9.135% due 12/01/09 ~ §	2,250,000	2,278,125
The Greenbrier Cos Inc
8.375% due 05/15/15	2,500,000	2,506,250
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	2,925,000
United Components Inc
9.375% due 06/15/13	1,500,000	1,530,000

		49,833,750

Consumer Discretionary - 26.14%

Allied Waste North America Inc
6.875% due 06/01/17 †	3,000,000	3,030,000
7.125% due 05/15/16	1,000,000	1,027,500
7.250% due 03/15/15 †	3,000,000	3,075,000
7.875% due 04/15/13	1,000,000	1,037,500
AMC Entertainment Inc
8.000% due 03/01/14	2,000,000	1,915,000
Aramark Services Inc
8.500% due 02/01/15	3,500,000	3,587,500
Asbury Automotive Group Inc
7.625% due 03/15/17 ~	1,000,000	925,000
AutoNation Inc
7.000% due 04/15/14	500,000	480,000
7.360% due 04/15/13 † §	500,000	480,000
Bonten Media Acquisition Co
9.000% due 06/01/15 ~	1,000,000	900,000
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	1,970,000
Buffets Inc
12.500% due 11/01/14 †	1,000,000	705,000
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	1,000,000	1,080,000
CanWest MediaWorks LP (Canada)
9.250% due 08/01/15 † ~	1,000,000	1,015,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	1,005,000
CBD Media Holdings LLC
9.250% due 07/15/12	2,500,000	2,697,725
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
CBD Media Inc
8.625% due 06/01/11	$1,000,000	$1,045,630
CCH/CCH II Capital Corp
10.250% due 10/01/13	1,000,000	1,047,500
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	1,010,000
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,110,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,000,000
Claire’s Stores Inc
9.250% due 06/01/15 † ~	1,000,000	870,000
Clear Channel Communications Inc
5.500% due 09/15/14	500,000	393,116
6.250% due 03/15/11	500,000	458,682
Compagnie Generale de
Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	2,587,500
Corrections Corp of America
7.500% due 05/01/11	3,000,000	3,037,500
CSC Holdings Inc
6.750% due 04/15/12	1,000,000	967,500
7.625% due 04/01/11	3,000,000	3,022,500
Dex Media West LLC
9.875% due 08/15/13	2,418,000	2,584,238
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,815,000
EchoStar DBS Corp
6.625% due 10/01/14	1,500,000	1,511,250
7.125% due 02/01/16	3,500,000	3,613,750
Education Management LLC
10.250% due 06/01/16 †	1,500,000	1,560,000
Fontainebleau Las Vegas Holdings LLC
10.250% due 06/15/15 ~	1,000,000	942,500
FTI Consulting Inc
7.625% due 06/15/13	1,000,000	1,030,000
7.750% due 10/01/16	1,000,000	1,040,000
Galaxy Entertainment Finance Co Ltd (United Kingdom)
9.875% due 12/15/12 ~	3,000,000	3,105,000
General Nutrition Centers Inc
10.009% due 03/15/14 §	2,000,000	1,930,000
Great Canadian Gaming Corp (Canada)
7.250% due 02/15/15 ~	1,500,000	1,507,500
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	1,990,000
GSC Holdings Corp
9.235% due 10/01/11 §	2,000,000	2,040,000
Hanesbrands Inc
8.784% due 12/15/14 † §	1,000,000	1,000,000
Herbst Gaming Inc
8.125% due 06/01/12	500,000	450,625
Idearc Inc
8.000% due 11/15/16	3,000,000	3,007,500
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,002,500
Jarden Corp
7.500% due 05/01/17	2,000,000	1,945,000
Lamar Media Corp
6.625% due 08/15/15	2,500,000	2,425,000
Landry’s Restaurants Inc
7.500% due 12/15/14	3,500,000	3,500,000
Las Vegas Sands Corp
6.375% due 02/15/15	4,000,000	3,890,000
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,587,500
12.250% due 12/15/12	1,500,000	1,620,346
LIN Television Corp
6.500% due 05/15/13	1,000,000	977,500
Local TV Finance LLC
9.250% due 06/15/15 ~	1,000,000	945,000
Marquee Holdings Inc
0.000% due 08/15/14 §	1,000,000	850,000
Mediacom Broadband LLC
8.500% due 10/15/15	3,000,000	3,022,500
Mediacom LLC
9.500% due 01/15/13 †	2,500,000	2,543,750
Medianews Group Inc
6.875% due 10/01/13	2,500,000	1,912,500
MGM MIRAGE
6.625% due 07/15/15	1,000,000	953,750
6.750% due 09/01/12	2,500,000	2,471,875
6.875% due 04/01/16	1,000,000	972,500
7.500% due 06/01/16	4,000,000	3,970,000
Michaels Stores Inc
10.000% due 11/01/14 † ~	2,000,000	2,060,000
11.375% due 11/01/16	2,000,000	2,055,000
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,466,250
Mobile Services Group Inc
9.750% due 08/01/14 ~	1,000,000	1,005,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/14	1,000,000	1,007,500
Morris Publishing Group LLC
7.000% due 08/01/13	2,000,000	1,575,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	2,005,000
Neiman-Marcus Group Inc
9.000% due 10/15/15	2,500,000	2,675,000
10.375% due 10/15/15	500,000	547,500
Network Communications Inc
10.750% due 12/01/13	2,000,000	2,017,500
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	1,057,500
10.000% due 08/01/14	2,000,000	2,125,000
NPC International Inc
9.500% due 05/01/14	1,000,000	915,000
Penn National Gaming Inc
6.875% due 12/01/11	1,000,000	1,017,500
Penske Auto Group Inc
7.750% due 12/15/16	2,000,000	1,925,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,481,250
Pinnacle Entertainment Inc
7.500% due 06/15/15 ~	2,000,000	1,902,500
Quebecor Media Inc (Canada)
7.750% due 03/15/16 ~	1,000,000	958,750
R.H. Donnelley Corp
6.875% due 01/15/13	3,000,000	2,850,000
8.875% due 01/15/16	3,000,000	3,071,250
8.875% due 10/15/17 ~	2,000,000	2,030,000
Rental Service Corp
9.500% due 12/01/14	1,000,000	960,000
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,890,000
Salem Communications Holding Corp
7.750% due 12/15/10	3,000,000	3,015,000
Sally Holdings LLC
9.250% due 11/15/14 †	1,000,000	1,015,000
10.500% due 11/15/16 †	1,000,000	1,005,000
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	1,015,000
Sbarro Inc
10.375% due 02/01/15 †	500,000	457,500
Sealy Mattress Co
8.250% due 06/15/14	1,500,000	1,518,750
Seminole Hard Rock Entertainment Inc
8.194% due 03/15/14 ~ §	1,000,000	981,250
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Service Corp International
7.375% due 10/01/14 †	$500,000	$516,250
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/15 ~	500,000	507,500
Sirius Satellite Radio Inc
9.625% due 08/01/13	3,000,000	2,992,500
Six Flags Inc
8.875% due 02/01/10 †	1,000,000	907,500
9.750% due 04/15/13 †	1,000,000	852,500
Spectrum Brands Inc
11.250% due 10/02/13 † §	500,000	447,500
Station Casinos Inc
6.500% due 02/01/14	1,000,000	885,000
6.625% due 03/15/18	500,000	421,250
6.875% due 03/01/16	2,500,000	2,187,500
7.750% due 08/15/16 †	1,500,000	1,492,500
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,537,500
The River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,112,500
Travelport LLC
9.875% due 09/01/14	3,000,000	3,056,250
Turning Stone Resort Casino Enterprise
9.125% due 09/15/14 ~	1,000,000	1,040,000
United Rentals North America Inc
6.500% due 02/15/12	2,000,000	2,035,000
7.750% due 11/15/13	1,500,000	1,552,500
Universal City Florida Holding Co
8.375% due 05/01/10	1,500,000	1,518,750
10.106% due 05/01/10 §	1,000,000	1,015,000
Univision Communications Inc
9.750% due 03/15/15 † ~	4,000,000	3,920,000
Valassis Communications Inc
8.250% due 03/01/15 †	4,000,000	3,500,000
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	472,500
6.875% due 01/15/14	3,000,000	2,962,500
WESCO Distribution Inc
7.500% due 10/15/17 †	2,500,000	2,362,500
Williams Scotsman Inc
8.500% due 10/01/15	2,500,000	2,762,500
Wimar Opco LLC
9.625% due 12/15/14 ~	1,000,000	780,000
Wynn Las Vegas LLC
6.625% due 12/01/14	3,000,000	2,955,000
XM Satellite Radio Inc
9.856% due 05/01/13 † §	3,000,000	2,977,500
Yankee Acquisition Corp
8.500% due 02/15/15 †	2,000,000	1,950,000
9.750% due 02/15/17 †	500,000	475,000

		213,997,237

Consumer Staples - 3.00%

Constellation Brands Inc
7.250% due 09/01/16 †	2,250,000	2,261,250
7.250% due 05/15/17 ~	2,000,000	2,010,000
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,045,000
Dean Foods Co
7.000% due 06/01/16	1,000,000	955,000
Dole Food Co Inc
7.250% due 06/15/10	1,000,000	950,000
8.750% due 07/15/13 †	500,000	490,000
8.875% due 03/15/11	356,000	348,880
Harland Clarke Holdings Corp
9.500% due 05/15/15	250,000	223,125
10.308% due 05/15/15 † §	500,000	448,750
Pilgrim’s Pride Corp
8.375% due 05/01/17 †	2,000,000	2,050,000
Reynolds American Inc
7.625% due 06/01/16	2,000,000	2,139,406
Smithfield Foods Inc
7.000% due 08/01/11	2,000,000	2,035,000
7.750% due 07/01/17	2,000,000	2,060,000
Stater Brothers Holdings Inc
7.750% due 04/15/15	2,500,000	2,487,500
8.125% due 06/15/12	1,000,000	1,023,750
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,067,500

		24,595,161

Energy - 7.98%

Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	986,250
6.500% due 08/15/17 †	1,000,000	977,500
7.000% due 08/15/14	1,500,000	1,516,875
7.500% due 09/15/13 †	1,000,000	1,032,500
Cimarex Energy Co
7.125% due 05/01/17	1,000,000	997,500
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,027,500
7.500% due 12/15/15	2,000,000	2,060,000
Dynegy Holdings Inc
7.750% due 06/01/19 ~	2,000,000	1,922,500
8.375% due 05/01/16	4,500,000	4,545,000
El Paso Corp
6.875% due 06/15/14	1,000,000	1,014,241
7.000% due 06/15/17 †	1,000,000	1,020,385
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	3,096,870
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,905,000
Forest Oil Corp
7.250% due 06/15/19 † ~	2,000,000	2,010,000
Holly Energy Partners LP
6.250% due 03/01/15	2,000,000	1,870,000
Mariner Energy Inc
8.000% due 05/15/17	1,000,000	982,500
MarkWest Energy Partners LP
8.500% due 07/15/16	1,500,000	1,485,000
NRG Energy Inc
7.250% due 02/01/14	3,000,000	3,015,000
7.375% due 02/01/16	2,000,000	2,010,000
7.375% due 01/15/17	1,000,000	1,002,500
Peabody Energy Corp
6.875% due 03/15/13	1,000,000	1,015,000
7.375% due 11/01/16	2,000,000	2,120,000
Petrohawk Energy Corp
9.125% due 07/15/13	2,000,000	2,120,000
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,477,500
Pride International Inc
7.375% due 07/15/14	2,000,000	2,060,000
Quicksilver Resources Inc
7.125% due 04/01/16	1,500,000	1,485,000
Range Resources Corp
7.500% due 05/15/16	2,000,000	2,050,000
Regency Energy Partners LP
8.375% due 12/15/13	650,000	684,125
Reliant Energy Inc
7.875% due 06/15/17 †	3,000,000	3,033,750
SemGroup LP
8.750% due 11/15/15 ~	3,000,000	2,947,500
The Griffin Coal Mining Co Ltd (Australia)
9.500% due 12/01/16 ~	2,000,000	2,000,000
The Williams Cos Inc
7.750% due 06/15/31	1,000,000	1,056,250
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Venoco Inc
8.750% due 12/15/11	$1,000,000	$1,002,500
VeraSun Energy Corp
9.375% due 06/01/17 ~	2,000,000	1,730,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,930,000
7.250% due 05/01/12	1,000,000	987,500
Williams Cos Inc
7.625% due 07/15/19	2,000,000	2,152,500
Williams Partners LP
7.250% due 02/01/17	1,000,000	1,025,000

		65,353,746

Financial Services - 8.84%

Ace Cash Express Inc
10.250% due 10/01/14 ~	500,000	503,750
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,955,000
CCM Merger Inc
8.000% due 08/01/13 ~	2,000,000	1,960,000
CDX North America High Yield
7.625% due 06/29/12 † ~	2,000,000	1,937,500
Chukchansi Economic Development Authority
8.859% due 11/15/12 ~ §	1,000,000	1,012,500
Cosan Finance Ltd (Brazil)
7.000% due 02/01/17 ~	2,000,000	1,927,500
E*TRADE FINANCIAL Corp
7.875% due 12/01/15	1,000,000	930,000
8.000% due 06/15/11	4,000,000	4,000,000
Ford Motor Credit Co LLC
8.110% due 01/13/12 §	3,000,000	2,837,256
9.750% due 09/15/10	1,000,000	1,020,830
9.810% due 04/15/12 † §	2,000,000	2,071,866
9.875% due 08/10/11	1,000,000	1,013,668
10.944% due 06/15/11 §	3,845,000	3,926,103
General Motors Acceptance Corp
6.875% due 09/15/11	9,500,000	9,048,436
8.000% due 11/01/31 †	4,000,000	3,934,648
Host Marriott LP
6.750% due 06/01/16	1,000,000	995,000
7.000% due 08/15/12	1,000,000	1,012,500
7.125% due 11/01/13	1,000,000	1,012,500
Hub International Holdings Inc
10.250% due 06/15/15 ~	2,000,000	1,870,000
iPayment Inc
9.750% due 05/15/14	1,950,000	1,872,000
KAR Holdings Inc
8.750% due 05/01/14 ~	1,250,000	1,203,125
LVB Acquisition Merger Sub Inc
10.000% due 10/15/17 ~	2,000,000	2,010,000
Momentive Performance Materials Inc
9.750% due 12/01/14 ~	3,000,000	2,985,000
11.500% due 12/01/16 † ~	1,000,000	995,000
NCO Group Inc
10.428% due 11/15/13 §	2,000,000	1,935,000
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	4,000,000	3,670,000
Residential Capital LLC
7.125% due 11/21/08	1,000,000	895,229
7.375% due 06/30/10	2,000,000	1,660,970
Rouse Co LP
6.750% due 05/01/13 ~	4,000,000	3,943,732
Thornburg Mortgage Inc
8.000% due 05/15/13 †	1,000,000	882,500
USI Holdings Corp
9.433% due 11/15/14 ~ §	1,000,000	955,000
Ventas Realty LP
6.625% due 10/15/14 †	1,250,000	1,253,125
6.750% due 04/01/17	2,000,000	2,005,000
9.000% due 05/01/12	2,000,000	2,185,000

		72,419,738

Health Care - 5.63%

Community Health Systems Inc
8.875% due 07/15/15 ~	3,500,000	3,613,750
DaVita Inc
7.250% due 03/15/15	1,000,000	1,007,500
Elan Finance PLC (Ireland)
8.875% due 12/01/13	2,000,000	1,960,000
9.558% due 11/15/11 §	1,000,000	997,500
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,545,000
HCA Inc
9.250% due 11/15/16 ~	5,000,000	5,325,000
9.625% due 11/15/16 ~	1,000,000	1,070,000
HealthSouth Corp
10.750% due 06/15/16	2,000,000	2,115,000
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,035,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	3,015,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	937,500
6.875% due 12/15/15	1,500,000	1,417,500
Psychiatric Solutions Inc
7.750% due 07/15/15	3,000,000	3,052,500
PTS Acquisition Corp
9.500% due 04/15/15 ~	3,000,000	2,850,000
Res-Care Inc
7.750% due 10/15/13	2,000,000	1,990,000
Rite Aid Corp
9.500% due 06/15/17 ~	1,000,000	940,000
Select Medical Corp
7.625% due 02/01/15 †	2,000,000	1,800,000
11.259% due 09/15/15 † §	1,000,000	910,000
Sun Healthcare Group Inc
9.125% due 04/15/15 ~	1,500,000	1,537,500
Tenet Healthcare Corp
6.500% due 06/01/12 †	2,000,000	1,705,000
9.875% due 07/01/14 †	2,000,000	1,840,000
The Cooper Cos Inc
7.125% due 02/15/15	1,000,000	990,000
Universal Hospital Services Inc
8.500% due 06/01/15 ~	500,000	497,500
8.759% due 06/01/15 ~ §	500,000	500,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	2,500,000	2,437,500

		46,088,750

Integrated Oils - 2.63%

Chaparral Energy Inc
8.875% due 02/01/17 ~	1,000,000	942,500
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	1,987,500
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,910,000
Hilcorp Energy LP
7.750% due 11/01/15 ~	2,000,000	1,965,000
OPTI Canada Inc (Canada)
7.875% due 12/15/14 ~	2,500,000	2,512,500
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,930,000
7.000% due 05/01/17 ~	1,500,000	1,432,500
Sabine Pass LNG LP
7.500% due 11/30/16	4,000,000	3,960,000
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Stallion Oilfield Services
9.750% due 02/01/15 ~	$2,000,000	$1,947,500
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	2,000,000	1,991,200

		21,578,700

Materials & Processing - 10.37%

Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	1,000,000	775,000
Aleris International Inc
9.000% due 12/15/14	1,000,000	920,000
10.000% due 12/15/16	2,000,000	1,780,000
Ball Corp
6.625% due 03/15/18	2,000,000	1,970,000
Berry Plastics Holding Corp
8.875% due 09/15/14 †	500,000	513,750
9.569% due 09/15/14 † §	1,500,000	1,522,500
10.250% due 03/01/16	3,000,000	2,955,000
Bowater Inc
6.500% due 06/15/13 †	2,000,000	1,470,000
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,537,500
Chemtura Corp
6.875% due 06/01/16	1,500,000	1,432,500
Corp Durango SAB de CV (Mexico)
10.500% due 10/05/17 ~	2,000,000	2,000,000
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,172,600
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,093,750
7.750% due 11/15/15 †	1,000,000	1,037,500
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	2,045,000
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	1,000,000	1,182,500
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	3,000,000	3,247,500
Georgia-Pacific Corp
7.000% due 01/15/15 ~	1,000,000	980,000
7.125% due 01/15/17 ~	1,000,000	972,500
8.125% due 05/15/11	2,000,000	2,040,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	1,000,000	997,500
9.875% due 10/15/14 †	2,000,000	1,990,000
Graphic Packaging International Corp
9.500% due 08/15/13 †	1,000,000	1,032,500
Greif Inc
6.750% due 02/01/17	2,000,000	2,005,000
Hercules Inc
6.750% due 10/15/29 †	2,400,000	2,382,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	3,000,000	3,315,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	1,000,000	962,500
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	2,015,000
Lyondell Chemical Co
6.875% due 06/15/17 †	2,000,000	2,180,000
8.250% due 09/15/16	3,000,000	3,397,500
MacDermid Inc
9.500% due 04/15/17 † ~	500,000	485,000
Nalco Co
8.875% due 11/15/13	2,000,000	2,110,000
NewPage Corp
10.000% due 05/01/12	1,500,000	1,586,250
Nortek Inc
8.500% due 09/01/14	4,000,000	3,490,000
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	2,000,000	2,080,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,040,000
PNA Group Inc
10.750% due 09/01/16	1,000,000	1,025,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,950,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	2,125,000
Smurfit-Stone Container Enterprises Inc
8.000% due 03/15/17 †	2,000,000	1,975,000
Steel Dynamics Inc
6.750% due 04/01/15 ~	2,000,000	1,940,000
Texas Industries Inc
7.250% due 07/15/13	1,000,000	1,002,500
The Mosaic Co
7.375% due 12/01/14 ~	1,000,000	1,055,000
7.625% due 12/01/16 ~	500,000	535,625
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	2,005,000
Verso Paper Holdings LLC
9.125% due 08/01/14	1,500,000	1,552,500
11.375% due 08/01/16 †	1,000,000	1,057,500
Vitro SAB de CV (Mexico)
8.625% due 02/01/12	2,000,000	1,980,000
9.125% due 02/01/17	1,000,000	987,500

		84,906,475

Multi-Industry - 0.77%

Bombardier Inc (Canada)
8.000% due 11/15/14 † ~	1,000,000	1,052,500
J.B. Poindexter & Co Inc
8.750% due 03/15/14 †	2,000,000	1,810,000
RBS Global & Rexnord Corp
9.500% due 08/01/14	1,500,000	1,560,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,441,875
Vangent Inc
9.625% due 02/15/15 ~	500,000	468,750

		6,333,125

Producer Durables - 2.78%

Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	1,985,000
American Tower Corp
7.000% due 10/15/17 ~	2,000,000	2,022,500
Baldor Electric Co
8.625% due 02/15/17	1,000,000	1,050,000
Desarrolladora Homex SAB de CV (Mexico)
7.500% due 09/28/15	2,000,000	2,000,000
Esco Corp
8.625% due 12/15/13 ~	2,000,000	1,980,000
General Cable Corp
7.125% due 04/01/17	1,000,000	985,000
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 ~	1,500,000	1,537,500
K. Hovnanian Enterprises Inc
7.500% due 05/15/16	500,000	400,000
Standard Pacific Corp
6.500% due 08/15/10	2,000,000	1,550,000
Terex Corp
7.375% due 01/15/14	3,500,000	3,570,000
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	1,000,000
TransDigm Inc
7.750% due 07/15/14	2,650,000	2,689,750
Vought Aircraft Industries Inc
8.000% due 07/15/11 †	2,000,000	1,965,000

		22,734,750

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Technology - 4.85%

Alion Science & Technology Corp
10.250% due 02/01/15	$1,000,000	$912,500
Amkor Technology Inc
7.750% due 05/15/13	1,500,000	1,453,125
Avago Technologies Finance Pte (Singapore)
10.125% due 12/01/13	2,000,000	2,160,000
11.875% due 12/01/15	500,000	560,000
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	2,805,000
DRS Technologies Inc
7.625% due 02/01/18	1,000,000	1,025,000
Freescale Semiconductor Inc
9.125% due 12/15/14	3,000,000	2,790,000
9.569% due 12/15/14 §	1,500,000	1,421,250
10.125% due 12/15/16 †	2,000,000	1,860,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	1,975,000
6.375% due 10/15/15	2,000,000	1,975,000
Nortel Networks Ltd (Canada)
10.125% due 07/15/13 ~	1,000,000	1,033,750
NXP BV (Netherlands)
8.110% due 10/15/13 §	3,000,000	2,797,500
9.500% due 10/15/15	1,000,000	935,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	967,500
Sanmina-SCI Corp
6.750% due 03/01/13 †	1,000,000	865,000
8.125% due 03/01/16 †	2,000,000	1,740,000
8.444% due 06/15/10 † ~ §	1,000,000	995,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	2,000,000	1,965,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	1,500,000	1,470,000
Spansion Inc
8.746% due 06/01/13 ~ §	2,000,000	1,915,000
SunGard Data Systems Inc
9.125% due 08/15/13	3,000,000	3,135,000
10.250% due 08/15/15 †	1,000,000	1,050,000
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,905,000

		39,710,625

Utilities - 11.01%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	153,005
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,980,000
Cablevision Systems Corp
8.000% due 04/15/12 †	2,000,000	1,950,000
9.820% due 04/01/09 §	2,000,000	2,070,000
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	2,125,000
11.110% due 01/01/13 §	2,000,000	2,070,000
Cincinnati Bell Inc
7.000% due 02/15/15 †	1,000,000	970,000
Citizens Communications Co
6.625% due 03/15/15	3,000,000	2,940,000
Cricket Communications Inc
9.375% due 11/01/14 ~	1,500,000	1,526,250
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 † ~	2,500,000	2,356,250
Dobson Cellular Systems Inc
9.875% due 11/01/12	1,000,000	1,085,000
Edison Mission Energy
7.200% due 05/15/19 ~	3,000,000	2,970,000
7.500% due 06/15/13	1,000,000	1,030,000
7.750% due 06/15/16 †	2,000,000	2,080,000
Ferrellgas Partners LP
8.750% due 06/15/12	1,000,000	1,030,000
Hawaiian Telcom Communications Inc
10.860% due 05/01/13 † §	2,000,000	2,035,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,940,000
Intelsat Bermuda Ltd (Bermuda)
11.409% due 06/15/13 §	2,000,000	2,100,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,590,000
Intergen NV (Netherlands)
9.000% due 06/30/17 † ~	2,000,000	2,110,000
iPCS Inc
7.481% due 05/01/13 ~ §	1,000,000	975,000
8.606% due 05/01/14 ~ §	1,000,000	985,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 †	3,000,000	3,225,000
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	2,000,000	1,827,886
Level 3 Financing Inc
8.750% due 02/15/17	2,000,000	1,940,000
9.250% due 11/01/14	1,000,000	990,000
MetroPCS Wireless Inc
9.250% due 11/01/14 † ~	2,000,000	2,050,000
Mirant Americas Generation LLC
8.300% due 05/01/11	1,500,000	1,522,500
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,530,000
NTL Cable PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,085,000
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	3,048,750
7.500% due 02/15/14	3,000,000	3,052,500
Qwest Corp
6.500% due 06/01/17 ~	1,000,000	985,000
Rural Cellular Corp
8.621% due 06/01/13 ~ §	3,000,000	3,075,000
11.106% due 11/01/12 §	2,000,000	2,050,000
Sierra Pacific Resources
8.625% due 03/15/14 †	1,045,000	1,111,380
Southern Union Co
7.200% due 11/01/66 † §	3,000,000	3,028,677
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,100,000
8.750% due 05/15/13 ~	1,000,000	1,051,250
8.875% due 02/15/11 †	1,412,000	1,480,835
9.000% due 05/15/15 ~	1,000,000	1,055,000
TXU Corp
4.800% due 11/15/09	2,000,000	2,027,518
West Corp
9.500% due 10/15/14	3,000,000	3,112,500
11.000% due 10/15/16 †	1,000,000	1,055,000
Windstream Corp
8.125% due 08/01/13	2,500,000	2,643,750

		90,118,051

Total Corporate Bonds & Notes
(Cost $741,123,884)		737,670,108

CONVERTIBLE CORPORATE BONDS - 0.20%

Consumer Discretionary - 0.10%

WESCO International Inc
1.750% due 11/15/26	1,000,000	832,500

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.10%

Omnicare Inc
3.250% due 12/15/35	$1,000,000	$813,750

Total Convertible Corporate Bonds
(Cost $1,975,471)		1,646,250

SENIOR LOAN NOTES - 4.89%

Autos & Transportation - 0.36%

Lear Corp Term B
7.698% due 04/25/12 §	2,082,000	2,045,825
8.000% due 04/25/12 §	900,000	884,363

		2,930,188

Consumer Discretionary - 1.07%

Aramark Corp SR Secured
due 01/26/14 § ∞	65,729	64,682
Aramark Corp SR Secured B
due 01/26/14 § ∞	934,271	919,381
Cengage Learning Acquisitions Inc
7.950% due 06/29/14 §	2,000,000	1,946,880
HBI Branded Apparel (2nd Lien)
9.110% due 03/05/14 §	1,000,000	1,005,833
Idearc Inc Term B
7.360% due 11/17/14 §	992,500	978,853
Levi Strauss & Co
7.568% due 03/27/14 §	2,000,000	1,876,666
Tropicana Las Vegas
7.448% due 07/03/08 §	2,000,000	1,971,666

		8,763,961

Energy - 0.36%

Calpine Corp
7.448% due 04/02/14 §	995,000	981,318
Venoco Inc (2nd Lien)
9.875% due 05/07/14 §	2,000,000	1,970,000

		2,951,318

Financial Services - 0.40%

First Data Corp SR Secured B1
7.960% due 09/24/14 §	1,500,000	1,440,000
Realogy Corp
5.283% due 10/10/13 §	424,242	398,364
Realogy Corp Term B
8.360% due 10/10/13 §	1,571,819	1,475,937

		3,314,301

Health Care - 0.36%

HCA Inc Term B
7.448% due 11/18/13 §	2,977,500	2,925,394

Integrated Oils - 0.48%

Sandridge Energy Inc
8.625% due 04/01/15 §	4,000,000	3,960,000

Materials & Processing - 0.57%

Georgia Pacific ‘B’ TRANCHE AA
due 12/23/12 § ∞	1,000,000	981,442
Georgia-Pacific Corp Term B
6.948% due 12/23/12 §	77,738	76,295
7.264% due 12/23/12 §	95,238	93,471
7.474% due 12/23/12 §	809,524	794,500
Ineos Holdings Ltd Term B2 (United Kingdom)
7.580% due 12/16/13 §	961,200	950,988
Ineos Holdings Ltd Term C2 (United Kingdom)
8.080% due 12/16/14 §	960,937	950,727
Noranda Aluminum Inc
7.510% due 05/18/14 §	847,500	823,664

		4,671,087

Producer Durables - 0.18%

TransDigm Inc Term B
7.200% due 06/23/13 §	1,500,000	1,474,376

Utilities - 1.11%

Astoria Term B (1st Lien)
7.180% due 02/23/13 §	6,557	6,489
7.210% due 02/23/13 §	2,241,199	2,217,852
Hawaiian Telcom Communications Inc Term C
7.450% due 06/01/14 §	995,000	967,329
Intelsat Subsidiary Holding Co Ltd (Bermuda)
7.859% due 02/01/14 §	2,000,000	1,980,626
Leap Wireless Inc Term B
7.448% due 06/16/13 §	987,500	977,213
MetroPCS Wireless Inc Term B
7.500% due 11/03/13 §	1,095,000	1,079,739
7.625% due 11/03/13 §	1,875,000	1,848,868

		9,078,116

Total Senior Loan Notes
(Cost $40,706,758)		40,068,741

SHORT-TERM INVESTMENTS - 3.63%

Commercial Paper - 3.63%

Air Products & Chemicals Inc
4.850% due 10/04/07	7,200,000	7,197,090
BMW U.S. Capital LLC
4.720% due 10/02/07	4,205,000	4,204,449
General Electric Capital Corp
4.850% due 10/02/07	1,650,000	1,649,778
International Business Machines Corp
4.730% due 10/01/07	4,105,000	4,105,000
4.750% due 10/01/07	5,430,000	5,430,000
Parker-Hannifin Corp
4.740% due 10/04/07	1,468,000	1,467,420
UBS Finance LLC DE
4.750% due 10/01/07	5,655,000	5,655,000

		29,708,737

Time Deposit - 0.00%

State Street Bank
3.850% due 10/01/07	6,000	6,000

Total Short-Term Investments
(Cost $29,714,737)		29,714,737

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.71%
(Cost $818,628,520)		816,402,686

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.55%

The Mellon GSL DBT II Collateral Fund
5.468% Ä
(Cost $119,099,676)	119,099,676	$119,099,676

TOTAL INVESTMENTS - 114.26%
(Cost $937,728,196)		935,502,362

OTHER ASSETS & LIABILITIES, NET - (14.26%)		(116,720,962)

NET ASSETS - 100.00%		$818,781,400

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $14,975,000, or 1.83% of the net assets as of September 30, 2007, which could be extended at the option of the borrower:

	Unfunded Loan	Unrealized
Borrower	Commitments	Appreciation

A&P Unfunded Bridge Loan	$4,975,000	$—
Harrah’s Entertainment Inc	10,000,000	23,438

	$14,975,000	$23,438

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.67%

Autos & Transportation - 0.69%

Southwest Airlines Co †	1,256,000	$18,588,800

Consumer Discretionary - 14.27%

Clear Channel Communications Inc	320,398	11,995,701
Kimberly-Clark Corp	706,400	49,631,664
Liberty Media Corp - Capital ‘A’ *	243,565	30,404,219
Liberty Media Corp - Interactive ‘A’ *	1,306,125	25,090,661
Lowe’s Cos Inc	393,400	11,023,068
News Corp ‘B’ †	1,163,500	27,214,265
The Home Depot Inc	279,600	9,070,224
Time Warner Inc	4,219,900	77,477,364
Viacom Inc ‘B’ *	1,840,500	71,724,285
Wal-Mart Stores Inc †	1,585,400	69,202,710

		382,834,161

Consumer Staples - 12.66%

Altria Group Inc	588,400	40,911,452
Anheuser-Busch Cos Inc	423,700	21,180,763
Cadbury Schweppes PLC ADR (United Kingdom)	1,135,800	52,837,416
Kraft Foods Inc ‘A’	1,467,779	50,653,053
Sara Lee Corp	216,000	3,605,040
The Coca-Cola Co	1,531,400	88,009,558
The Procter & Gamble Co	365,500	25,709,270
Unilever NV ‘NY’ (Netherlands)	1,841,700	56,816,445

		339,722,997

Financial Services - 27.54%

Aflac Inc	283,500	16,170,840
American International Group Inc	469,900	31,788,735
Bank of America Corp †	1,752,800	88,113,256
Barclays PLC ADR † (United Kingdom)	58,400	2,839,408
Berkshire Hathaway Inc ‘B’ *	7,113	28,110,576
Citigroup Inc	2,384,500	111,284,615
Fannie Mae	180,500	10,976,205
Freddie Mac	581,500	34,314,315
Genworth Financial Inc ‘A’	312,700	9,609,271
JPMorgan Chase & Co	820,900	37,613,638
MBIA Inc	154,000	9,401,700
Merrill Lynch & Co Inc	425,200	30,308,256
MetLife Inc	364,800	25,437,504
The Bank of New York Mellon Corp	862,154	38,055,477
The Bear Stearns Cos Inc †	69,900	8,584,419
The Chubb Corp	1,037,440	55,648,282
The Hartford Financial Services Group Inc	128,000	11,846,400
The PNC Financial Services Group Inc	292,500	19,919,250
The Travelers Cos Inc	314,600	15,836,964
The Western Union Co	484,400	10,157,868
Torchmark Corp †	199,700	12,445,304
U.S. Bancorp	439,400	14,293,682
Wachovia Corp	1,457,000	73,068,550
Wells Fargo & Co	1,204,400	42,900,728

		738,725,243

Health Care - 18.23%

Abbott Laboratories	864,300	46,343,766
Boston Scientific Corp *	1,099,500	15,338,025
Bristol-Myers Squibb Co	2,442,200	70,384,204
Cardinal Health Inc	572,900	35,823,437
CVS Caremark Corp	1,163,000	46,089,690
Eli Lilly & Co †	875,400	49,836,522
GlaxoSmithKline PLC ADR † (United Kingdom)	615,400	32,739,280
Pfizer Inc	1,842,300	45,007,389
Roche Holding AG ADR (Switzerland)	128,400	11,601,287
Sanofi-Aventis ADR † (France)	188,500	7,996,170
Schering-Plough Corp	1,964,500	62,137,135
Wyeth	1,472,100	65,582,055

		488,878,960

Materials & Processing - 7.67%

Alcoa Inc	515,000	20,146,800
E.I. du Pont de Nemours & Co	1,215,400	60,235,224
International Paper Co †	2,629,617	94,324,362
Newmont Mining Corp	251,900	11,267,487
Rohm & Haas Co †	354,300	19,723,881

		205,697,754

Multi-Industry - 1.48%

General Electric Co	957,602	39,644,723

Producer Durables - 0.33%

Cognex Corp	55,100	978,576
KLA-Tencor Corp †	139,500	7,781,310

		8,759,886

Technology - 5.43%

Cisco Systems Inc *	264,600	8,760,906
Computer Sciences Corp *	85,900	4,801,810
Dell Inc *	1,146,000	31,629,600
Flextronics International Ltd * (Singapore)	143,400	1,603,212
Hewlett-Packard Co	331,300	16,495,427
Intel Corp	545,800	14,114,388
International Business Machines Corp	271,900	32,029,820
Microsoft Corp	600,900	17,702,514
Telefonaktiebolaget LM Ericsson ADR (Sweden)	250,400	9,965,920
Texas Instruments Inc †	236,000	8,635,240

		145,738,837

Utilities - 7.37%

AT&T Inc	970,700	41,070,317
Comcast Corp ‘A’ *	3,158,100	76,362,858
Verizon Communications Inc	1,810,900	80,186,652

		197,619,827

Total Common Stocks (Cost $2,458,364,118)		2,566,211,188

	Principal
	Amount

SHORT-TERM INVESTMENTS - 3.74%

U.S. Government Agency Issue - 3.73%

Federal Home Loan Bank
4.000% due 10/01/07	$100,000,000	100,000,000

Time Deposit - 0.01%

State Street Bank
3.850% due 10/01/07	312,000	312,000

Total Short-Term Investments (Cost $100,312,000)		100,312,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.41% (Cost $2,558,676,118)		2,666,523,188

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.01%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $107,525,163)	107,525,163	$107,525,163

TOTAL INVESTMENTS - 103.42% (Cost $2,666,201,281)		2,774,048,351

OTHER ASSETS & LIABILITIES, NET - (3.42%)		(91,670,077)

NET ASSETS - 100.00%		$2,682,378,274

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.56%

Autos & Transportation - 7.67%

C.H. Robinson Worldwide Inc †	702,234	$38,124,284
Expeditors International of Washington Inc †	649,192	30,706,781
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	381,495	20,829,627
UAL Corp * †	439,711	20,459,753

		110,120,445

Consumer Discretionary - 35.64%

Abercrombie & Fitch Co ‘A’ †	495,125	39,956,588
Apollo Group Inc ‘A’ * †	500,481	30,103,932
AutoZone Inc * †	154,005	17,886,141
Baidu.com Inc ADR * (Cayman)	126,770	36,718,930
Chipotle Mexican Grill Inc ‘B’ * †	164,326	17,582,882
Choice Hotels International Inc †	317,363	11,955,064
ChoicePoint Inc *	530,540	20,118,077
Ctrip.com International Ltd ADR (Cayman)	348,970	18,076,646
Discovery Holding Co ‘A’ * †	796,523	22,979,689
Focus Media Holding Ltd ADR * † (Cayman)	327,158	18,981,707
Grupo Televisa SA ADR † (Mexico)	1,226,967	29,655,792
Iron Mountain Inc * †	673,237	20,520,264
Li & Fung Ltd + (Bermuda)	7,190,000	30,397,398
Monster Worldwide Inc *	682,136	23,233,552
NHN Corp * + (South Korea)	99,251	22,853,780
The Corporate Executive Board Co †	528,592	39,242,670
Under Armour Inc ‘A’ * †	239,488	14,326,172
Weight Watchers International Inc †	231,402	13,319,499
Wendy’s International Inc †	501,887	17,520,875
Wynn Resorts Ltd †	420,664	66,279,820

		511,709,478

Energy - 2.12%

Southwestern Energy Co * †	727,341	30,439,221

Financial Services - 14.51%

Alleghany Corp *	46,121	18,725,126
Brookfield Asset Management Inc ‘A’ (Canada)	525,039	20,214,002
Brown & Brown Inc †	182,249	4,793,149
Calamos Asset Management Inc ‘A’ †	698,834	19,728,084
Global Payments Inc †	469,170	20,746,697
InterContinentalExchange Inc * †	153,228	23,275,333
Janus Capital Group Inc †	1,056,736	29,884,494
Leucadia National Corp †	574,305	27,692,987
MasterCard Inc ‘A’	146,532	21,682,340
Moody’s Corp †	429,380	21,640,752

		208,382,964

Health Care - 7.32%

Gen-Probe Inc *	422,746	28,146,429
Illumina Inc * †	284,239	14,746,319
Stericycle Inc * †	588,338	33,629,400
Techne Corp * †	453,999	28,638,257

		105,160,405

Integrated Oils - 4.09%

Ultra Petroleum Corp * † (Canada)	946,945	58,748,468

Materials & Processing - 6.17%

Aecom Technology Corp *	297,167	10,380,043
Forest City Enterprises Inc ‘A’ †	396,822	21,888,702
Nalco Holding Co	1,333,497	39,538,186
Texas Industries Inc †	213,572	16,765,402

		88,572,333

Multi-Industry - 0.49%

Freedom Acquisition Holdings Inc * †	626,838	7,051,928

Producer Durables - 4.14%

Crown Castle International Corp * †	519,208	21,095,421
Desarrolladora Homex SAB de CV ADR * (Mexico)	225,681	12,525,296
Itron Inc * †	160,170	14,907,022
NVR Inc * †	23,114	10,869,358

		59,397,097

Technology - 5.09%

Autodesk Inc *	284,021	14,192,529
Equinix Inc * †	286,236	25,386,271
salesforce.com inc * †	406,006	20,836,228
SAVVIS Inc * †	325,899	12,638,363

		73,053,391

Utilities - 6.32%

NII Holdings Inc * †	500,803	41,140,966
Questar Corp	380,679	19,997,068
Tencent Holdings Ltd + (Cayman)	4,589,000	29,524,138

		90,662,172

Total Common Stocks (Cost $1,156,993,777)		1,343,297,902

OPEN-END MUTUAL FUND - 3.05%

Aeroplan Income Fund (Canada)	1,956,339	43,762,673

Total Open-End Mutual Fund (Cost $30,492,916)		43,762,673

	Principal
	Amount

SHORT-TERM INVESTMENTS - 4.22%

U.S. Government Agency Issue - 4.22%

Federal Home Loan Bank
4.000% due 10/01/07	$60,600,000	60,600,000

Time Deposit - 0.00%

State Street Bank
3.850% due 10/01/07	41,000	41,000

Total Short-Term Investments (Cost $60,641,000)		60,641,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.83% (Cost $1,248,127,693)		1,447,701,575

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.40%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $335,991,639)	335,991,639	$335,991,639

TOTAL INVESTMENTS - 124.23% (Cost $1,584,119,332)		1,783,693,214

OTHER ASSETS & LIABILITIES, NET - (24.23%)		(347,874,048)

NET ASSETS - 100.00%		$1,435,819,166

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $82,775,316, or 5.77% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.83%

Consumer Discretionary - 4.61%

Morgans Hotel Group Co * †	536,220	$11,662,785
Starwood Hotels & Resorts Worldwide Inc	647,815	39,354,761

		51,017,546

Financial Services - 89.11%

Acadia Realty Trust REIT †	204,750	5,554,868
AMB Property Corp REIT †	420,440	25,146,516
American Campus Communities Inc REIT †	18,780	550,066
Archstone-Smith Trust REIT	220,410	13,255,457
AvalonBay Communities Inc REIT †	337,714	39,870,515
Boston Properties Inc REIT †	612,402	63,628,568
Brandywine Realty Trust REIT †	698,477	17,678,453
BRE Properties Inc REIT †	96,853	5,416,988
Brookfield Properties Corp † (Canada)	2,174,127	54,135,762
Camden Property Trust REIT †	79,990	5,139,358
Cedar Shopping Centers Inc REIT †	151,120	2,058,254
Cogdell Spencer Inc REIT	119,210	2,205,385
Colonial Properties Trust REIT	27,800	953,540
DCT Industrial Trust Inc REIT	139,210	1,457,529
DiamondRock Hospitality Co REIT †	360,900	6,283,269
Douglas Emmett Inc REIT	286,640	7,088,607
Duke Realty Corp REIT †	110,500	3,736,005
EastGroup Properties Inc REIT †	56,700	2,566,242
Equity Lifestyle Properties Inc REIT †	324,047	16,785,635
Equity One Inc REIT †	2,200	59,840
Equity Residential REIT †	1,742,827	73,826,152
Essex Property Trust Inc REIT †	196,515	23,104,269
Federal Realty Investment Trust REIT †	303,086	26,853,420
General Growth Properties Inc REIT †	418,590	22,444,796
GMH Communities Trust REIT	119,050	922,637
HCP Inc REIT †	161,893	5,369,991
Healthcare Realty Trust Inc REIT †	704,240	18,775,038
Hersha Hospitality Trust REIT	431,026	4,267,157
Host Hotels & Resorts Inc REIT †	3,269,721	73,372,539
Kilroy Realty Corp REIT †	174,609	10,586,544
Kimco Realty Corp REIT †	660	29,839
Liberty Property Trust REIT †	431,789	17,362,236
Mack-Cali Realty Corp REIT †	733,531	30,148,124
Maguire Properties Inc REIT †	145,870	3,767,822
Mid-America Apartment Communities Inc REIT	144,585	7,207,562
Parkway Properties Inc REIT †	24,369	1,075,648
Plum Creek Timber Co Inc REIT †	232,583	10,410,415
Post Properties Inc REIT †	574,801	22,244,799
ProLogis REIT †	312,755	20,751,294
PS Business Parks Inc REIT	32,510	1,848,193
Public Storage REIT †	368,238	28,961,919
Ramco-Gershenson Properties Trust REIT †	83,150	2,597,606
Regency Centers Corp REIT †	527,329	40,472,501
Senior Housing Properties Trust REIT †	1,032,940	22,786,656
Simon Property Group Inc REIT †	1,025,625	102,562,500
SL Green Realty Corp REIT †	180,500	21,076,985
Sovran Self Storage Inc REIT †	166,437	7,629,472
Strategic Hotels & Resorts Inc REIT †	1,073,474	22,102,830
Taubman Centers Inc REIT †	128,060	7,011,285
The Macerich Co REIT †	426,424	37,346,214
UDR Inc REIT †	55,970	1,361,190
Universal Health Realty Income Trust REIT †	74,300	2,639,879
Vornado Realty Trust REIT †	377,875	41,320,631

		985,809,000

Health Care - 0.52%

Assisted Living Concepts Inc ‘A’ * †	625,500	5,717,070

Materials & Processing - 1.59%

Brookfield Homes Corp †	22,522	417,783
Forest City Enterprises Inc ‘A’ †	312,130	17,217,091

		17,634,874

Total Common Stocks (Cost $815,721,317)		1,060,178,490

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.00%

Time Deposit - 4.00%

State Street Bank
3.850% due 10/01/07	$44,187,000	44,187,000

Total Short-Term Investment (Cost $44,187,000)		44,187,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.83% (Cost $859,908,317)		1,104,365,490

	Shares

SECURITIES LENDING COLLATERAL - 18.48%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $204,434,419)	204,434,419	204,434,419

TOTAL INVESTMENTS - 118.31% (Cost $1,064,342,736)		1,308,799,909

OTHER ASSETS & LIABILITIES, NET - (18.31%)		(202,525,682)

NET ASSETS - 100.00%		$1,106,274,227

Note to Schedule of Investments
(a) As of September 30, 2007, the portfolio was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	24.52%
Retail	22.33%
Residential	17.47%
Lodging	14.19%
Diversified	7.87%
Healthcare/Assisted Living	5.20%
Self Storage	3.31%
Land	0.94%

95.83%
Short-Term Investment & Securities Lending Collateral	22.48%
Other Assets & Liabilities, Net	(18.31%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO (Formerly VN Small-Cap Value Portfolio)
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.31%

Autos & Transportation - 1.30%

Arlington Tankers Ltd † (Bermuda)	91,600	$2,256,108
Forward Air Corp †	109,750	3,268,355

		5,524,463

Consumer Discretionary - 10.67%

Aaron Rents Inc †	273,291	6,094,389
AFC Enterprises Inc * †	281,175	4,231,684
Central Garden & Pet Co * †	246,300	2,192,070
Columbia Sportswear Co †	79,478	4,395,928
Monro Muffler Brake Inc †	117,252	3,961,945
Regis Corp	111,965	3,572,803
Stage Stores Inc †	164,450	2,997,924
The Men’s Wearhouse Inc †	122,925	6,210,171
Triarc Cos Inc ‘B’ †	263,495	3,296,322
Waste Connections Inc * †	120,965	3,841,848
WESCO International Inc * †	106,370	4,567,528

		45,362,612

Consumer Staples - 1.60%

Ralcorp Holdings Inc * †	122,100	6,815,622

Energy - 10.66%

Arena Resources Inc * †	131,350	8,603,425
Atwood Oceanics Inc * †	60,200	4,608,912
Continental Resources Inc *	436,475	7,917,656
Gulfport Energy Corp * †	247,955	5,866,615
Oil States International Inc * †	187,425	9,052,628
Petrohawk Energy Corp *	292,500	4,802,850
PetroQuest Energy Inc * †	418,375	4,489,164

		45,341,250

Financial Services - 18.55%

Affiliated Managers Group Inc * †	75,650	9,646,132
Cullen/Frost Bankers Inc	76,925	3,855,481
Financial Federal Corp †	145,626	4,078,984
First Cash Financial Services Inc * †	245,366	5,746,472
HCC Insurance Holdings Inc	242,844	6,955,052
Hilb Rogal & Hobbs Co †	110,050	4,768,467
IPC Holdings Ltd (Bermuda)	178,000	5,135,300
MB Financial Inc †	114,595	3,959,257
McGrath RentCorp †	158,052	5,253,648
Prosperity Bancshares Inc †	195,200	6,472,832
Raymond James Financial Inc †	264,712	8,695,789
United Fire & Casualty Co †	180,099	7,040,070
Waddell & Reed Financial Inc ‘A’	270,600	7,314,318

		78,921,802

Health Care - 7.60%

Healthcare Services Group Inc †	169,588	3,437,539
Healthspring Inc * †	262,875	5,126,062
LHC Group Inc *	225,640	4,844,491
Medical Action Industries Inc * †	173,514	4,105,341
Owens & Minor Inc †	98,300	3,744,247
Pediatrix Medical Group Inc *	169,125	11,064,158

		32,321,838

Integrated Oils - 0.98%

Concho Resources Inc *	280,800	4,158,648

Materials & Processing - 11.52%

Airgas Inc	118,450	6,115,574
Cleveland-Cliffs Inc †	35,700	3,140,529
Corn Products International Inc	78,655	3,607,905
Cytec Industries Inc †	63,115	4,316,435
FMC Corp	131,900	6,861,438
Lennox International Inc †	172,775	5,839,795
The Scotts Miracle-Gro Co ‘A’ †	126,225	5,396,119
The Valspar Corp †	202,875	5,520,229
URS Corp * †	145,350	8,205,008

		49,003,032

Multi-Industry - 2.34%

Brunswick Corp †	117,800	2,692,908
Teleflex Inc	93,375	7,275,780

		9,968,688

Producer Durables - 18.31%

Actuant Corp ‘A’	97,600	6,341,072
Alliant Techsystems Inc * †	121,565	13,287,054
ARRIS Group Inc * †	318,575	3,934,401
ATMI Inc * †	129,890	3,864,228
Brooks Automation Inc * †	317,375	4,519,420
General Cable Corp * †	129,050	8,661,836
IDEX Corp †	98,462	3,583,032
Kennametal Inc	67,500	5,668,650
Lincoln Electric Holdings Inc	78,600	6,100,146
Moog Inc ‘A’ * †	170,210	7,479,027
Nordson Corp †	110,120	5,529,125
Rofin-Sinar Technologies Inc *	69,522	4,881,140
Team Inc *	147,236	4,031,322

		77,880,453

Technology - 9.54%

Blackbaud Inc †	85,525	2,158,651
CommScope Inc * †	144,250	7,247,120
DRS Technologies Inc †	86,250	4,754,100
Micros Systems Inc * †	68,420	4,452,089
Microsemi Corp * †	178,275	4,970,307
Sybase Inc * †	295,850	6,843,010
Tyler Technologies Inc * †	188,400	2,515,140
Vignette Corp * †	223,725	4,490,161
Western Digital Corp *	123,575	3,128,919

		40,559,497

Utilities - 2.24%

Vectren Corp	227,100	6,197,559
Westar Energy Inc †	135,015	3,315,968

		9,513,527

Total Common Stocks (Cost $387,959,549)		405,371,432

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.85%

Time Deposit - 3.85%

State Street Bank
3.850% due 10/01/07	$16,396,000	16,396,000

Total Short-Term Investment (Cost $16,396,000)		16,396,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.16% (Cost $404,355,549)		421,767,432

See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 31.96%

The Mellon GSL DBT II Collateral Fund 5.468% Δ (Cost $135,922,072)	135,922,072	$135,922,072

TOTAL INVESTMENTS - 131.12% (Cost $540,277,621)		557,689,504

OTHER ASSETS & LIABILITIES, NET - (31.12%)		(132,348,721)

NET ASSETS - 100.00%		$425,340,783

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 126

PACIFIC SELECT FUND
Schedule of Investments
Explanation of Symbols and Terms
September 30, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of September 30, 2007.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees, (the “Board”), including considerations to determine fair values for certain foreign securities.

Δ	Rate shown reflects 7-day yield as of September 30, 2007.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

#	Securities purchased on a when-issued basis.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2007.

¤	Securities were in default as of September 30, 2007.

±	Securities are grouped by coupon rate and represent a range of maturities.

⌂	A portion of this security is subject to call/put options written.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of September 30, 2007.

□	Securities were fully/partially segregated with the broker(s)/custodian as collateral for swap contracts as of September 30, 2007.

λ	Total shares owned by the portfolio as of September 30, 2007 were less than one share.

∞	Unsettled position. Contract rates do not take effect until settlement date.
Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
September 30, 2007 (Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of September 30, 2007, are presented in the table below:

	Total Cost on	Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolios	Tax Basis	Appreciation	Depreciation	Appreciation (Depreciation)
Small-Cap Growth	$1,002,868,780	$98,335,368	($40,031,402)	$58,303,966
International Value	3,565,493,301	721,097,897	(141,161,203)	579,936,694
International Small Cap	988,948,067	175,662,364	(33,028,799)	142,633,565
Equity Index	2,025,832,260	544,702,886	(135,092,303)	409,610,583
Small-Cap Index	1,995,887,417	246,850,346	(126,483,163)	120,367,183
Diversified Research	1,569,934,397	267,847,464	(46,746,903)	221,100,561
Equity	353,535,793	59,753,779	(8,462,120)	51,291,659
American Fund Growth-Income	1,829,347,363	280,544,674	—	280,544,674
American Fund Growth	1,361,558,270	232,348,146	—	232,348,146
Large-Cap Value	2,752,991,483	532,297,911	(45,430,169)	486,867,742
Technology	132,017,485	19,699,658	(761,609)	18,938,049
Short Duration Bond	1,617,079,069	6,840,278	(11,410,928)	(4,570,650)
Floating Rate Loan	759,077,441	613,756	(25,136,611)	(24,522,855)
Diversified Bond	3,052,254,136	15,260,950	(31,841,277)	(16,580,327)
Growth LT	1,762,477,929	505,813,465	(22,745,952)	483,067,513
Focused 30	350,427,379	110,603,956	(3,130,443)	107,473,513
Health Sciences	141,001,153	28,210,670	(3,575,023)	24,635,647
Mid-Cap Value	5,509,270,476	363,556,914	(303,319,040)	60,237,874
Large-Cap Growth	964,534,514	134,277,910	(5,090,735)	129,187,175
International Large-Cap	2,816,858,527	502,716,318	(53,640,448)	449,075,870
Small-Cap Value	737,791,187	128,021,317	(25,932,251)	102,089,066
Multi-Strategy	485,648,017	68,302,216	(10,928,244)	57,373,972
Main Street Core	2,484,626,873	299,338,019	(42,986,280)	256,351,739
Emerging Markets	1,533,462,054	601,301,056	(23,288,032)	578,013,024
Managed Bond	6,235,316,188	53,034,592	(34,953,986)	18,080,606
Inflation Managed	9,354,555,674	—	(84,921,613)	(84,921,613)
Money Market	1,188,667,043	—	—	—
High Yield Bond	938,237,036	14,556,076	(17,290,750)	(2,734,674)
Comstock	2,666,201,281	181,985,513	(74,138,443)	107,847,070
Mid-Cap Growth	1,584,119,332	245,910,834	(46,336,952)	199,573,882
Real Estate	1,064,342,736	263,533,411	(19,076,238)	244,457,173
Small-Cap Equity	540,277,621	35,324,478	(17,912,595)	17,411,883

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:	November 29, 2007

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 29, 2007

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	November 29, 2007